OMB APPROVAL
OMB Number:	3235-0578
Expires:	April 30, 2010
Estimated average burden
hours per response:	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402
(Address of principal executive offices) (Zip code)

Greg J. Lyons, Secretary and Chief Legal Officer

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: October 31

Date of reporting period: May 1, 2009 – July 31, 2009

Item 1.	Schedule of Investments

2009 QUARTERLY REPORT

Russell Funds

JULY 31, 2009

FUND	SHARE CLASS	FUND NAME PRIOR TO SEPTEMBER 2, 2008

U.S. Equity Funds

Russell U.S. Core Equity Fund	A, C, E, I, S, Y	Equity I Fund

Russell U.S. Quantitative Equity Fund	A, C, E, I, S, Y	Equity Q Fund

Russell U.S. Growth Fund	C, E, I, S	Select Growth Fund

Russell U.S. Value Fund	C, E, I, S	Select Value Fund

Russell U.S. Small & Mid Cap Fund	A, C, E, I, S, Y	Equity II Fund

International and Global Equity Funds

Russell International Developed Markets Fund	A, C, E, I, S, Y	International Fund

Russell Global Equity Fund	A, C, E, S, Y	Global Equity Fund

Russell Emerging Markets Fund	A, C, E, S, Y	Emerging Markets Fund

Tax-Managed Equity Funds

Russell Tax-Managed U.S. Large Cap Fund	C, E, S	Tax-Managed Large Cap Fund

Russell Tax-Managed U.S. Mid & Small Cap Fund	C, E, S	Tax-Managed Mid & Small Cap Fund

Taxable Fixed Income Funds

Russell Strategic Bond Fund	A, C, E, I, S, Y	Fixed Income III Fund

Russell Investment Grade Bond Fund	C, E, I, S, Y	Fixed Income I Fund

Russell Short Duration Bond Fund	A, C, E, S, Y	Short Duration Bond Fund

Tax Exempt Fixed Income Funds

Russell Tax Exempt Bond Fund	C, E, S	Tax Exempt Bond Fund

Specialty Funds

Russell Real Estate Securities Fund	A, C, E, S, Y	Real Estate Securities Fund

Money Market Funds

Russell Money Market Fund	A, S	Money Market Fund

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on 16 of these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

July 31, 2009 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. member FINRA, part of Russell Investments.

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.1%
Consumer Discretionary - 12.2%
Amazon.com, Inc. (Æ)	236,994	20,325
Apollo Group, Inc. Class A (Æ)	98,190	6,779
AutoNation, Inc. (Æ)(Ñ)	91,800	1,898
AutoZone, Inc. (Æ)(Ñ)	26,030	3,997
Avon Products, Inc.	208,840	6,762
Bed Bath & Beyond, Inc. (Æ)	198,100	6,884
Best Buy Co., Inc. (Ñ)	416,170	15,552
Carnival Corp.	312,210	8,739
CBS Corp. Class B	231,750	1,898
Centex Corp. (Æ)(Ñ)	803,600	8,767
Coach, Inc.	110,550	3,271
Comcast Corp. Class A	173,700	2,581
Costco Wholesale Corp.	407,032	20,148
DIRECTV Group, Inc. (The) (Æ)(Ñ)	139,243	3,606
Dollar Tree, Inc. (Æ)(Ñ)	96,130	4,434
eBay, Inc. (Æ)	750,500	15,948
Estee Lauder Cos., Inc. (The) Class A (Ñ)	119,395	4,351
Foot Locker, Inc.	103,600	1,148
Ford Motor Co. (Æ)(Ñ)	1,591,468	12,732
Goodyear Tire & Rubber Co. (The) (Æ)	197,520	3,362
Guess?, Inc.	77,710	2,259
Hasbro, Inc.	197,980	5,247
Home Depot, Inc.	410,007	10,636
International Game Technology	222,693	4,398
JC Penney Co., Inc.	249,745	7,530
Johnson Controls, Inc. (Ñ)	393,750	10,190
Jones Apparel Group, Inc.	82,100	1,130
Kohl’s Corp. (Æ)	270,999	13,157
Liberty Media Corp. - Capital Series A (Æ)(Ñ)	190,397	2,776
Limited Brands, Inc.	77,700	1,005
Lowe’s Cos., Inc.	1,781,526	40,013
Macy’s, Inc.	160,900	2,238
Magna International, Inc. Class A	212,400	10,824
McDonald’s Corp.	930,421	51,229
McGraw-Hill Cos., Inc. (The)	222,500	6,975
Newell Rubbermaid, Inc.	81,800	1,053
News Corp. Class A	485,500	5,015
Nike, Inc. Class B (Ñ)	637,152	36,088
NVR, Inc. (Æ)(Ñ)	26,325	15,825
Omnicom Group, Inc.	193,490	6,579
priceline.com, Inc. (Æ)(Ñ)	55,132	7,146
Pulte Homes, Inc. (Ñ)	403,560	4,589
Starbucks Corp. (Æ)	341,425	6,043
Starwood Hotels & Resorts Worldwide, Inc. (ö)(Ñ)	64,170	1,515
Target Corp.	161,500	7,045
Time Warner Cable, Inc.	120,276	3,976
Time Warner, Inc.	189,683	5,057
TJX Cos., Inc.	161,300	5,844
Viacom, Inc. Class B (Æ)	737,000	17,069
Wal-Mart Stores, Inc.	658,879	32,865
Walt Disney Co. (The)	868,290	21,812
Whirlpool Corp. (Ñ)	23,300	1,330

	Principal Amount ($) or Shares	Market Value $
Wynn Resorts, Ltd. (Æ)(Ñ)	196,780	10,069
Yum! Brands, Inc.	278,893	9,890

		521,599

Consumer Staples - 7.0%
Altria Group, Inc.	180,910	3,171
Archer-Daniels-Midland Co.	284,640	8,574
Bunge, Ltd.	23,800	1,665
Coca-Cola Co. (The)	762,406	37,998
Coca-Cola Enterprises, Inc.	120,000	2,255
Colgate-Palmolive Co.	152,600	11,054
ConAgra Foods, Inc.	38,400	754
CVS Caremark Corp.	1,570,695	52,587
Diageo PLC - ADR	102,890	6,418
Hansen Natural Corp. (Æ)(Ñ)	263,957	8,185
JM Smucker Co. (The)	23,100	1,156
Kimberly-Clark Corp.	42,100	2,461
Kraft Foods, Inc. Class A	82,400	2,335
Kroger Co. (The)	234,690	5,018
Lorillard, Inc.	28,800	2,123
Molson Coors Brewing Co. Class B	151,300	6,840
Nestle SA - ADR	185,190	7,608
Pepsi Bottling Group, Inc.	9,700	329
PepsiCo, Inc.	1,214,839	68,942
Philip Morris International, Inc.	353,360	16,467
Procter & Gamble Co. (The)	430,100	23,875
Reynolds American, Inc.	51,300	2,232
Safeway, Inc.	48,300	914
Smithfield Foods, Inc. (Æ)(Ñ)	62,800	851
Tyson Foods, Inc. Class A	899,325	10,279
Walgreen Co.	292,800	9,092
Whole Foods Market, Inc. (Æ)(Ñ)	308,755	7,469

		300,652

Energy - 10.1%
Anadarko Petroleum Corp.	198,800	9,582
Apache Corp.	135,980	11,416
Arch Coal, Inc. (Ñ)	1,068,355	18,600
Baker Hughes, Inc.	439,800	17,812
BP PLC - ADR (Ñ)	17,800	891
Cameron International Corp. (Æ)	479,450	14,973
Chesapeake Energy Corp.	1,174,669	25,185
Chevron Corp.	402,708	27,976
Cimarex Energy Co.	23,100	827
ConocoPhillips	169,742	7,419
Consol Energy, Inc.	292,750	10,401
Devon Energy Corp.	304,757	17,703
ENSCO International, Inc.	24,000	909
EOG Resources, Inc.	39,146	2,898
EQT Corp. (Ñ)	38,860	1,491
EXCO Resources, Inc. (Æ)	41,430	569
Exxon Mobil Corp.	602,176	42,387
First Solar, Inc. (Æ)(Ñ)	49,984	7,717
Forest Oil Corp. (Æ)(Ñ)	1,090,615	18,377
Helmerich & Payne, Inc. (Ñ)	32,400	1,113
Hess Corp.	153,300	8,462

Russell U.S. Core Equity Fund	3

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Marathon Oil Corp.	435,050	14,030
Nabors Industries, Ltd. (Æ)	83,700	1,425
Nexen, Inc.	21,700	452
NRG Energy, Inc. (Æ)	177,742	4,836
Occidental Petroleum Corp.	711,055	50,727
Patterson-UTI Energy, Inc.	110,445	1,525
Petroleo Brasileiro SA - ADR	280,765	11,579
Schlumberger, Ltd.	309,900	16,580
Southwestern Energy Co. (Æ)	285,340	11,822
Total SA - ADR	371,530	20,676
Transocean, Ltd. (Æ)	452,650	36,072
Valero Energy Corp.	84,600	1,523
XTO Energy, Inc.	278,948	11,222

		429,177

Financial Services - 18.3%
ACE, Ltd.	298,100	14,625
Aflac, Inc.	59,210	2,242
Allstate Corp. (The)	972,456	26,169
American Express Co.	966,641	27,385
Annaly Capital Management, Inc. (ö)	946,190	15,943
AON Corp.	127,250	5,020
Bank of America Corp.	3,415,329	50,513
Bank of New York Mellon Corp. (The)	850,606	23,256
BB&T Corp.	385,650	8,824
Brown & Brown, Inc.	334,150	6,409
Capital One Financial Corp. (Ñ)	1,416,359	43,482
Charles Schwab Corp. (The)	1,178,960	21,068
Chubb Corp.	346,130	15,984
Deutsche Bank AG	18,500	1,201
Fidelity National Financial, Inc. Class A	210,025	3,014
Genworth Financial, Inc. Class A	918,260	6,336
Goldman Sachs Group, Inc. (The)	559,215	91,320
Hartford Financial Services Group, Inc.	221,965	3,660
iShares Russell 1000 Value Index Fund (Ñ)	66,963	3,412
JPMorgan Chase & Co.	2,806,079	108,455
Lincoln National Corp.	127,300	2,697
Mastercard, Inc. Class A (Ñ)	111,277	21,591
MetLife, Inc.	969,425	32,912
MFA Financial, Inc. (ö)	808,380	5,982
Morgan Stanley	1,540,363	43,900
MSCI, Inc. Class A (Æ)	78,190	2,185
Old Republic International Corp. (Ñ)	91,400	945
Prudential Financial, Inc.	295,070	13,063
Redwood Trust, Inc. (ö)(Ñ)	341,590	5,551
RenaissanceRe Holdings, Ltd.	89,365	4,491
State Street Corp.	158,030	7,949
T Rowe Price Group, Inc. (Ñ)	72,520	3,387
Torchmark Corp. (Ñ)	35,100	1,371
Travelers Cos., Inc. (The)	382,494	16,474
Unum Group	103,600	1,945
US Bancorp	512,417	10,458
Visa, Inc.	792,495	51,877
Wells Fargo & Co.	3,110,037	76,071
XL Capital, Ltd. Class A	95,850	1,349

		782,516

	Principal Amount ($) or Shares	Market Value $
Health Care - 10.1%
Abbott Laboratories	878,860	39,540
Alcon, Inc.	15,600	1,991
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	109,250	4,812
Allergan, Inc.	196,900	10,520
Amgen, Inc. (Æ)	363,394	22,643
Boston Scientific Corp. (Æ)	1,183,866	12,715
Bristol-Myers Squibb Co.	67,700	1,472
Brookdale Senior Living, Inc. (Ñ)	484,900	5,193
Cardinal Health, Inc.	15,800	526
Covidien PLC	316,200	11,956
Eli Lilly & Co.	68,000	2,372
Express Scripts, Inc. Class A (Æ)	75,385	5,280
Genzyme Corp. (Æ)	52,408	2,719
Gilead Sciences, Inc. (Æ)	586,039	28,675
GlaxoSmithKline PLC - ADR (Ñ)	24,900	953
Henry Schein, Inc. (Æ)	21,030	1,080
Illumina, Inc. (Æ)(Ñ)	66,460	2,402
Intuitive Surgical, Inc. (Æ)(Ñ)	46,818	10,643
Johnson & Johnson	277,320	16,886
Laboratory Corp. of America Holdings (Æ)	138,500	9,306
Medtronic, Inc.	110,500	3,914
Merck & Co., Inc.	720,220	21,614
Mylan, Inc. (Æ)(Ñ)	574,722	7,581
Myriad Genetics, Inc. (Æ)(Ñ)	186,195	5,105
Novartis AG - ADR	279,100	12,733
Omnicare, Inc. (Ñ)	182,925	4,366
Pfizer, Inc.	1,952,330	31,101
Schering-Plough Corp.	1,992,377	52,818
St. Jude Medical, Inc. (Æ)	374,001	14,104
Stryker Corp.	149,500	5,813
Teva Pharmaceutical Industries, Ltd. - ADR	55,340	2,952
Thermo Fisher Scientific, Inc. (Æ)	411,451	18,630
UnitedHealth Group, Inc.	178,600	5,011
WellPoint, Inc. (Æ)	77,390	4,074
Wyeth	1,073,432	49,968

		431,468

Materials and Processing - 4.7%
Air Products & Chemicals, Inc.	140,700	10,496
Alcoa, Inc. (Ñ)	349,810	4,114
Ball Corp.	185,000	8,947
Barrick Gold Corp.	434,085	15,149
BHP Billiton PLC - ADR	153,300	8,110
Cameco Corp.	37,300	1,031
Celanese Corp. Class A	332,400	8,543
Cytec Industries, Inc.	44,400	1,114
Dow Chemical Co. (The)	420,969	8,912
Eastman Chemical Co.	31,900	1,584
EI Du Pont de Nemours & Co.	651,150	20,140
Freeport-McMoRan Copper & Gold, Inc.	228,700	13,791
Masco Corp. (Ñ)	136,600	1,903
MeadWestvaco Corp.	63,700	1,241
Monsanto Co.	413,455	34,730
Newmont Mining Corp.	481,638	19,916
Owens-Illinois, Inc. (Æ)	20,200	686
Potash Corp. of Saskatchewan, Inc.	82,608	7,683

4	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

PPG Industries, Inc. (Ñ)	185,140	10,183
Praxair, Inc.	166,582	13,023
Sherwin-Williams Co. (The) (Ñ)	70,350	4,063
Sonoco Products Co.	59,400	1,573
United States Steel Corp. (Ñ)	105,200	4,182

		201,114

Producer Durables - 8.5%
3M Co.	314,350	22,168
Accenture, Ltd. Class A	572,110	20,064
American Tower Corp. Class A (Æ)	18,900	644
AMR Corp. (Æ)	294,794	1,577
Applied Materials, Inc.	773,640	10,676
Boeing Co. (The)	102,155	4,383
Burlington Northern Santa Fe Corp.	71,900	5,651
Caterpillar, Inc. (Ñ)	373,350	16,450
CH Robinson Worldwide, Inc.	46,510	2,536
Continental Airlines, Inc. Class B (Æ)	687,622	7,681
Crane Co.	29,400	624
CSX Corp.	974,863	39,111
Cummins, Inc.	258,620	11,123
Dover Corp.	20,500	697
DR Horton, Inc. (Ñ)	137,900	1,598
Eaton Corp.	89,710	4,658
Emerson Electric Co.	167,100	6,079
Fluor Corp.	187,900	9,921
General Dynamics Corp.	395,929	21,931
General Electric Co.	1,114,700	14,937
Goodrich Corp.	16,300	837
Honeywell International, Inc.	458,650	15,915
Ingersoll-Rand PLC (Æ)	35,200	1,017
Joy Global, Inc.	57,790	2,149
Lockheed Martin Corp.	857,481	64,105
Navistar International Corp. (Æ)	117,190	4,634
Norfolk Southern Corp.	91,514	3,958
Northrop Grumman Corp.	369,240	16,461
PACCAR, Inc. (Ñ)	168,825	5,850
Raytheon Co.	31,000	1,455
Robert Half International, Inc. (Ñ)	100,910	2,502
SPX Corp.	104,600	5,525
Textron, Inc. (Ñ)	133,500	1,794
Union Pacific Corp.	334,949	19,266
United Technologies Corp.	289,770	15,784

		363,761

Technology - 18.0%
Activision Blizzard, Inc. (Æ)	560,608	6,419
Adobe Systems, Inc. (Æ)	84,640	2,744
Alcatel-Lucent - ADR (Æ)	1,041,820	2,875
Amphenol Corp. Class A	432,546	14,425
Analog Devices, Inc.	33,700	922
Apple, Inc. (Æ)	553,104	90,372
ASML Holding NV (Ñ)	587,920	15,292
AU Optronics Corp. - ADR (Ñ)	103,400	1,152
Avnet, Inc. (Æ)(Ñ)	481,245	11,742
Broadcom Corp. Class A (Æ)	697,913	19,702
Cisco Systems, Inc. (Æ)	2,063,579	45,419

	Principal Amount ($) or Shares	Market Value $
Corning, Inc.	547,910	9,315
Crown Castle International Corp. (Æ)	22,600	650
Dell, Inc. (Æ)	2,228,320	29,815
F5 Networks, Inc. (Æ)	90,465	3,358
Google, Inc. Class A (Æ)	167,991	74,428
Hewlett-Packard Co.	1,501,669	65,022
Intel Corp.	2,501,590	48,156
International Business Machines Corp.	531,027	62,624
International Rectifier Corp. (Æ)(Ñ)	766,200	12,688
Juniper Networks, Inc. (Æ)	959,880	25,082
Lam Research Corp. (Æ)(Ñ)	335,840	10,095
Marvell Technology Group, Ltd. (Æ)	628,360	8,382
Maxim Integrated Products, Inc.	481,700	8,536
McAfee, Inc. (Æ)	52,380	2,335
Micron Technology, Inc. (Æ)(Ñ)	373,000	2,384
Microsoft Corp.	487,000	11,454
Motorola, Inc.	999,315	7,155
Nokia OYJ - ADR (Ñ)	458,900	6,122
Oracle Corp.	774,070	17,130
QUALCOMM, Inc.	1,798,928	83,128
Research In Motion, Ltd. (Æ)	393,783	29,928
Salesforce.com, Inc. (Æ)(Ñ)	50,050	2,169
Seagate Technology, Inc. (Æ)(ß)	18,600	—
Symantec Corp. (Æ)	179,000	2,673
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	805,088	8,429
Telefonaktiebolaget LM Ericsson - ADR	600	6
Texas Instruments, Inc.	611,650	14,710
Tyco Electronics, Ltd.	148,000	3,178
Western Digital Corp. (Æ)	40,000	1,210
Xilinx, Inc.	213,440	4,630

		765,856

Utilities - 3.2%
Allegheny Energy, Inc.	338,610	8,536
Alliant Energy Corp.	24,300	636
Ameren Corp. (Ñ)	59,200	1,505
American Electric Power Co., Inc.	87,000	2,693
AT&T, Inc.	978,864	25,676
BCE, Inc.	342,050	7,881
CMS Energy Corp. (Ñ)	113,500	1,469
Dominion Resources, Inc.	241,930	8,177
Duke Energy Corp.	85,500	1,323
Edison International	21,900	708
FPL Group, Inc.	68,680	3,892
Millicom International Cellular SA (Æ)(Ñ)	25,260	1,873
NiSource, Inc.	58,000	748
PG&E Corp.	145,480	5,873
Progress Energy, Inc. - CVO (ß)(Æ)	6,400	—
Public Service Enterprise Group, Inc.	153,340	4,976
RRI Energy, Inc. (Æ)	3,324,965	17,788
Sprint Nextel Corp. (Æ)	1,782,168	7,129
Verizon Communications, Inc.	516,679	16,570
Vodafone Group PLC - ADR	832,010	17,123

		134,576

Total Common Stocks (cost $3,798,840)		3,930,719

Russell U.S. Core Equity Fund	5

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Preferred Stocks - 0.0%
Producer Durables - 0.0%
Motors Liquidation Co.	311,270	934

Total Preferred Stocks (cost $5,324)		934

Short-Term Investments - 7.1%
Russell Investment Company Russell Money Market Fund	246,336,285	246,336
State Street Euro Commercial Paper (ç)(ž) 0.010% due 08/03/09	54,300	54,300

Total Short-Term Investments (cost $300,636)		300,636

Other Securities - 5.7%
Russell Investment Company Russell Money Market Fund (×)	128,373,412	128,373
State Street Securities Lending Quality Trust (×)	118,247,655	116,358

Total Other Securities (cost $246,621)		244,731

Total Investments - 104.9% (identified cost $4,351,421)		4,477,020

Other Assets and Liabilities, Net - (4.9%)		(209,203)

Net Assets - 100.0%		4,267,817

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the quarterly report.

6	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	4,490	USD	220,998	09/09	11,417
S&P 500 Index (CME)	300	USD	73,830	09/09	3,705
S&P Midcap 400 E-Mini Index (CME)	430	USD	26,952	09/09	1,445

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					16,567

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$521,598,799	$—	$—	$521,598,799	12.2
Consumer Staples	300,651,725	—	—	300,651,725	7.0
Energy	429,176,924	—	—	429,176,924	10.1
Financial Services	782,515,930	—	—	782,515,930	18.3
Health Care	431,468,285	—	—	431,468,285	10.1
Materials and Processing	201,113,600	—	—	201,113,600	4.7
Producer Durables	363,761,143	—	—	363,761,143	8.5
Technology	765,855,741	—	—	765,855,741	18.0
Utilities	134,576,280	—	—	134,576,280	3.2
Preferred Stocks	933,810	—	—	933,810	0.0
Short-Term Investments	246,336,287	54,300,000	—	300,636,287	7.1
Other Securities	128,373,412	116,358,293	—	244,731,705	5.7

Total Investments	4,306,361,936	170,658,293	—	4,477,020,229	104.9

Other Assets and Liabilities, Net					(4.9)

					100.0

Futures Contracts	16,567,250	—	—	16,567,250	0.4

Total Other Financial Instruments**	16,567,250	—	—	16,567,250

Total	$4,322,929,186	$170,658,293	$—	$4,493,587,479

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

Russell U.S. Core Equity Fund	7

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 103.7%
Consumer Discretionary - 14.6%
Accenture, Ltd. Class A (Û)	837,515	29,372
Activision Blizzard, Inc. (Æ)	97,246	1,114
Advance Auto Parts, Inc.	6,200	287
Aeropostale, Inc. (Æ)	14,088	513
Amazon.com, Inc. (Æ)(Û)	135,190	11,594
American Eagle Outfitters, Inc.	22,600	325
Apollo Group, Inc. Class A (Æ)(Û)	419,311	28,949
Autoliv, Inc.	12,709	455
AutoNation, Inc. (Æ)	87,800	1,816
AutoZone, Inc. (Æ)	21,100	3,240
Avon Products, Inc.	10,700	346
Bebe Stores, Inc.	19,200	140
Bed Bath & Beyond, Inc. (Æ)	8,300	288
Best Buy Co., Inc.	133,500	4,989
Big Lots, Inc. (Æ)	171,868	3,960
BJ’s Wholesale Club, Inc. (Æ)	132,300	4,412
Black & Decker Corp.	2,500	94
BorgWarner, Inc.	23,422	777
Brinker International, Inc.	21,200	353
Cablevision Systems Corp. Class A	112,900	2,311
Career Education Corp. (Æ)	8,300	190
Carmax, Inc. (Æ)	13,500	218
Carnival Corp.	57,814	1,618
Carter’s, Inc. (Æ)	30,600	867
CBS Corp. Class B	518,705	4,248
Centex Corp. (Æ)	37,400	408
Central European Distribution Corp. (Æ)	12,300	353
Chico’s FAS, Inc. (Æ)	17,898	205
Chipotle Mexican Grill, Inc. Class A (Æ)	2,100	197
Choice Hotels International, Inc.	2,033	57
Cinemark Holdings, Inc.	34,467	382
Cintas Corp.	31,900	803
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	8,721	50
Coach, Inc. (Û)	329,100	9,738
Comcast Corp. Class A (Û)	1,624,564	24,141
Comcast Corp. Class A	36,120	505
Costco Wholesale Corp. (Û)	50,334	2,492
Darden Restaurants, Inc.	199,100	6,449
Deckers Outdoor Corp. (Æ)	12,200	825
DeVry, Inc.	61,400	3,054
Dick’s Sporting Goods, Inc. (Æ)	40,400	802
DIRECTV Group, Inc. (The) (Æ)(Û)	690,330	17,880
Discovery Communications, Inc. (Æ)	741	17
DISH Network Corp. Class A (Æ)	313,267	5,310
Dollar Tree, Inc. (Æ)	194,055	8,950
DreamWorks Animation SKG, Inc. Class A (Æ)	47,600	1,500
eBay, Inc. (Æ)(Û)	728,691	15,485
Estee Lauder Cos., Inc. (The) Class A	6,900	251
Expedia, Inc. (Æ)	197,000	4,080
Family Dollar Stores, Inc.	815,369	25,619
Fastenal Co.	58,200	2,070
Federal Mogul Corp. (Æ)	17,309	245
Foot Locker, Inc.	581,416	6,442

	Principal Amount ($) or Shares	Market Value $
Ford Motor Co. (Æ)(Û)	889,800	7,118
GameStop Corp. Class A (Æ)	129,411	2,833
Gannett Co., Inc.	573,154	4,012
Gap, Inc. (The) (Û)	625,200	10,203
Garmin, Ltd.	518,700	14,347
Gentex Corp.	14,232	213
Genuine Parts Co.	295,100	10,452
Goodyear Tire & Rubber Co. (The) (Æ)	48,200	820
Guess?, Inc.	37,300	1,084
Harley-Davidson, Inc.	14,300	323
Harman International Industries, Inc.	53,762	1,327
Hasbro, Inc.	20,900	554
Hertz Global Holdings, Inc. (Æ)	40,500	382
Hewitt Associates, Inc. Class A (Æ)	97,100	2,906
Hillenbrand, Inc.	4,100	74
Home Depot, Inc.	104,200	2,703
IAC/InterActiveCorp (Æ)	268,300	4,939
International Game Technology	36,500	721
ITT Educational Services, Inc. (Æ)	31,460	3,063
Jarden Corp. (Æ)	155,000	3,821
JC Penney Co., Inc.	20,300	612
John Wiley & Sons, Inc. Class A	28,191	899
Johnson Controls, Inc.	110,305	2,855
Jones Apparel Group, Inc.	369,600	5,086
KB Home	14,500	242
Kohl’s Corp. (Æ)	41,300	2,005
Leggett & Platt, Inc.	81,000	1,405
Lennar Corp. Class A	262,500	3,108
Liberty Global, Inc. Class A (Æ)(Û)	138,100	2,893
Liberty Media Corp. - Capital Series A (Æ)	14,300	209
Liberty Media Corp. - Entertainment Series A (Æ)	56,700	1,586
Liberty Media Corp. - Interactive (Æ)	70,993	473
Limited Brands, Inc.	89,200	1,154
Lowe’s Cos., Inc.	82,800	1,860
Macy’s, Inc.	374,700	5,212
Manpower, Inc.	169,544	8,130
Marriott International, Inc. Class A	9,267	200
McDonald’s Corp. (Û)	331,000	18,225
McGraw-Hill Cos., Inc. (The)	146,300	4,587
Meredith Corp.	6,200	164
Meritage Homes Corp. (Æ)	31,200	668
MGM Mirage (Æ)	53,800	389
MSC Industrial Direct Co. Class A	11,300	443
NetFlix, Inc. (Æ)	32,925	1,447
Newell Rubbermaid, Inc.	457,635	5,890
News Corp. Class A	68,166	704
Nike, Inc. Class B	11,200	634
Nordstrom, Inc.	8,200	217
O’Reilly Automotive, Inc. (Æ)	32,000	1,301
Office Depot, Inc. (Æ)	89,500	407
Omnicom Group, Inc.	216,300	7,354
Panera Bread Co. Class A (Æ)	124,050	6,818
Penn National Gaming, Inc. (Æ)	30,476	966
PetSmart, Inc.	156,880	3,509
PF Chang’s China Bistro, Inc. (Æ)	54,200	1,838
Polo Ralph Lauren Corp. Class A (Û)	214,700	13,537

8	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

RadioShack Corp.	384,200	5,959
Regal Entertainment Group Class A	64,200	799
Regis Corp.	76,600	1,046
Rent-A-Center, Inc. Class A (Æ)	73,900	1,534
Republic Services, Inc. Class A	34,400	915
Ross Stores, Inc.	268,948	11,858
Royal Caribbean Cruises, Ltd.	26,000	378
Scientific Games Corp. Class A (Æ)	37,900	683
Scripps Networks Interactive, Inc.	26,613	859
Sears Holdings Corp. (Æ)	74,400	4,936
Signet Jewelers, Ltd.	105	2
Snap-On, Inc.	7,200	257
Stanley Works (The)	10,600	426
Staples, Inc.	47,000	988
Starbucks Corp. (Æ)	52,000	920
Strayer Education, Inc.	700	149
Target Corp.	33,000	1,439
Tech Data Corp. (Æ)	87,193	3,046
TeleTech Holdings, Inc. (Æ)	47,600	796
Tiffany & Co.	700	21
Tim Hortons, Inc.	46,700	1,265
Timberland Co. Class A (Æ)	56,045	764
Time Warner Cable, Inc. (Û)	188,237	6,223
Time Warner, Inc. (Û)	1,419,125	37,834
TJX Cos., Inc. (Û)	323,772	11,730
Toll Brothers, Inc. (Æ)	17,900	350
TRW Automotive Holdings Corp. (Æ)	81,608	1,373
Tupperware Brands Corp.	53,938	1,838
United Stationers, Inc. (Æ)	14,200	659
VF Corp.	29,900	1,934
Viacom, Inc. Class B (Æ)	16,400	380
Virgin Media, Inc.	87,500	914
Wal-Mart Stores, Inc.	520,008	25,938
Walt Disney Co. (The)	280,544	7,047
Wendy’s/Arby’s Group, Inc.	37,500	172
WESCO International, Inc. (Æ)	80,100	1,978
Western Union Co. (The)	223,800	3,912
Williams-Sonoma, Inc.	48,200	678
WMS Industries, Inc. (Æ)	4,900	177
Wyndham Worldwide Corp.	13,700	191
Wynn Resorts, Ltd. (Æ)	10,300	527
Yum! Brands, Inc. (Û)	789,700	28,003

		590,606

Consumer Staples - 10.6%
Altria Group, Inc.	43,600	764
Archer-Daniels-Midland Co. (Û)	1,086,911	32,738
Brown-Forman Corp.	98,625	4,335
Bunge, Ltd.	77,611	5,430
Campbell Soup Co.	140,800	4,369
Casey’s General Stores, Inc.	90,400	2,480
Church & Dwight Co., Inc.	66,201	3,904
Clorox Co.	32,300	1,971
Coca-Cola Co. (The)	284,873	14,198
Coca-Cola Enterprises, Inc. (Û)	289,609	5,442
Colgate-Palmolive Co.	116,618	8,448
ConAgra Foods, Inc. (Û)	428,100	8,404
Constellation Brands, Inc. Class A (Æ)	75,800	1,035

	Principal Amount ($) or Shares	Market Value $
Corn Products International, Inc.	26,200	734
CVS Caremark Corp. (Û)	221,000	7,399
Dean Foods Co. (Æ)	290,800	6,162
Del Monte Foods Co.	11,200	108
Dr Pepper Snapple Group, Inc. (Æ)	9,700	239
Energizer Holdings, Inc. (Æ)	9,000	577
General Mills, Inc.	94,800	5,585
Green Mountain Coffee Roasters, Inc. (Æ)	2,600	183
Hansen Natural Corp. (Æ)	157,990	4,899
Hershey Co. (The)	107,528	4,296
HJ Heinz Co.	112,300	4,319
Hormel Foods Corp.	91,975	3,303
JM Smucker Co. (The)	62,623	3,133
Kellogg Co.	105,700	5,021
Kimberly-Clark Corp. (Û)	296,000	17,301
Kraft Foods, Inc. Class A (Û)	530,800	15,043
Kroger Co. (The) (Û)	810,800	17,335
Lorillard, Inc.	100,274	7,392
McCormick & Co., Inc.	17,300	557
Molson Coors Brewing Co. Class B	700	32
NBTY, Inc. (Æ)	4,300	156
Pepsi Bottling Group, Inc. (Û)	230,100	7,812
PepsiAmericas, Inc.	13,700	367
PepsiCo, Inc. (Û)	449,454	25,506
Philip Morris International, Inc.	380,648	17,738
Procter & Gamble Co. (The) (Û)	1,558,718	86,524
Ralcorp Holdings, Inc. (Æ)	4,600	292
Reynolds American, Inc. (Û)	191,400	8,328
Safeway, Inc. (Û)	1,277,800	24,189
Sara Lee Corp.	367,400	3,909
Smithfield Foods, Inc. (Æ)	26,368	357
SUPERVALU, Inc.	357,700	5,305
Sysco Corp. (Û)	1,669,900	39,677
Tyson Foods, Inc. Class A	559,073	6,390
Walgreen Co.	171,998	5,340
Whole Foods Market, Inc. (Æ)	27,800	672
Winn-Dixie Stores, Inc. (Æ)	1,900	27

		429,725

Energy - 12.8%
Alpha Natural Resources, Inc. (Æ)	75,258	2,507
Anadarko Petroleum Corp.	141,600	6,825
Apache Corp. (Û)	91,300	7,665
Arch Coal, Inc.	28,457	495
Baker Hughes, Inc.	17,300	701
BJ Services Co.	29,700	421
Cabot Oil & Gas Corp.	15,500	545
Cameron International Corp. (Æ)	8,500	265
Chesapeake Energy Corp.	43,300	928
Chevron Corp. (Û)	936,326	65,047
Cimarex Energy Co.	61,637	2,205
Concho Resources, Inc. (Æ)	15,700	482
ConocoPhillips (Û)	1,078,048	47,121
Consol Energy, Inc.	130,500	4,637
Denbury Resources, Inc. (Æ)	66,800	1,109
Devon Energy Corp. (Û)	184,707	10,730
Diamond Offshore Drilling, Inc. (Û)	39,600	3,559
Dresser-Rand Group, Inc. (Æ)	7,000	204

Russell U.S. Quantitative Equity Fund	9

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

El Paso Corp.	341,700	3,438
Encore Acquisition Co. (Æ)	95,900	3,414
ENSCO International, Inc. (Û)	290,600	11,011
EOG Resources, Inc.	3,900	289
EQT Corp.	5,400	207
EXCO Resources, Inc. (Æ)	19,181	264
Exterran Holdings, Inc. (Æ)	134,435	2,338
Exxon Mobil Corp. (Û)	1,809,590	127,377
First Solar, Inc. (Æ)	6,300	973
FMC Technologies, Inc. (Æ)	9,500	413
Forest Oil Corp. (Æ)	12,400	209
Foundation Coal Holdings, Inc.	7,600	273
Frontier Oil Corp.	231,900	3,223
Halliburton Co.	29,100	643
Helix Energy Solutions Group, Inc. (Æ)	18,100	190
Hess Corp.	5,500	304
Holly Corp.	70,700	1,504
Marathon Oil Corp. (Û)	596,900	19,250
Mariner Energy, Inc. (Æ)	17,409	209
Massey Energy Co.	41,400	1,101
Murphy Oil Corp. (Û)	528,231	30,743
Nabors Industries, Ltd. (Æ)	249,100	4,240
National Oilwell Varco, Inc. (Æ)(Û)	500,800	17,999
Newfield Exploration Co. (Æ)	9,700	382
Noble Corp.	154,500	5,231
Noble Energy, Inc.	4,400	269
NRG Energy, Inc. (Æ)(Û)	279,800	7,613
Occidental Petroleum Corp. (Û)	96,258	6,867
Oceaneering International, Inc. (Æ)	13,700	698
Oil States International, Inc. (Æ)	112,600	3,054
Patterson-UTI Energy, Inc.	141,951	1,960
Peabody Energy Corp.	209,675	6,942
PetroHawk Energy Corp. (Æ)	64,800	1,573
Pioneer Natural Resources Co.	23,100	660
Pride International, Inc. (Æ)	35,000	877
Quicksilver Resources, Inc. (Æ)	38,000	435
Range Resources Corp.	4,100	190
Rowan Cos., Inc.	255,780	5,456
SandRidge Energy, Inc. (Æ)	40,800	381
Schlumberger, Ltd.	151,112	8,085
SEACOR Holdings, Inc. (Æ)	2,300	183
Smith International, Inc.	21,500	540
Southwestern Energy Co. (Æ)(Û)	187,617	7,773
Spectra Energy Corp.	77,800	1,428
St. Mary Land & Exploration Co.	35,548	849
Sunoco, Inc.	210,733	5,203
Superior Energy Services, Inc. (Æ)	139,065	2,307
Tesoro Corp.	627,300	8,211
Unit Corp. (Æ)	63,473	2,011
USEC, Inc. (Æ)	4,200	16
Valero Energy Corp. (Û)	1,656,880	29,824
W&T Offshore, Inc.	11,663	125
Walter Energy, Inc. Class A	18,700	923
Western Refining, Inc. (Æ)	58,600	381
Whiting Petroleum Corp. (Æ)	18,500	850
Williams Cos., Inc. (The)	458,400	7,651
XTO Energy, Inc. (Û)	397,700	15,999

		520,005

	Principal Amount ($) or Shares	Market Value $
Financial Services - 15.1%
Affiliated Managers Group, Inc. (Æ)	15,518	1,025
Aflac, Inc. (Û)	433,335	16,406
Alliance Data Systems Corp. (Æ)	37,100	1,892
Allied Capital Corp.	48,476	193
Allied World Assurance Co. Holdings, Ltd.	11,500	500
Allstate Corp. (The) (Û)	640,700	17,241
AMB Property Corp. (ö)	9,100	180
American Express Co.	100,501	2,847
American Financial Group, Inc.	70,300	1,715
American International Group, Inc. (Æ)	12,600	166
AmeriCredit Corp. (Æ)	66,901	1,050
Ameriprise Financial, Inc. (Û)	461,800	12,838
Annaly Capital Management, Inc. (ö)(Û)	510,400	8,600
AON Corp.	13,200	521
Apartment Investment & Management Co. Class A (ö)	298,454	2,800
Apollo Investment Corp.	48,068	342
Arch Capital Group, Ltd. (Æ)	80,200	4,988
Arthur J Gallagher & Co.	6,300	144
Aspen Insurance Holdings, Ltd.	15,600	388
Associated Banc-Corp.	58,200	631
Assurant, Inc.	13,700	350
AvalonBay Communities, Inc. (ö)	10,300	599
Axis Capital Holdings, Ltd.	69,000	1,964
Bancorpsouth, Inc.	86,500	1,946
Bank of America Corp.	528,976	7,824
Bank of Hawaii Corp.	23,100	886
Bank of New York Mellon Corp. (The) (Û)	461,135	12,607
BB&T Corp.	138,394	3,166
BioMed Realty Trust, Inc. (ö)	72,800	850
BlackRock, Inc. Class A (Û)	31,286	5,961
Boston Properties, Inc. (ö)	8,100	429
Brandywine Realty Trust (ö)	103,000	843
BRE Properties, Inc. Class A (ö)	9,200	218
Broadridge Financial Solutions, Inc.	10,500	181
Brown & Brown, Inc.	103,000	1,976
Camden Property Trust (ö)	76,000	2,243
Capital One Financial Corp.	36,600	1,124
CapitalSource, Inc.	43,000	200
Capitol Federal Financial	8,600	317
Cash America International, Inc.	73,100	1,954
CB Richard Ellis Group, Inc. Class A (Æ)	53,800	586
CBL & Associates Properties, Inc. (ö)	169,304	1,006
Charles Schwab Corp. (The) (Û)	419,304	7,493
Chimera Investment Corp. (ö)	50,400	180
Chubb Corp. (Û)	267,200	12,339
Cincinnati Financial Corp.	204,900	4,948
Citigroup, Inc.	871,697	2,763
City National Corp.	22,600	891
CME Group, Inc. Class A	5,392	1,503
Comerica, Inc.	17,700	422
Commerce Bancshares, Inc.	39,005	1,430
Corporate Office Properties Trust SBI MD (ö)	5,600	190
Cullen/Frost Bankers, Inc.	30,300	1,455
Deluxe Corp.	46,200	723

10	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Developers Diversified Realty Corp. (ö)	325,404	1,826
Digital Realty Trust, Inc. (ö)	3,200	130
Discover Financial Services	653,551	7,764
Duke Realty Corp. (ö)	302,534	2,871
Dun & Bradstreet Corp.	54,900	3,952
Eaton Vance Corp.	70,974	2,031
Endurance Specialty Holdings, Ltd.	46,953	1,567
Equifax, Inc.	136,600	3,558
Equity Residential (ö)	156,200	3,749
Erie Indemnity Co. Class A	5,700	213
Essex Property Trust, Inc. (ö)	1,200	78
Everest Re Group, Ltd.	8,800	706
Factset Research Systems, Inc.	5,600	318
Federal Realty Investment Trust (ö)	20,713	1,182
Federated Investors, Inc. Class B	74,449	1,930
Fidelity National Financial, Inc. Class A	149,870	2,151
Fidelity National Information Services, Inc.	3,600	84
Fifth Third Bancorp	48,300	459
First American Corp.	79,700	2,355
First Horizon National Corp. (Æ)	29,783	382
Fiserv, Inc. (Æ)	4,100	194
Franklin Resources, Inc. (Û)	143,314	12,709
Fulton Financial Corp.	370,884	2,507
GATX Corp.	1,200	30
Genworth Financial, Inc. Class A	27,300	188
Global Payments, Inc.	65,270	2,761
Goldman Sachs Group, Inc. (The) (Û)	168,300	27,483
Greenhill & Co., Inc.	2,200	166
H&R Block, Inc.	403,000	6,726
Hartford Financial Services Group, Inc.	87,000	1,435
HCC Insurance Holdings, Inc.	153,400	3,850
HCP, Inc. (ö)	128,600	3,313
Health Care REIT, Inc. (ö)	11,500	461
Hospitality Properties Trust (ö)	197,205	3,114
Host Hotels & Resorts, Inc. (ö)	57,300	520
HRPT Properties Trust (ö)	703,200	3,389
Hudson City Bancorp, Inc. (Û)	2,294,160	32,256
Huntington Bancshares, Inc.	88,000	360
IntercontinentalExchange, Inc. (Æ)	9,600	903
Invesco, Ltd.	14,800	292
Investment Technology Group, Inc. (Æ)	119,581	2,673
Jefferies Group, Inc. (Æ)	47,800	1,093
Jones Lang LaSalle, Inc.	11,900	452
JPMorgan Chase & Co.	616,698	23,835
Keycorp	98,400	569
Kimco Realty Corp. (ö)	294,510	2,898
Lazard, Ltd. Class A	20,400	755
Legg Mason, Inc.	6,900	194
Leucadia National Corp. (Æ)	25,300	620
Liberty Property Trust (ö)	59,700	1,658
Lincoln National Corp.	359,912	7,627
Loews Corp.	176,300	5,293
M&T Bank Corp.	15,600	910
Mack-Cali Realty Corp. (ö)	94,700	2,643
Marsh & McLennan Cos., Inc.	86,400	1,764
Marshall & Ilsley Corp.	69,900	422
Mastercard, Inc. Class A	16,700	3,240

	Principal Amount ($) or Shares	Market Value $
MBIA, Inc. (Æ)	57,500	241
Metavante Technologies, Inc. (Æ)	40,200	1,238
MetLife, Inc. (Û)	106,714	3,623
Moody’s Corp. (Û)	345,026	8,191
Morgan Stanley	133,900	3,816
MSCI, Inc. Class A (Æ)	6,500	182
Nasdaq OMX Group, Inc. (The) (Æ)	333,770	7,053
New York Community Bancorp, Inc.	234,200	2,562
Northern Trust Corp. (Û)	153,140	9,159
NYSE Euronext	346,762	9,345
Old Republic International Corp.	238,434	2,465
optionsXpress Holdings, Inc.	39,200	708
PartnerRe, Ltd. - ADR	113,754	7,802
Paychex, Inc.	43,500	1,153
People’s United Financial, Inc.	48,400	787
Plum Creek Timber Co., Inc. (ö)	30,991	969
PNC Financial Services Group, Inc.	42,100	1,543
Popular, Inc.	227,000	288
Principal Financial Group, Inc.	40,500	960
Progressive Corp. (The) (Æ)(Û)	409,400	6,378
Prologis (ö)	457,034	4,017
Protective Life Corp.	14,900	223
Prudential Financial, Inc. (Û)	407,685	18,048
Public Storage (ö)	37,100	2,692
Raymond James Financial, Inc.	443,000	9,090
Rayonier, Inc. (ö)	57,107	2,227
Realty Income Corp. (ö)	13,928	328
Regency Centers Corp. (ö)	37,022	1,188
Regions Financial Corp.	881,500	3,896
Reinsurance Group of America, Inc. Class A	30,500	1,266
RenaissanceRe Holdings, Ltd.	86,600	4,352
SEI Investments Co.	107,728	2,036
Senior Housing Properties Trust (ö)	11,100	207
Simon Property Group, Inc. (ö)	23,934	1,334
SL Green Realty Corp. (ö)	17,300	446
SLM Corp. (Æ)	78,000	693
StanCorp Financial Group, Inc.	64,543	2,222
State Street Corp. (Û)	316,000	15,895
Student Loan Corp. (The)	365	16
SunTrust Banks, Inc.	10,700	209
Synovus Financial Corp.	42,751	150
T Rowe Price Group, Inc. (Û)	277,510	12,963
TCF Financial Corp.	65,200	922
TD Ameritrade Holding Corp. (Æ)(Û)	743,500	13,785
TFS Financial Corp.	29,700	330
Torchmark Corp.	84,400	3,297
Transatlantic Holdings, Inc.	3,900	185
Travelers Cos., Inc. (The) (Û)	817,379	35,205
UDR, Inc. (ö)	8,539	89
Unum Group	97,549	1,831
US Bancorp	173,021	3,531
Valley National Bancorp	73,495	935
Ventas, Inc. (ö)	5,400	191
Visa, Inc.	158,900	10,402
Vornado Realty Trust (ö)	5,915	302
Waddell & Reed Financial, Inc. Class A	50,216	1,425

Russell U.S. Quantitative Equity Fund	11

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wells Fargo & Co. (Û)	1,329,532	32,520
Wilmington Trust Corp.	13,600	156
WR Berkley Corp.	25,500	592
XL Capital, Ltd. Class A	55,000	774
Zions Bancorporation	50,800	690

		611,766

Health Care - 15.3%
Abbott Laboratories	304,800	13,713
Aetna, Inc. (Û)	320,300	8,638
Alexion Pharmaceuticals, Inc. (Æ)	6,300	278
Allergan, Inc.	10,500	561
AMERIGROUP Corp. Class A (Æ)	99,800	2,463
AmerisourceBergen Corp. Class A (Û)	1,611,786	31,784
Amgen, Inc. (Æ)(Û)	825,863	51,460
Amylin Pharmaceuticals, Inc. (Æ)	18,900	278
Baxter International, Inc.	61,500	3,467
Beckman Coulter, Inc.	2,905	183
Becton Dickinson and Co. (Û)	144,000	9,382
Biogen Idec, Inc. (Æ)(Û)	588,799	27,997
Boston Scientific Corp. (Æ)(Û)	963,493	10,348
Bristol-Myers Squibb Co. (Û)	586,151	12,743
Cardinal Health, Inc. (Û)	409,200	13,626
Celgene Corp. (Æ)	53,011	3,020
Centene Corp. (Æ)	47,800	923
Cephalon, Inc. (Æ)	20,300	1,191
Cerner Corp. (Æ)	9,940	647
Charles River Laboratories International, Inc. (Æ)	7,267	240
Cigna Corp.	206,000	5,850
Cooper Cos., Inc. (The)	52,300	1,435
Covance, Inc. (Æ)	3,200	176
Coventry Health Care, Inc. (Æ)	252,232	5,801
Covidien PLC	39,100	1,478
CR Bard, Inc.	2,100	154
DaVita, Inc. (Æ)	34,000	1,690
Dendreon Corp. (Æ)	10,700	259
Dentsply International, Inc.	19,000	634
Edwards Lifesciences Corp. (Æ)	30,500	1,995
Eli Lilly & Co. (Û)	1,082,443	37,766
Endo Pharmaceuticals Holdings, Inc. (Æ)	50,300	1,057
Express Scripts, Inc. Class A (Æ)	13,800	967
Forest Laboratories, Inc. (Æ)(Û)	1,258,467	32,506
Gen-Probe, Inc. (Æ)	75,792	2,813
Genzyme Corp. (Æ)	39,001	2,024
Gilead Sciences, Inc. (Æ)	323,237	15,816
Health Net, Inc. (Æ)	192,100	2,599
Healthspring, Inc. (Æ)	54,400	687
Hill-Rom Holdings, Inc.	5,626	96
Hlth Corp. (Æ)	54,900	806
Hologic, Inc. (Æ)	53,762	790
Humana, Inc. (Æ)	1,048,941	34,458
Idexx Laboratories, Inc. (Æ)	4,000	199
Illumina, Inc. (Æ)	4,300	155
IMS Health, Inc.	106,500	1,278
Inverness Medical Innovations, Inc. (Æ)	13,800	464
Isis Pharmaceuticals, Inc. (Æ)	70,929	1,297

	Principal Amount ($) or Shares	Market Value $
Johnson & Johnson (Û)	1,218,306	74,183
Kinetic Concepts, Inc. (Æ)	57,800	1,828
King Pharmaceuticals, Inc. (Æ)	592,800	5,377
Laboratory Corp. of America Holdings (Æ)	1,500	101
LifePoint Hospitals, Inc. (Æ)	34,456	953
Lincare Holdings, Inc. (Æ)	29,400	770
Magellan Health Services, Inc. (Æ)	61,033	1,975
McKesson Corp. (Û)	336,300	17,202
Medco Health Solutions, Inc. (Æ)	68,164	3,603
Medtronic, Inc.	246,052	8,715
Merck & Co., Inc.	231,273	6,940
Molina Healthcare, Inc. (Æ)	22,700	512
Mylan, Inc. (Æ)	32,300	426
Myriad Genetics, Inc. (Æ)	7,875	216
Omnicare, Inc.	86,700	2,070
Owens & Minor, Inc.	21,559	955
Pfizer, Inc. (Û)	4,175,756	66,520
Pharmaceutical Product Development, Inc.	7,900	164
Quest Diagnostics, Inc.	83,500	4,561
ResMed, Inc. (Æ)	7,200	295
Schering-Plough Corp.	154,334	4,091
Sepracor, Inc. (Æ)	85,200	1,478
St. Jude Medical, Inc. (Æ)(Û)	181,200	6,833
Stericycle, Inc. (Æ)	8,000	410
Stryker Corp.	178,171	6,927
Thermo Fisher Scientific, Inc. (Æ)	34,994	1,585
UnitedHealth Group, Inc. (Û)	793,117	22,255
Universal American Corp. (Æ)	40,492	368
Universal Health Services, Inc. Class B	52,400	2,914
Varian Medical Systems, Inc. (Æ)	13,500	476
VCA Antech, Inc. (Æ)	6,700	171
Vertex Pharmaceuticals, Inc. (Æ)	23,500	846
Watson Pharmaceuticals, Inc. Class B (Æ)	1,700	59
WellCare Health Plans, Inc. (Æ)	11,000	245
WellPoint, Inc. (Æ)(Û)	373,800	19,677
Wyeth	66,910	3,115
Zimmer Holdings, Inc. (Æ)	115,700	5,392

		622,400

Materials and Processing - 3.5%
Aecom Technology Corp. (Æ)	35,500	1,150
Airgas, Inc.	71,200	3,174
AK Steel Holding Corp.	6,400	126
Albemarle Corp.	6,100	181
Alcoa, Inc.	40,511	476
Allegheny Technologies, Inc.	32,647	884
Ashland, Inc.	28,543	946
Avery Dennison Corp.	29,400	786
Ball Corp.	36,341	1,757
Beacon Roofing Supply, Inc. (Æ)	70,300	1,179
Bemis Co., Inc.	126,800	3,337
Cabot Corp.	35,153	643
Celanese Corp. Class A	1,977	51
CF Industries Holdings, Inc.	5,668	447
Clean Harbors, Inc. (Æ)	33,500	1,748
Cliffs Natural Resources, Inc.	26,300	720
Commercial Metals Co.	66,354	1,098

12	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Crown Holdings, Inc. (Æ)	72,200	1,812
Cytec Industries, Inc.	80,631	2,024
Domtar Corp. (Æ)	46,083	874
Dow Chemical Co. (The)	102,591	2,172
Eagle Materials, Inc.	7,400	202
Eastman Chemical Co.	27,346	1,358
Ecolab, Inc. (Û)	262,300	10,888
EI Du Pont de Nemours & Co.	19,100	591
EMCOR Group, Inc. (Æ)	164,100	3,958
Fluor Corp.	85,400	4,509
FMC Corp.	21,227	1,033
Freeport-McMoRan Copper & Gold, Inc. Class B	15,000	905
General Cable Corp. (Æ)	69,000	2,675
Granite Construction, Inc.	83,700	2,836
Huntsman Corp.	49,380	303
International Flavors & Fragrances, Inc.	55,410	1,954
International Paper Co.	11,100	209
Intrepid Potash, Inc. (Æ)	16,200	409
Jacobs Engineering Group, Inc. (Æ)	25,401	1,041
KBR, Inc.	305,200	6,467
Lennox International, Inc.	4,800	167
Lubrizol Corp.	12,135	703
Martin Marietta Materials, Inc.	2,000	172
Masco Corp.	36,000	502
McDermott International, Inc. (Æ)	36,700	717
Monsanto Co.	61,900	5,200
Mosaic Co. (The)	28,400	1,481
Nucor Corp.	13,736	611
Owens Corning (Æ)	12,400	228
Owens-Illinois, Inc. (Æ)	305,600	10,372
Packaging Corp. of America	39,182	771
Pactiv Corp. (Æ)	10,127	255
PPG Industries, Inc.	68,000	3,740
Praxair, Inc.	71,600	5,598
Precision Castparts Corp.	52,300	4,174
Quanta Services, Inc. (Æ)	75,800	1,767
Reliance Steel & Aluminum Co.	53,290	1,796
Rock-Tenn Co. Class A	27,720	1,246
Schnitzer Steel Industries, Inc. Class A	50,284	2,704
Sealed Air Corp.	12,700	234
Shaw Group, Inc. (The) (Æ)	22,800	671
Sherwin-Williams Co. (The) (Û)	163,100	9,419
Sigma-Aldrich Corp.	5,800	294
Silgan Holdings, Inc.	68,550	3,445
Sonoco Products Co.	50,100	1,327
Southern Copper Corp. (Û)	355,700	9,163
Steel Dynamics, Inc.	14,900	244
Temple-Inland, Inc.	91,000	1,425
Timken Co.	2,800	57
United States Steel Corp.	90,500	3,597
URS Corp. (Æ)	42,456	2,148
Valspar Corp.	55,100	1,395
Vulcan Materials Co.	10,300	489

		141,035

	Principal Amount ($) or Shares	Market Value $
Producer Durables - 8.9%
3M Co. (Û)	131,600	9,280
AGCO Corp. (Æ)	138,489	4,357
Airtran Holdings, Inc. (Æ)	72,000	521
Alaska Air Group, Inc. (Æ)	65,600	1,513
American Tower Corp. Class A (Æ)	100,200	3,416
AO Smith Corp.	39,725	1,551
Automatic Data Processing, Inc.	276,600	10,303
BE Aerospace, Inc. (Æ)	32,000	517
Boeing Co. (The)	95,200	4,085
Bucyrus International, Inc. Class A	55,400	1,633
Burlington Northern Santa Fe Corp.	38,700	3,041
Carlisle Cos., Inc.	107,922	3,381
Caterpillar, Inc.	38,400	1,692
CH Robinson Worldwide, Inc.	125,375	6,837
CommScope, Inc. (Æ)	15,700	402
Continental Airlines, Inc. Class B (Æ)	22,100	247
Convergys Corp. (Æ)	123,100	1,318
Cooper Industries, Ltd. Class A (Û)	131,200	4,323
Crane Co.	43,700	927
CSX Corp. (Û)	298,400	11,972
Cummins, Inc. (Û)	149,729	6,440
Danaher Corp.	21,626	1,324
Deere & Co.	10,100	442
Diebold, Inc.	36,200	1,003
Dover Corp. (Û)	269,700	9,172
DR Horton, Inc.	16,400	190
Eaton Corp.	6,192	321
Emerson Electric Co.	72,537	2,639
Expeditors International of Washington, Inc.	203,466	6,904
FedEx Corp. (Û)	135,710	9,207
Flowserve Corp.	64,300	5,193
Frontline, Ltd.	11,200	256
Gardner Denver, Inc. (Æ)	2,300	67
General Dynamics Corp.	265,300	14,695
General Electric Co.	2,900,529	38,867
Goodrich Corp. (Û)	228,576	11,740
Graco, Inc.	9,200	228
Herman Miller, Inc.	11,606	193
Honeywell International, Inc.	86,800	3,012
Hubbell, Inc. Class B	80,000	2,986
Huron Consulting Group, Inc. (Æ)	8,600	381
IDEX Corp.	43,800	1,195
Illinois Tool Works, Inc.	26,700	1,083
Iron Mountain, Inc. (Æ)	9,500	277
Itron, Inc. (Æ)	6,100	318
ITT Corp. (Û)	138,400	6,837
JB Hunt Transport Services, Inc.	13,700	383
JetBlue Airways Corp. (Æ)	194,500	994
Joy Global, Inc.	92,300	3,432
Kansas City Southern (Æ)	2,600	53
Kennametal, Inc.	31,673	675
Lexmark International, Inc. Class A (Æ)	235,700	3,413
Lincoln Electric Holdings, Inc.	11,900	504
Lockheed Martin Corp. (Û)	130,179	9,732
Manitowoc Co., Inc. (The)	149,027	921

Russell U.S. Quantitative Equity Fund	13

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MPS Group, Inc. (Æ)	67,100	580
Navistar International Corp. (Æ)	27,900	1,103
Norfolk Southern Corp.	100,700	4,355
Northrop Grumman Corp. (Û)	737,675	32,886
NVR, Inc. (Æ)	100	60
Oshkosh Corp.	7,700	211
Overseas Shipholding Group, Inc.	5,632	193
Parker Hannifin Corp. (Û)	68,900	3,051
Pentair, Inc.	35,500	970
Pitney Bowes, Inc.	109,900	2,269
Pulte Homes, Inc.	139,200	1,583
Raytheon Co. (Û)	258,400	12,132
Robert Half International, Inc.	25,451	631
Rockwell Automation, Inc.	11,800	489
Rockwell Collins, Inc.	20,753	876
Roper Industries, Inc.	8,500	406
RR Donnelley & Sons Co.	2,232	31
Skywest, Inc.	122,600	1,555
Southwest Airlines Co.	97,900	769
Spirit Aerosystems Holdings, Inc. Class A (Æ)	24,400	317
Teleflex, Inc.	16,300	782
Terex Corp. (Æ)	45,100	685
Textron, Inc.	30,300	407
Thomas & Betts Corp. (Æ)	41,800	1,114
Thor Industries, Inc.	1,904	46
Tidewater, Inc.	66,000	2,970
Toro Co.	57,085	1,979
TransDigm Group, Inc. (Æ)	4,900	188
Trinity Industries, Inc.	14,500	202
Tutor Perini Corp. (Æ)	93,500	1,725
Tyco International, Ltd. (Û)	292,954	8,853
Union Pacific Corp. (Û)	376,100	21,633
United Parcel Service, Inc. Class B	151,676	8,150
United Technologies Corp. (Û)	374,556	20,402
UTi Worldwide, Inc. (Æ)	133,900	1,690
WABCO Holdings, Inc.	2,604	49
Waste Management, Inc.	147,700	4,152
World Fuel Services Corp.	43,400	1,904
W.W. Grainger, Inc.	38,400	3,453
Xerox Corp.	254,600	2,085

		363,329

Technology - 16.5%
3Com Corp. (Æ)	270,100	1,018
Adobe Systems, Inc. (Æ)(Û)	144,711	4,692
Advanced Micro Devices, Inc. (Æ)	152,100	557
Affiliated Computer Services, Inc. Class A (Æ)	87,600	4,153
Akamai Technologies, Inc. (Æ)	220,100	3,618
Altera Corp.	179,800	3,360
Amdocs, Ltd. (Æ)	194,800	4,660
Amphenol Corp. Class A	7,600	253
Analog Devices, Inc. (Û)	155,000	4,242
Apple, Inc. (Æ)(Û)	173,837	28,403
Applied Micro Circuits Corp. (Æ)	56,193	486
Arris Group, Inc. (Æ)	66,600	811

	Principal Amount ($) or Shares	Market Value $
Arrow Electronics, Inc. (Æ)	131,912	3,399
Atmel Corp. (Æ)	48,281	201
Avnet, Inc. (Æ)	271,459	6,624
Benchmark Electronics, Inc. (Æ)	62,208	983
BMC Software, Inc. (Æ)	8,400	286
Broadcom Corp. Class A (Æ)	232,293	6,558
CA, Inc.	400,700	8,471
CACI International, Inc. Class A (Æ)	18,900	873
Cadence Design Systems, Inc. (Æ)	101,076	596
Ciena Corp. (Æ)	18,400	205
Cisco Systems, Inc. (Æ)(Û)	1,614,395	35,533
Citrix Systems, Inc. (Æ)	104,900	3,734
Cognizant Technology Solutions Corp. Class A (Æ)	20,100	595
Computer Sciences Corp. (Æ)(Û)	798,648	38,471
Compuware Corp. (Æ)	24,000	176
Corning, Inc.	34,200	581
Cree, Inc. (Æ)	18,600	596
Crown Castle International Corp. (Æ)	11,900	342
Cypress Semiconductor Corp. (Æ)	498,937	5,299
Dell, Inc. (Æ)(Û)	890,247	11,912
Digital River, Inc. (Æ)	21,137	747
Earthlink, Inc.	274,485	2,319
EchoStar Corp. (Æ)	1,241	18
Electronic Arts, Inc. (Æ)	17,255	371
EMC Corp. (Æ)	172,950	2,605
Equinix, Inc. (Æ)	6,600	539
F5 Networks, Inc. (Æ)	37,200	1,381
Fairchild Semiconductor International, Inc. Class A (Æ)	166,767	1,473
Google, Inc. Class A (Æ)(Û)	63,180	27,992
Harris Corp.	314,400	9,844
Hewlett-Packard Co. (Û)	523,313	22,659
Ingram Micro, Inc. Class A (Æ)	350,771	5,900
Integrated Device Technology, Inc. (Æ)	103,252	699
Intel Corp. (Û)	1,728,102	33,266
International Business Machines Corp. (Û)	578,977	68,279
International Rectifier Corp. (Æ)	9,600	159
Intersil Corp. Class A	3,824	55
Intuit, Inc. (Æ)	107,700	3,199
Jabil Circuit, Inc.	539,200	4,939
JDS Uniphase Corp. (Æ)	607,497	3,560
Juniper Networks, Inc. (Æ)(Û)	189,300	4,946
KLA-Tencor Corp.	5,600	179
L-3 Communications Holdings, Inc. Class 3 (Û)	165,357	12,484
Lam Research Corp. (Æ)	24,600	740
Linear Technology Corp.	72,800	1,956
LSI Corp. (Æ)	88,803	460
Mantech International Corp. Class A (Æ)	36,300	1,935
Marvell Technology Group, Ltd. (Æ)	433,529	5,783
Maxim Integrated Products, Inc. (Û)	424,400	7,520
McAfee, Inc. (Æ)	7,800	348
MEMC Electronic Materials, Inc. (Æ)	27,200	479
Microchip Technology, Inc.	20,300	547
Micron Technology, Inc. (Æ)	99,600	636
Micros Systems, Inc. (Æ)	7,600	208

14	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Microsoft Corp. (Û)	2,329,625	54,793
Molex, Inc.	37,500	666
Motorola, Inc. (Û)	1,144,700	8,196
National Instruments Corp.	20,100	507
National Semiconductor Corp.	52,400	789
NCR Corp. (Æ)	24,200	313
NetApp, Inc. (Æ)	53,017	1,191
NeuStar, Inc. Class A (Æ)	18,772	426
Novell, Inc. (Æ)	418,000	1,914
Novellus Systems, Inc. (Æ)	9,800	192
Nvidia Corp. (Æ)	54,600	706
Omnivision Technologies, Inc. (Æ)	18,200	241
ON Semiconductor Corp. (Æ)	37,000	270
Oracle Corp. (Û)	1,545,400	34,200
Plantronics, Inc.	42,300	1,001
Plexus Corp. (Æ)	56,200	1,444
QLogic Corp. (Æ)	4,798	63
QUALCOMM, Inc. (Û)	466,342	21,550
Rambus, Inc. (Æ)	16,900	286
Red Hat, Inc. (Æ)	25,800	589
RF Micro Devices, Inc. (Æ)	297,200	1,545
Rovi Corp. (Æ)	9,653	253
SAIC, Inc. (Æ)	300,100	5,429
SanDisk Corp. (Æ)	246,659	4,395
SBA Communications Corp. Class A (Æ)	18,400	480
Seagate Technology	2,988,924	35,987
Seagate Technology, Inc. (Æ)(ß)	124,942	—
Silicon Laboratories, Inc. (Æ)	29,900	1,281
Sohu.com, Inc. (Æ)	31,836	1,947
Sun Microsystems, Inc. (Æ)	151,275	1,387
SunPower Corp. Class A (Æ)	15,800	509
Sybase, Inc. (Æ)	7,500	269
Symantec Corp. (Æ)(Û)	1,950,518	29,121
Syniverse Holdings, Inc. (Æ)	48,900	857
SYNNEX Corp. (Æ)	26,400	750
Synopsys, Inc. (Æ)	12,100	242
Take-Two Interactive Software, Inc. (Æ)	131,200	1,249
Tellabs, Inc. (Æ)	1,220,062	7,076
Teradata Corp. (Æ)	4,481	110
Texas Instruments, Inc. (Û)	531,488	12,782
Trimble Navigation, Ltd. (Æ)	37,000	877
United Online, Inc.	53,012	487
Varian Semiconductor Equipment Associates, Inc. (Æ)	13,000	417
VeriSign, Inc. (Æ)	45,478	930
Vishay Intertechnology, Inc. (Æ)	161,294	1,147
VMware, Inc. Class A (Æ)	29,300	944
Western Digital Corp. (Æ)(Û)	586,369	17,738
Xilinx, Inc.	76,085	1,650
Yahoo!, Inc. (Æ)	10,200	146
Zoran Corp. (Æ)	34,300	395

		669,650

Utilities - 6.4%
AES Corp. (The) (Æ)	396,000	5,065
AGL Resources, Inc.	19,100	642
Alliant Energy Corp.	8,600	225

	Principal Amount ($) or Shares	Market Value $
Ameren Corp.	43,100	1,096
American Electric Power Co., Inc. (Û)	252,200	7,808
Aqua America, Inc.	6,400	116
AT&T, Inc. (Û)	2,655,343	69,650
Atmos Energy Corp.	41,600	1,130
Black Hills Corp.	29,500	767
Calpine Corp. (Æ)	78,200	1,007
CenturyTel, Inc.	320,768	10,069
CMS Energy Corp.	34,300	444
Consolidated Edison, Inc.	72,100	2,838
Dominion Resources, Inc. (Û)	147,200	4,975
DPL, Inc.	7,800	187
DTE Energy Co. (Û)	168,800	5,817
Duke Energy Corp.	530,372	8,210
Dynegy, Inc. Class A (Æ)	331,740	667
Edison International (Û)	232,100	7,501
Entergy Corp. (Û)	28,100	2,257
Exelon Corp.	184,081	9,362
FirstEnergy Corp. (Û)	172,500	7,107
FPL Group, Inc.	140,200	7,945
Frontier Communications Corp.	221,400	1,550
Hawaiian Electric Industries, Inc.	43,000	768
Integrys Energy Group, Inc.	17,000	574
ITC Holdings Corp.	3,700	177
Laclede Group, Inc. (The)	33,700	1,131
Leap Wireless International, Inc. (Æ)	30,500	730
MDU Resources Group, Inc.	45,300	912
MetroPCS Communications, Inc. (Æ)	283,600	3,361
Mirant Corp. (Æ)	169,319	3,058
National Fuel Gas Co.	1,400	57
Nicor, Inc.	16,600	605
NII Holdings, Inc. (Æ)	79,096	1,821
NiSource, Inc.	16,233	209
Northeast Utilities	37,800	870
NSTAR	65,800	2,112
NV Energy, Inc.	67,900	781
OGE Energy Corp.	21,800	656
Oneok, Inc.	8,800	291
PG&E Corp.	56,400	2,277
Pinnacle West Capital Corp.	160,200	5,120
Portland General Electric Co.	63,600	1,210
PPL Corp.	45,600	1,541
Progress Energy, Inc.	44,800	1,767
Public Service Enterprise Group, Inc. (Û)	308,200	10,001
Questar Corp.	4,700	155
Qwest Communications International, Inc.	1,012,700	3,909
SCANA Corp.	32,800	1,159
Sempra Energy (Û)	217,500	11,404
Southern Co.	67,800	2,129
Southern Union Co.	11,500	223
Sprint Nextel Corp. (Æ)	398,649	1,595
TECO Energy, Inc.	27,000	364
Telephone & Data Systems, Inc.	41,315	1,063
UGI Corp.	231,300	6,116
US Cellular Corp. (Æ)	39,200	1,404
Vectren Corp.	9,900	243
Verizon Communications, Inc. (Û)	945,800	30,332

Russell U.S. Quantitative Equity Fund	15

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Westar Energy, Inc.	28,300	557
Windstream Corp.	24,900	218
Wisconsin Energy Corp.	5,900	254
Xcel Energy, Inc.	58,100	1,159

		258,748

Total Common Stocks (cost $4,348,923)		4,207,264

Short-Term Investments - 5.5%
Russell Investment Company Russell Money Market Fund	167,175,900	167,176
State Street Euro Commercial Paper (ç)(ž) 0.010% due 08/03/09	53,800	53,800

Total Short-Term Investments (cost $220,976)		220,976

Total Investments - 109.2% (identified cost $4,569,899)		4,428,240

Securities Sold Short - (10.1%)
Consumer Discretionary - (2.2%)
BorgWarner, Inc.	(86,100)	(2,858)
Cablevision Systems Corp. Class A	(317,600)	(6,501)
Capella Education Co. (Æ)	(22,168)	(1,427)
CBS Corp. Class B	(808,400)	(6,621)
Coinstar, Inc. (Æ)	(27,400)	(911)
CTC Media, Inc. (Æ)	(62,400)	(771)
Dick’s Sporting Goods, Inc. (Æ)	(121,100)	(2,404)
Eastman Kodak Co.	(103,400)	(307)
Estee Lauder Cos., Inc. (The) Class A	(93,100)	(3,393)
Federal Mogul Corp. (Æ)	(77,200)	(1,091)
Fortune Brands, Inc.	(174,100)	(6,889)
Gentex Corp.	(222,300)	(3,328)
Harley-Davidson, Inc.	(178,800)	(4,041)
International Game Technology	(118,700)	(2,344)
J Crew Group, Inc. (Æ)	(55,500)	(1,563)
Liberty Media Corp. - Capital Series A (Æ)	(379,132)	(5,528)
Liberty Media Corp. - Entertainment Series A (Æ)	(150,300)	(4,204)
Liberty Media Corp. - Interactive (Æ)	(1,804)	(12)
Marriott International, Inc. Class A	(209,370)	(4,510)
Men’s Wearhouse, Inc. (The)	(33,200)	(717)
O’Reilly Automotive, Inc. (Æ)	(177,300)	(7,209)
Sally Beauty Holdings, Inc. (Æ)	(206,925)	(1,444)
Scientific Games Corp. Class A (Æ)	(11,134)	(201)
Service Corp. International	(451,500)	(2,853)
Sotheby’s Class A	(69,200)	(1,043)
Starwood Hotels & Resorts Worldwide, Inc. (ö)	(376,140)	(8,881)
Tiffany & Co.	(66,400)	(1,981)
Urban Outfitters, Inc. (Æ)	(107,100)	(2,575)
VF Corp.	(49,900)	(3,228)

		(88,835)

Consumer Staples - (0.6%)
Brown-Forman Corp. Class B	(129,200)	(5,678)

	Principal Amount ($) or Shares	Market Value $
Hain Celestial Group, Inc. (The) (Æ)	(35,200)	(585)
McCormick & Co., Inc.	(168,400)	(5,426)
Molson Coors Brewing Co. Class B	(156,400)	(7,071)
Smithfield Foods, Inc. (Æ)	(105,029)	(1,423)
Tyson Foods, Inc. Class A	(225,200)	(2,574)

		(22,757)

Energy - (1.4%)
Anadarko Petroleum Corp.	(165,800)	(7,992)
CARBO Ceramics, Inc.	(21,200)	(884)
Cimarex Energy Co.	(125,300)	(4,483)
Continental Resources, Inc. (Æ)	(216,400)	(7,321)
El Paso Corp.	(413,600)	(4,161)
EQT Corp.	(178,200)	(6,839)
Halliburton Co.	(183,600)	(4,056)
Noble Energy, Inc.	(50,100)	(3,062)
PetroHawk Energy Corp. (Æ)	(326,000)	(7,915)
Range Resources Corp.	(54,300)	(2,520)
Schlumberger, Ltd.	(94,200)	(5,040)
Walter Energy, Inc. Class A	(32,400)	(1,599)
Weatherford International, Ltd. (Æ)	(48,700)	(914)

		(56,786)

Financial Services - (1.6%)
Aflac, Inc.	(109,100)	(4,131)
AMB Property Corp. (ö)	(46,288)	(917)
Capital One Financial Corp.	(209,500)	(6,432)
CB Richard Ellis Group, Inc. Class A (Æ)	(441,200)	(4,809)
Digital Realty Trust, Inc. (ö)	(40,500)	(1,642)
Eaton Vance Corp.	(140,200)	(4,013)
Forest City Enterprises, Inc. Class A	(151,812)	(1,084)
Hartford Financial Services Group, Inc.	(445,800)	(7,351)
Health Care REIT, Inc. (ö)	(23,800)	(953)
Hilltop Holdings, Inc. (Æ)	(58,699)	(704)
Host Hotels & Resorts, Inc. (ö)	(140,000)	(1,271)
Interactive Brokers Group, Inc. Class A (Æ)	(17,163)	(322)
Janus Capital Group, Inc.	(188,100)	(2,569)
Mastercard, Inc. Class A	(10,900)	(2,115)
Plum Creek Timber Co., Inc. (ö)	(125,200)	(3,916)
Regency Centers Corp. (ö)	(27,902)	(895)
SunTrust Banks, Inc.	(423,300)	(8,254)
SVB Financial Group (Æ)	(92,600)	(3,264)
TFS Financial Corp.	(447,400)	(4,966)
Torchmark Corp.	(63,000)	(2,461)
Tower Group, Inc.	(12,200)	(305)
Wright Express Corp. (Æ)	(51,000)	(1,442)

		(63,816)

Health Care - (1.0%)
Acorda Therapeutics, Inc. (Æ)	(28,000)	(707)
Alexion Pharmaceuticals, Inc. (Æ)	(10,900)	(480)
athenahealth, Inc. (Æ)	(13,700)	(506)
BioMarin Pharmaceutical, Inc. (Æ)	(135,515)	(2,224)
Celgene Corp. (Æ)	(46,600)	(2,654)
Cepheid, Inc. (Æ)	(97,300)	(1,028)
Cerner Corp. (Æ)	(107,500)	(6,996)
Covance, Inc. (Æ)	(55,200)	(3,044)

16	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dionex Corp. (Æ)	(8,800)	(580)
Illumina, Inc. (Æ)	(155,900)	(5,634)
Meridian Bioscience, Inc.	(42,500)	(936)
Seattle Genetics, Inc. (Æ)	(31,000)	(374)
Theravance, Inc. (Æ)	(12,600)	(190)
Thermo Fisher Scientific, Inc. (Æ)	(87,800)	(3,976)
VCA Antech, Inc. (Æ)	(102,400)	(2,619)
Vertex Pharmaceuticals, Inc. (Æ)	(192,900)	(6,946)
Volcano Corp. (Æ)	(77,200)	(1,173)

		(40,067)

Materials and Processing - (0.3%)
Alcoa, Inc.	(186,400)	(2,192)
Eagle Materials, Inc.	(57,900)	(1,581)
Hexcel Corp. (Æ)	(86,600)	(884)
Kaydon Corp.	(25,800)	(843)
Temple-Inland, Inc.	(66,463)	(1,041)
Vulcan Materials Co.	(143,600)	(6,818)

		(13,359)

Producer Durables - (1.0%)
Corrections Corp. of America (Æ)	(120,486)	(2,080)
CoStar Group, Inc. (Æ)	(25,500)	(937)
ESCO Technologies, Inc. (Æ)	(21,300)	(875)
Iron Mountain, Inc. (Æ)	(215,500)	(6,295)
PACCAR, Inc.	(236,900)	(8,209)
Paychex, Inc.	(180,200)	(4,775)
Pitney Bowes, Inc.	(139,500)	(2,881)
Roper Industries, Inc.	(100,900)	(4,825)
Southwest Airlines Co.	(648,500)	(5,091)
Textron, Inc.	(302,000)	(4,059)
Waste Management, Inc.	(108,300)	(3,044)

		(43,071)

Technology - (1.7%)
Adobe Systems, Inc. (Æ)	(136,500)	(4,425)
American Tower Corp. Class A (Æ)	(74,900)	(2,553)
Cavium Networks, Inc. (Æ)	(94,300)	(1,779)
Ciena Corp. (Æ)	(35,100)	(392)
Cognex Corp.	(50,000)	(825)
CommVault Systems, Inc. (Æ)	(32,354)	(563)
Concur Technologies, Inc. (Æ)	(26,800)	(924)
Crown Castle International Corp. (Æ)	(436,100)	(12,534)
DealerTrack Holdings, Inc. (Æ)	(49,600)	(984)
Electronic Arts, Inc. Series C (Æ)	(313,000)	(6,720)
IHS, Inc. Class A (Æ)	(7,561)	(378)
II-VI, Inc. (Æ)	(2,475)	(59)
Linear Technology Corp.	(187,200)	(5,030)
Marvell Technology Group, Ltd. (Æ)	(294,400)	(3,927)
Microchip Technology, Inc.	(244,900)	(6,595)
Microsemi Corp. (Æ)	(68,100)	(930)
Omniture, Inc. (Æ)	(117,600)	(1,609)
Power Integrations, Inc.	(44,200)	(1,295)

	Principal Amount ($) or Shares	Market Value $
Salesforce.com, Inc. (Æ)	(175,600)	(7,611)
VMware, Inc. Class A (Æ)	(246,200)	(7,935)
Yahoo!, Inc. (Æ)	(197,000)	(2,821)

		(69,889)

Utilities - (0.3%)
Atlantic Tele-Network, Inc.	(12,400)	(520)
Calpine Corp. (Æ)	(200,400)	(2,581)
Consolidated Edison, Inc.	(91,600)	(3,605)
Otter Tail Corp.	(45,442)	(1,059)
Southern Co.	(106,500)	(3,344)

		(11,109)

Total Securities Sold Short (proceeds $386,002)		(409,689)

Other Assets and Liabilities, Net - 0.9%		37,234

Net Assets - 100.0%		4,055,785

See accompanying notes which are an integral part of the quarterly report.

Russell U.S. Quantitative Equity Fund	17

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	3,160	USD	155,535	09/09	7,664
S&P 500 Index (CME)	290	USD	71,369	09/09	3,466
S&P Midcap 400 E-Mini Index (CME)	330	USD	20,684	09/09	1,035

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					12,165

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$590,605,837	$—	$—	$590,605,837	14.6
Consumer Staples	429,724,875	—	—	429,724,875	10.6
Energy	520,004,643	—	—	520,004,643	12.8
Financial Services	611,765,565	—	—	611,765,565	15.1
Health Care	622,400,321	—	—	622,400,321	15.3
Materials and Processing	141,035,157	—	—	141,035,157	3.5
Producer Durables	363,329,184	—	—	363,329,184	8.9
Technology	669,650,350	—	—	669,650,350	16.5
Utilities	258,747,982	—	—	258,747,982	6.4
Short-Term Investments	167,175,900	53,800,000	—	220,975,900	5.5

Total Investments	4,374,439,814	53,800,000	—	4,428,239,814	109.2

Securities Sold Short	(409,688,157)	—	—	(409,688,157)	(10.1)
Other Assets and Liabilities, Net					0.9

					100.0

Futures Contracts	12,165,295	—	—	12,165,295

Total Other Financial Instruments**	12,165,295	—	—	12,165,295

Total	$3,976,916,952	$53,800,000	$—	$4,030,716,952

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

18	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.9%
Consumer Discretionary - 13.5%
Accenture, Ltd. Class A	7,100	249
Activision Blizzard, Inc. (Æ)	8,000	92
Amazon.com, Inc. (Æ)	15,018	1,288
Apollo Group, Inc. Class A (Æ)	7,370	509
Avon Products, Inc.	18,830	610
Best Buy Co., Inc.	18,132	677
Carnival Corp.	4,600	129
Coach, Inc.	7,750	229
DreamWorks Animation SKG, Inc. Class A (Æ)	6,936	218
eBay, Inc. (Æ)	11,900	253
Fastenal Co. (Ñ)	7,400	263
Guess?, Inc.	5,330	155
International Game Technology	4,500	89
Kohl’s Corp. (Æ)	15,859	770
Lowe’s Cos., Inc.	52,563	1,180
Marriott International, Inc. Class A (Ñ)	1	—
Nike, Inc. Class B	28,017	1,587
Scripps Networks Interactive, Inc.	7,312	236
Staples, Inc. (Ñ)	68,300	1,436
Starbucks Corp. (Æ)	25,200	446
Target Corp.	20,618	899
VistaPrint, Ltd. (Æ)(Ñ)	4,313	178
Wal-Mart Stores, Inc.	12,386	618
Walt Disney Co. (The) (Ñ)	28,706	721
Weight Watchers International, Inc.	18,000	502
Wynn Resorts, Ltd. (Æ)	4,300	220

		13,554

Consumer Staples - 7.4%
Coca-Cola Co. (The)	11,000	548
Colgate-Palmolive Co.	3,370	244
CVS Caremark Corp.	14,180	475
Diageo PLC - ADR	6,466	403
General Mills, Inc.	8,439	497
Kimberly-Clark Corp.	1,000	59
PepsiCo, Inc.	27,050	1,535
Philip Morris International, Inc.	17,633	822
Procter & Gamble Co. (The)	26,300	1,460
SYSCO Corp.	16,400	390
Walgreen Co.	32,600	1,012

		7,445

Energy - 6.2%
Cameron International Corp. (Æ)	6,950	217
EOG Resources, Inc.	11,300	837
Exxon Mobil Corp.	4,300	303
First Solar, Inc. (Æ)(Ñ)	3,025	467
Hess Corp.	15,068	832
National Oilwell Varco, Inc. (Æ)	13,800	496
Occidental Petroleum Corp.	8,500	606
PetroHawk Energy Corp. (Æ)	25,988	631
Schlumberger, Ltd.	22,783	1,219
Southwestern Energy Co. (Æ)	9,520	394
Transocean, Ltd. (Æ)	2,700	215

		6,217

	Principal Amount ($) or Shares	Market Value $
Financial Services - 10.7%
American Express Co.	13,800	391
Automatic Data Processing, Inc. (Ñ)	16,000	596
Bank of America Corp.	9,400	139
Bank of New York Mellon Corp. (The)	27,000	738
Charles Schwab Corp. (The)	20,800	372
Chubb Corp.	4,400	203
CME Group, Inc. Class A	2,600	725
Goldman Sachs Group, Inc. (The)	7,157	1,169
IntercontinentalExchange, Inc. (Æ)	12,032	1,132
Mastercard, Inc. Class A	6,454	1,252
Morgan Stanley	13,850	395
Prudential Financial, Inc.	5,100	226
State Street Corp.	11,600	583
T Rowe Price Group, Inc. (Ñ)	5,080	237
Visa, Inc.	30,540	1,999
Western Union Co. (The)	33,679	589

		10,746

Health Care - 15.4%
Abbott Laboratories	30,511	1,373
Alcon, Inc.	1,860	237
Allergan, Inc.	21,500	1,149
Amgen, Inc. (Æ)	7,450	464
Celgene Corp. (Æ)	15,779	899
Cerner Corp. (Æ)(Ñ)	2,000	130
Express Scripts, Inc. Class A (Æ)	6,900	483
Genzyme Corp. (Æ)	7,500	389
Gilead Sciences, Inc. (Æ)	54,867	2,685
Henry Schein, Inc. (Æ)(Ñ)	5,300	272
Intuitive Surgical, Inc. (Æ)(Ñ)	1,620	368
Johnson & Johnson	6,200	378
Laboratory Corp. of America Holdings (Æ)(Ñ)	3,500	235
Medco Health Solutions, Inc. (Æ)	18,000	952
Medtronic, Inc.	22,852	809
Merck & Co., Inc.	6,500	195
Novo Nordisk A/S - ADR	12,600	736
St. Jude Medical, Inc. (Æ)	11,010	415
Teva Pharmaceutical Industries, Ltd. - ADR	33,598	1,792
Thermo Fisher Scientific, Inc. (Æ)	7,090	321
UnitedHealth Group, Inc.	25,300	710
Zimmer Holdings, Inc. (Æ)	11,000	513

		15,505

Materials and Processing - 5.6%
Air Products & Chemicals, Inc.	3,300	246
Alcoa, Inc. (Ñ)	24,780	291
Archer-Daniels-Midland Co.	15,760	475
Ball Corp.	4,700	227
Cameco Corp.	1,000	28
Celanese Corp. Class A	8,600	221
Ecolab, Inc. (Ñ)	9,100	378
Fluor Corp.	7,287	385
Freeport-McMoRan Copper & Gold, Inc. Class B	1,600	96
Monsanto Co.	19,220	1,614

Russell U.S. Growth Fund	19

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Potash Corp. of Saskatchewan, Inc.	1,600	149
Praxair, Inc.	8,500	665
Syngenta AG - ADR	11,800	542
United States Steel Corp. (Ñ)	7,200	286

		5,603

Producer Durables - 5.2%
3M Co.	3,700	261
ABB, Ltd. - ADR	17,489	320
Applied Materials, Inc.	55,950	772
CH Robinson Worldwide, Inc.	6,370	347
Cummins, Inc.	9,940	427
Expeditors International of Washington, Inc.	22,000	746
Honeywell International, Inc.	15,471	537
Joy Global, Inc.	10,318	384
Union Pacific Corp.	8,970	516
United Parcel Service, Inc. Class B	12,500	672
United Technologies Corp.	4,400	240

		5,222

Technology - 29.7%
Adobe Systems, Inc. (Æ)	69,140	2,241
Affiliated Computer Services, Inc. Class A (Æ)(Ñ)	3,600	171
Alcatel-Lucent - ADR (Æ)	73,050	202
Apple, Inc. (Æ)	25,722	4,203
ASML Holding NV (Ñ)	10,100	263
Broadcom Corp. Class A (Æ)	21,110	596
Brocade Communications Systems, Inc. (Æ)(Ñ)	51,138	402
Cisco Systems, Inc. (Æ)	18,600	409
Corning, Inc.	51,785	880
Crown Castle International Corp. (Æ)	33,600	966
Dell, Inc. (Æ)	18,600	249
Google, Inc. Class A (Æ)	8,307	3,680
Hewlett-Packard Co.	33,818	1,464
Intel Corp.	16,500	318
International Business Machines Corp.	11,480	1,354
Intuit, Inc. (Æ)	31,000	921
Juniper Networks, Inc. (Æ)	18,260	477
Lam Research Corp. (Æ)(Ñ)	5,100	153
Maxim Integrated Products, Inc.	14,200	252
McAfee, Inc. (Æ)	3,630	162
Microsoft Corp.	40,800	960
Oracle Corp.	60,933	1,348
QUALCOMM, Inc.	80,033	3,698
Research In Motion, Ltd. (Æ)	8,576	652
Salesforce.com, Inc. (Æ)(Ñ)	8,814	382
SAP AG - ADR	12,400	586
Symantec Corp. (Æ)	39,000	582
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	31,477	329
Teradata Corp. (Æ)	31,300	769

	Principal Amount ($) or Shares	Market Value $
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	4,300	138
VeriSign, Inc. (Æ)(Ñ)	33,000	674
Xilinx, Inc.	18,330	398

		29,879

Utilities - 0.2%
Millicom International Cellular SA (Æ)(Ñ)	1,600	119
Verizon Communications, Inc.	4,100	131

		250

Total Common Stocks (cost $85,704)		94,421

Short-Term Investments - 5.2%
Russell Investment Company Russell Money Market Fund	3,739,000	3,739
State Street Euro Commercial Paper (ç)(ž) 0.010% due 08/03/09	1,500	1,500

Total Short-Term Investments (cost $5,239)		5,239

Other Securities - 5.6%
Russell Investment Company Russell Money Market Fund (×)	2,960,547	2,961
State Street Securities Lending Quality Trust (×)	2,727,027	2,683

Total Other Securities (cost $5,688)		5,644

Total Investments - 104.7% (identified cost $96,631)		105,304

Other Assets and Liabilities, Net - (4.7%)		(4,692)

Net Assets - 100.0%		100,612

See accompanying notes which are an integral part of the quarterly reports.

20	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Nasdaq 100 E-Mini Index (CME)	40	USD	1,282	09/09	86
S&P 500 E-Mini Index (CME)	82	USD	4,036	09/09	190
S&P 500 Index (CME)	4	USD	984	09/09	48

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					324

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$13,554,419	$—	$—	$13,554,419	13.5
Consumer Staples	7,444,642	—	—	7,444,642	7.4
Energy	6,216,866	—	—	6,216,866	6.2
Financial Services	10,745,870	—	—	10,745,870	10.7
Health Care	15,504,795	—	—	15,504,795	15.4
Materials and Processing	5,603,103	—	—	5,603,103	5.6
Producer Durables	5,221,783	—	—	5,221,783	5.2
Technology	29,878,964	—	—	29,878,964	29.7
Utilities	250,127	—	—	250,127	0.2
Short Term Investments	3,739,000	1,500,000	—	5,239,000	5.2
Other Securities	2,960,547	2,683,454	—	5,644,001	5.6

Total Investments	101,120,116	4,183,454	—	105,303,570	104.7

Other Assets and Liabilities, Net					(4.7)

					100.0

Futures Contracts	323,670	—	—	323,670	0.3

Total Other Financial Instruments**	323,670	—	—	323,670

Total	$101,443,786	$4,183,454	$—	$105,627,240

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

See accompanying notes which are an integral part of the quarterly report.

Russell U.S. Growth Fund	21

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.1%
Consumer Discretionary - 13.2%
American Eagle Outfitters, Inc.	34,200	492
AutoNation, Inc. (Æ)(Ñ)	7,500	155
Avon Products, Inc.	12,300	398
Best Buy Co., Inc.	7,200	269
CBS Corp. Class B	37,700	309
Centex Corp. (Æ)(Ñ)	120,500	1,315
Darden Restaurants, Inc.	10,000	324
DIRECTV Group, Inc. (The) (Æ)(Ñ)	51,520	1,334
eBay, Inc. (Æ)	34,720	738
Ford Motor Co. (Æ)	30,900	247
Fortune Brands, Inc.	15,900	629
Garmin, Ltd. (Ñ)	24,300	672
Goodyear Tire & Rubber Co. (The) (Æ)	14,600	248
Home Depot, Inc.	28,510	740
JC Penney Co., Inc.	51,300	1,547
Johnson Controls, Inc. (Ñ)	9,300	241
Kohl’s Corp. (Æ)	8,700	422
Liberty Media Corp. - Entertainment Series A (Æ)	8,690	243
Limited Brands, Inc.	40,900	529
Macy’s, Inc.	36,700	511
Magna International, Inc. Class A	26,100	1,330
McDonald’s Corp.	17,980	990
McGraw-Hill Cos., Inc. (The)	16,200	508
Pulte Homes, Inc. (Ñ)	68,300	777
Ryland Group, Inc. (Ñ)	42,900	857
Snap-On, Inc.	7,500	267
Stanley Works (The)	8,300	333
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)	20,900	493
Tiffany & Co. (Ñ)	10,500	313
Wal-Mart Stores, Inc.	21,700	1,082
Walt Disney Co. (The)	20,250	509
Williams-Sonoma, Inc. (Ñ)	35,600	501
Yum! Brands, Inc.	26,770	949

		20,272

Consumer Staples - 2.9%
Altria Group, Inc.	15,600	274
Clorox Co.	4,400	269
CVS Caremark Corp.	22,770	762
Dean Foods Co. (Æ)	13,900	295
Dr Pepper Snapple Group, Inc. (Æ)	20,600	507
Kimberly-Clark Corp.	18,090	1,057
Lorillard, Inc.	12,400	914
Molson Coors Brewing Co. Class B	8,700	393

		4,471

Energy - 12.5%
Arch Coal, Inc. (Ñ)	114,900	2,000
Chesapeake Energy Corp.	90,400	1,938
Chevron Corp.	43,312	3,009
ConocoPhillips	36,410	1,592
Devon Energy Corp.	20,400	1,185
El Paso Corp.	45,100	454

	Principal Amount ($) or Shares	Market Value $
Exxon Mobil Corp.	17,600	1,239
Halliburton Co.	27,080	598
Marathon Oil Corp.	24,400	787
Nabors Industries, Ltd. (Æ)	52,200	888
Newfield Exploration Co. (Æ)	16,800	661
Noble Corp.	27,200	921
NRG Energy, Inc. (Æ)	11,600	316
Occidental Petroleum Corp.	14,100	1,006
Sunoco, Inc. (Ñ)	10,400	257
Walter Energy, Inc. Class A	13,700	676
Whiting Petroleum Corp. (Æ)	21,100	970
Williams Cos., Inc. (The)	40,700	679

		19,176

Financial Services - 23.1%
Allstate Corp. (The)	23,800	640
American Express Co.	7,300	207
Annaly Capital Management, Inc. (ö)	40,100	676
Arch Capital Group, Ltd. (Æ)	4,900	305
Bank of America Corp.	222,509	3,291
Bank of New York Mellon Corp. (The)	71,150	1,945
Boston Properties, Inc. (ö)	6,400	339
Capital One Financial Corp. (Ñ)	64,800	1,989
Citigroup, Inc.	159,436	505
Genworth Financial, Inc. Class A	217,568	1,501
Goldman Sachs Group, Inc. (The)	9,250	1,510
Hartford Financial Services Group, Inc.	87,900	1,449
Health Care REIT, Inc. (ö)	8,000	320
Invesco, Ltd.	33,500	662
JPMorgan Chase & Co.	127,630	4,933
Keycorp	64,000	370
Lincoln National Corp.	73,600	1,560
Marsh & McLennan Cos., Inc.	30,800	629
Mastercard, Inc. Class A (Ñ)	2,170	421
Mercury General Corp. (Ñ)	16,000	561
Morgan Stanley	65,780	1,875
New York Community Bancorp, Inc. (Ñ)	47,200	516
Plum Creek Timber Co., Inc. (ö)	15,800	494
PNC Financial Services Group, Inc.	28,800	1,056
ProLogis (ö)(Ñ)	25,500	224
Prudential Financial, Inc.	12,350	547
Regions Financial Corp. (Ñ)	83,400	369
Simon Property Group, Inc. (ö)	8,596	479
State Street Corp.	32,650	1,642
SunTrust Banks, Inc.	39,400	768
Torchmark Corp. (Ñ)	6,700	262
Unum Group	32,900	618
US Bancorp	46,170	942
Wells Fargo & Co.	51,500	1,260
Wilmington Trust Corp. (Ñ)	18,600	214
XL Capital, Ltd. Class A	15,900	224

		35,303

Health Care - 8.0%
Abbott Laboratories	21,440	965
Amgen, Inc. (Æ)	35,620	2,219
Baxter International, Inc.	12,290	693
Becton Dickinson and Co.	11,200	730

22	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Biogen Idec, Inc. (Æ)	17,395	827
Bristol-Myers Squibb Co.	14,600	317
Eli Lilly & Co.	6,500	227
Genzyme Corp. (Æ)	17,520	909
Johnson & Johnson	25,100	1,528
Life Technologies Corp. (Æ)	19,100	870
Pfizer, Inc.	63,000	1,004
Shire PLC - ADR	17,190	770
Thermo Fisher Scientific, Inc. (Æ)	13,610	616
UnitedHealth Group, Inc.	15,400	432
Universal Health Services, Inc. Class B	3,400	189

		12,296

Materials and Processing - 4.8%
Cabot Corp.	24,600	450
Celanese Corp. Class A	7,100	183
Cliffs Natural Resources, Inc.	6,000	164
Dow Chemical Co. (The)	45,600	965
Freeport-McMoRan Copper & Gold, Inc. Class B	19,500	1,176
Masco Corp. (Ñ)	29,700	414
PPG Industries, Inc. (Ñ)	9,500	523
Praxair, Inc.	11,670	912
Precision Castparts Corp.	11,980	956
RPM International, Inc.	24,050	384
Timken Co.	21,000	428
Vulcan Materials Co. (Ñ)	15,300	726

		7,281

Producer Durables - 12.6%
3M Co.	11,200	790
Accenture, Ltd. Class A	13,140	461
Agilent Technologies, Inc. (Æ)(Ñ)	26,700	620
Automatic Data Processing, Inc.	13,200	492
Avery Dennison Corp.	16,800	449
Boeing Co. (The)	12,100	519
Cooper Industries, Ltd. Class A	13,900	458
CSX Corp.	13,300	534
Cummins, Inc.	8,100	348
Deere & Co.	7,500	328
DR Horton, Inc.	46,200	535
Fluor Corp.	11,400	602
General Dynamics Corp.	21,840	1,210
General Electric Co.	30,000	402
Goodrich Corp.	7,000	360
Honeywell International, Inc.	19,000	659
ITT Corp.	5,900	291
Koninklijke Philips Electronics NV	23,500	535
Lockheed Martin Corp.	14,080	1,053
Navistar International Corp. (Æ)	43,500	1,720
Northrop Grumman Corp.	13,400	597
Pall Corp.	13,800	415
Parker Hannifin Corp.	7,500	332
Pitney Bowes, Inc.	28,300	584
Raytheon Co.	21,870	1,027
Republic Services, Inc. Class A	600	16
Rockwell Automation, Inc. (Ñ)	8,500	352
RR Donnelley & Sons Co.	30,900	429

	Principal Amount ($) or Shares	Market Value $
SPX Corp.	14,800	782
Teleflex, Inc.	11,000	528
Tyco International, Ltd.	17,700	535
United Parcel Service, Inc. Class B	12,800	688
Xerox Corp.	83,200	681

		19,332

Technology - 10.7%
Alcatel-Lucent - ADR (Æ)	364,100	1,005
Analog Devices, Inc.	17,100	468
Arrow Electronics, Inc. (Æ)	9,900	255
Avnet, Inc. (Æ)	24,900	608
Cisco Systems, Inc. (Æ)	67,580	1,487
Corning, Inc.	27,200	462
Dell, Inc. (Æ)	65,600	878
EMC Corp. (Æ)	54,630	823
Google, Inc. Class A (Æ)	1,970	873
Harris Corp.	16,200	507
Hewlett-Packard Co.	21,370	925
International Business Machines Corp.	12,020	1,417
Jabil Circuit, Inc.	62,200	570
Lam Research Corp. (Æ)(Ñ)	14,100	424
Marvell Technology Group, Ltd. (Æ)	45,700	610
Microsoft Corp.	29,490	694
Motorola, Inc.	164,600	1,179
Nokia OYJ - ADR (Ñ)	36,100	482
Novellus Systems, Inc. (Æ)	15,100	295
Oracle Corp.	61,100	1,352
Seagate Technology	15,800	190
Seagate Technology, Inc. (Æ)(ß)	1,900	—
Sybase, Inc. (Æ)(Ñ)	5,700	204
Tyco Electronics, Ltd.	9,000	193
Western Digital Corp. (Æ)	14,400	436

		16,337

Utilities - 6.3%
AES Corp. (The) (Æ)	38,300	490
Allegheny Energy, Inc.	17,600	444
American Water Works Co., Inc.	18,000	355
AT&T, Inc.	73,930	1,939
Dynegy, Inc. Class A (Æ)	2,043	4
Frontier Communications Corp.	54,000	378
Mirant Corp. (Æ)(Ñ)	37,882	684
Northeast Utilities	16,800	387
Progress Energy, Inc. - CVO (ß)	1,300	—
Qwest Communications International, Inc. (Ñ)	88,200	340
RRI Energy, Inc. (Æ)	344,100	1,841
Shaw Communications, Inc.	13,800	242
Sprint Nextel Corp. (Æ)	353,100	1,412
Veolia Environnement - ADR	12,000	413
Verizon Communications, Inc.	14,700	471
Windstream Corp.	28,037	246

		9,646

Total Common Stocks (cost $143,827)		144,114

Russell U.S. Value Fund	23

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 5.3%
Russell Investment Company Russell Money Market Fund	5,825,000	5,825
State Street Euro Commercial Paper (ç)(ž) 0.010% due 08/03/09	2,300	2,300

Total Short-Term Investments (cost $8,125)		8,125

Other Securities - 9.3%
Russell Investment Company Russell Money Market Fund (×)	7,511,409	7,511
State Street Securities Lending Quality Trust (×)	6,918,928	6,808

Total Other Securities (cost $14,430)		14,319

Total Investments - 108.7% (identified cost $166,382)		166,558

Other Assets and Liabilities, Net - (8.7%)		(13,319)

Net Assets - 100.0%		153,239

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the quarterly report.

24	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	145	USD	7,137	09/09	252
S&P 500 Index (CME)	8	USD	1,969	09/09	95

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					347

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$20,272,370	$—	$—	$20,272,370	13.2
Consumer Staples	4,470,574	—	—	4,470,574	2.9
Energy	19,175,411	—	—	19,175,411	12.5
Financial Services	35,303,031	—	—	35,303,031	23.1
Health Care	12,296,264	—	—	12,296,264	8.0
Materials and Processing	7,281,159	—	—	7,281,159	4.8
Producer Durables	19,332,036	—	—	19,332,036	12.6
Technology	16,336,511	—	—	16,336,511	10.7
Utilities	9,646,274	—	—	9,646,275	6.3
Short Term Investments	5,825,000	2,300,000	—	8,125,000	5.3
Other Securities	7,511,409	6,808,378	—	14,319,787	9.3

Total Investments	157,450,039	9,108,378	—	166,558,417	108.7

Other Assets and Liabilities, Net					(8.7)

					100.0

Futures Contracts	347,163	—	—	347,163	0.2

Total Other Financial Instruments**	347,163	—	—	347,163

Total	$157,797,202	9,108,378	$—	$166,905,580

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

Russell U.S. Value Fund	25

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.8%
Consumer Discretionary - 16.5%
99 Cents Only Stores (Æ)(Ñ)	193,118	2,829
Aaron’s, Inc. (Ñ)	28,193	774
Administaff, Inc. Series 2000-B Class A	47,500	1,190
Advance Auto Parts, Inc.	72,505	3,352
Aeropostale, Inc. (Æ)(Ñ)	93,900	3,418
AFC Enterprises, Inc. (Æ)	4,200	31
America’s Car-Mart, Inc. (Æ)	29,984	656
American Greetings Corp. Class A	127,300	2,008
American Public Education, Inc. (Æ)(Ñ)	10,999	389
American Woodmark Corp.	4,809	113
Asbury Automotive Group, Inc. (Æ)	58,200	814
ATC Technology Corp. (Æ)	11,000	230
Bally Technologies, Inc. (Æ)	60,916	2,206
Bebe Stores, Inc.	237,000	1,723
Bed Bath & Beyond, Inc. (Æ)	56,891	1,977
BJ’s Restaurants, Inc. (Æ)(Ñ)	154,706	2,488
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	39,300	1,311
Black & Decker Corp.	1,200	45
Blyth, Inc.	7,600	322
Bob Evans Farms, Inc.	23,600	685
Borders Group, Inc. (Æ)(Ñ)	205,520	816
Bridgepoint Education, Inc. (Æ)	130,139	2,363
Brinker International, Inc.	80,200	1,335
Brown Shoe Co., Inc.	18,100	140
Brunswick Corp.	112,700	809
Buckle, Inc. (The) (Ñ)	54,000	1,671
Build-A-Bear Workshop, Inc. Class A (Æ)(Ñ)	24,800	118
Cabela’s, Inc. (Æ)(Ñ)	147,200	2,386
Callaway Golf Co.	83,767	534
Carter’s, Inc. (Æ)	116,800	3,310
Central European Distribution Corp. (Æ)	35,733	1,026
Charlotte Russe Holding, Inc. (Æ)	93,700	1,406
Chico’s FAS, Inc. (Æ)(Ñ)	255,826	2,934
Childrens Place Retail Stores, Inc. (The) (Æ)(Ñ)	18,800	616
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	50,141	4,705
Chipotle Mexican Grill, Inc. Class B (Æ)	13,476	1,102
Christopher & Banks Corp. (Ñ)	321,387	2,545
Churchill Downs, Inc.	37,891	1,421
CKE Restaurants, Inc.	227,400	2,012
Coinstar, Inc. (Æ)(Ñ)	41,184	1,369
Columbia Sportswear Co. (Ñ)	90,319	3,198
Core-Mark Holding Co., Inc. (Æ)	6,100	164
Corinthian Colleges, Inc. (Æ)(Ñ)	50,200	775
Cornell Cos., Inc. (Æ)	1,700	29
CSS Industries, Inc.	2,183	51
Darden Restaurants, Inc.	69,500	2,251
Deckers Outdoor Corp. (Æ)	57,400	3,881
DeVry, Inc.	65,484	3,257
DG FastChannel, Inc. (Æ)(Ñ)	194,179	4,076
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	122,486	2,431
Dillard’s, Inc. Class A (Ñ)	182,869	1,940
Dollar Tree, Inc. (Æ)	134,140	6,187
Dress Barn, Inc. (Æ)(Ñ)	94,300	1,470

	Principal Amount ($) or Shares	Market Value $
DSW, Inc. Class A (Æ)(Ñ)	22,000	297
Elizabeth Arden, Inc. (Æ)	14,400	138
Ethan Allen Interiors, Inc.	135,900	1,730
Family Dollar Stores, Inc.	93,500	2,938
Fastenal Co. (Ñ)	68,702	2,444
Finish Line, Inc. (The) Class A	139,228	1,211
Foot Locker, Inc.	57,098	633
Fred’s, Inc. Class A	27,900	376
FTI Consulting, Inc. (Æ)(Ñ)	76,248	4,150
Furniture Brands International, Inc. (Ñ)	50,700	203
G-III Apparel Group, Ltd. (Æ)	10,700	129
GameStop Corp. Class A (Æ)	63,500	1,390
Gentex Corp.	77,137	1,155
Grand Canyon Education, Inc. (Æ)(Ñ)	68,371	1,197
Group 1 Automotive, Inc. (Ñ)	120,410	3,547
Guess?, Inc.	137,924	4,009
Gymboree Corp. (Æ)	68,700	2,733
Hasbro, Inc.	57,000	1,511
Haverty Furniture Cos., Inc. (Æ)(Ñ)	12,600	135
Heidrick & Struggles International, Inc. (Ñ)	17,600	361
hhgregg, Inc. (Æ)(Ñ)	203,709	3,738
Hooker Furniture Corp.	3,300	45
HOT Topic, Inc. (Æ)(Ñ)	37,500	290
Insight Enterprises, Inc. (Æ)	31,500	324
Isle of Capri Casinos, Inc. (Æ)(Ñ)	113,246	1,346
ITT Educational Services, Inc. (Æ)(Ñ)	11,800	1,149
Jack in the Box, Inc. (Æ)	83,500	1,762
Jackson Hewitt Tax Service, Inc.	2,900	18
Jakks Pacific, Inc. (Æ)	28,700	331
Jarden Corp. (Æ)(Ñ)	60,300	1,486
Jo-Ann Stores, Inc. (Æ)	8,600	200
John Wiley & Sons, Inc. Class A	42,500	1,355
Jones Apparel Group, Inc.	196,800	2,708
JOS A Bank Clothiers, Inc. (Æ)	82,930	3,034
Journal Communications, Inc. Class A	85,000	236
Kenneth Cole Productions, Inc. Class A (Ñ)	209,136	1,679
Leapfrog Enterprises, Inc. Class A (Æ)(Ñ)	15,135	43
Lennar Corp. Class A (Ñ)	251,700	2,980
Liz Claiborne, Inc.	59,500	188
LKQ Corp. (Æ)	172,121	3,088
Lululemon Athletica, Inc. (Æ)(Ñ)	93,903	1,664
Meritage Homes Corp. (Æ)	23,400	501
Movado Group, Inc. (Ñ)	111,553	1,593
New York & Co., Inc. (Æ)(Ñ)	42,100	152
O’Charleys, Inc. (Ñ)	27,500	286
O’Reilly Automotive, Inc. (Æ)(Ñ)	43,788	1,780
Orient-Express Hotels, Ltd. Class A (Ñ)	184,773	1,635
Pacific Sunwear of California, Inc. (Æ)	97,800	325
Panera Bread Co. Class A (Æ)(Ñ)	28,449	1,564
Papa John’s International, Inc. (Æ)	70,700	1,796
PC Connection, Inc. (Æ)	16,900	97
Penn National Gaming, Inc. (Æ)	82,264	2,609
Perry Ellis International, Inc. (Æ)(Ñ)	6,500	50
PF Chang’s China Bistro, Inc. (Æ)(Ñ)	67,865	2,301
PHH Corp. (Æ)(Ñ)	184,862	3,389
Phillips-Van Heusen Corp.	55,000	1,946
Pier 1 Imports, Inc. (Æ)(Ñ)	40,600	92

26	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Polaris Industries, Inc.	38,350	1,452
Quiksilver, Inc. (Æ)	147,400	317
RadioShack Corp.	202,403	3,139
Red Lion Hotels Corp. (Æ)	236,168	1,242
Regis Corp.	40,500	553
Rent-A-Center, Inc. Class A (Æ)	207,400	4,306
Ruby Tuesday, Inc. (Æ)(Ñ)	160,700	1,202
Schawk, Inc. Class A	3,600	26
Scholastic Corp. (Ñ)	49,224	1,110
Shoe Carnival, Inc. (Æ)	9,200	115
Snap-On, Inc.	60,699	2,163
Stage Stores, Inc.	86,800	1,083
Stanley Works (The)	39,000	1,566
Stein Mart, Inc. (Æ)(Ñ)	66,602	735
Steven Madden, Ltd. (Æ)	46,460	1,490
Stewart Enterprises, Inc. Class A	552,500	2,702
Strayer Education, Inc.	12,670	2,691
Superior Industries International, Inc. (Ñ)	154,584	2,439
Tenneco, Inc. (Æ)	18,400	298
Texas Roadhouse, Inc. Class A (Æ)(Ñ)	116,060	1,292
Ticketmaster Entertainment, Inc. (Æ)	220,100	1,783
Timberland Co. Class A (Æ)	40,800	557
Tuesday Morning Corp. (Æ)	93,172	432
United Stationers, Inc. (Æ)	15,670	727
Urban Outfitters, Inc. (Æ)	147,945	3,557
Valassis Communications, Inc. (Æ)	43,200	492
VF Corp.	29,800	1,928
Washington Post Co. (The) Class B	3,605	1,628
Waste Connections, Inc. (Æ)	124,633	3,516
Wendy’s/Arby’s Group, Inc.	540,900	2,477
WESCO International, Inc. (Æ)	118,600	2,928
Whirlpool Corp. (Ñ)	25,000	1,427
Williams-Sonoma, Inc.	238,100	3,348

		221,677

Consumer Staples - 2.5%
Alberto-Culver Co. Class B	85,885	2,200
Alliance One International, Inc. (Æ)(Ñ)	650,600	2,693
Andersons, Inc. (The) (Ñ)	55,500	1,788
Cal-Maine Foods, Inc. (Ñ)	53,786	1,583
Casey’s General Stores, Inc.	28,600	784
Chiquita Brands International, Inc. (Æ)(Ñ)	56,900	697
Church & Dwight Co., Inc.	42,600	2,513
Constellation Brands, Inc. Class A (Æ)	24,000	328
Dean Foods Co. (Æ)	107,500	2,278
Del Monte Foods Co.	464,400	4,486
Energizer Holdings, Inc. (Æ)(Ñ)	48,961	3,136
Fresh Del Monte Produce, Inc. (Æ)	50,600	1,083
Herbalife, Ltd.	57,100	1,965
Imperial Sugar Co. (Ñ)	16,241	216
J&J Snack Foods Corp.	12,500	542
Lancaster Colony Corp. (Ñ)	48,000	2,186
Nash Finch Co. (Ñ)	19,700	605
Pantry, Inc. (The) (Æ)	26,700	469
Sanderson Farms, Inc. (Ñ)	24,100	980
Spartan Stores, Inc.	22,500	290
SUPERVALU, Inc.	10,500	156

	Principal Amount ($) or Shares	Market Value $
TreeHouse Foods, Inc. (Æ)(Ñ)	64,200	2,083
Weis Markets, Inc.	22,200	734
Winn-Dixie Stores, Inc. (Æ)	4,708	67

		33,862

Energy - 6.7%
Alon USA Energy, Inc. (Ñ)	16,900	170
Alpha Natural Resources, Inc. (Æ)(Ñ)	90,713	3,022
Arena Resources, Inc. (Æ)(Ñ)	122,597	4,000
ATP Oil & Gas Corp. (Æ)(Ñ)	20,500	159
Atwood Oceanics, Inc. (Æ)(Ñ)	58,777	1,695
Basic Energy Services, Inc. (Æ)(Ñ)	21,500	145
BJ Services Co. (Ñ)	110,093	1,561
Boardwalk Pipeline Partners, LP (Ñ)	58,988	1,418
Bolt Technology Corp. (Æ)(Ñ)	107,331	1,213
Boots & Coots, Inc. (Æ)(Ñ)	28,100	36
CARBO Ceramics, Inc.	58,600	2,443
Carrizo Oil & Gas, Inc. (Æ)(Ñ)	127,591	2,424
Cimarex Energy Co. (Ñ)	45,674	1,634
Comstock Resources, Inc. (Æ)	58,284	2,244
Continental Resources, Inc. (Æ)(Ñ)	44,592	1,509
Core Laboratories NV (Ñ)	39,907	3,430
Dawson Geophysical Co. (Æ)(Ñ)	56,281	1,712
Delek US Holdings, Inc.	24,800	211
El Paso Pipeline Partners, LP (Ñ)	103,500	2,009
Enbridge Energy Partners, LP Class A (Ñ)	49,270	2,297
EXCO Resources, Inc. (Æ)	260,580	3,580
Exterran Holdings, Inc. (Æ)(Ñ)	45,400	790
FMC Technologies, Inc. (Æ)	44,835	1,950
Frontier Oil Corp.	66,000	917
Geokinetics, Inc. (Æ)(Ñ)	118,700	1,726
GMX Resources, Inc. (Æ)(Ñ)	10,700	124
Goodrich Petroleum Corp. (Æ)(Ñ)	184,908	4,743
Gulf Island Fabrication, Inc.	16,500	239
Helmerich & Payne, Inc. (Ñ)	42,500	1,460
James River Coal Co. (Æ)	93,426	1,735
Key Energy Services, Inc. (Æ)	30,600	212
Mariner Energy, Inc. (Æ)	13,000	156
Matrix Service Co. (Æ)	22,989	233
Natural Gas Services Group, Inc. (Æ)	12,200	168
Newfield Exploration Co. (Æ)	54,500	2,144
Newpark Resources (Æ)	10,500	28
Noble Corp.	41,750	1,414
Oceaneering International, Inc. (Æ)(Ñ)	77,797	3,961
Oil States International, Inc. (Æ)	53,600	1,454
Parker Drilling Co. (Æ)	14,500	67
Patterson-UTI Energy, Inc. (Ñ)	268,458	3,707
Penn Virginia Corp.	217,800	4,184
Petroleum Development Corp. (Æ)	19,600	330
Petroquest Energy, Inc. (Æ)(Ñ)	36,200	121
Rosetta Resources, Inc. (Æ)	14,906	155
Rowan Cos., Inc.	76,665	1,635
RPC, Inc.	188,553	1,550
Stone Energy Corp. (Æ)(Ñ)	223,100	2,423
Superior Energy Services, Inc. (Æ)	87,620	1,454
T-3 Energy Services, Inc. (Æ)	18,400	249
Teekay Tankers, Ltd. Class A (Ñ)	62,300	603

Russell U.S. Small & Mid Cap Fund	27

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

TEPPCO Partners, LP (Ñ)	52,000	1,778
Tesoro Corp. (Ñ)	86,700	1,135
Union Drilling, Inc. (Æ)	14,300	102
Unit Corp. (Æ)(Ñ)	77,008	2,440
USEC, Inc. (Æ)	82,600	320
W&T Offshore, Inc.	200,600	2,144
Western Refining, Inc. (Æ)	113,300	738
Whiting Petroleum Corp. (Æ)	45,400	2,087
XTO Energy, Inc.	44,861	1,805

		89,393

Financial Services - 14.5%
Advance America Cash Advance Centers, Inc.	236,300	1,304
Affiliated Managers Group, Inc. (Æ)(Ñ)	137,720	9,092
Agree Realty Corp. (ö)	1,000	20
Allied Capital Corp. (Ñ)	208,500	832
Allied World Assurance Co. Holdings, Ltd.	33,000	1,434
American Capital Agency Corp. (ö)(Ñ)	45,600	1,039
American Equity Investment Life Holding Co. (Ñ)	216,400	1,567
American Financial Group, Inc.	64,300	1,568
Ameriprise Financial, Inc.	77,380	2,151
Amerisafe, Inc. (Æ)	13,500	224
Annaly Capital Management, Inc. (ö)	94,412	1,591
Anworth Mortgage Asset Corp. (ö)	374,300	2,822
Apollo Investment Corp. (Ñ)	126,000	897
Arch Capital Group, Ltd. (Æ)	44,442	2,764
Ares Capital Corp. (Ñ)	619,362	5,593
Argo Group International Holdings, Ltd. (Æ)	23,200	780
Arthur J Gallagher & Co.	49,500	1,134
Ashford Hospitality Trust, Inc. (ö)(Ñ)	56,604	169
Aspen Insurance Holdings, Ltd.	53,200	1,323
AvalonBay Communities, Inc. (ö)	19,500	1,135
Bancfirst Corp. (Ñ)	6,100	219
Banco Latinoamericano de Comercio Exterior SA Class E	37,400	481
Bank of Hawaii Corp.	5,028	193
Berkshire Hills Bancorp, Inc.	7,300	167
BOK Financial Corp. (Ñ)	93,270	3,907
Boston Properties, Inc. (ö)	20,300	1,074
Brandywine Realty Trust (ö)	132,400	1,083
Brookline Bancorp, Inc.	140,027	1,631
Calamos Asset Management, Inc. Class A	156,500	2,153
CapLease, Inc. (ö)(Ñ)	60,100	182
Capstead Mortgage Corp. (ö)	179,800	2,402
Cash America International, Inc. (Ñ)	18,200	486
Cedar Shopping Centers, Inc. (ö)	64,300	341
Central Pacific Financial Corp. (Ñ)	41,200	89
Citizens Republic Bancorp, Inc. (Æ)(Ñ)	185,106	105
CNA Surety Corp. (Æ)	116,720	1,835
Cogdell Spencer, Inc. (ö)	10,800	48
Cohen & Steers, Inc.	119,357	2,181
Colonial Properties Trust (ö)(Ñ)	72,200	576
Community Trust Bancorp, Inc. (Ñ)	8,000	217
Crawford & Co. Class B (Æ)(Ñ)	5,600	27
Cybersource Corp. (Æ)	138,120	2,395

	Principal Amount ($) or Shares	Market Value $
Delphi Financial Group, Inc. Class A	137,700	3,281
Developers Diversified Realty Corp. (ö)	35,117	197
DiamondRock Hospitality Co. (ö)	232,450	1,571
Dime Community Bancshares (Ñ)	37,200	448
Douglas Emmett, Inc. (ö)(Ñ)	139,001	1,412
Duff & Phelps Corp. Class A	31,617	573
DuPont Fabros Technology, Inc. (ö)	189,411	2,027
Education Realty Trust, Inc. (ö)	16,900	82
Electro Rent Corp.	293,515	2,794
Endurance Specialty Holdings, Ltd. (Ñ)	43,200	1,442
Euronet Worldwide, Inc. (Æ)	19,714	415
Evercore Partners, Inc. Class A	49,800	980
Factset Research Systems, Inc. (Ñ)	63,542	3,603
FBL Financial Group, Inc. Class A (Ñ)	15,000	147
FelCor Lodging Trust, Inc. (ö)(Ñ)	98,500	231
Fidelity National Financial, Inc. Class A	87,898	1,261
First American Corp.	38,800	1,147
First Community Bancshares, Inc.	3,083	42
First Financial Bancorp	22,300	193
First Industrial Realty Trust, Inc. (ö)(Ñ)	38,801	164
First Merchants Corp.	5,500	43
First Niagara Financial Group, Inc.	295,300	3,883
First Potomac Realty Trust (ö)	25,900	243
Flushing Financial Corp.	74,855	794
FPIC Insurance Group, Inc. (Æ)	2,200	76
Franklin Street Properties Corp. (ö)(Ñ)	182,505	2,603
Fulton Financial Corp. (Ñ)	97,610	660
Glacier Bancorp, Inc.	89,700	1,397
Global Payments, Inc.	79,377	3,358
Government Properties Income Trust (Æ)(ö)	61,525	1,208
Hanover Insurance Group, Inc. (The)	14,900	586
Hatteras Financial Corp. (ö)(Ñ)	24,100	683
Hercules Technology Growth Capital, Inc.	11,800	116
Hersha Hospitality Trust (ö)	20,200	55
Horace Mann Educators Corp.	183,600	2,084
Hospitality Properties Trust (ö)	108,300	1,710
HRPT Properties Trust (ö)	260,313	1,255
Iberiabank Corp.	39,000	1,827
Independent Bank Corp.	54,300	1,158
Inland Real Estate Corp. (ö)(Ñ)	31,100	230
Intersections, Inc. (Æ)	181,009	869
Invesco, Ltd.	176,943	3,495
Investment Technology Group, Inc. (Æ)	7,700	172
iStar Financial, Inc. (Æ)(ö)(Ñ)	126,912	308
Jefferies Group, Inc. (Æ)	89,400	2,044
Kite Realty Group Trust (ö)	31,102	100
Knight Capital Group, Inc. Class A (Æ)	252,833	4,695
Kohlberg Capital Corp.	141,681	843
LaSalle Hotel Properties (ö)	33,900	505
Lazard, Ltd. Class A	64,955	2,403
Lexington Realty Trust (ö)(Ñ)	121,334	519
Mack-Cali Realty Corp. (ö)	41,600	1,161
Maguire Properties, Inc. (Æ)(ö)(Ñ)	45,800	32
MarketAxess Holdings, Inc. (Æ)	220,721	2,309
Marshall & Ilsley Corp.	86,000	519
Meadowbrook Insurance Group, Inc.	44,000	348
Medical Properties Trust, Inc. (ö)	73,400	514

28	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MFA Financial, Inc. (ö)	148,900	1,102
Montpelier Re Holdings, Ltd.	22,200	348
Moody’s Corp. (Ñ)	72,802	1,728
MSCI, Inc. Class A (Æ)	87,611	2,449
National Financial Partners Corp. (Ñ)	46,400	348
National Penn Bancshares, Inc.	54,700	272
Nelnet, Inc. Class A (Æ)	64,400	920
NewAlliance Bancshares, Inc.	140,400	1,720
NorthStar Realty Finance Corp. (ö)(Ñ)	191,792	687
Old National Bancorp	246,500	2,785
Old Republic International Corp. (Ñ)	139,600	1,443
OneBeacon Insurance Group, Ltd. Class A	18,444	208
Oriental Financial Group, Inc.	134,150	1,893
Pacific Capital Bancorp NA (Ñ)	31,127	66
PacWest Bancorp (Ñ)	26,500	426
Parkway Properties, Inc. (ö)	29,700	421
PartnerRe, Ltd. - ADR	12,800	878
PennantPark Investment Corp.	502,435	4,160
Pinnacle Financial Partners, Inc. (Æ)	89,806	1,401
Piper Jaffray Cos. (Æ)(Ñ)	66,498	3,050
Platinum Underwriters Holdings, Ltd.	54,600	1,843
Popular, Inc. (Ñ)	288,300	366
Prosperity Bancshares, Inc.	41,527	1,392
Provident Financial Services, Inc.	182,300	2,158
PS Business Parks, Inc. (ö)	26,515	1,371
Radian Group, Inc. (Ñ)	86,700	289
RAIT Financial Trust (ö)	23,900	29
Raymond James Financial, Inc. (Ñ)	161,055	3,305
Renasant Corp. (Ñ)	13,100	195
S1 Corp. (Æ)	120,141	852
Sandy Spring Bancorp, Inc. (Ñ)	13,200	214
Santander BanCorp (Æ)	10,100	61
SeaBright Insurance Holdings, Inc. (Æ)	9,900	96
Selective Insurance Group	70,577	1,054
Senior Housing Properties Trust (ö)	63,599	1,187
Signature Bank NY (Æ)	62,500	1,842
South Financial Group, Inc. (The)	86,700	140
Southside Bancshares, Inc.	4,975	113
Sovran Self Storage, Inc. (ö)	47,841	1,288
StanCorp Financial Group, Inc.	38,300	1,318
StellarOne Corp. (Ñ)	120,441	1,775
Sterling Bancorp Class N (Ñ)	16,600	134
Sterling Bancshares, Inc.	158,400	1,278
Sun Bancorp, Inc. (Æ)(Ñ)	15,765	70
Sunstone Hotel Investors, Inc. (ö)	60,013	334
SVB Financial Group (Æ)(Ñ)	49,000	1,727
Synovus Financial Corp. (Ñ)	324,200	1,138
Texas Capital Bancshares, Inc. (Æ)	182,629	3,033
Tompkins Financial Corp. (Ñ)	1,500	67
Transatlantic Holdings, Inc.	12,900	610
U-Store-It Trust (ö)	38,400	186
United America Indemnity, Ltd. Class A (Æ)	31,561	171
United Fire & Casualty Co.	99,150	1,667
United Western Bancorp, Inc.	48,560	387
Urstadt Biddle Properties, Inc. Class A (ö)	8,300	128
Valley National Bancorp	122,200	1,554

	Principal Amount ($) or Shares	Market Value $
ViewPoint Financial Group	41,427	544
Waddell & Reed Financial, Inc. Class A	4,723	134
Washington Federal, Inc.	181,100	2,523
WesBanco, Inc. (Ñ)	19,600	327
Wesco Financial Corp.	5,725	1,746
Whitney Holding Corp. (Ñ)	175,781	1,540
WSFS Financial Corp.	7,000	188
Zenith National Insurance Corp.	105,900	2,528

		195,253

Health Care - 9.7%
Alexion Pharmaceuticals, Inc. (Æ)	93,926	4,137
Amedisys, Inc. (Æ)	3,100	139
Analogic Corp.	45,496	1,725
Angiodynamics, Inc. (Æ)	3,500	44
athenahealth, Inc. (Æ)(Ñ)	198,015	7,315
Centene Corp. (Æ)	130,300	2,516
Cigna Corp.	56,175	1,595
Coventry Health Care, Inc. (Æ)	14,600	336
Cross Country Healthcare, Inc. (Æ)	14,400	120
Cutera, Inc. (Æ)	3,900	33
Cynosure, Inc. Class A (Æ)	247,260	2,389
DaVita, Inc. (Æ)	32,199	1,600
Dendreon Corp. (Æ)	39,955	967
Dentsply International, Inc. (Ñ)	77,226	2,575
Edwards Lifesciences Corp. (Æ)(Ñ)	31,313	2,048
Endo Pharmaceuticals Holdings, Inc. (Æ)(Ñ)	136,200	2,862
eResearchTechnology, Inc. (Æ)	69,612	379
Gen-Probe, Inc. (Æ)(Ñ)	38,932	1,445
Genoptix, Inc. (Æ)(Ñ)	47,247	1,479
Gentiva Health Services, Inc. (Æ)	143,390	3,051
Harvard Bioscience, Inc. (Æ)(Ñ)	445,572	1,854
Health Net, Inc. (Æ)	68,500	927
Healthspring, Inc. (Æ)	177,300	2,239
Henry Schein, Inc. (Æ)	37,516	1,928
HMS Holdings Corp. (Æ)	100,582	3,862
Humana, Inc. (Æ)	22,900	752
Icon PLC - ADR (Æ)	83,110	1,953
Idexx Laboratories, Inc. (Æ)(Ñ)	66,112	3,294
Illumina, Inc. (Æ)(Ñ)	206,538	7,464
Invacare Corp. (Ñ)	23,100	471
Kendle International, Inc. (Æ)	14,700	172
Kindred Healthcare, Inc. (Æ)	137,250	1,927
Kinetic Concepts, Inc. (Æ)(Ñ)	39,800	1,258
King Pharmaceuticals, Inc. (Æ)	457,007	4,145
Life Technologies Corp. (Æ)	61,102	2,782
Magellan Health Services, Inc. (Æ)	38,300	1,239
MDS, Inc. (Æ)	279,725	1,768
Medcath Corp. (Æ)	4,400	53
Medicines Co. (The) (Æ)	50,300	408
Mednax, Inc. (Æ)(Ñ)	60,765	2,816
Molina Healthcare, Inc. (Æ)(Ñ)	40,300	909
Myriad Genetics, Inc. (Æ)	67,153	1,841
Nighthawk Radiology Holdings, Inc. (Æ)	18,100	87
NuVasive, Inc. (Æ)(Ñ)	93,264	3,860
Odyssey HealthCare, Inc. (Æ)	76,200	888

Russell U.S. Small & Mid Cap Fund	29

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Omnicare, Inc.	136,050	3,248
Owens & Minor, Inc. (Ñ)	4,900	217
Palomar Medical Technologies, Inc. (Æ)	5,400	81
Par Pharmaceutical Cos., Inc. (Æ)	134,148	2,175
Parexel International Corp. (Æ)	178,035	2,754
Patterson Cos., Inc. (Æ)(Ñ)	142,953	3,625
PerkinElmer, Inc.	170,197	3,001
PharMerica Corp. (Æ)(Ñ)	33,100	694
Prestige Brands Holdings, Inc. (Æ)	22,700	148
Quality Systems, Inc. (Ñ)	29,494	1,619
Res-Care, Inc. (Æ)	10,000	156
ResMed, Inc. (Æ)	106,094	4,350
STERIS Corp. (Ñ)	155,712	4,372
Sun Healthcare Group, Inc. Class W (Æ)	53,100	517
SXC Health Solutions Corp. (Æ)	99,340	2,936
Thoratec Corp. (Æ)	44,169	1,110
Universal American Corp. (Æ)	45,900	418
Universal Health Services, Inc. Class B	87,351	4,858
Valeant Pharmaceuticals International (Æ)(Ñ)	75,800	1,956
Varian Medical Systems, Inc. (Æ)	35,700	1,259
VCA Antech, Inc. (Æ)(Ñ)	91,265	2,335
Vital Images, Inc. (Æ)	9,500	127
Watson Pharmaceuticals, Inc. Class B (Æ)	77,600	2,695

		130,303

Materials and Processing - 7.8%
Aceto Corp.	8,400	59
AEP Industries, Inc. (Æ)	2,700	86
Agrium, Inc.	29,800	1,377
Airgas, Inc.	93,219	4,156
AK Steel Holding Corp.	107,500	2,115
Albemarle Corp.	79,230	2,354
Allegheny Technologies, Inc. (Ñ)	32,757	887
Apogee Enterprises, Inc. (Ñ)	44,500	649
Ashland, Inc.	39,100	1,296
Beacon Roofing Supply, Inc. (Æ)	16,447	276
Buckeye Technologies, Inc. (Æ)	84,800	539
Bway Holding Co. (Æ)	59,692	952
Carpenter Technology Corp.	67,714	1,266
Chicago Bridge & Iron Co. NV	81,250	1,133
Clearwater Paper Corp. (Æ)	19,000	761
Comfort Systems USA, Inc.	80,200	945
Commercial Metals Co.	308,080	5,096
Crown Holdings, Inc. (Æ)	19,500	490
Cytec Industries, Inc.	100	3
Domtar Corp. (Æ)(Ñ)	26,816	508
Ecolab, Inc.	81,904	3,400
EMCOR Group, Inc. (Æ)	53,900	1,300
Encore Wire Corp. (Ñ)	29,600	642
EnerSys (Æ)	164,183	3,249
Ennis, Inc.	97,500	1,436
General Cable Corp. (Æ)(Ñ)	15,790	612
Gerdau Ameristeel Corp. (Ñ)	254,500	1,771
Gibraltar Industries, Inc. (Ñ)	36,200	281
Glatfelter	29,200	302
Greif, Inc. Class A	30,000	1,540

	Principal Amount ($) or Shares	Market Value $
Griffon Corp. (Æ)(Ñ)	27,100	261
HB Fuller Co.	3,400	69
IAMGOLD Corp.	127,024	1,341
Innophos Holdings, Inc.	16,600	312
Insteel Industries, Inc.	118,323	1,206
Intrepid Potash, Inc. (Æ)(Ñ)	110,820	2,799
Jacobs Engineering Group, Inc. (Æ)	107,669	4,412
Kaiser Aluminum Corp.	17,700	585
Kaydon Corp.	23,900	781
KBR, Inc.	175,056	3,709
LB Foster Co. Class A (Æ)	5,700	171
Lubrizol Corp.	51,808	3,001
Mueller Water Products, Inc. Class A	339,900	1,312
Nalco Holding Co.	105,615	1,868
Olin Corp. (Ñ)	180,300	2,486
OM Group, Inc. (Æ)(Ñ)	100,671	3,389
Owens-Illinois, Inc. (Æ)	79,000	2,681
Pactiv Corp. (Æ)	112,200	2,825
Pan American Silver Corp. (Æ)	28,992	571
PolyOne Corp. (Æ)	40,400	173
Quaker Chemical Corp.	7,500	135
Quanex Building Products Corp.	122,600	1,458
Rock-Tenn Co. Class A	62,800	2,824
RPM International, Inc.	170,800	2,726
Schnitzer Steel Industries, Inc. Class A	42,240	2,271
Schulman A, Inc.	23,900	509
Schweitzer-Mauduit International, Inc.	24,700	808
Shaw Group, Inc. (The) (Æ)	43,500	1,281
Silgan Holdings, Inc.	10,100	508
Sims Metal Management, Ltd. - ADR	119,285	2,784
Sonoco Products Co.	53,600	1,419
Spartech Corp.	14,500	181
Steel Dynamics, Inc.	435,332	7,122
Stepan Co.	600	27
Stillwater Mining Co. (Æ)	23,000	154
Symyx Technologies (Æ)	10,100	70
Thompson Creek Metals Co., Inc. (Æ)(Ñ)	132,679	1,931
Timken Co.	74,700	1,522
Titanium Metals Corp. (Ñ)	211,243	1,768
Universal Forest Products, Inc. (Ñ)	13,400	598
Worthington Industries, Inc.	75,200	994

		104,523

Producer Durables - 13.2%
AAR Corp. (Æ)	92,100	1,762
AGCO Corp. (Æ)	46,900	1,475
Alaska Air Group, Inc. (Æ)	16,100	371
Alexander & Baldwin, Inc. (Ñ)	154,574	4,517
Altra Holdings, Inc. (Æ)	171,725	1,509
AM Castle & Co.	11,000	116
American Commercial Lines, Inc. (Æ)(Ñ)	8,124	127
American Railcar Industries, Inc. (Ñ)	7,100	59
Ametek, Inc.	34,000	1,100
AO Smith Corp.	34,700	1,355
Arkansas Best Corp. (Ñ)	118,437	3,373
Astec Industries, Inc. (Æ)(Ñ)	53,528	1,448
Atlas Air Worldwide Holdings, Inc. (Æ)	10,400	260

30	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Baldor Electric Co.	125,900	3,243
Barnes Group, Inc.	52,900	744
BE Aerospace, Inc. (Æ)	154,434	2,496
Bristow Group, Inc. (Æ)(Ñ)	98,654	3,265
Bucyrus International, Inc. Class A	137,160	4,043
Celadon Group, Inc. (Æ)	10,960	101
Columbus McKinnon Corp. (Æ)	12,100	175
CommScope, Inc. (Æ)(Ñ)	100,057	2,561
Copart, Inc. (Æ)	123,222	4,351
Corporate Executive Board Co. (The)	104,600	1,964
Crane Co.	8,800	187
CTS Corp.	49,000	413
Cubic Corp.	45,600	1,786
Curtiss-Wright Corp.	83,500	2,758
Deluxe Corp.	127,800	2,000
Dover Corp.	41,000	1,394
DR Horton, Inc. (Ñ)	126,600	1,467
DryShips, Inc.	87,200	574
Ducommun, Inc.	76,652	1,325
DXP Enterprises, Inc. (Æ)(Ñ)	10,500	106
Electro Scientific Industries, Inc. (Æ)(Ñ)	355,464	4,657
Empresa Brasileira de Aeronautica SA - ADR (Æ)	75,531	1,472
EnPro Industries, Inc. (Æ)(Ñ)	5,200	93
Esterline Technologies Corp. (Æ)	52,254	1,486
Flowserve Corp.	24,000	1,939
Forward Air Corp.	119,151	2,756
Foster Wheeler AG (Æ)	208,566	4,818
Franklin Electric Co., Inc.	60,700	1,967
FreightCar America, Inc. (Ñ)	10,121	202
Gardner Denver, Inc. (Æ)	49,800	1,454
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	63,886	1,743
Geo Group, Inc. (The) (Æ)	115,601	2,079
Global Sources, Ltd. (Æ)	8,100	52
Goodrich Corp.	32,777	1,683
Granite Construction, Inc. (Ñ)	69,696	2,361
Gulfmark Offshore, Inc. (Æ)	4,500	144
H&E Equipment Services, Inc. (Æ)(Ñ)	20,700	220
Hewitt Associates, Inc. Class A (Æ)(Ñ)	94,200	2,819
IDEX Corp.	68,500	1,869
JB Hunt Transport Services, Inc.	45,872	1,282
Joy Global, Inc.	117,969	4,386
K-Sea Transportation Partners, LP (Ñ)	71,000	1,671
Kaman Corp. Class A	125,104	2,400
Kelly Services, Inc. Class A	6,600	78
Kennametal, Inc.	163,904	3,494
Kforce, Inc. (Æ)	20,167	196
Kimball International, Inc. Class B	151,640	1,031
Kirby Corp. (Æ)(Ñ)	55,125	2,040
Knight Transportation, Inc. (Ñ)	332,191	6,026
Ladish Co., Inc. (Æ)	10,500	116
Landstar System, Inc.	51,272	1,881
Layne Christensen Co. (Æ)	86,650	2,056
Lexmark International, Inc. Class A (Æ)(Ñ)	81,400	1,179
Manitowoc Co., Inc. (The) (Ñ)	4,100	25
MAXIMUS, Inc.	5,600	239
McDermott International, Inc. (Æ)	269,406	5,264

	Principal Amount ($) or Shares	Market Value $
MTS Systems Corp.	17,600	413
NACCO Industries, Inc. Class A	32,136	1,353
Navios Maritime Holdings, Inc.	404,668	1,926
Navistar International Corp. (Æ)	33,703	1,333
Old Dominion Freight Line, Inc. (Æ)	69,457	2,475
Pacer International, Inc.	5,400	13
PHI, Inc. (Æ)	141,643	3,094
Pitney Bowes, Inc.	65,703	1,357
Powell Industries, Inc. (Æ)	29,995	1,069
Quanta Services, Inc. (Æ)(Ñ)	54,080	1,261
Republic Airways Holdings, Inc. (Æ)	12,805	66
Republic Services, Inc. Class A	101,691	2,705
Robbins & Myers, Inc.	143,109	2,995
RR Donnelley & Sons Co.	45,700	635
Ryder System, Inc.	136,475	4,794
Safe Bulkers, Inc.	134,420	1,108
Saia, Inc. (Æ)	14,399	260
Sauer-Danfoss, Inc. (Ñ)	26,500	139
Skywest, Inc.	48,600	616
Southwest Airlines Co.	164,931	1,295
Spherion Corp. (Æ)	25,500	140
Spirit Aerosystems Holdings, Inc. Class A (Æ)(Ñ)	105,200	1,369
Standard Register Co. (The) (Ñ)	20,200	72
StealthGas, Inc.	193,809	1,050
Steelcase, Inc. Class A (Ñ)	59,100	433
Stericycle, Inc. (Æ)(Ñ)	47,041	2,409
Teekay Corp.	110,300	1,963
Teleflex, Inc.	56,400	2,705
Tidewater, Inc. (Ñ)	36,400	1,638
Trinity Industries, Inc. (Ñ)	88,200	1,231
Triumph Group, Inc. (Ñ)	13,365	534
TrueBlue, Inc. (Æ)	31,600	401
Tutor Perini Corp. (Æ)(Ñ)	118,100	2,179
URS Corp. (Æ)	193,075	9,770
Wabash National Corp. (Ñ)	12,100	10
Wabtec Corp. (Ñ)	30,019	1,010
Werner Enterprises, Inc.	29,600	535
Woodward Governor Co.	51,797	1,017

		176,976

Technology - 18.2%
3Com Corp. (Æ)	825,400	3,112
Acxiom Corp.	61,714	596
Adaptec, Inc. (Æ)	600,142	1,596
Advanced Analogic Technologies, Inc. (Æ)	210,500	1,015
Affiliated Computer Services, Inc. Class A (Æ)	113,376	5,375
Akamai Technologies, Inc. (Æ)	41,131	676
Amdocs, Ltd. (Æ)	71,007	1,698
Amkor Technology, Inc. (Æ)(Ñ)	142,600	893
Amphenol Corp. Class A	174,173	5,809
Anaren, Inc. (Æ)	4,200	76
Ansys, Inc. (Æ)(Ñ)	255,808	7,997
Ariba, Inc. (Æ)	262,817	2,762
Arris Group, Inc. (Æ)	44,900	547
Arrow Electronics, Inc. (Æ)	72,200	1,861

Russell U.S. Small & Mid Cap Fund	31

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Art Technology Group, Inc. (Æ)	354,395	1,343
Atheros Communications, Inc. (Æ)	52,000	1,300
Avid Technology, Inc. (Æ)	22,800	279
Avnet, Inc. (Æ)(Ñ)	139,700	3,409
AVX Corp.	215,500	2,368
Benchmark Electronics, Inc. (Æ)	115,325	1,822
Black Box Corp.	13,400	368
Broadcom Corp. Class A (Æ)	96,422	2,722
Brocade Communications Systems, Inc. (Æ)(Ñ)	236,310	1,857
Brooks Automation, Inc. (Æ)	22,300	132
Celestica, Inc. (Æ)	202,251	1,612
Check Point Software Technologies (Æ)	83,500	2,229
Ciber, Inc. (Æ)	283,492	938
ClearOne Communications, Inc. (Æ)	333	1
Cognex Corp.	217,000	3,581
Cogo Group, Inc. (Æ)	95,855	627
Cohu, Inc.	173,469	2,104
Compuware Corp. (Æ)	227,800	1,670
COMSYS IT Partners, Inc. (Æ)	1,100	8
Concur Technologies, Inc. (Æ)(Ñ)	210,641	7,265
Cray, Inc. (Æ)	9,250	75
DealerTrack Holdings, Inc. (Æ)	67,594	1,340
Digital River, Inc. (Æ)(Ñ)	97,265	3,438
DSP Group, Inc. (Æ)	3,100	27
Earthlink, Inc.	351,100	2,967
Electronic Arts, Inc. Series C (Æ)	147,440	3,166
Equinix, Inc. (Æ)(Ñ)	144,943	11,846
Exar Corp. (Æ)	12,000	84
F5 Networks, Inc. (Æ)	80,049	2,971
Fairchild Semiconductor International, Inc. Class A (Æ)	19,300	170
Flextronics International, Ltd. (Æ)	1,096,164	5,832
Gerber Scientific, Inc. (Æ)	8,162	26
Harris Stratex Networks, Inc. Class A (Æ)	36,700	255
Hittite Microwave Corp. (Æ)	161,253	5,663
Imation Corp.	24,400	222
Informatica Corp. (Æ)	75,710	1,392
Infospace, Inc. (Æ)	20,700	152
Ingram Micro, Inc. Class A (Æ)	82,300	1,384
Insituform Technologies, Inc. Class A (Æ)	125,532	2,310
Integrated Device Technology, Inc. (Æ)	109,735	743
Internap Network Services Corp. (Æ)(Ñ)	17,300	53
International Rectifier Corp. (Æ)	217,123	3,596
Intersil Corp. Class A	271,493	3,901
Jabil Circuit, Inc.	360,400	3,301
Lam Research Corp. (Æ)	96,616	2,904
LTX-Credence Corp. (Æ)	29,346	26
Marvell Technology Group, Ltd. (Æ)	146,500	1,954
Methode Electronics, Inc.	29,600	224
Micrel, Inc.	322,240	2,520
Microchip Technology, Inc. (Ñ)	120,936	3,257
Micros Systems, Inc. (Æ)	152,034	4,164
Monolithic Power Systems, Inc. (Æ)	143,960	3,194
National Instruments Corp.	76,600	1,932
Ness Technologies, Inc. (Æ)	18,300	97
Netgear, Inc. (Æ)	19,800	337

	Principal Amount ($) or Shares	Market Value $
Netlogic Microsystems, Inc. (Æ)	51,692	2,054
Netscout Systems, Inc. (Æ)	74,964	746
Newport Corp. (Æ)	15,000	111
NICE Systems, Ltd. - ADR (Æ)	173,750	4,757
Novell, Inc. (Æ)	188,600	864
Novellus Systems, Inc. (Æ)	94,300	1,845
Nvidia Corp. (Æ)	247,870	3,205
Omnivision Technologies, Inc. (Æ)(Ñ)	36,597	484
Openwave Systems, Inc. (Æ)	23,200	61
Oplink Communications, Inc. (Æ)	94,600	1,203
OSI Systems, Inc. (Æ)	145,507	2,882
Palm, Inc. (Æ)(Ñ)	66,005	1,038
Pegasystems, Inc.	101,094	2,861
Perceptron, Inc. (Æ)	425,425	1,744
Perot Systems Corp. Class A (Æ)	23,400	374
Photronics, Inc. (Æ)	221,600	1,132
Plexus Corp. (Æ)	21,300	547
Powerwave Technologies, Inc. (Æ)	129,490	163
Red Hat, Inc. (Æ)	44,900	1,025
Rovi Corp. (Æ)(Ñ)	172,650	4,517
SAIC, Inc. (Æ)	115,661	2,092
Salesforce.com, Inc. (Æ)(Ñ)	126,120	5,466
Sanmina-SCI Corp. (Æ)	783,339	478
SBA Communications Corp. Class A (Æ)	90,478	2,361
Seagate Technology	225,043	2,710
Sigma Designs, Inc. (Æ)(Ñ)	9,400	152
Silicon Image, Inc. (Æ)	53,100	130
Silicon Laboratories, Inc. (Æ)(Ñ)	79,167	3,391
Siliconware Precision Industries Co. - ADR (Ñ)	260,016	1,763
Skyworks Solutions, Inc. (Æ)	283,280	3,422
Solera Holdings, Inc. (Æ)	76,460	2,059
SonicWALL, Inc. (Æ)	114,200	867
Sonus Networks, Inc. (Æ)	155,100	295
Starent Networks Corp. (Æ)(Ñ)	86,200	2,067
STEC, Inc. (Æ)(Ñ)	45,907	1,565
Sybase, Inc. (Æ)(Ñ)	71,600	2,563
Symmetricom, Inc. (Æ)	9,200	60
Syniverse Holdings, Inc. (Æ)	94,540	1,657
SYNNEX Corp. (Æ)(Ñ)	74,700	2,123
Synopsys, Inc. (Æ)	53,300	1,065
Technitrol, Inc.	16,902	123
Tellabs, Inc. (Æ)	325,516	1,888
TIBCO Software, Inc. (Æ)	263,200	2,298
Tier Technologies, Inc. Class B (Æ)	517,755	3,831
Trident Microsystems, Inc. (Æ)	15,900	27
Trimble Navigation, Ltd. (Æ)(Ñ)	56,137	1,331
TTM Technologies, Inc. (Æ)(Ñ)	36,300	358
United Online, Inc.	203,000	1,864
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	102,651	3,289
Verint Systems, Inc. (Æ)	66,459	795
Vishay Intertechnology, Inc. (Æ)	665,634	4,733
Vocus, Inc. (Æ)	35,857	603
Volterra Semiconductor Corp. (Æ)	42,800	710
Web.com Group, Inc. (Æ)	11,100	68
Western Digital Corp. (Æ)	60,900	1,842

32	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

White Electronic Designs Corp. (Æ)	875,017	3,999
Zoran Corp. (Æ)	247,131	2,847

		243,676

Utilities - 3.7%
AGL Resources, Inc.	38,200	1,284
Atmos Energy Corp.	149,100	4,050
Avista Corp.	117,489	2,176
Black Hills Corp. (Ñ)	81,200	2,112
California Water Service Group	25,700	973
CenturyTel, Inc.	43,700	1,372
Chesapeake Utilities Corp.	2,200	73
El Paso Electric Co. (Æ)	25,800	390
Hawaiian Electric Industries, Inc. (Ñ)	47,000	840
Idacorp, Inc.	76,164	2,111
Integrys Energy Group, Inc. (Ñ)	9,300	314
j2 Global Communications, Inc. (Æ)	83,911	2,013
Laclede Group, Inc. (The)	62,269	2,090
Millicom International Cellular SA (Æ)(Ñ)	37,479	2,779
Mirant Corp. (Æ)(Ñ)	98,500	1,779
Neutral Tandem, Inc. (Æ)	136,844	4,242
New Jersey Resources Corp.	81,799	3,157
Nicor, Inc. (Ñ)	28,700	1,046
NorthWestern Corp.	35,200	852
Pepco Holdings, Inc.	120,400	1,731
Pinnacle West Capital Corp.	26,300	841
Portland General Electric Co.	45,000	856
RRI Energy, Inc. (Æ)	26,900	144
Southwest Gas Corp. (Ñ)	135,390	3,279
Southwest Water Co.	10,800	53
UGI Corp.	214,300	5,666
UIL Holdings Corp.	17,200	420
Unitil Corp.	7,000	145
US Cellular Corp. (Æ)	44,187	1,583
USA Mobility, Inc.	22,904	309
Westar Energy, Inc. (Ñ)	11,500	226
WGL Holdings, Inc. (Ñ)	10,300	341

		49,247

Total Common Stocks (cost $1,156,726)		1,244,910

Short-Term Investments - 6.5%
Russell Investment Company Russell Money Market Fund	69,939,001	69,939
State Street Euro Commercial Paper (ç)(ž) 0.010% due 08/03/09	17,700	17,700

Total Short-Term Investments (cost $87,639)		87,639

	Principal Amount ($) or Shares	Market Value $
Other Securities - 23.2%
Russell Investment Company Russell Money Market Fund (×)	163,599,782	163,600
State Street Securities Lending Quality Trust (×)	150,695,462	148,288

Total Other Securities (cost $314,295)		311,888

Total Investments - 122.5% (identified cost $1,558,660)		1,644,437

Other Assets and Liabilities, Net - (22.5%)		(302,146)

Net Assets - 100.0%		1,342,291

See accompanying notes which are an integral part of the quarterly report.

Russell U.S. Small & Mid Cap Fund	33

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	1,680	USD	93,391	09/09	5,566

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					5,566

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$221,676,562	$—	$—	$221,676,562	16.5
Consumer Staples	33,862,401	—	—	33,862,401	2.5
Energy	89,393,027	—	—	89,393,027	6.7
Financial Services	195,252,941	—	—	195,252,941	14.5
Health Care	130,303,485	—	—	130,303,485	9.7
Materials and Processing	104,522,909	—	—	104,522,909	7.8
Producer Durables	176,976,237	—	—	176,976,237	13.2
Technology	243,675,734	—	—	243,675,734	18.2
Utilities	49,247,173	—	—	49,247,173	3.7
Short-Term Investments	69,939,001	17,700,000	—	87,639,001	6.5
Other Securities	163,599,782	148,287,648	—	311,887,430	23.2

Total Investments	1,478,449,252	165,987,648	—	1,644,436,900	122.5

Other Assets and Liabilities, Net					(22.5)

					100.0

Futures Contracts	5,566,381	—	—	5,566,381	0.4

Total Other Financial Instruments**	5,566,381	—	—	5,566,381

Total	$1,484,015,633	$165,987,648	$—	$1,650,003,281

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

34	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 86.7%
Australia - 4.2%
ABC Learning Centres, Ltd. (Æ)	43,374	20
Amcor, Ltd.	2,194,512	9,085
AMP, Ltd.	856,881	4,028
Ansell, Ltd. - GDR (Ñ)	92,311	713
ASX, Ltd.	6,278	197
Australia & New Zealand Banking Group, Ltd.	509,029	7,889
AWB, Ltd.	267,714	296
AXA Asia Pacific Holdings, Ltd.	48,508	172
BHP Billiton, Ltd.	470,626	14,898
BHP Billiton, Ltd. - ADR (Ñ)	54,700	3,444
CFS Retail Property Trust (ö)(Ñ)	151,777	218
Challenger Financial Services Group, Ltd.	208,668	469
Commonwealth Bank of Australia (Ñ)	213,732	7,651
Computershare, Ltd.	34,868	287
Consolidated Media Holdings, Ltd.	193,042	442
CSL, Ltd.	389,818	9,960
David Jones, Ltd.	173,762	747
Dexus Property Group (ö)	287,336	175
Downer EDI, Ltd.	183,236	995
Felix Resources, Ltd.	8,383	125
Foster’s Group, Ltd.	3,464,020	15,616
GPT Group (ö)	559,805	248
Incitec Pivot, Ltd.	722,786	1,668
Insurance Australia Group, Ltd.	366,136	1,124
Lend Lease Corp., Ltd.	309,125	2,004
Lion Nathan, Ltd.	21,408	210
Macquarie Airports	438,419	913
Macquarie Group, Ltd.	138,690	5,106
Macquarie Infrastructure Group	1,029,090	1,248
Mirvac Group (ö)	105,849	113
National Australia Bank, Ltd. (Ñ)	1,082,878	22,035
Newcrest Mining, Ltd.	245,590	6,162
Origin Energy, Ltd.	52,875	641
QBE Insurance Group, Ltd.	102,814	1,677
Rio Tinto, Ltd. (Ñ)	134,155	6,777
Santos, Ltd.	90,103	1,094
Sigma Pharmaceuticals, Ltd.	273,518	296
Stockland (ö)	131,756	347
TABCORP Holdings, Ltd.	211,069	1,278
Telstra Corp., Ltd.	6,826,713	20,155
Transpacific Industries Group, Ltd. (Ñ)	29,207	30
Wesfarmers, Ltd.	571,919	12,364
Westfield Group (ö)	110,604	1,048
Westpac Banking Corp. (Ñ)	136,369	2,474
Woolworths, Ltd.	101,095	2,304
WorleyParsons, Ltd.	106,202	2,292

		171,035

Austria - 0.1%
Erste Group Bank AG (Ñ)	80,681	2,816

Belgium - 0.8%
Anheuser-Busch InBev NV (Ñ)	565,792	22,511
Delhaize Group (Ñ)	87,539	6,260

	Principal Amount ($) or Shares	Market Value $
Euronav NV	12,214	242
Fortis	718,051	2,794
Fortis (Æ)	255,564	—
Tessenderlo Chemie NV	11,868	417

		32,224

Bermuda - 1.0%
Cheung Kong Infrastructure Holdings, Ltd.	36,000	131
Chinese Estates Holdings, Ltd.	110,500	194
Esprit Holdings, Ltd.	1,136,876	8,215
Invesco, Ltd.	391,900	7,740
Jardine Matheson Holdings, Ltd.	244,200	7,033
Li & Fung, Ltd.	2,519,000	7,427
Noble Group, Ltd.	3,489,000	5,067
Orient Overseas International, Ltd.	64,000	358
Seadrill, Ltd. (Ñ)	189,800	3,047
Shangri-La Asia, Ltd.	916,000	1,461
Texwinca Holdings, Ltd.	1,357	1
Yue Yuen Industrial Holdings, Ltd.	555,500	1,509

		42,183

Brazil - 1.8%
Banco do Brasil SA	43,800	555
BM&F Bovespa SA	1,648,000	10,653
Companhia Brasileira de Meios de Pagamento (Æ)	130,800	1,255
Gafisa SA	483,797	6,171
Itau Unibanco Holding SA - ADR	722,238	12,921
Petroleo Brasileiro SA - ADR	619,117	25,532
Redecard SA	135,400	2,014
Vale SA Class B (Ñ)	768,100	15,155
Weg SA	133,100	1,077

		75,333

Canada - 2.4%
Agnico-Eagle Mines, Ltd.	16,781	983
Agrium, Inc.	48,200	2,226
Barrick Gold Corp.	33,500	1,169
BCE, Inc.	74,300	1,706
Brookfield Asset Management, Inc. (Ñ)	143,800	3,026
Cameco Corp.	63,900	1,767
Canadian Imperial Bank of Commerce (Þ)	58,800	3,619
Canadian National Railway Co.	315,450	15,388
Canadian National Railway Co. (Æ)	39,600	1,926
Canadian Natural Resources, Ltd.	97,500	5,861
EnCana Corp.	146,654	7,866
Fairfax Financial Holdings, Ltd. (Ñ)	9,300	2,832
First Quantum Minerals, Ltd. (Ñ)	44,600	2,971
Goldcorp, Inc.	54,101	2,039
Husky Energy, Inc. (Ñ)	93,400	2,748
Inmet Mining Corp.	116,580	4,887
Kinross Gold Corp.	32,400	639
Magna International, Inc.	47,900	2,423
National Bank of Canada (Ñ)	30,300	1,634
Nexen, Inc.	251,636	5,216
Petro-Canada	196,327	8,108

Russell International Developed Markets Fund	35

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Potash Corp. of Saskatchewan, Inc. (Ñ)	48,530	4,514
Research In Motion, Ltd. (Æ)	41,040	3,119
Shoppers Drug Mart Corp.	94,900	3,965
Sun Life Financial, Inc.	28,900	988
Suncor Energy, Inc. (Ñ)	80,771	2,612
TELUS Corp. Class A	76,500	2,113
Yamana Gold, Inc.	441,410	4,189

		100,534

Cayman Islands - 0.4%
ASM Pacific Technology, Ltd.	119,000	808
Baidu, Inc. - ADR (Æ)	4,200	1,462
Belle International Holdings, Ltd.	3,025,000	3,064
China High Speed Transmission Equipment Group Co., Ltd. (Ñ)	625,000	1,566
Ctrip.com International, Ltd. - ADR (Æ)	17,600	902
Netease.com - ADR (Æ)(Ñ)	34,300	1,511
Perfect World Co., Ltd. - ADR (Æ)	42,000	1,503
Subsea 7, Inc. (Æ)(Ñ)	221,800	2,570
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	75,000	1,379

		14,765

China - 1.2%
Anhui Conch Cement Co., Ltd. Class H	414,000	2,997
Changyou.com, Ltd. - ADR (Æ)(Ñ)	60,500	2,223
China Construction Bank Corp. Class H (Ñ)	4,617,000	3,723
China Life Insurance Co., Ltd. Class H	1,554,000	6,888
China Oilfield Services, Ltd. Class H	1,896,000	2,067
China Railway Construction Corp., Ltd.	2,119,000	3,380
China South Locomotive and Rolling Stock Corp.	3,405,000	2,109
China Zhongwang Holdings, Ltd. (Æ)(Ñ)	2,884,400	3,863
Dongfeng Motor Group Co., Ltd. Class H (Ñ)	3,104,000	3,308
Guangzhou R&F Properties Co., Ltd. (Ñ)	1,410,000	3,108
Industrial & Commercial Bank of China	15,321,000	11,031
Li Ning Co., Ltd.	809,500	2,679
Yanzhou Coal Mining Co., Ltd. Class H	2,006,000	3,116

		50,492

Czech Republic - 0.1%
CEZ AS	39,200	2,112
Komercni Banka AS	20,056	3,463

		5,575

Denmark - 0.8%
H Lundbeck A/S	32,118	622
Novo Nordisk A/S Series B	174,595	10,276
Vestas Wind Systems A/S (Æ)(Ñ)	338,818	23,865

		34,763

Finland - 0.5%
Fortum OYJ (Ñ)	75,505	1,749
Konecranes OYJ (Ñ)	15,234	416
Metso OYJ (Æ)	45,554	960
Nokia OYJ	921,695	12,270

	Principal Amount ($) or Shares	Market Value $
Sampo OYJ Class A	76,786	1,603
UPM-Kymmene OYJ	445,118	4,663

		21,661

France - 9.3%
Accor SA (Ñ)	61,153	2,611
Air Liquide SA	86,847	9,068
Alstom SA (Ñ)	239,273	16,428
AXA SA	520,136	10,994
BNP Paribas	309,267	22,547
Bouygues SA (Ñ)	69,063	2,942
Carrefour SA (Ñ)	598,128	28,077
Casino Guichard Perrachon SA	36,200	2,495
Christian Dior SA	21,420	1,859
Cie de Saint-Gobain (Ñ)	274,739	11,141
Cie Generale de Geophysique-Veritas (Æ)(Ñ)	111,474	2,259
Ciments Francais SA	2,929	286
CNP Assurances	22,107	2,020
Credit Agricole SA (Ñ)	387,504	5,531
EDF SA	54,800	2,716
France Telecom SA (Ñ)	801,838	20,011
GDF Suez (Ñ)	272,204	10,400
GDF Suez (Æ)	55,671	—
Groupe Danone SA	135,274	7,258
Iliad SA	25,560	2,729
L’Oreal SA (Ñ)	60,518	5,245
Lagardere SCA	95,200	3,556
Legrand SA (Ñ)	277,040	6,778
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	228,251	20,590
M6-Metropole Television	28,902	578
Nexans SA	29,142	1,961
Pernod-Ricard SA (Ñ)	110,476	8,585
PPR	20,152	2,246
Publicis Groupe	38,386	1,365
Renault SA (Æ)	142,700	6,085
Rhodia SA (Æ)	30,644	334
Sanofi-Aventis SA	381,123	24,966
Schneider Electric SA (Ñ)	218,607	19,860
Societe Generale (Ñ)	320,046	20,550
Teleperformance - GDR	38,942	1,232
Thales SA	147,831	6,249
Total SA	893,984	49,579
Total SA - ADR	95,000	5,287
UBISOFT Entertainment (Æ)(Ñ)	228,252	3,899
Unibail-Rodamco SE (ö)(Ñ)	1,061	185
Valeo SA (Æ)(Ñ)	94,625	2,509
Vallourec SA (Ñ)	23,452	3,085
Veolia Environnement (Ñ)	36,295	1,248
Vinci SA	120,005	6,108
Vivendi	711,757	18,286

		381,738

Germany - 6.5%
Adidas AG (Ñ)	139,100	5,878
Allianz SE (Ñ)	135,270	13,342

36	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BASF SE	375,870	18,836
Bayer AG (Ñ)	340,962	20,926
Beiersdorf AG (Ñ)	59,500	2,996
Celesio AG (Ñ)	20,000	533
Daimler AG (Ñ)	359,665	16,645
Deutsche Bank AG (Ñ)	128,680	8,325
Deutsche Boerse AG (Ñ)	113,990	9,033
Deutsche Lufthansa AG	333,192	4,502
Deutsche Post AG	304,410	4,818
Deutsche Telekom AG (Ñ)	1,668,009	21,373
E.ON AG (Ñ)	512,087	19,386
GEA Group AG	101,858	1,668
Hannover Rueckversicherung AG (Æ)	43,012	1,750
Hochtief AG	48,700	2,924
Infineon Technologies AG (Æ)(Ñ)	849,035	3,497
Linde AG	169,440	15,992
Merck KGaA	90,020	8,378
Metro AG (Ñ)	158,548	9,182
MTU Aero Engines Holding AG	35,477	1,290
Muenchener Rueckversicherungs AG (Ñ)	57,565	8,705
RWE AG	326,770	27,596
SAP AG	253,646	11,930
Siemens AG (Ñ)	129,176	10,311
Suedzucker AG (Ñ)	87,400	1,836
Symrise AG (Ñ)	487,847	7,850
ThyssenKrupp AG	209,421	6,447
Tognum AG	43,277	603
United Internet AG (Æ)(Ñ)	95,264	1,215
Volkswagen AG	3,468	1,247

		269,014

Greece - 0.2%
Diana Shipping, Inc. (Æ)	155,700	2,217
National Bank of Greece SA (Æ)	142,039	4,146
Public Power Corp. SA (Æ)	69,044	1,506

		7,869

Hong Kong - 2.1%
BOC Hong Kong Holdings, Ltd.	165,333	352
Cheung Kong Holdings, Ltd. (Ñ)	1,274,080	16,456
China Everbright, Ltd.	270,000	845
China Overseas Land & Investment, Ltd.	1,634,000	4,031
China Resources Land, Ltd. (Ñ)	1,084,000	2,649
CLP Holdings, Ltd.	116,000	789
CNOOC, Ltd.	10,609,650	14,265
Hang Lung Group, Ltd.	42,462	220
Hang Lung Properties, Ltd. - ADR (Ñ)	637,000	2,334
Hang Seng Bank, Ltd.	26,400	429
Henderson Land Development Co., Ltd.	89,000	588
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	532,554	10,046
Hongkong Electric Holdings, Ltd. (Ñ)	1,383,000	7,629
Hopewell Holdings, Ltd.	99,500	325
Hutchison Whampoa, Ltd.	130,500	977
Hysan Development Co., Ltd.	116,000	317
Industrial & Commercial Bank of China Asia, Ltd.	56,000	106

	Principal Amount ($) or Shares	Market Value $
Link REIT (The) (ö)	128,000	291
New World Development, Ltd.	150,000	358
Sino Land Co.	1,306,000	2,666
Sun Hung Kai Properties, Ltd.	699,333	10,639
Swire Pacific, Ltd.	44,321	498
Television Broadcasts, Ltd.	53,334	233
Wharf Holdings, Ltd.	2,127,196	10,005
Wheelock & Co., Ltd.	150,068	426

		87,474

India - 0.8%
HDFC Bank, Ltd. - ADR (Ñ)	15,471	1,513
ICICI Bank, Ltd. - ADR (Ñ)	458,039	14,359
Infosys Technologies, Ltd.	172,250	7,416
Infosys Technologies, Ltd. - ADR (Ñ)	115,200	4,957
Reliance Industries, Ltd. - GDR (Æ)(Þ)	30,700	2,487
State Bank of India, Ltd. - GDR	24,500	1,837

		32,569

Indonesia - 0.1%
Bank Rakyat Indonesia	6,483,000	4,768

Ireland - 0.3%
Covidien PLC	108,960	4,120
CRH PLC	240,240	5,735
Ryanair Holdings PLC - ADR (Æ)	133,000	3,765

		13,620

Israel - 0.4%
Teva Pharmaceutical Industries, Ltd. - ADR	280,117	14,941

Italy - 2.0%
Ansaldo STS SpA	119,881	2,428
Atlantia SpA (Æ)	68,595	1,513
Banco Popolare SC (Æ)	52,663	426
Enel SpA	1,500,391	8,153
ENI SpA (Ñ)	681,245	15,856
Intesa Sanpaolo SpA (Æ)	6,138,290	22,857
Mediaset SpA (Ñ)	279,246	1,689
Prysmian SpA	77,761	1,338
Saipem SpA	253,151	6,855
Telecom Italia SpA	7,035,918	10,040
UniCredit SpA (Æ)	4,146,633	12,145

		83,300

Japan - 15.0%
Advantest Corp. (Ñ)	111,200	2,427
Aeon Credit Service Co., Ltd. (Ñ)	264,300	3,011
Alps Electric Co., Ltd.	293,200	1,636
Amada Co., Ltd.	130,000	827
Asahi Glass Co., Ltd.	329,000	2,858
Astellas Pharma, Inc.	410,200	15,649
Bank of Yokohama, Ltd. (The)	938,846	5,090
Bridgestone Corp. (Ñ)	99,600	1,730
Brother Industries, Ltd.	43,400	391
Canon Marketing Japan, Inc. (Ñ)	62,800	1,001

Russell International Developed Markets Fund	37

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Canon, Inc.	1,104,563	41,206
Casio Computer Co., Ltd. (Ñ)	21,700	178
Central Glass Co., Ltd.	241,000	1,019
Chiyoda Corp. (Ñ)	63,000	535
Chubu Electric Power Co., Inc.	55,000	1,325
Circle K Sunkus Co., Ltd. (Ñ)	64,200	1,014
Coca-Cola West Co., Ltd. (Ñ)	19,800	388
COMSYS Holdings Corp.	86,900	1,007
Dai Nippon Printing Co., Ltd.	134,000	1,963
Daiei, Inc. (The) (Æ)(Ñ)	83,800	332
Daifuku Co., Ltd. (Ñ)	82,500	568
Daikin Industries, Ltd.	146,400	5,322
Daishi Bank, Ltd. (The)	12,000	48
Daito Trust Construction Co., Ltd.	8,700	428
Daiwa House Industry Co., Ltd.	23,000	238
Daiwa Securities Group, Inc.	1,935,510	11,455
DIC Corp.	503,000	707
Doutor Nichires Holdings Co., Ltd. (Ñ)	31,100	431
East Japan Railway Co.	23,200	1,331
Ebara Corp. (Ñ)	212,000	686
FamilyMart Co., Ltd.	90,800	2,956
Fanuc, Ltd. (Ñ)	149,250	12,255
Fast Retailing Co., Ltd.	36,200	4,702
Fuji Heavy Industries, Ltd.	245,000	989
FUJIFILM Holdings Corp.	38,000	1,241
Fujitsu, Ltd.	845,000	5,554
Glory, Ltd.	51,900	1,070
H2O Retailing Corp. (Ñ)	65,000	378
Hakuhodo DY Holdings, Inc. (Ñ)	5,550	305
Hanwa Co., Ltd.	76,000	309
Higo Bank, Ltd. (The)	10,000	61
Hirose Electric Co., Ltd. (Ñ)	28,400	3,181
Hitachi Capital Corp.	38,400	525
Hitachi Construction Machinery Co., Ltd. (Ñ)	204,300	3,625
Hitachi High-Technologies Corp.	21,700	425
Hitachi Software Engineering Co., Ltd.	12,800	356
Honda Motor Co., Ltd.	476,900	15,372
Hosiden Corp. (Ñ)	60,500	786
Hoya Corp.	431,900	10,430
Ibiden Co., Ltd.	30,200	1,005
Inpex Holdings, Inc.	1,189	9,097
Isuzu Motors, Ltd.	388,000	693
ITOCHU Corp.	285,000	2,132
Itoham Foods, Inc.	50,948	166
JFE Holdings, Inc.	60,900	2,452
JFE Shoji Holdings, Inc.	25,000	99
JGC Corp.	57,000	988
Joyo Bank, Ltd. (The)	1,040,688	5,301
JTEKT Corp. (Ñ)	56,100	635
Jupiter Telecommunications Co., Ltd.	3,016	2,534
Kagoshima Bank, Ltd. (The)	69,000	544
Kaken Pharmaceutical Co., Ltd.	88,000	768
Kandenko Co., Ltd. (Ñ)	99,000	657
Kaneka Corp.	148,000	1,029
Kansai Paint Co., Ltd.	161,000	1,242
Kao Corp.	882,000	19,994

	Principal Amount ($) or Shares	Market Value $
Kawasaki Kisen Kaisha, Ltd.	254,000	958
KDDI Corp.	2,673	14,181
Keihin Corp. (Ñ)	25,600	387
Keiyo Bank, Ltd. (The)	62,000	346
Keyence Corp.	22,513	4,447
Kinden Corp.	80,000	673
Komatsu, Ltd.	142,500	2,333
Konica Minolta Holdings, Inc.	149,000	1,630
Kose Corp. (Ñ)	363,710	7,426
Kurita Water Industries, Ltd.	81,000	2,688
Kyocera Corp.	32,600	2,625
Lawson, Inc.	51,200	2,126
Lintec Corp. (Ñ)	25,200	492
Marubeni Corp.	2,594,000	11,980
MID Reit, Inc. Class A (ö)	961	2,194
Miraca Holdings, Inc.	25,600	640
Mitsubishi Chemical Holdings Corp.	334,500	1,502
Mitsubishi Corp.	957,617	19,127
Mitsubishi Estate Co., Ltd.	70,000	1,167
Mitsubishi Materials Corp.	194,000	527
Mitsubishi UFJ Financial Group, Inc.	747,700	4,472
Mitsubishi UFJ Lease & Finance Co., Ltd. (Ñ)	15,740	482
Mitsui & Co., Ltd.	276,200	3,465
Mitsui Fudosan Co., Ltd.	290,000	5,333
Mitsui Sumitomo Insurance Group Holdings, Inc.	155,385	3,990
Mizuho Financial Group, Inc. (Ñ)	7,300,500	16,588
Musashino Bank, Ltd. (The)	11,900	419
Namco Bandai Holdings, Inc. (Ñ)	135,900	1,528
NEC Corp. (Ñ)	132,000	463
NEC Electronics Corp. (Æ)(Ñ)	87,900	904
Nichirei Corp.	226,000	862
Nintendo Co., Ltd.	16,000	4,327
Nippon Electric Glass Co., Ltd.	843,200	9,784
Nippon Express Co., Ltd.	221,000	1,016
Nippon Kayaku Co., Ltd. (Ñ)	109,000	904
Nippon Konpo Unyu Soko Co., Ltd.	1,044	13
Nippon Mining Holdings, Inc.	687,500	3,269
Nippon Sheet Glass Co., Ltd. (Ñ)	316,000	945
Nippon Steel Corp.	305,000	1,222
Nippon Telegraph & Telephone Corp.	149,300	6,169
Nipponkoa Insurance Co., Ltd.	1,254,360	7,490
Nissan Motor Co., Ltd.	1,075,600	7,832
Nissan Shatai Co., Ltd.	98,000	903
Nisshin Seifun Group, Inc.	65,500	797
Nitto Denko Corp.	161,600	5,209
Nomura Holdings, Inc. (Ñ)	2,074,448	18,174
Nomura Research Institute, Ltd. (Ñ)	392,450	9,726
OJI Paper Co., Ltd. (Ñ)	156,000	678
Okinawa Electric Power Co., Inc. (The)	8,100	427
OKUMA Corp. (Ñ)	38,000	171
Omron Corp.	77,300	1,253
ORIX Corp. (Ñ)	61,440	3,889
Osaka Gas Co., Ltd.	373,000	1,242
Promise Co., Ltd. (Ñ)	35,200	371
Rohm Co., Ltd.	24,500	1,823

38	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sankyo Co., Ltd.	15,700	936
Secom Co., Ltd.	67,458	2,887
Seino Holdings Corp.	104,000	814
Sekisui House, Ltd.	510,000	4,808
Seven & I Holdings Co., Ltd. (Ñ)	819,599	19,229
Sharp Corp. (Ñ)	309,000	3,439
Shima Seiki Manufacturing, Ltd. - GDR (Ñ)	4,200	106
Shin-Etsu Chemical Co., Ltd.	166,500	8,974
Shinsei Bank, Ltd. (Ñ)	63,000	93
Showa Shell Sekiyu KK	52,979	593
SMC Corp. (Ñ)	42,448	4,791
Snow Brand Milk Products Co., Ltd.	119,500	394
Sony Corp.	240,600	6,802
Sugi Holdings Co., Ltd. - GDR (Ñ)	249,036	5,303
Sumco Corp.	216,300	4,057
Sumitomo Bakelite Co., Ltd.	149,000	839
Sumitomo Forestry Co., Ltd. (Ñ)	83,100	661
Sumitomo Metal Mining Co., Ltd.	369,150	5,559
Sumitomo Mitsui Financial Group, Inc. (Ñ)	139,100	5,954
Sumitomo Realty & Development Co., Ltd. (Ñ)	290,000	5,976
Sumitomo Trust & Banking Co., Ltd. (The)	660,448	3,615
Suzuki Motor Corp. (Ñ)	544,345	13,749
Taiyo Yuden Co., Ltd. (Ñ)	111,000	1,519
Takara Holdings, Inc. (Ñ)	90,000	600
Takeda Pharmaceutical Co., Ltd.	519,300	21,019
Terumo Corp.	60,900	3,096
Tokai Rika Co., Ltd.	50,300	1,005
Tokai Rubber Industries, Inc.	23,393	298
Tokio Marine Holdings, Inc.	446,300	12,970
Tokuyama Corp. (Ñ)	224,000	1,695
Tokyo Electric Power Co., Inc. (The)	185,800	4,762
Tokyo Electron, Ltd.	69,900	3,664
Tokyo Steel Manufacturing Co., Ltd.	108,900	1,208
Tokyu Land Corp.	547,900	2,212
Toshiba Corp. (Ñ)	1,027,000	4,558
Toshiba TEC Corp.	31,891	137
Toyo Seikan Kaisha, Ltd.	52,400	1,124
Toyo Suisan Kaisha, Ltd. (Ñ)	71,000	1,775
Toyota Auto Body Co., Ltd.	43,800	825
Toyota Motor Corp.	512,800	21,623
United Urban Investment Corp. Class A (ö)	437	2,189
USS Co., Ltd.	12,090	756
West Japan Railway Co.	1,583	5,052
Yamaha Corp.	33,300	442
Yamato Holdings Co., Ltd.	90,000	1,338

		615,692

Luxembourg - 0.3%
ArcelorMittal (Ñ)	224,946	8,095
Millicom International Cellular SA (Æ)	66,700	4,946

		13,041

Malaysia - 0.1%
Sime Darby BHD	1,657,504	3,882

	Principal Amount ($) or Shares	Market Value $
Mauritius - 0.1%
Golden Agri-Resources, Ltd. (Ñ)	7,017,000	2,072

Mexico - 0.5%
America Movil SAB de CV Series L	86,440	3,718
Cemex SAB de CV - ADR (Æ)(Ñ)	1,562,200	14,669
Grupo Modelo SAB de CV (Æ)	465,500	1,828

		20,215

Netherlands - 2.8%
ASML Holding NV	531,240	13,909
CSM	67,412	1,188
European Aeronautic Defence and Space Co. NV (Ñ)	121,442	2,316
Heineken NV	673,637	26,893
Imtech NV	51,038	1,085
ING Groep NV (Æ)	1,384,536	17,756
Koninklijke Ahold NV	757,574	8,615
Koninklijke Philips Electronics NV	250,010	5,695
QIAGEN NV (Æ)	147,801	2,821
Randstad Holding NV (Æ)(Ñ)	45,200	1,565
Reed Elsevier NV (Ñ)	675,295	7,078
Royal KPN NV (Ñ)	156,165	2,347
STMicroelectronics NV	103,633	792
TNT NV (Ñ)	366,058	8,695
TomTom NV (Æ)(Ñ)	258,317	2,839
Unilever NV (Ñ)	76,659	2,095
Wolters Kluwer NV	423,590	8,332

		114,021

Netherlands Antilles - 0.0%
Hunter Douglas NV	8,839	305

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd.	2,994,719	5,535

Norway - 0.3%
StatoilHydro ASA	528,813	11,302

Portugal - 0.1%
Energias de Portugal SA	842,924	3,344

Russia - 0.3%
Gazprom OAO - ADR	284,386	5,873
Luka Kotor AD Kotor - ADR	73,550	3,677
MMC Norilsk Nickel - ADR (Æ)	158,060	1,582

		11,132

Singapore - 1.9%
Ascendas Real Estate Investment Trust (Æ)(ö)	106,000	125
CapitaLand, Ltd. (Ñ)	4,779,000	12,685
CapitaMall Trust (Æ)(ö)	156,000	171
City Developments, Ltd. (Ñ)	342,000	2,410
ComfortDelgro Corp., Ltd.	483,000	520
DBS Group Holdings, Ltd.	1,125,335	10,853

Russell International Developed Markets Fund	39

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Haw Par Corp., Ltd.	13,223	47
Jardine Cycle & Carriage, Ltd.	37,800	620
Keppel Corp., Ltd.	93,000	542
Oversea-Chinese Banking Corp., Ltd. (Ñ)	1,603,400	8,713
Pacific Century Regional Developments, Ltd.	301,000	46
SembCorp Industries, Ltd.	72,000	161
Singapore Airlines, Ltd.	287,000	2,692
Singapore Exchange, Ltd.	45,000	273
Singapore Technologies Engineering, Ltd. (Ñ)	57,000	104
Singapore Telecommunications, Ltd. (Ñ)	8,678,810	21,107
StarHub, Ltd.	7,000	11
United Overseas Bank, Ltd.	1,062,857	13,057
UOL Group, Ltd.	222	1
Wilmar International, Ltd.	871,000	3,625

		77,763

South Africa - 0.4%
ABSA Group, Ltd.	92,300	1,398
Gold Fields, Ltd. - ADR (Ñ)	223,749	2,698
MTN Group, Ltd.	500,520	8,256
Naspers, Ltd. Class N	124,696	3,720
Standard Bank Group, Ltd.	149,901	1,804

		17,876

South Korea - 0.9%
Daewoo Securities Co., Ltd.	196,140	3,769
Hana Financial Group, Inc.	9,900	282
Hyundai Mobis	28,082	2,961
Hyundai Motor Co.	39,904	2,863
Hyundai Motor Co. - GDR (Þ)	12,130	435
KB Financial Group, Inc. (Æ)	79,800	3,450
KB Financial Group, Inc. - ADR (Ñ)	46,079	1,977
Samsung Electronics Co., Ltd.	33,548	19,776

		35,513

Spain - 3.4%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	884,982	14,531
Banco Santander SA (Ñ)	1,890,300	27,373
Banco Santander SA	4,242	61
Gamesa Corp. Tecnologica SA	516,445	11,174
Iberdrola Renovables SA	467,050	2,157
Iberdrola SA	2,091,558	17,946
Inditex SA	128,052	6,888
Prosegur Cia de Seguridad SA	4,513	157
Red Electrica de Espana	20,183	948
Repsol YPF SA (Ñ)	96,901	2,250
Tecnicas Reunidas SA	25,238	1,253
Telefonica SA	2,226,177	55,384

		140,122

Sweden - 1.3%
Electrolux AB (Æ)(Ñ)	298,836	5,591
Hennes & Mauritz AB Class B (Ñ)	151,200	8,989
Investor AB Class B	12,506	222

	Principal Amount ($) or Shares	Market Value $
Nordea Bank AB (Ñ)	666,752	6,468
Skandinaviska Enskilda Banken AB Class A (Æ)(Ñ)	193,888	1,083
SSAB AB Series A (Ñ)	95,128	1,246
Svenska Cellulosa AB Class B	497,444	6,394
Svenska Handelsbanken AB Class A	100,540	2,459
Tele2 AB Class B (Ñ)	160,459	2,159
Telefonaktiebolaget LM Ericsson Class B (Ñ)	1,614,126	15,837
Volvo AB Class B (Ñ)	561,400	4,104

		54,552

Switzerland - 7.2%
ABB, Ltd. (Æ)	638,565	11,664
Actelion, Ltd. (Æ)	193,906	10,696
Adecco SA	24,900	1,200
Alcon, Inc.	26,800	3,420
Athris Holding AG (Æ)	98	82
Baloise Holding AG	22,992	1,833
Compagnie Financiere Richemont SA	204,376	5,022
Credit Suisse Group AG	742,827	35,103
Foster Wheeler AG (Æ)	184,923	4,272
Givaudan SA (Ñ)	14,129	9,447
Helvetia Holding AG	4,090	1,140
Julius Baer Holding AG	386,428	18,406
Kuehne + Nagel International AG	19,946	1,661
Lonza Group AG (Ñ)	117,443	11,638
Nestle SA	1,436,301	59,111
Novartis AG	760,417	34,824
Roche Holding AG	238,704	37,638
Sonova Holding AG (Ñ)	56,148	4,952
Swatch Group AG (The)	71,320	2,646
Swiss Reinsurance	71,604	2,747
Syngenta AG	24,775	5,717
Transocean, Ltd. (Æ)	256,896	20,472
UBS AG (Æ)	181,724	2,654
Zurich Financial Services AG	53,323	10,478

		296,823

Taiwan - 1.2%
Acer, Inc.	990,810	2,090
AU Optronics Corp.	2,183,000	2,422
Compal Electronics, Inc.	1,010,025	991
HON HAI Precision Industry Co., Ltd.	3,124,320	10,761
MediaTek, Inc.	189,378	2,722
Siliconware Precision Industries Co.	543,892	731
Taiwan Semiconductor Manufacturing Co., Ltd.	2,793,437	5,015
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,130,479	22,306
Yuanta Financial Holding Co., Ltd.	604,000	435

		47,473

Thailand - 0.1%
Bangkok Bank PCL	955,115	3,158
PTT PCL	48,200	340

		3,498

40	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Turkey - 0.2%
Turkiye Garanti Bankasi AS (Æ)	1,779,125	6,289

United Kingdom - 15.0%
AMEC PLC - GDR	296,350	3,490
Amlin PLC	261,760	1,454
Anglo American PLC	324,559	10,464
Antofagasta PLC	610,261	7,717
Associated British Foods PLC	262,000	3,484
AstraZeneca PLC	265,582	12,435
Atkins WS PLC	121,134	1,287
Autonomy Corp. PLC (Æ)	452,163	8,875
Aviva PLC	1,631,030	9,556
BAE Systems PLC	995,338	5,104
Barclays PLC (Æ)	4,517,712	22,813
BBA Aviation PLC	424,431	959
BG Group PLC	1,549,273	25,854
BHP Billiton PLC	405,971	10,600
BP PLC	5,478,971	45,505
BP PLC - ADR (Ñ)	183,680	9,191
Brit Insurance Holdings PLC	222,868	777
British American Tobacco PLC	143,948	4,468
British Land Co. PLC (ö)	45,557	331
British Sky Broadcasting Group PLC	529,340	4,828
BT Group PLC	1,387,842	2,936
Burberry Group PLC	531,750	4,086
Cadbury PLC	837,342	8,267
Cairn Energy PLC (Æ)	69,944	2,799
Capita Group PLC (The)	286,980	3,200
Centrica PLC	1,211,700	4,458
Compass Group PLC	1,124,158	6,056
De La Rue PLC	6,027	84
Diageo PLC	1,308,037	20,495
Drax Group PLC	127,569	853
DSG International PLC (Æ)(Ñ)	1,383,306	635
Electrocomponents PLC	239,268	594
Enterprise Inns PLC (Æ)	385,406	917
Experian PLC	1,166,082	9,623
Game Group PLC	369,950	908
GlaxoSmithKline PLC	2,600,916	49,921
Hammerson PLC (ö)	36,506	210
Hays PLC	1,261,739	2,008
HMV Group PLC (Ñ)	338,419	616
HSBC Holdings PLC	2,548,936	25,715
Intermediate Capital Group PLC (Ñ)	117,031	384
International Power PLC	316,536	1,350
J Sainsbury PLC	377,569	2,002
John Wood Group PLC	182,453	814
Kazakhmys PLC	192,549	2,755
Kesa Electricals PLC	580,082	1,262
Ladbrokes PLC	873,099	2,560
Land Securities Group PLC (ö)(Ñ)	39,601	353
Liberty International PLC Class H (ö)(Ñ)	23,819	173
Lloyds Banking Group PLC	4,252,435	6,038
Mondi PLC	365,986	1,620
National Grid PLC	275,467	2,570
Next PLC	154,030	4,387

	Principal Amount ($) or Shares	Market Value $
Old Mutual PLC	272,200	436
Persimmon PLC (Æ)	379,200	2,852
Petrofac, Ltd.	200,433	2,513
Reckitt Benckiser Group PLC	638,184	30,660
Reed Elsevier PLC	269,600	1,906
Rio Tinto PLC	69,034	2,870
Rolls-Royce Group PLC (Æ)	993,378	6,874
Rotork PLC	85,035	1,266
Royal Dutch Shell PLC Class A	1,054,067	27,704
Royal Dutch Shell PLC Class A (Ñ)	494,143	12,976
Royal Dutch Shell PLC Class B	215,951	5,606
RSA Insurance Group PLC	1,080,272	2,285
Scottish & Southern Energy PLC	271,188	5,015
Segro PLC (ö)	29,641	137
Smiths Group PLC	390,592	4,698
Standard Chartered PLC	975,776	23,162
Tate & Lyle PLC	153,100	941
Tesco PLC	1,867,252	11,463
Thomas Cook Group PLC (Ñ)	384,900	1,395
Tomkins PLC	263,690	780
Travis Perkins PLC (Æ)	51,030	694
Trinity Mirror PLC	210,375	287
TUI Travel PLC	354,500	1,344
Tullow Oil PLC	454,244	7,501
Unilever PLC	683,554	18,041
United Utilities Group PLC	116,852	880
Vedanta Resources PLC	126,622	3,731
Vodafone Group PLC	16,490,716	33,800
Vodafone Group PLC - ADR (Ñ)	489,120	10,066
William Hill PLC	2,084,436	6,389
WM Morrison Supermarkets PLC	634,196	2,855
Wolseley PLC (Æ)	227,363	5,085
WPP PLC	2,442,194	18,837
Xstrata PLC	178,051	2,404

		617,294

United States - 0.5%
NII Holdings, Inc. (Æ)	194,662	4,481
Philip Morris International, Inc.	125,710	5,858
Synthes, Inc. (Æ)	81,460	9,155
Tim Hortons, Inc.	58,700	1,586

		21,080

Total Common Stocks (cost $3,513,231)		3,565,498

Preferred Stocks - 0.4%
Brazil - 0.2%
Itau Unibanco Holding SA	354,600	6,386
Usinas Siderurgicas de Minas Gerais SA	17,475	415

		6,801

Germany - 0.2%
Henkel AG & Co. KGaA (Ñ)	235,150	8,647

Russell International Developed Markets Fund	41

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

South Korea - 0.0%
Samsung Electronics Co., Ltd.	2,500	946

Total Preferred Stocks (cost $16,997)		16,394

Warrants & Rights - 0.1%
Australia - 0.0%
Transpacific Industries Group (Æ) 2009 Rights	51,696	—

Belgium - 0.0%
Fortis (Æ) 2014 Rights	1,028,666	—

Netherlands - 0.0%
TomTom NV (Æ) 2009 Rights	233,551	256

South Korea - 0.0%
KB Financial Group, Inc. (Æ) 2009 Rights	6,199	79

United States - 0.1%
HON HAI Precision Industry Co., Ltd. (Æ) 2013 Warrants	358,000	1,228
JP Morgan Internaional Derivatives Ltd. (Æ) 2014 Warrants	16,342	2,419
KB Financial Group, Inc. (Æ) 2009 Rights	3,579	48
Yuanta Financial Holding Co., Ltd. (Þ)(Æ) 2014 Warrants	2,226,000	1,602

		5,297

Total Warrants & Rights (cost $5,136)		5,632

Short-Term Investments - 11.0%
United States - 11.0%
Russell Investment Company Russell Money Market Fund	403,014,001	403,014
State Street Euro Commercial Paper (ç)(ž) 0.010% due 08/03/09	51,200	51,200

Total Short-Term Investments (cost $454,214)		454,214

	Principal Amount ($) or Shares	Market Value $
Other Securities - 10.0%
Russell Investment Company Russell Money Market Fund (×)	215,905,367	215,905
State Street Securities Lending Quality Trust (×)	198,875,321	195,698

Total Other Securities (cost $414,780)		411,603

Total Investments - 108.2% (identified cost $4,404,358)		4,453,341

Other Assets and Liabilities, Net - (8.2%)		(338,862)

Net Assets - 100.0%		4,114,479

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the quarterly report.

42	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands)	227	EUR	12,821	08/09	1,849
CAC-40 Index (France)	2,040	EUR	69,819	08/09	7,727
DAX Index (Germany)	188	EUR	25,107	09/09	2,463
EUR STOXX 50 Index (EMU)	2,690	EUR	70,908	09/09	6,315
FTSE-100 Index (UK)	1439	GBP	65,849	09/09	5,338
Hang Seng Index (Hong Kong)	106	HKD	107,924	08/09	171
IBEX Plus Index (Spain)	264	EUR	28,587	08/09	4,156
MIB - 30 (Italy)	175	EUR	18,029	09/09	1,688
MSCI Singapore Index	18	SGD	1,141	08/09	22
SPI 200 Index (Australia)	383	AUD	40,282	09/09	1,917
TOPIX Index (Japan)	1,048	JPY	10,013,640	09/09	5,194

Short Postions
DAX Index (Germany)	156	EUR	20,834	09/09	(2,500)
Hang Seng Index (Hong Kong)	82	HKD	83,488	08/09	(81)
OMX Index (Sweden)	492	SEK	43,382	08/09	(529)
SPI 200 Index (Australia)	373	AUD	39,230	09/09	(2,150)
TOPIX Index (Japan)	173	JPY	1,653,015	09/09	(665)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					30,915

See accompanying notes which are an integral part of the quarterly report.

Russell International Developed Markets Fund	43

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	345	AUD	410	08/03/09	(2)
USD	206	AUD	251	08/04/09	4
USD	233	AUD	283	08/05/09	4
USD	124	AUD	156	09/16/09	6
USD	129	AUD	163	09/16/09	7
USD	226	AUD	284	09/16/09	10
USD	790	AUD	1,000	09/16/09	44
USD	813	AUD	1,000	09/16/09	21
USD	827	AUD	1,020	09/16/09	23
USD	829	AUD	1,048	09/16/09	45
USD	1,043	AUD	1,273	09/16/09	18
USD	3,615	AUD	4,455	09/16/09	100
USD	3,617	AUD	4,455	09/16/09	98
USD	3,618	AUD	4,455	09/16/09	97
USD	3,620	AUD	4,455	09/16/09	95
USD	3,620	AUD	4,455	09/16/09	95
USD	3,620	AUD	4,455	09/16/09	95
USD	9,622	AUD	11,860	09/16/09	267
USD	9,622	AUD	11,860	09/16/09	268
USD	9,622	AUD	11,860	09/16/09	267
USD	9,622	AUD	11,860	09/16/09	268
USD	10,961	AUD	13,500	09/16/09	295
USD	291	CAD	313	08/06/09	—
USD	597	CHF	649	08/04/09	10
USD	255	CHF	277	09/16/09	4
USD	590	CHF	637	09/16/09	6
USD	834	CHF	907	09/16/09	15
USD	1,130	CHF	1,225	09/16/09	16
USD	1,531	CHF	1,670	09/16/09	32
USD	3,253	CHF	3,508	09/16/09	31
USD	4,680	CHF	5,021	09/16/09	20
USD	4,680	CHF	5,021	09/16/09	20
USD	4,680	CHF	5,021	09/16/09	20
USD	4,680	CHF	5,021	09/16/09	20
USD	7,370	CHF	7,869	09/16/09	(3)
USD	7,391	CHF	7,891	09/16/09	(4)
USD	9	DKK	46	09/16/09	—
USD	15	DKK	83	09/16/09	—
USD	25	DKK	131	09/16/09	—
USD	41	DKK	218	09/16/09	1
USD	60	DKK	313	09/16/09	—
USD	108	DKK	565	09/16/09	1
USD	148	DKK	786	09/16/09	2
USD	148	DKK	786	09/16/09	2
USD	148	DKK	786	09/16/09	2
USD	148	DKK	786	09/16/09	2
USD	339	DKK	1,813	09/16/09	8
USD	65	EUR	46	08/03/09	1
USD	296	EUR	238	08/03/09	44
USD	386	EUR	274	08/03/09	4
USD	788	EUR	562	08/03/09	12
USD	1,068	EUR	877	08/03/09	182
USD	1,129	EUR	802	08/03/09	15

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	117	EUR	83	08/04/09	1
USD	1,079	EUR	757	08/04/09	—
USD	92	EUR	64	08/05/09	—
USD	507	EUR	356	08/05/09	—
USD	884	EUR	620	08/05/09	(1)
USD	1,197	EUR	840	08/05/09	(1)
USD	3	EUR	2	09/16/09	—
USD	3	EUR	2	09/16/09	—
USD	3	EUR	2	09/16/09	—
USD	125	EUR	88	09/16/09	—
USD	346	EUR	250	09/16/09	10
USD	556	EUR	397	09/16/09	10
USD	1,130	EUR	811	09/16/09	26
USD	1,167	EUR	830	09/16/09	16
USD	2,824	EUR	2,000	09/16/09	27
USD	4,238	EUR	3,000	09/16/09	39
USD	7,095	EUR	5,000	09/16/09	32
USD	7,110	EUR	5,000	09/16/09	17
USD	20,885	EUR	14,905	09/16/09	361
USD	20,885	EUR	14,905	09/16/09	361
USD	20,885	EUR	14,905	09/16/09	361
USD	20,885	EUR	14,905	09/16/09	361
USD	20,887	EUR	14,905	09/16/09	358
USD	20,892	EUR	14,905	09/16/09	354
USD	56,908	EUR	40,000	09/16/09	108
USD	20	GBP	13	08/03/09	—
USD	109	GBP	67	08/03/09	2
USD	209	GBP	128	08/03/09	4
USD	411	GBP	251	08/03/09	8
USD	584	GBP	372	08/03/09	37
USD	21	GBP	13	08/04/09	—
USD	68	GBP	41	08/04/09	1
USD	133	GBP	80	08/04/09	2
USD	330	GBP	200	08/04/09	4
USD	546	GBP	331	08/04/09	7
USD	312	GBP	186	08/05/09	—
USD	10	GBP	6	09/16/09	—
USD	11	GBP	7	09/16/09	—
USD	36	GBP	22	09/16/09	—
USD	57	GBP	35	09/16/09	2
USD	107	GBP	65	09/16/09	1
USD	229	GBP	140	09/16/09	5
USD	302	GBP	184	09/16/09	5
USD	1,642	GBP	1,000	09/16/09	28
USD	1,816	GBP	1,127	09/16/09	67
USD	2,670	GBP	1,621	09/16/09	37
USD	3,254	GBP	2,000	09/16/09	87
USD	3,292	GBP	2,000	09/16/09	49
USD	4,107	GBP	2,500	09/16/09	69
USD	6,964	GBP	4,270	09/16/09	168
USD	10,440	GBP	6,344	09/16/09	157
USD	10,440	GBP	6,344	09/16/09	157
USD	10,440	GBP	6,344	09/16/09	157

See accompanying notes which are an integral part of the quarterly report.

44	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	10,441	GBP	6,344	09/16/09	156
USD	10,442	GBP	6,344	09/16/09	154
USD	10,446	GBP	6,344	09/16/09	151
USD	12,169	GBP	7,425	09/16/09	232
USD	12,171	GBP	7,426	09/16/09	233
USD	26,328	GBP	16,000	09/16/09	397
USD	54	HKD	422	08/03/09	—
USD	86	HKD	668	08/03/09	—
USD	102	HKD	790	08/04/09	—
USD	40	HKD	310	09/16/09	—
USD	42	HKD	322	09/16/09	—
USD	63	HKD	490	09/16/09	—
USD	89	HKD	690	09/16/09	—
USD	118	HKD	917	09/16/09	—
USD	176	HKD	1,363	09/16/09	—
USD	415	HKD	3,218	09/16/09	—
USD	415	HKD	3,218	09/16/09	—
USD	415	HKD	3,218	09/16/09	—
USD	415	HKD	3,218	09/16/09	—
USD	284	JPY	26,815	08/03/09	(1)
USD	453	JPY	42,966	08/03/09	1
USD	700	JPY	66,333	08/03/09	1
USD	750	JPY	71,700	08/03/09	7
USD	20	JPY	1,915	08/04/09	—
USD	32	JPY	3,067	08/04/09	—
USD	95	JPY	9,079	08/04/09	1
USD	230	JPY	21,906	08/04/09	1
USD	136	JPY	12,988	08/05/09	1
USD	639	JPY	60,816	08/05/09	4
USD	662	JPY	63,760	09/16/09	12
USD	2,089	JPY	200,000	09/16/09	25
USD	2,415	JPY	227,237	09/16/09	(13)
USD	3,269	JPY	319,207	09/16/09	106
USD	4,278	JPY	400,000	09/16/09	(49)
USD	5,690	JPY	532,196	09/16/09	(64)
USD	10,706	JPY	1,047,255	09/16/09	366
USD	10,706	JPY	1,047,255	09/16/09	366
USD	10,706	JPY	1,047,255	09/16/09	366
USD	10,706	JPY	1,047,255	09/16/09	366
USD	11,284	JPY	1,107,000	09/16/09	420
USD	11,284	JPY	1,107,000	09/16/09	420
USD	11,284	JPY	1,107,000	09/16/09	420
USD	11,287	JPY	1,107,000	09/16/09	416
USD	11,287	JPY	1,107,000	09/16/09	416
USD	11,288	JPY	1,107,000	09/16/09	415
USD	12,740	JPY	1,224,830	09/16/09	210
USD	35,256	JPY	3,300,000	09/16/09	(367)
USD	20	SEK	123	08/03/09	(3)
USD	382	SEK	3,048	09/16/09	40
USD	651	SEK	5,154	09/16/09	64
USD	7,230	SEK	55,581	09/16/09	474
USD	7,234	SEK	55,581	09/16/09	470
USD	98	SGD	141	08/03/09	—

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	191	SGD	275	08/05/09	—
USD	6	SGD	9	09/16/09	—
USD	9	SGD	13	09/16/09	—
USD	10	SGD	14	09/16/09	—
USD	31	SGD	45	09/16/09	—
USD	51	SGD	73	09/16/09	—
USD	60	SGD	88	09/16/09	1
USD	89	SGD	129	09/16/09	1
USD	89	SGD	129	09/16/09	1
USD	89	SGD	129	09/16/09	1
USD	89	SGD	129	09/16/09	1
USD	321	SGD	463	09/16/09	—
AUD	421	USD	365	08/03/09	12
AUD	421	USD	365	08/03/09	12
AUD	258	USD	213	08/06/09	(3)
AUD	361	USD	281	09/16/09	(20)
AUD	375	USD	302	09/16/09	(11)
AUD	1,000	USD	769	09/16/09	(65)
AUD	1,040	USD	816	09/16/09	(51)
AUD	1,108	USD	903	09/16/09	(21)
AUD	1,500	USD	1,192	09/16/09	(58)
AUD	1,500	USD	1,206	09/16/09	(45)
AUD	2,000	USD	1,607	09/16/09	(61)
CHF	288	USD	264	08/03/09	(5)
CHF	264	USD	243	08/04/09	(4)
CHF	1,182	USD	1,085	08/04/09	(22)
CHF	1,905	USD	1,779	09/16/09	(4)
CHF	8,440	USD	7,830	09/16/09	(71)
CHF	8,443	USD	7,835	09/16/09	(69)
DKK	521	USD	97	09/16/09	(3)
DKK	575	USD	108	09/16/09	(2)
EUR	—	USD	—	08/03/09	—
EUR	52	USD	73	08/03/09	(1)
EUR	280	USD	392	08/03/09	(7)
EUR	1,000	USD	1,408	08/03/09	(17)
EUR	1,775	USD	2,488	08/03/09	(42)
EUR	20	USD	29	08/04/09	—
EUR	68	USD	96	08/04/09	(2)
EUR	246	USD	351	08/04/09	—
EUR	410	USD	583	08/04/09	(1)
EUR	492	USD	691	08/04/09	(11)
EUR	146	USD	208	08/05/09	—
EUR	1,602	USD	2,282	08/05/09	(1)
EUR	227	USD	315	09/16/09	(8)
EUR	295	USD	409	09/16/09	(12)
EUR	368	USD	525	09/16/09	1
EUR	486	USD	694	09/16/09	1
EUR	1,000	USD	1,400	09/16/09	(25)
EUR	1,092	USD	1,543	09/16/09	(14)
EUR	1,144	USD	1,623	09/16/09	(7)
EUR	2,000	USD	2,776	09/16/09	(74)
EUR	2,000	USD	2,794	09/16/09	(57)
EUR	2,000	USD	2,801	09/16/09	(49)

See accompanying notes which are an integral part of the quarterly report.

Russell International Developed Markets Fund	45

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	3,000	USD	4,222	09/16/09	(54)
EUR	4,000	USD	5,631	09/16/09	(70)
EUR	4,715	USD	6,628	09/16/09	(92)
EUR	4,715	USD	6,628	09/16/09	(92)
EUR	4,715	USD	6,628	09/16/09	(92)
EUR	4,715	USD	6,628	09/16/09	(92)
EUR	7,000	USD	9,904	09/16/09	(74)
GBP	46	USD	75	08/03/09	(1)
GBP	106	USD	174	08/03/09	(4)
GBP	109	USD	178	08/03/09	(4)
GBP	236	USD	386	08/03/09	(8)
GBP	6	USD	9	08/04/09	—
GBP	83	USD	136	08/04/09	(2)
GBP	125	USD	206	08/04/09	(3)
GBP	959	USD	1,578	08/04/09	(23)
GBP	2,845	USD	4,692	08/04/09	(59)
GBP	1,045	USD	1,746	08/05/09	—
GBP	3	USD	5	09/16/09	—
GBP	228	USD	373	09/16/09	(8)
GBP	461	USD	749	09/16/09	(21)
GBP	1,000	USD	1,621	09/16/09	(50)
GBP	2,000	USD	3,290	09/16/09	(50)
GBP	2,000	USD	3,312	09/16/09	(28)
GBP	2,554	USD	4,218	09/16/09	(48)
GBP	2,554	USD	4,218	09/16/09	(48)
GBP	2,554	USD	4,218	09/16/09	(48)
GBP	2,554	USD	4,218	09/16/09	(48)
GBP	3,000	USD	4,941	09/16/09	(70)
GBP	3,134	USD	5,175	09/16/09	(59)
GBP	3,134	USD	5,176	09/16/09	(59)
GBP	4,017	USD	6,584	09/16/09	(126)
GBP	8,218	USD	13,738	09/16/09	11
HKD	864	USD	111	08/03/09	—
HKD	1,789	USD	231	08/03/09	—
HKD	9,381	USD	1,210	08/04/09	—
HKD	460	USD	59	09/16/09	—
HKD	1,628	USD	210	09/16/09	—
HKD	1,790	USD	231	09/16/09	—
HKD	3,732	USD	482	09/16/09	—
JPY	1,941	USD	20	08/03/09	—
JPY	11,697	USD	123	08/03/09	—
JPY	162,440	USD	1,747	08/03/09	30
JPY	1,958	USD	21	08/05/09	—
JPY	19,589	USD	205	09/16/09	(2)
JPY	172,929	USD	1,827	09/16/09	(2)
JPY	200,000	USD	2,103	09/16/09	(12)
JPY	230,533	USD	2,421	09/16/09	(16)
JPY	300,000	USD	3,245	09/16/09	74
JPY	400,000	USD	4,169	09/16/09	(60)
JPY	500,000	USD	5,181	09/16/09	(105)
JPY	2,380,319	USD	24,257	09/16/09	(908)
SEK	584	USD	79	09/16/09	(2)
SEK	584	USD	79	09/16/09	(2)

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
SEK	1,899	USD	243	09/16/09	(20)
SEK	9,186	USD	1,190	09/16/09	(83)
SEK	9,675	USD	1,261	09/16/09	(80)
SEK	23,871	USD	3,042	09/16/09	(267)
SEK	23,871	USD	3,042	09/16/09	(266)
SEK	28,418	USD	3,544	09/16/09	(395)
SEK	28,418	USD	3,542	09/16/09	(397)
SEK	31,053	USD	4,037	09/16/09	(267)
SEK	31,053	USD	4,037	09/16/09	(267)
SEK	31,053	USD	4,037	09/16/09	(267)
SEK	31,053	USD	4,037	09/16/09	(267)
SGD	4	USD	3	08/03/09	—
SGD	230	USD	159	08/05/09	—
SGD	11	USD	8	09/16/09	—
SGD	42	USD	29	09/16/09	—
SGD	58	USD	40	09/16/09	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					6,581

See accompanying notes which are an integral part of the quarterly report.

46	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Australia	$171,015,107	$432	$19,589	$171,035,128	4.2
Austria	2,816,217	—	—	2,816,217	0.1
Belgium	32,223,580	—	—	32,223,580	0.8
Bermuda	42,182,842	—	—	42,182,842	1.0
Brazil	82,133,369	—	—	82,133,369	2.0
Canada	100,534,275	—	—	100,534,275	2.4
Cayman Islands	13,385,923	—	—	13,385,923	0.4
China	51,871,552	—	—	51,871,552	1.2
Czech Republic	5,574,781	—	—	5,574,781	0.1
Denmark	34,762,749	—	—	34,762,749	0.8
Finland	21,660,687	—	—	21,660,687	0.5
France	381,738,147	—	—	381,738,147	9.3
Germany	277,660,785	—	—	277,660,785	6.7
Greece	7,868,953	—	—	7,868,953	0.2
Hong Kong	87,474,136	—	—	87,474,136	2.1
India	32,569,109	—	—	32,569,109	0.8
Indonesia	4,768,353	—	—	4,768,353	0.1
Ireland	13,620,441	—	—	13,620,441	0.3
Israel	14,941,441	—	—	14,941,441	0.4
Italy	87,088,044	—	—	87,088,044	2.0
Japan	615,692,416	—	—	615,692,416	15.0
Luxembourg	13,041,344	—	—	13,041,344	0.3
Malaysia	3,882,018	—	—	3,882,018	0.1
Mauritius	2,072,213	—	—	2,072,213	0.1
Mexico	20,214,799	—	—	20,214,799	0.5
Netherlands	114,020,845	—	256,318	114,277,163	2.8
Netherlands Antilles	304,751	—	—	304,751	—
New Zealand	1,747,002	—	—	1,747,002	0.1
Norway	11,301,912	—	—	11,301,912	0.3
Portugal	3,343,549	—	—	3,343,549	0.1
Russia	11,132,252	—	—	11,132,252	0.3
Singapore	77,762,609	—	—	77,762,609	1.9
South Africa	17,875,821	—	—	17,875,821	0.4
South Korea	36,506,330	79,494	—	36,585,824	0.9
Spain	140,121,621	—	—	140,121,621	3.4
Sweden	54,552,160	—	—	54,552,160	1.3
Switzerland	296,822,810	—	—	296,822,810	7.2
Taiwan	47,472,584	—	—	47,472,584	1.2
Thailand	3,497,456	—	—	3,497,456	0.1
Turkey	6,289,439	—	—	6,289,439	0.2
United Kingdom	617,294,279	—	—	617,294,279	15.0
United States	429,343,732	51,200,000	—	480,543,732	11.6
Other Securities	215,905,367	195,697,689	—	411,603,056	10.0

Total Investments	$4,206,087,800	$246,905,615	$275,907	$4,453,341,322	108.2

Russell International Developed Markets Fund

Balance as of 11/01/08	$718,463
Accrued discounts/(premiums)	—
Realized gain/(loss)	(359,168)
Net change in unrealized appreciation/(depreciation) from investments still held as of 07/31/09	188,226
Net purchases (sales)	(225,236)
Net transfers in and/or out of Level 3	(46,378)

Balance as of 07/31/09	$275,907

See accompanying notes which are an integral part of the quarterly report.

Russell International Developed Markets Fund	47

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.2%
Australia - 0.9%
Alumina, Ltd. - ADR	208,600	1,197
BHP Billiton, Ltd.	81,700	2,586
Centennial Coal Co., Ltd.	183,795	460
Minara Resources, Ltd. (Æ)	695,749	646
Mineral Deposits, Ltd. (Æ)	361,300	212
Rio Tinto, Ltd. (Ñ)	57,491	2,904

		8,005

Belgium - 0.3%
Anheuser-Busch InBev NV	72,750	2,895

Bermuda - 0.9%
Accenture, Ltd. Class A	23,700	831
Aspen Insurance Holdings, Ltd.	36,300	903
Axis Capital Holdings, Ltd.	81,400	2,317
Cheung Kong Infrastructure Holdings, Ltd. (Ñ)	83,996	306
GOME Electrical Appliances Holdings, Ltd. (Ñ)	6,311,879	1,824
Platinum Underwriters Holdings, Ltd.	28,200	952
RenaissanceRe Holdings, Ltd.	14,000	704
Warner Chilcott, Ltd. (Æ)	28,900	436

		8,273

Brazil - 2.2%
BM&F Bovespa SA	367,466	2,375
Centrais Eletricas Brasileiras SA - ADR (Æ)	150,350	2,070
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	25,275	852
Petroleo Brasileiro SA - ADR	214,900	7,242
Tam SA - ADR (Æ)(Ñ)	225,300	2,769
Vale SA Class B (Ñ)	261,500	4,498

		19,806

Canada - 2.5%
Alamos Gold, Inc. (Æ)	46,200	413
Barrick Gold Corp.	149,530	5,220
Biovail Corp.	37,100	494
Cameco Corp.	72,570	2,007
Canadian Natural Resources, Ltd.	19,200	1,154
CGI Group, Inc. Class A (Æ)	37,504	381
Eastern Platinum, Ltd. (Æ)	1,365,125	748
EnCana Corp.	29,000	1,556
Gabriel Resources, Ltd. (Æ)	1,761,985	3,042
Inmet Mining Corp.	16,200	679
Ivanhoe Mines, Ltd. (Æ)	44,900	362
Laurentian Bank of Canada	17,000	564
Metro, Inc.	34,400	1,078
Moto Goldmines, Ltd. (Æ)	164,075	769
National Bank of Canada (Ñ)	35,900	1,936
Open Text Corp. (Æ)(Ñ)	7,600	288
Toronto-Dominion Bank (The) (Ñ)	42,100	2,466

		23,157

	Principal Amount ($) or Shares	Market Value $
Cayman Islands - 0.6%
Endeavor Financial Corp. (Æ)	503,811	743
Fresh Del Monte Produce, Inc. (Æ)	74,400	1,593
Hutchison Telecommunications International, Ltd. (Ñ)	5,787,000	1,516
Seagate Technology	151,900	1,829

		5,681

China - 0.9%
Beijing Capital International Airport Co., Ltd. Class H (Æ)	232,000	165
China Construction Bank Corp. Class H	8,915,000	7,189
Geely Automobile Holdings, Ltd.	1,184,455	290
PetroChina Co., Ltd. - ADR	6,825	804

		8,448

Denmark - 0.0%
H Lundbeck A/S	9,387	182

Egypt - 0.3%
Orascom Telecom Holding SAE	465,265	3,082

Finland - 0.8%
Fortum OYJ (Ñ)	265,446	6,148
UPM-Kymmene OYJ	82,100	860

		7,008

France - 3.5%
BNP Paribas	22,532	1,643
Compagnie Generale des Etablissements Michelin Class B	36,875	2,662
EDF SA	13,700	679
Groupe Danone SA	89,080	4,780
LVMH Moet Hennessy Louis Vuitton SA	22,400	2,021
Pernod-Ricard SA (Ñ)	71,226	5,535
Publicis Groupe (Ñ)	109,000	3,875
Sanofi-Aventis SA	51,170	3,352
Sanofi-Aventis SA - ADR	82,475	2,692
Technip SA	22,280	1,347
Thales SA	36,125	1,527
Total SA (Ñ)	27,342	1,516
Unibail-Rodamco SE (ö)(Ñ)	2,662	465

		32,094

Germany - 3.1%
Allianz SE	41,862	4,129
Bayerische Motoren Werke AG	43,200	1,997
Daimler AG	98,300	4,549
Deutsche Telekom AG - ADR	95,707	1,224
E.ON AG	229,305	8,681
Hannover Rueckversicherung AG (Æ)	33,812	1,376
RWE AG	9,681	818
SAP AG	96,700	4,548
Software AG	11,993	897

		28,219

48	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Greece - 0.4%
National Bank of Greece SA (Æ)	104,159	3,041
Public Power Corp. SA (Æ)	34,403	750

		3,791

Hong Kong - 0.5%
Chaoda Modern Agriculture Holdings, Ltd.	890,640	602
Cheung Kong Holdings, Ltd.	51,000	659
China Pharmaceutical Group, Ltd.	1,146,000	654
Hang Seng Bank, Ltd.	72,100	1,171
Hutchison Telecommunications Hong Kong Holdings, Ltd. (Æ)(Ñ)	7,492,000	1,160
New World Development, Ltd.	202,000	482

		4,728

India - 1.3%
Bajaj Finserv, Ltd.	285,000	2,016
Container Corp. of India	44,047	1,011
GMR Infrastructure, Ltd. (Æ)	1,828,100	5,446
ICICI Bank, Ltd. - ADR	32,085	1,006
Tata Motors, Ltd. - ADR	119,300	1,259
United Spirits, Ltd.	61,304	1,301

		12,039

Ireland - 0.5%
Elan Corp. PLC - ADR (Æ)(Ñ)	227,600	1,794
Governor & Co. of the Bank of Ireland (The) (Æ)	896,700	2,557

		4,351

Israel - 1.0%
Teva Pharmaceutical Industries, Ltd. - ADR	167,200	8,918

Italy - 1.7%
Enel SpA	245,095	1,332
ERG SpA	65,100	964
Intesa Sanpaolo SpA (Æ)	2,671,167	9,946
Luxottica Group SpA (Æ)	80,000	2,002
Telecom Italia SpA	1,143,547	1,431

		15,675

Japan - 8.4%
Advantest Corp.	60,000	1,309
Aeon Mall Co., Ltd. (Ñ)	161,100	3,405
Alpen Co., Ltd.	20,100	356
Asahi Breweries, Ltd.	82,800	1,317
Astellas Pharma, Inc.	16,500	629
Canon, Inc.	73,600	2,746
Cosmo Oil Co., Ltd. (Ñ)	332,000	993
Daiwa Securities Group, Inc.	908,500	5,377
Fast Retailing Co., Ltd.	4,100	532
Fields Corp.	320	434
Fuji Heavy Industries, Ltd.	101,000	408
Hakuhodo DY Holdings, Inc.	4,850	266
Honda Motor Co., Ltd.	62,100	2,002
Itochu Corp.	479,000	3,584

	Principal Amount ($) or Shares	Market Value $
JS Group Corp.	34,600	537
Kao Corp.	94,000	2,131
KDDI Corp.	410	2,175
Kirin Holdings Co., Ltd.	60,000	898
Mitsubishi Corp.	177,500	3,545
Mitsui & Co., Ltd.	173,700	2,179
Mizuho Financial Group, Inc.	569,900	1,295
Nintendo Co., Ltd. (Ñ)	12,000	3,245
Nippon Oil Corp.	124,000	658
Nippon Telegraph & Telephone Corp.	211,100	8,723
Nipro Corp. (Ñ)	22,000	454
Nissan Motor Co., Ltd.	118,800	865
Nissin Foods Holdings Co, Ltd.	25,900	827
Nomura Holdings, Inc.	351,200	3,077
NTT DoCoMo, Inc. (Ñ)	1,579	2,289
ORIX Corp.	11,520	729
Pacific Metals Co., Ltd.	142,000	1,133
Panasonic Corp.	95,200	1,509
Ricoh Co., Ltd. (Ñ)	31,000	407
Rohm Co., Ltd. (Ñ)	41,200	3,065
Sekisui House, Ltd.	178,000	1,678
Sumitomo Corp. (Ñ)	190,600	1,887
Sumitomo Trust & Banking Co., Ltd. (The)	109,000	597
Toho Holdings Co., Ltd. (Ñ)	38,300	516
Toppan Printing Co., Ltd.	113,000	1,154
Toyota Motor Corp.	172,800	7,286
TV Asahi Corp.	411	631

		76,848

Luxembourg - 0.4%
ArcelorMittal	17,467	629
Stolt-Nielsen SA	194,500	2,554

		3,183

Mexico - 2.3%
America Movil SAB de CV Series L	333,400	14,340
Fomento Economico Mexicano SAB de CV - ADR	41,200	1,590
Grupo Financiero Banorte SAB de CV Class O (Ñ)	1,135,500	2,800
Grupo Televisa SA - ADR	148,000	2,677

		21,407

Netherlands - 0.4%
Akzo Nobel NV	44,700	2,453
TNT NV	38,488	914

		3,367

Netherlands Antilles - 0.5%
Schlumberger, Ltd.	76,200	4,077

Norway - 0.4%
Fred Olsen Energy ASA (Ñ)	24,200	880
Marine Harvest (Æ)	3,200,730	2,010
StatoilHydro ASA - ADR	39,800	854

		3,744

Russell Global Equity Fund	49

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Panama - 0.5%
Carnival Corp.	157,800	4,417

Papua New Guinea - 0.5%
Lihir Gold, Ltd. (Æ)	1,755,300	4,066

Russia - 0.5%
Gazprom OAO - ADR	202,840	4,189

Singapore - 0.3%
Singapore Telecommunications, Ltd.	1,190,000	2,894

South Africa - 0.5%
AngloGold Ashanti, Ltd. - ADR	65,820	2,580
Gold Fields, Ltd.	154,510	1,841

		4,421

South Korea - 0.5%
Hanwha Chem Corp.	43,140	491
Korea Electric Power Corp. - ADR	135,600	1,813
KT Corp. - ADR	33,260	534
LG Chem, Ltd.	14,697	1,819

		4,657

Spain - 1.7%
Banco Bilbao Vizcaya Argentaria SA	73,858	1,213
Banco Santander SA (Ñ)	116,200	1,683
Endesa SA	46,054	1,223
Iberdrola Renovables SA (Ñ)	1,138,030	5,255
Iberdrola SA	336,225	2,885
Telefonica SA	142,900	3,555

		15,814

Sweden - 0.8%
Assa Abloy AB Class B	129,419	2,134
Electrolux AB (Æ)	92,600	1,733
Svenska Cellulosa AB Class B	103,800	1,334
Swedish Match AB	128,200	2,447

		7,648

Switzerland - 6.8%
ABB, Ltd. (Æ)	162,638	2,971
ACE, Ltd.	60,400	2,963
Adecco SA	87,900	4,236
Compagnie Financiere Richemont SA	213,700	5,251
Credit Suisse Group AG	103,164	4,875
Givaudan SA	3,000	2,006
Julius Baer Holding AG	142,600	6,792
Nestle SA	176,247	7,253
Noble Corp.	108,100	3,660
Novartis AG	91,037	4,169
Roche Holding AG	48,979	7,723
Transocean, Ltd. (Æ)	44,491	3,546
UBS AG (Æ)	360,630	5,280
Zurich Financial Services AG	7,096	1,394

		62,119

	Principal Amount ($) or Shares	Market Value $
Taiwan - 0.2%
MediaTek, Inc.	134,268	1,930

Thailand - 0.1%
Bangkok Bank PCL	233,900	773
Krung Thai Bank PCL	2,004,600	495

		1,268

Turkey - 0.2%
Turk Hava Yollari	303,688	479
Turkcell Iletisim Hizmet AS - ADR	57,475	907

		1,386

United Kingdom - 8.0%
AstraZeneca PLC	97,978	4,588
AstraZeneca PLC - ADR	17,181	798
Aviva PLC	201,671	1,182
BAE Systems PLC	350,667	1,798
BG Group PLC	200,678	3,349
BP PLC	317,052	2,633
BP PLC - ADR	17,742	888
British Sky Broadcasting Group PLC	367,900	3,356
Diageo PLC	158,300	2,480
Experian PLC	345,699	2,853
GlaxoSmithKline PLC	106,300	2,040
HSBC Holdings PLC	460,673	4,661
Mondi PLC	275,017	1,217
Next PLC	57,255	1,631
Pearson PLC	149,150	1,728
Petrofac, Ltd.	94,507	1,185
Prudential PLC	129,316	968
Rolls-Royce Group PLC (Æ)(Ñ)	1,824,532	12,625
Royal Dutch Shell PLC Class B	182,277	4,732
Tesco PLC	646,216	3,967
Unilever PLC	161,864	4,272
Vodafone Group PLC	1,214,953	2,490
Vodafone Group PLC - ADR	40,900	842
WPP PLC	921,528	7,108

		73,391

United States - 39.8%
3M Co.	19,700	1,389
Activision Blizzard, Inc. (Æ)	108,500	1,242
Advance Auto Parts, Inc.	12,000	555
Aeropostale, Inc. (Æ)(Ñ)	24,300	885
Aetna, Inc.	13,277	358
AGCO Corp. (Æ)	51,925	1,634
Alcoa, Inc.	93,475	1,099
Altria Group, Inc.	52,500	920
Amazon.com, Inc. (Æ)(Ñ)	66,300	5,686
Ameren Corp.	40,025	1,018
Amgen, Inc. (Æ)	57,900	3,608
Annaly Capital Management, Inc. (ö)	103,900	1,751
AON Corp.	79,100	3,120
Apache Corp.	11,700	982
Apollo Group, Inc. Class A (Æ)	8,800	608
Apple, Inc. (Æ)	75,000	12,254

50	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Applied Materials, Inc.	102,500	1,415
Atwood Oceanics, Inc. (Æ)	24,400	704
Autodesk, Inc. (Æ)	79,500	1,734
Baker Hughes, Inc.	81,700	3,309
Bank of America Corp.	374,213	5,535
Bank of New York Mellon Corp. (The)	172,600	4,719
Baxter International, Inc.	81,500	4,594
Bed Bath & Beyond, Inc. (Æ)(Ñ)	91,300	3,173
Best Buy Co., Inc. (Ñ)	102,100	3,815
BJ Services Co.	74,700	1,059
Boeing Co. (The)	32,500	1,395
Bristol-Myers Squibb Co.	99,300	2,159
Caterpillar, Inc. (Ñ)	123,400	5,437
CB Richard Ellis Group, Inc. Class A (Æ)	135,900	1,481
Celgene Corp. (Æ)	53,400	3,042
Cephalon, Inc. (Æ)(Ñ)	50,800	2,979
CF Industries Holdings, Inc.	22,900	1,808
Chevron Corp.	12,800	889
Chubb Corp.	12,500	577
Cisco Systems, Inc. (Æ)	256,500	5,646
Coca-Cola Co. (The)	79,000	3,937
Compass Minerals International, Inc.	11,000	585
ConocoPhillips	50,745	2,218
Consol Energy, Inc.	18,250	648
Constellation Brands, Inc. Class A (Æ)	34,900	477
Corning, Inc.	134,000	2,278
Discover Financial Services	145,200	1,725
Earthlink, Inc. (Ñ)	148,200	1,252
eBay, Inc. (Æ)	86,735	1,843
ENSCO International, Inc.	21,900	830
EOG Resources, Inc.	34,500	2,554
Exxon Mobil Corp.	39,900	2,809
Fifth Third Bancorp	151,581	1,440
Franklin Resources, Inc.	62,300	5,525
Freeport-McMoRan Copper & Gold, Inc. Class B	41,742	2,517
Genuine Parts Co.	25,400	900
Gilead Sciences, Inc. (Æ)	138,100	6,757
Goldman Sachs Group, Inc. (The)	38,100	6,222
Google, Inc. Class A (Æ)	15,500	6,867
Gulfmark Offshore, Inc. (Æ)	11,200	358
Healthspring, Inc. (Æ)	80,500	1,017
Hewlett-Packard Co.	277,200	12,003
Home Depot, Inc.	96,700	2,508
Humana, Inc. (Æ)	24,500	805
Illinois Tool Works, Inc.	59,100	2,397
Intel Corp.	546,400	10,518
International Business Machines Corp.	62,600	7,382
James River Coal Co. (Æ)	24,300	451
Jarden Corp. (Æ)	28,100	693
JPMorgan Chase & Co.	570,221	22,039
Juniper Networks, Inc. (Æ)	361,700	9,451
Kimberly-Clark Corp.	41,300	2,414
Kroger Co. (The)	43,385	928
Lincare Holdings, Inc. (Æ)(Ñ)	18,700	490
Loews Corp.	27,375	822
Lubrizol Corp.	20,500	1,188
Mastercard, Inc. Class A (Ñ)	26,900	5,219
McDonald’s Corp.	143,000	7,874

	Principal Amount ($) or Shares	Market Value $
McKesson Corp.	21,600	1,105
Microsoft Corp.	293,270	6,898
Monsanto Co.	29,600	2,486
Morgan Stanley	12,200	348
Murphy Oil Corp. (Ñ)	82,400	4,796
National Oilwell Varco, Inc. (Æ)	82,800	2,976
Newmont Mining Corp.	113,625	4,698
Nike, Inc. Class B	84,630	4,793
Northern Trust Corp.	82,400	4,928
NVR, Inc. (Æ)(Ñ)	4,200	2,525
Omnicare, Inc.	15,400	368
Oracle Corp.	220,700	4,884
Owens-Illinois, Inc. (Æ)	28,800	977
Peabody Energy Corp.	43,966	1,456
Pfizer, Inc.	625,725	9,968
Philip Morris International, Inc.	41,800	1,948
Polo Ralph Lauren Corp.	59,100	3,726
Praxair, Inc.	42,300	3,307
Protective Life Corp.	36,901	552
QUALCOMM, Inc.	21,600	998
Red Hat, Inc. (Æ)(Ñ)	84,000	1,918
Reynolds American, Inc.	54,800	2,384
Rock-Tenn Co. Class A	11,600	522
Ross Stores, Inc. (Ñ)	48,200	2,125
Smith International, Inc.	100,200	2,518
Smithfield Foods, Inc. (Æ)	128,500	1,741
Starwood Hotels & Resorts Worldwide, Inc. (ö)	104,700	2,472
Syniverse Holdings, Inc. (Æ)	29,500	517
Target Corp.	64,700	2,822
Tech Data Corp. (Æ)	23,395	817
Tesoro Corp.	25,475	333
Tiffany & Co.	79,600	2,374
TJX Cos., Inc.	134,100	4,858
Toll Brothers, Inc. (Æ)	58,400	1,142
Travelers Cos., Inc. (The)	66,100	2,847
Tyson Foods, Inc. Class A	193,870	2,216
Union Pacific Corp.	143,725	8,267
United Online, Inc.	64,201	589
United Technologies Corp.	43,000	2,342
Viacom, Inc. Class B (Æ)	33,281	771
Wal-Mart Stores, Inc.	179,000	8,929
WellPoint, Inc. (Æ)	153,100	8,059
Wells Fargo & Co.	33,500	819
XTO Energy, Inc.	61,800	2,486
Yum! Brands, Inc.	91,400	3,241

		363,366

Total Common Stocks (cost $843,001)		860,544

Preferred Stocks - 0.2%
Brazil - 0.2%
Centrais Eletricas Brasileiras SA (Æ)	35,600	492
Tim Participacoes SA	483,150	1,077

Total Preferred Stocks (cost $1,465)		1,569

Russell Global Equity Fund	51

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Warrants & Rights - 0.0%
Cayman Islands - 0.0%
Endeavor Financial Corp. 2014 Warrants	252	101

Total Warrants & Rights (cost $696)		101

Short-Term Investments - 5.0%
United States - 5.0%
Russell Investment Company Russell Money Market Fund	34,499,000	34,499
State Street Euro Commercial Paper (ç)(ž) 0.010% due 08/03/09	11,000	11,000

Total Short-Term Investments (cost $45,499)		45,499

Other Securities - 12.1%
Russell Investment Company Russell Money Market Fund (×)	57,928,446	57,928
State Street Securities Lending Trust (×)	53,359,203	52,507

Total Other Securities (cost $111,287)		110,435

Total Investments - 111.5% (identified cost $1,001,948)		1,018,148

Other Assets and Liabilities, Net - (11.5%)		(105,207)

Net Assets - 100.0%		912,941

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the quarterly report.

52	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
EUR STOXX 50 Index (EMU)	276	EUR	7,275	09/09	831
FTSE-100 Index (UK)	64	GBP	2,929	09/09	289
Hang Seng Index (Hong Kong)	6	HKD	6,109	08/09	10
S&P 500 E-Mini Index (CME)	362	USD	17,818	09/09	944
S&P 500 Index (CME)	24	USD	5,906	09/09	287
SPI 200 Index (Australia)	20	AUD	2,104	09/09	114
TOPIX Index (Japan)	55	JPY	525,525	09/09	242
TSE 60 Index (Canada)	20	CAD	2,611	09/09	44

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					2,761

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	53

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	162	AUD	196	08/06/09	2
USD	80	AUD	100	09/16/09	3
USD	163	AUD	200	09/16/09	4
USD	362	AUD	447	09/16/09	10
USD	363	AUD	447	09/16/09	10
USD	363	AUD	447	09/16/09	10
USD	363	AUD	447	09/16/09	9
USD	363	AUD	447	09/16/09	10
USD	363	AUD	447	09/16/09	10
USD	91	CAD	99	08/04/09	1
USD	612	CAD	660	08/06/09	—
USD	88	CAD	100	09/16/09	5
USD	502	CAD	553	09/16/09	10
USD	502	CAD	553	09/16/09	11
USD	502	CAD	553	09/16/09	11
USD	502	CAD	553	09/16/09	11
USD	502	CAD	553	09/16/09	11
USD	502	CAD	553	09/16/09	11
USD	95	CHF	103	08/03/09	1
USD	395	CHF	429	08/03/09	6
USD	61	EUR	58	08/03/09	22
USD	974	EUR	690	08/03/09	10
USD	408	EUR	290	08/04/09	5
USD	1,159	EUR	813	08/05/09	—
USD	282	EUR	200	09/16/09	3
USD	418	EUR	300	09/16/09	10
USD	426	EUR	300	09/16/09	2
USD	557	EUR	400	09/16/09	14
USD	694	EUR	500	09/16/09	19
USD	976	EUR	700	09/16/09	22
USD	2,137	EUR	1,525	09/16/09	37
USD	2,137	EUR	1,525	09/16/09	37
USD	2,137	EUR	1,525	09/16/09	37
USD	2,137	EUR	1,525	09/16/09	37
USD	2,137	EUR	1,525	09/16/09	37
USD	2,138	EUR	1,525	09/16/09	36
USD	28	GBP	20	08/03/09	4
USD	28	GBP	20	08/03/09	4
USD	193	GBP	118	08/03/09	4
USD	644	GBP	393	08/03/09	13
USD	432	GBP	262	08/04/09	5
USD	142	GBP	85	08/05/09	—
USD	194	GBP	116	08/05/09	—
USD	165	GBP	100	09/16/09	2
USD	403	GBP	250	09/16/09	15
USD	1,093	GBP	664	09/16/09	16
USD	1,093	GBP	664	09/16/09	16
USD	1,093	GBP	664	09/16/09	16
USD	1,093	GBP	664	09/16/09	16
USD	1,093	GBP	664	09/16/09	16
USD	1,094	GBP	664	09/16/09	16
USD	639	HKD	4,951	08/04/09	—
USD	566	JPY	53,498	08/04/09	(1)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,330	JPY	125,707	08/05/09	(2)
USD	1,845	JPY	175,811	08/05/09	13
USD	2,389	JPY	227,579	08/05/09	16
USD	104	JPY	10,000	09/16/09	2
USD	533	JPY	50,000	09/16/09	(4)
USD	1,140	JPY	111,833	09/16/09	42
USD	1,140	JPY	111,833	09/16/09	42
USD	1,140	JPY	111,833	09/16/09	42
USD	1,140	JPY	111,833	09/16/09	42
USD	1,140	JPY	111,833	09/16/09	42
USD	1,140	JPY	111,833	09/16/09	42
USD	821	SEK	6,085	08/04/09	23
USD	559	SEK	4,035	08/05/09	—
USD	4	THB	148	08/03/09	—
USD	478	TRY	703	08/04/09	—
AUD	22	USD	21	08/03/09	2
AUD	121	USD	101	08/06/09	(1)
AUD	150	USD	119	09/16/09	(6)
AUD	150	USD	116	09/16/09	(9)
AUD	300	USD	237	09/16/09	(14)
AUD	600	USD	474	09/16/09	(26)
CAD	32	USD	31	08/03/09	1
CAD	200	USD	174	09/16/09	(12)
CAD	200	USD	173	09/16/09	(13)
CAD	700	USD	632	09/16/09	(18)
DKK	3,235	USD	610	08/04/09	(9)
DKK	752	USD	104	08/05/09	(40)
EUR	97	USD	136	08/03/09	(2)
EUR	100	USD	141	09/16/09	(1)
EUR	200	USD	281	09/16/09	(4)
EUR	200	USD	284	09/16/09	(1)
EUR	250	USD	356	09/16/09	(1)
EUR	250	USD	350	09/16/09	(6)
EUR	300	USD	418	09/16/09	(9)
EUR	400	USD	553	09/16/09	(17)
EUR	500	USD	704	09/16/09	(9)
EUR	500	USD	700	09/16/09	(13)
EUR	800	USD	1,120	09/16/09	(20)
EUR	2,000	USD	2,825	09/16/09	(26)
GBP	173	USD	286	08/04/09	(3)
GBP	754	USD	1,242	08/04/09	(17)
GBP	110	USD	182	08/05/09	(2)
GBP	4,050	USD	6,764	08/05/09	(1)
GBP	100	USD	163	09/16/09	(4)
GBP	100	USD	164	09/16/09	(3)
GBP	250	USD	405	09/16/09	(13)
GBP	300	USD	490	09/16/09	(11)
GBP	800	USD	1,301	09/16/09	(35)
HKD	34	USD	4	08/03/09	—
HKD	49	USD	6	08/03/09	—
HKD	206	USD	27	08/03/09	—
HKD	1,152	USD	149	08/03/09	—
HKD	5,671	USD	732	08/03/09	—

See accompanying notes which are an integral part of the financial statements.

54	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
HKD	95	USD	12	08/04/09	—
HKD	177	USD	23	08/04/09	—
HKD	672	USD	87	08/04/09	—
HKD	7,894	USD	1,019	08/04/09	—
JPY	8,525	USD	97	08/03/09	7
JPY	85,067	USD	896	08/03/09	(3)
JPY	20,000	USD	208	09/16/09	(3)
JPY	30,000	USD	307	09/16/09	(10)
JPY	30,000	USD	313	09/16/09	(4)
JPY	30,000	USD	325	09/16/09	8
JPY	30,000	USD	321	09/16/09	3
JPY	140,000	USD	1,462	09/16/09	(18)
ZAR	5,785	USD	742	08/07/09	(4)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					549

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	55

Russell Investment Company

Russell Global Equity Fund

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Australia	$8,004,866	$—	$—	$8,004,866	0.9
Belgium	2,894,521	—	—	2,894,521	0.3
Bermuda	8,272,726	—	—	8,272,726	0.9
Brazil	21,376,014	—	—	21,376,014	2.4
Canada	22,593,314	564,168	—	23,157,482	2.5
Cayman Islands	4,937,591	—	844,167	5,781,758	0.6
China	8,448,309	—	—	8,448,309	0.9
Denmark	181,912	—	—	181,912	0.0
Egypt	3,081,919	—	—	3,081,919	0.3
Finland	7,008,101			7,008,101	0.8
France	32,093,669	—	—	32,093,669	3.5
Germany	28,218,738	—	—	28,218,738	3.1
Greece	3,790,644	—	—	3,790,644	0.4
Hong Kong	4,727,991	—	—	4,727,991	0.5
India	12,039,256	—	—	12,039,256	1.3
Ireland	4,350,711	—	—	4,350,711	0.5
Israel	8,918,448	—	—	8,918,448	1.0
Italy	15,674,513	—	—	15,674,513	1.7
Japan	76,848,267	—	—	76,848,267	8.4
Luxembourg	3,183,046	—	—	3,183,046	0.4
Mexico	21,407,025	—	—	21,407,025	2.3
Netherlands	3,366,741	—	—	3,366,741	0.4
Netherlands Antilles	4,076,700	—	—	4,076,700	0.5
Norway	3,744,417	—	—	3,744,417	0.4
Panama	4,416,822			4,416,822	0.5
New Guinea	4,066,484			4,066,484	0.5
Russia	4,188,646	—	—	4,188,646	0.5
Singapore	2,894,069	—	—	2,894,069	0.3
South Africa	4,420,924	—	—	4,420,924	0.5
South Korea	4,656,671	—	—	4,656,671	0.5
Spain	15,814,400	—	—	15,814,400	1.7
Sweden	7,648,124	—	—	7,648,124	0.8
Switzerland	62,119,326	—	—	62,119,326	6.8
Taiwan	1,929,632	—	—	1,929,632	0.2
Thailand	1,268,069	—	—	1,268,069	0.1
Turkey	1,385,936	—	—	1,385,936	0.2
United Kingdom	73,390,976	—	—	73,390,975	8.0
United States	397,864,805	11,000,000	—	408,864,805	44.8
Other Securities	57,928,446	52,506,629	—	110,435,075	12.1

Total Investments	$953,232,769	$64,070,797	$844,167	$1,018,147,733	111.5

Other Assets and Liabilities, Net					(11.5)

					100.0

Russell Global Equity Fund
Balance as of 11/01/08	$—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Net change in unrealized appreciation/(depreciation) from investments still held as of 07/31/09	115,259
Net purchases (sales)	—
Net transfers in and/or out of Level 3	728,908

Balance as of 07/31/09	$844,167

See accompanying notes which are an integral part of the financial statements.

56	Russell Global Equity Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 89.8%
Austria - 0.1%
Wienerberger AG (Æ)	45,923	765

Bermuda - 1.2%
C C Land Holdings, Ltd.	1,355,000	1,018
Central European Media Enterprises, Ltd. Class A (Æ)	1,850	39
Cnpc Hong Kong, Ltd.	2,150,000	2,178
Cosan, Ltd. (Æ)	99,200	667
Cosco International Holdings, Ltd.	1,212,000	572
Credicorp, Ltd.	64,197	4,282
GOME Electrical Appliances Holdings, Ltd. (Ñ)	3,098,680	896
Li & Fung, Ltd.	268,000	790
Shangri-La Asia, Ltd. (Ñ)	498,000	794
Yue Yuen Industrial Holdings, Ltd.	1,036,500	2,815

		14,051

Brazil - 8.9%
Amil Participacoes SA (Æ)	210,184	1,205
Anhanguera Educacional Participacoes SA (Æ)	191,015	1,894
Banco Bradesco SA - ADR (Ñ)	253,100	3,991
Banco do Brasil SA	773,877	9,805
BM&F Bovespa SA	1,139,029	7,362
Brasil Foods SA (Æ)	107,709	2,390
Centrais Eletricas Brasileiras SA (Æ)	184,200	2,833
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	48,252	2,258
Cia de Bebidas das Americas - ADR	6,600	464
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	267,740	4,506
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	22,125	746
Cia de Saneamento de Minas Gerais-COPASA (Æ)	84,100	1,138
Cia Siderurgica Nacional SA (Æ)	48,970	1,261
Companhia Brasileira de Meios de Pagamento (Æ)	111,200	1,067
Gerdau SA - ADR	78,800	920
Global Village Telecom Holding SA (Æ)	24,700	481
Itau Unibanco Holding SA - ADR (Ñ)	311,214	5,568
JBS SA	521,600	2,072
Lojas Renner SA	155,700	2,287
Marfrig Alimentos SA (Æ)	125,782	1,066
MRV Engenharia e Participacoes SA	20,900	356
Natura Cosmeticos SA	17,500	250
Petroleo Brasileiro SA	43,200	893
Petroleo Brasileiro SA - ADR	591,640	22,325
Redecard SA	226,700	3,372
Rossi Residencial SA	303,000	1,754
Souza Cruz SA (Æ)	75,200	2,559
Sul America SA	45,200	788
Tele Norte Leste Participacoes SA - ADR	43,684	672
Tractebel Energia SA (Æ)	95,089	981
Usinas Siderurgicas de Minas Gerais SA	111,300	2,750

	Principal Amount ($) or Shares	Market Value $
Vale SAClass B(Ñ)	660,140	12,607
Weg SA	119,000	963

		103,584

Canada - 0.4%
First Quantum Minerals, Ltd. (Ñ)	72,168	4,807

Cayman Islands - 3.5%
Agile Property Holdings, Ltd. (Ñ)	2,826,000	3,997
Alibaba.com, Ltd. (Æ)(Ñ)	1,115,500	2,559
Belle International Holdings, Ltd.	3,012,500	3,051
China Mengniu Dairy Co., Ltd. (Æ)	262,000	627
China Shanshui Cement Group, Ltd.	1,697,000	1,104
Hengan International Group Co., Ltd.	914,000	5,319
Hidili Industry International Development, Ltd. (Æ)	1,499,000	1,731
Kingboard Chemical Holdings, Ltd.	265,000	841
Lifestyle International Holdings, Ltd.	735,500	1,116
Lonking Holdings, Ltd.	4,411,000	3,119
Mindray Medical International, Ltd. - ADR	37,400	1,112
Pacific Textile Holdings, Ltd. (Ñ)	661,000	237
Parkson Retail Group, Ltd.	2,875,973	4,802
Shimao Property Holdings, Ltd. (Ñ)	986,500	1,983
Sina Corp. (Æ)	39,600	1,314
Tencent Holdings, Ltd. (Ñ)	611,200	8,249

		41,161

Chile - 0.9%
Banco Santander Chile - ADR (Ñ)	85,288	4,188
Embotelladora Andina SA - ADR	53,300	959
Enersis SA - ADR	91,361	1,753
SACI Falabella	136,887	563
Sociedad Quimica y Minera de Chile SA - ADR (Ñ)	82,500	2,953

		10,416

China - 7.0%
Angang Steel Co., Ltd. Class H	542,000	1,230
Anhui Conch Cement Co., Ltd. Class H (Ñ)	533,652	3,863
Bank of China, Ltd.	2,975,000	1,482
Bank of Communications Co., Ltd. Class H	1,476,000	1,817
China Communications Construction Co., Ltd. Class H (Ñ)	2,019,000	2,621
China Construction Bank Corp. Class H	5,038,000	4,063
China Life Insurance Co., Ltd. Class H (Ñ)	1,205,000	5,341
China Merchants Bank Co., Ltd.	241,150	567
China National Building Material Co., Ltd. Class H	1,102,000	2,400
China Petroleum & Chemical Corp. - ADR (Ñ)	6,002	536
China Petroleum & Chemical Corp. Class H (Ñ)	4,562,000	4,097
China Shenhua Energy Co., Ltd.	2,310,344	9,435
China Telecom Corp., Ltd. Class H (Ñ)	4,027,000	2,099
China Zhongwang Holdings, Ltd. (Æ)	1,698,000	2,274
Dongfeng Motor Group Co., Ltd. Class H	2,422,000	2,581
Guangzhou R&F Properties Co., Ltd. (Ñ)	409,600	903

Russell Emerging Markets Fund	57

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Huaneng Power International, Inc. Class H	1,800,000	1,419
Industrial & Commercial Bank of China	5,787,000	4,167
Jiangsu Expressway Co., Ltd. Class H	2,672,000	2,341
Jiangxi Copper Co., Ltd. Class H (Ñ)	482,000	1,112
Kingsoft Corp., Ltd.	494,000	499
PetroChina Co., Ltd. - ADR (Ñ)	37,079	4,366
PetroChina Co., Ltd. Class H (Ñ)	2,257,000	2,682
PICC Property & Casualty Co., Ltd. Class H (Æ)(Ñ)	3,338,000	2,606
Ping An Insurance Group Co. of China, Ltd. Class H	244,100	2,167
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	336,000	880
Shui On Land, Ltd.	2,119,500	1,502
Soho China, Ltd. (Ñ)	1,465,500	932
Suntech Power Holdings Co., Ltd. -ADR (Æ)	62,500	1,149
Uni-President China Holdings, Ltd.	2,120,000	1,231
Want Want China Holdings, Ltd.	570,820	340
Weiqiao Textile Co. Class H (Ñ)	1,488,500	939
Wumart Stores, Inc. Class H	252,000	366
Xingda International Holdings, Ltd.	2,388,000	887
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	4,366,000	6,783

		81,677

Colombia - 0.5%
BanColombia SA	160,900	1,295
BanColombia SA - ADR	123,538	3,967

		5,262

Czech Republic - 0.3%
CEZ AS	74,500	4,013

Egypt - 0.8%
Commercial International Bank	238,100	2,081
Egyptian Financial Group-Hermes Holding	171,170	780
Orascom Construction Industries	101,144	3,883
Orascom Construction Industries - GDR	30,306	1,207
Telecom Egypt	360,140	1,147

		9,098

Greece - 0.3%
Coca Cola Hellenic Bottling Co. SA	166,644	3,800

Hong Kong - 4.1%
Beijing Enterprises Holdings, Ltd.	495,500	2,490
China Everbright, Ltd.	652,000	2,040
China Insurance International Holdings Co., Ltd. (Æ)	1,530,000	4,620
China Merchants Holdings International Co., Ltd. (Ñ)	232,658	768
China Mobile, Ltd.	523,193	5,495
China Mobile, Ltd. - ADR (Ñ)	72,780	3,819
China Overseas Land & Investment, Ltd. (Ñ)	2,163,667	5,338
China Pharmaceutical Group, Ltd.	1,952,000	1,113

	Principal Amount ($) or Shares	Market Value $
China Resources Enterprise	1,826,985	4,569
China Unicom Hong Kong, Ltd.	1,204,000	1,737
Chongqing Machinery & Electric Co., Ltd. (Æ)	5,757,537	1,144
CNOOC, Ltd.	4,738,000	6,370
CNOOC, Ltd. - ADR (Ñ)	1,153	154
Comba Telecom Systems Holdings, Ltd.	340,800	241
Lenovo Group, Ltd. (Ñ)	9,044,000	4,294
Shanghai Industrial Holdings, Ltd.	269,000	1,458
Sino-Ocean Land Holdings, Ltd.	1,727,500	1,846
Sinotrans Shipping, Ltd.	998,500	487

		47,983

Hungary - 0.7%
Magyar Telekom Telecommunications PLC	319,827	1,164
MOL Hungarian Oil and Gas NyRt (Æ)	43,279	3,188
MOL Hungarian Oil and Gas NyRt - ADR (Æ)	12,898	466
OTP Bank PLC (Æ)	106,095	2,271
Richter Gedeon Nyrt.	4,700	930

		8,019

India - 5.8%
Allahabad Bank	617,235	1,139
Andhra Bank	429,000	826
Axis Bank, Ltd.	115,000	2,200
Bajaj Auto, Ltd.	38,481	981
Bank of Baroda	220,000	1,996
BF Utilities, Ltd. (Æ)	15,751	256
Bharat Heavy Electricals, Ltd.	32,447	1,509
Bharti Airtel, Ltd.	369,670	3,162
Canara Bank	265,712	1,584
Container Corp. of India	63,825	1,465
Dish TV India, Ltd. (Æ)	3,716	3
Genesis Indian Investment Co., Ltd.	402,219	17,227
GMR Infrastructure, Ltd. (Æ)	257,822	768
Great Eastern Shipping Co., Ltd. (The) Class A	223,050	1,200
GVK Power & Infrastructure, Ltd. (Æ)	611,600	554
HCL Technologies, Ltd.	197,972	995
HDFC Bank, Ltd. - ADR (Ñ)	46,700	4,566
Hindustan Unilever, Ltd.	290,000	1,763
Housing Development Finance Corp.	43,302	2,290
ICICI Bank, Ltd. - ADR	72,100	2,260
Indian Overseas Bank	250,000	456
Infrastructure Development Finance Co., Ltd.	1,551	4
Ispat Industries, Ltd. (Æ)	996,068	465
Jaiprakash Associates, Ltd.	432,216	2,171
Kotak Mahindra Bank, Ltd.	20,692	283
Maruti Suzuki India, Ltd.	31,841	939
Mundra Port and Special Economic Zone, Ltd.	97,702	1,225
NTPC, Ltd.	464,830	2,090
Oriental Bank of Commerce	111,000	398
Petronet LNG, Ltd.	158,095	230
Punjab National Bank, Ltd.	153,000	2,202

58	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Reliance Industries, Ltd. - GDR (Æ)(Þ)	13,266	1,075
State Bank of India, Ltd. - GDR	12,197	915
Steel Authority of India, Ltd.	577,158	2,110
Sterlite Industries India, Ltd. - ADR	89,400	1,185
Sun TV Network, Ltd.	32,129	180
Suzlon Energy, Ltd. (Æ)	348,807	726
Tata Tea, Ltd.	24,200	430
Union Bank of India	484,000	2,361
United Spirits, Ltd.	43,477	923
Voltas, Ltd.	91,251	274

		67,386

Indonesia - 2.7%
Aneka Tambang Tbk PT	3,612,500	801
Astra Agro Lestari Tbk PT	217,500	423
Astra International Tbk PT	1,522,500	4,495
Bank Danamon Indonesia Tbk PT	1,361,009	662
Bank Mandiri Tbk PT	1,589,500	669
Bank Negara Indonesia Persero Tbk PT	5,264,500	1,003
Bank Rakyat Indonesia	10,849,090	7,980
Indah Kiat Pulp and Paper Corp. Tbk PT (Æ)	3,342,000	609
Indocement Tunggal Prakarsa Tbk PT	1,826,424	1,711
International Nickel Indonesia Tbk PT (Æ)	3,864,500	1,674
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	714,000	496
Ramayana Lestari Sentosa Tbk PT	6,191,492	343
Telekomunikasi Indonesia Tbk PT	7,686,672	6,932
Telekomunikasi Indonesia Tbk PT - ADR	64,470	2,277
Timah Tbk PT	4,478,000	947

		31,022

Israel - 2.7%
Alvarion, Ltd. (Æ)	75,345	297
Azorim-Investment Development & Construction Co., Ltd. (Æ)	35,657	146
Bezeq Israeli Telecommunication Corp., Ltd.	1,272,088	2,534
Cellcom Israel, Ltd.	24,300	683
Check Point Software Technologies (Æ)	22,302	595
Delek Automotive Systems, Ltd.	78,128	828
Elbit Systems, Ltd.	16,036	1,062
Israel Chemicals, Ltd.	586,136	6,676
Makhteshim-Agan Industries, Ltd.	478,637	2,446
Partner Communications Co., Ltd.	207,371	3,980
Teva Pharmaceutical Industries, Ltd. - ADR	233,598	12,460

		31,707

Luxembourg - 2.4%
Evraz Group SA - GDR	110,738	2,436
Genesis Smaller Companies	382,051	21,423
MHP SA - GDR (Æ)	60,749	516
Millicom International Cellular SA (Æ)	30,800	2,284
Reinet Investments SCA (Æ)	1	—
Tenaris SA - ADR (Ñ)	51,000	1,546

		28,205

	Principal Amount ($) or Shares	Market Value $
Malaysia - 1.1%
Bumiputra-Commerce Holdings BHD	1,310,063	4,017
Bursa Malaysia BHD	259,800	564
IGB Corp. BHD	1,650,100	834
KLCC Property Holdings BHD	256,000	230
KNM Group BHD	10,116,700	2,513
Kuala Lumpur Kepong BHD	142,200	504
Kulim Malaysia BHD	94,000	193
Lion Industries Corp. BHD	1,080,600	482
MISC BHD	141,700	354
PPB Group BHD	123,000	513
Public Bank BHD	642,331	1,891
Resorts World BHD (Æ)	284,900	238
TA Enterprise BHD	2,029,000	628

		12,961

Mexico - 3.7%
Alfa SAB de CV Class A (Ñ)	97,300	367
America Movil SAB de CV Series L	413,188	17,771
Coca-Cola Femsa SAB de CV	215,600	1,000
Corp. Moctezuma SAB de CV	307,098	648
Fomento Economico Mexicano SAB de CV	182,800	706
Fomento Economico Mexicano SAB de CV - ADR	77,537	2,993
Grupo Aeroportuario del Sureste SAB de CV - ADR (Ñ)	8,805	391
Grupo Famsa SAB de CV Class A (Æ)	2,300	3
Grupo Financiero Banorte SAB de CV Class O (Ñ)	2,038,190	5,026
Grupo Financiero Inbursa SA Class O	535,628	1,467
Grupo Mexico SAB de CV	732,037	1,036
Grupo Televisa SA - ADR	49,000	886
Megacable Holdings SAB de CV (Æ)	510,303	736
Urbi Desarrollos Urbanos SAB DE CV (Æ)(Ñ)	1,272,500	2,203
Wal-Mart de Mexico SAB de CV (Ñ)	1,613,684	5,491
Wal-Mart de Mexico SAB de CV - ADR (Ñ)	76,000	2,576

		43,300

Netherlands - 0.5%
New World Resources NV	259,010	1,687
X5 Retail Group NV - GDR (Æ)	284,548	4,581

		6,268

Nigeria - 0.3%
First City Monument Bank PLC	15,861,248	700
Guaranty Trust Bank PLC - GDR	183,556	934
Nigerian Breweries PLC	1,813,183	608
United Bank for Africa PLC	9,486,023	775

		3,017

Oman - 0.1%
Bank Muscat SAOG - GDR	158,243	1,115
National Bank of Oman, Ltd.	487,478	380

		1,495

Russell Emerging Markets Fund	59

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Panama - 0.1%
Copa Holdings SA Class A (Ñ)	39,300	1,593

Peru - 0.0%
Cia de Minas Buenaventura SA - ADR (Ñ)	8,352	218

Philippines - 0.2%
Megaworld Corp. (Æ)	20,720,000	594
Philippine Long Distance Telephone Co.	19,130	1,013
Philippine Long Distance Telephone Co. - ADR	14,540	766
Universal Robina Corp.	2,009,000	372

		2,745

Poland - 0.5%
Bank Pekao SA (Æ)	41,210	2,062
KGHM Polska Miedz SA	119,619	3,557

		5,619

Qatar - 0.1%
Commercial Bank of Qatar - GDR	138,500	492
Qatar National Bank SAQ	34,904	1,217

		1,709

Russia - 6.1%
Gazprom OAO - ADR	970,870	20,049
Kalina (Æ)	15,100	157
LSR Group - GDR (Æ)	127,200	509
Luka Kotor AD Kotor - ADR	253,909	12,695
Lukoil OAO - ADR	167,126	8,356
Magnit OAO	92,289	3,775
Magnitogorsk Iron & Steel Works - GDR	226,200	1,764
Mechel - ADR (Ñ)	81,622	872
MMC Norilsk Nickel - ADR (Æ)(Ñ)	211,066	2,113
Mobile Telesystems OJSC - ADR	63,394	2,662
NovaTek OAO - GDR	84,981	3,663
Novolipetsk Steel OJSC - GDR	33,183	859
Novorossiysk Commercial Sea Port - GDR (Å)	23,647	305
Novorossiysk Commercial Sea Port - GDR	147,138	1,898
Raspadskaya	429,007	1,115
Rosneft Oil Co. - GDR	454,418	2,777
Sberbank of Russian Federation	2,729,655	3,740
Seventh Continent (Æ)	41,351	289
Severstal - GDR	36,434	249
Surgutneftegaz - ADR (Ñ)	93,010	724
Vimpel-Communications - ADR (Æ)	184,500	2,493
VTB Bank OJSC - GDR	242,814	660

		71,724

Singapore - 0.3%
Yanlord Land Group, Ltd. (Ñ)	1,569,000	2,922

South Africa - 6.5%
ABSA Group, Ltd.	265,392	4,019
Adcock Ingram Holdings, Ltd.	119,834	710

	Principal Amount ($) or Shares	Market Value $
African Bank Investments, Ltd.	198,595	767
African Rainbow Minerals, Ltd.	31,704	537
AngloGold Ashanti, Ltd.	50,248	1,917
ArcelorMittal South Africa, Ltd. Class H	56,994	735
Astral Foods, Ltd.	45,058	623
Aveng, Ltd.	526,805	2,512
Bidvest Group, Ltd.	292,399	4,050
FirstRand, Ltd.	1,279,960	2,502
Foschini, Ltd.	79,700	604
Grindrod, Ltd.	77,020	154
Harmony Gold Mining Co., Ltd. - ADR (Æ)	43,800	406
Impala Platinum Holdings, Ltd.	173,907	4,213
Imperial Holdings, Ltd.	101,514	890
Investec, Ltd.	114,503	816
JD Group, Ltd. (Æ)	357,631	2,189
Lewis Group, Ltd.	151,600	996
Massmart Holdings, Ltd.	294,190	2,873
Mondi, Ltd.	311,633	1,438
MTN Group, Ltd.	445,847	7,354
Murray & Roberts Holdings, Ltd.	181,485	1,110
Nedbank Group, Ltd.	34,314	473
Netcare, Ltd. Class H (Æ)	535,159	735
Pick n Pay Stores, Ltd.	125,354	581
Pretoria Portland Cement Co., Ltd.	397,000	1,486
Remgro, Ltd.	71,224	738
Sanlam, Ltd.	418,326	1,066
Sasol, Ltd.	220,499	7,899
Shoprite Holdings, Ltd.	285,924	2,100
Standard Bank Group, Ltd.	1,235,180	14,864
Steinhoff International Holdings, Ltd.	219,394	435
Telkom SA, Ltd.	107,093	533
Tiger Brands, Ltd.	77,190	1,562
Truworths International, Ltd.	172,014	886
Woolworths Holdings, Ltd.	647,566	1,299

		76,072

South Korea - 10.0%
Amorepacific Corp.	899	493
Busan Bank	132,800	1,265
Daegu Bank	101,000	1,155
Dongbu Corp.	28,700	208
Dongbu Insurance Co., Ltd.	46,870	1,200
Dongkuk Steel Mill Co., Ltd.	26,150	675
Dongwon F&B Co., Ltd.	10,420	331
GS Holdings Corp. (Ñ)	41,610	1,116
Hana Financial Group, Inc.	185,190	5,277
Hanyang Securities Co., Ltd.	44,800	461
Honam Petrochemical Corp. (Ñ)	8,242	621
Hynix Semiconductor, Inc. (Æ)	178,000	2,551
Hyundai Development Co.	32,790	1,160
Hyundai Marine & Fire Insurance Co., Ltd. (Ñ)	180,070	2,822
Hyundai Mobis	16,193	1,707
Hyundai Motor Co. (Ñ)	80,529	5,776
Ilsung Pharmaceuticals Co., Ltd.	4,003	222
KB Financial Group, Inc. (Æ)	115,210	4,981
KB Financial Group, Inc.	12,683	165

60	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

KB Financial Group, Inc. - ADR (Ñ)	48,070	2,063
KCC Corp.	5,314	1,495
Kia Motors Corp. (Æ)	22,660	283
Korea Electric Power Corp. (Æ)	134,590	3,649
Korea Electric Power Corp. - ADR	951	13
Korea Line Corp. (Ñ)	29,354	1,501
Korea Zinc Co., Ltd.	2,146	246
Korean Reinsurance Co.	24,020	230
KT&G Corp. (Ñ)	33,509	1,945
Kwang Dong Pharmaceutical Co., Ltd.	131,100	346
LG Corp. Class H (Ñ)	25,484	1,374
LG Display Co., Ltd.	129,310	3,732
LG Electronics, Inc. Class H	11,475	1,210
LG Household & Health Care, Ltd. (Ñ)	16,806	3,017
LG Life Sciences, Ltd. (Æ)	4,709	232
LG Telecom, Ltd.	247,560	1,742
LIG Insurance Co., Ltd.	129,990	1,937
NHN Corp. (Æ)	9,215	1,339
POSCO	5,519	2,256
S&T Daewoo Co., Ltd. (Æ)	37,910	684
S-Oil Corp.	16,259	774
Samsung Electronics Co., Ltd. (Ñ)	47,888	28,229
Samsung Electronics Co., Ltd. - GDR	5,915	1,106
Samsung Electronics Co., Ltd. - GDR (Þ)	16,490	4,881
Samsung Fire & Marine Insurance Co., Ltd.	50,411	8,455
Samsung SDI Co., Ltd.	16,904	1,404
Samsung Techwin Co., Ltd.	11,367	652
Shinhan Financial Group Co., Ltd. (Æ)	159,757	5,411
Shinsegae Co., Ltd.	5,359	2,317
SK Holdings Co., Ltd.	4,883	437
Sungwoo Hitech Co., Ltd.	94,810	610
Taewoong Co., Ltd. (Ñ)	22,000	1,573

		117,329

Taiwan - 8.6%
A-DATA Technology Co., Ltd.	174,000	429
Alpha Networks, Inc.	335,000	294
Altek Corp.	1,061,000	1,957
AmTRAN Technology Co., Ltd.	479,000	330
Asia Polymer	457,000	285
Asia Vital Components Co., Ltd.	591,000	548
Asustek Computer, Inc.	281,353	446
AU Optronics Corp.	4,434,177	4,920
AU Optronics Corp. - ADR (Ñ)	370,093	4,123
Cathay Financial Holding Co., Ltd. - GDR (Æ)	21,971	338
Chi Mei Optoelectronics Corp. (Æ)	2,656,000	1,486
China Chemical & Pharmaceutical Co., Ltd.	718,000	517
China Development Financial Holding Corp.	2,111,000	517
Chinatrust Financial Holding Co., Ltd.	1,237,793	783
Chunghwa Picture Tubes	2,879,000	452
Chunghwa Telecom Co., Ltd.	257,877	517
Compal Electronics, Inc.	3,283,184	3,222
Coretronic Corp.	698,000	829
Delta Electronics, Inc.	1,220,970	3,163
Far Eastern Textile Co., Ltd.	1,120,999	1,264

	Principal Amount ($) or Shares	Market Value $
Formosa Chemicals & Fibre Corp.	568,820	889
Gigabyte Technology Co., Ltd.	1,296,000	903
HannStar Display Corp.	5,816,000	1,411
Holtek Semiconductor, Inc.	484,979	550
HON HAI Precision Industry Co., Ltd.	903,308	3,111
HTC Corp.	239,100	3,261
Kinsus Interconnect Technology Corp.	514,260	1,100
Lite-On Technology Corp.	210,000	239
Macronix International	2,838,000	1,484
MediaTek, Inc.	568,494	8,170
Merry Electronics Co., Ltd.	560,000	563
Nan Ya Plastics Corp.	910,991	1,173
Novatek Microelectronics Corp., Ltd.	297,000	831
Phihong Technology Co., Ltd.	846,000	529
Powertech Technology, Inc.	500,000	1,341
Quanta Storage, Inc.	107,540	206
Radiant Opto-Electronics Corp.	647,870	939
Sanyang Industry Co., Ltd. (Æ)	2,504,000	1,099
Siliconware Precision Industries Co.	1,763,475	2,370
Siliconware Precision Industries Co. - ADR	128,182	869
St. Shine Optical Co., Ltd. (Æ)	54,000	244
Synnex Technology International Corp.	1,398,100	2,715
Taiwan Fertilizer Co., Ltd. Class H	267,000	846
Taiwan Semiconductor Manufacturing Co., Ltd.	7,041,387	12,641
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	524,107	5,487
Teco Electric and Machinery Co., Ltd.	570,000	250
Tsann Kuen Enterprise Co., Ltd.	803,000	859
TSRC Corp.	433,000	510
U-Ming Marine Transport Corp.	609,000	1,153
Uni-President Enterprises Corp.	1,527,052	1,585
Unimicron Technology Corp.	1,181,620	1,340
United Microelectronics Corp.	10,941,718	4,853
United Microelectronics Corp. - ADR (Ñ)	717,920	2,441
Universal Scientific Industrial Co., Ltd.	3,083,000	1,193
Walsin Lihwa Corp. (Æ)	2,095,000	693
Wellypower Optronics Corp.	289,000	317
Wistron Corp.	1,629,671	3,249
Yuanta Financial Holding Co., Ltd.	2,717,000	1,954
Yung Shin Pharmaceutical Industrial Co., Ltd.	468,000	558

		100,346

Thailand - 1.8%
Charoen Pokphand Foods PCL	3,300,800	509
CP ALL PCL	2,291,799	1,125
Glow Energy PCL - GDR	415,300	363
Hana Microelectronics Pcl	623,500	346
Kasikornbank PCL	419,100	893
	258,400	607
Krung Thai Bank PCL	9,273,300	2,289
PTT Chemical PCL	936,932	1,652
PTT Exploration & Production PCL	630,900	2,596
PTT PCL	369,500	2,606
Ratchaburi Electricity Generating Holding PCL	270,600	306

Russell Emerging Markets Fund	61

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Regional Container Lines PCL (Æ)	252,500	72
Siam Commercial Bank PCL	1,591,088	3,612
Thai Beverage PCL	10,216,456	1,526
Thoresen Thai Agencies PCL	3,870,750	2,571
TPI Polene PCL (Æ)	1,356,100	283

		21,356

Turkey - 4.1%
Akbank TAS	355,500	2,006
Anadolu Efes Biracilik Ve Malt Sanayii AS	340,140	3,654
BIM Birlesik Magazalar AS	32,590	1,285
Cimsa Cimento Sanayi VE Tica	263,875	839
Dogan Sirketler Grubu Holdings (Æ)	7,305,835	5,563
Dogus Otomotiv Servis ve Ticaret AS (Æ)	128,495	376
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,307,511	1,360
Ford Otomotiv Sanayi AS	317,625	1,609
Haci Omer Sabanci Holding AS	347,383	1,299
Hurriyet Gazetecilik AS (Æ)	380,208	308
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Æ)	2,853,897	1,048
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	435,189	745
Trakya Cam Sanayi AS (Æ)	593,556	621
Tupras Turkiye Petrol Rafine	128,724	1,663
Turk Ekonomi Bankasi AS (Æ)	406,937	418
Turk Hava Yollari (Ñ)	2,566,142	4,047
Turkiye Garanti Bankasi AS (Æ)	3,142,980	11,111
Turkiye Is Bankasi Class C	537,894	1,865
Turkiye Vakiflar Bankasi Tao Class D (Æ)	1,587,652	3,346
Vestel Elektronik Sanayi (Æ)	1,106,665	1,256
Yapi ve Kredi Bankasi AS (Æ)	1,457,320	3,051

		47,470

United Arab Emirates - 0.1%
DP World, Ltd.	2,232,566	804

United Kingdom - 2.9%
Anglo American PLC	328,014	10,554
Antofagasta PLC	112,802	1,427
British American Tobacco PLC	1	—
Eurasian Natural Resources Corp.	237,231	3,422
Hikma Pharmaceuticals PLC	276,210	2,006
Old Mutual PLC (Æ)	4,122,000	6,544
SABMiller PLC	197,395	4,610
Standard Chartered PLC	46,005	1,092
Tullow Oil PLC	285,300	4,711

		34,366

United States - 0.4%
Central European Distribution Corp. (Æ)(Ñ)	75,410	2,165
CTC Media, Inc. (Æ)	63,000	779
Southern Copper Corp.	51,396	1,324

		4,268

	Principal Amount ($) or Shares	Market Value $
Zimbabwe - 0.1%
Delta Corp., Ltd. (Æ)	1,323,859	662

Total Common Stocks (cost $832,326)		1,049,200

Preferred Stocks - 4.5%
Brazil - 3.3%
Banco Bradesco SA	370,700	5,871
Brasil Telecom Participacoes SA (Æ)	379,200	3,236
Brasil Telecom SA (Æ)	110,000	790
Centrais Eletricas Brasileiras SA (Æ)	259,800	3,592
Cia de Bebidas das Americas	29,700	2,104
Cia Paranaense de Energia	79,400	1,213
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	48,000	895
Investimentos Itau SA	944,224	4,843
Itau Unibanco Holding SA	217,425	3,916
Petroleo Brasileiro SA	377,200	6,362
Tam SA (Æ)	34,200	420
Telemar Norte Leste SA	43,400	1,182
Ultrapar Participacoes SA	31,838	1,082
Usinas Siderurgicas de Minas Gerais SA	161,001	3,821

		39,327

Chile - 0.1%
Embotelladora Andina SA Class A	331,200	972

Colombia - 0.0%
BanColombia SA	7,200	58

Russia - 0.2%
AK Transneft OAO	3,170	1,506
URSA Bank	1,376,805	537

		2,043

South Korea - 0.9%
Samsung Electronics Co., Ltd. (Ñ)	28,638	10,831

Total Preferred Stocks (cost $43,476)		53,231

Warrants & Rights - 0.2%
United States - 0.2%
Far Eastern Textile Co., Ltd. (Þ) 2012 Warrants	608	684
HON HAI Precision Industry Co., Ltd. (Þ) 2012 Warrants	319	1,097

Total Warrants & Rights (cost $2,094)		1,781

62	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Certificates of Participation - 0.1%
Bahamas - 0.1%
Credit Suisse Group AG Equity Linked Note due 11/18/11	12,940	595

Total Certificates of Participation (cost $393)		595

Short-Term Investments - 4.4%
United States - 4.4%
Russell Investment Company Russell Money Market Fund	34,524,000	34,524
State Street Euro Commercial Paper (ç)(ž) 0.010% due 08/03/09	17,100	17,100

Total Short-Term Investments (cost $51,624)		51,624

Other Securities - 9.5%
Russell Investment Company Russell Money Market Fund (×)	58,420,131	58,420
State Street Securities Lending Quality Trust (×)	53,812,105	52,952

Total Other Securities (cost $112,232)		111,372

Total Investments - 108.5% (identified cost $1,042,145)		1,267,803

Other Assets and Liabilities, Net - (8.5%)		(99,231)

Net Assets - 100.0%		1,168,572

See accompanying notes which are an integral part of the quarterly report.

Russell Emerging Markets Fund	63

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Hang Seng Index (Hong Kong)	185	HKD	139,721	08/09	48
JSE-40 Index (South Africa)	290	ZAR	63,206	09/09	479
Kospi 200 Index Futures (South Korea)	145	KRW	14,732,000	09/09	1,634
Mexican Bolsa Index	210	MXN	56,994	09/09	217
MSCI Taiwan Index	390	USD	9,984	08/09	98
S&P CNX Nifty Index (SGX)	865	USD	8,051	08/09	116

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					2,592

See accompanying notes which are an integral part of the quarterly report.

64	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	37	BRL	69	08/03/09	—
USD	498	BRL	933	08/03/09	2
USD	137	BRL	256	08/04/09	—
USD	1,042	BRL	2,100	09/16/09	74
USD	2,899	BRL	5,900	09/16/09	237
USD	3,962	BRL	8,000	09/16/09	290
USD	3,969	BRL	8,000	09/16/09	283
USD	5,020	BRL	10,000	09/16/09	295
USD	66	HKD	509	08/04/09	—
USD	27	HUF	5,110	08/03/09	1
USD	20	HUF	3,867	08/04/09	—
USD	27	HUF	5,114	08/05/09	—
USD	32	HUF	5,885	08/05/09	—
USD	59	IDR	584,049	08/03/09	—
USD	18	IDR	180,380	08/04/09	—
USD	119	ILS	453	08/03/09	1
USD	355	INR	17,000	09/16/09	(1)
USD	626	INR	30,000	09/16/09	(3)
USD	1,312	INR	63,000	09/16/09	(2)
USD	1,463	INR	70,000	09/16/09	(8)
USD	2,292	INR	110,000	09/16/09	(5)
USD	2,523	INR	120,000	09/16/09	(29)
USD	635	KRW	800,000	09/16/09	16
USD	806	KRW	1,000,000	09/16/09	8
USD	875	KRW	1,100,000	09/16/09	20
USD	1,678	KRW	2,100,000	09/16/09	31
USD	4,441	KRW	5,500,000	09/16/09	36
USD	778	MXN	10,750	09/17/09	32
USD	778	MXN	10,750	09/17/09	31
USD	778	MXN	10,750	09/17/09	31
USD	780	MXN	10,750	09/17/09	29
USD	1,858	MXN	25,000	09/17/09	23
USD	597	PHP	28,713	08/05/09	—
USD	1	THB	24	08/03/09	—
USD	44	THB	1,493	08/03/09	—
USD	61	THB	2,092	08/03/09	—
USD	181	THB	6,168	08/03/09	—
USD	1	THB	27	08/04/09	—
USD	23	THB	792	08/04/09	—
USD	84	THB	2,848	08/04/09	—
USD	28	ZAR	219	08/03/09	—
USD	73	ZAR	567	08/03/09	—
USD	96	ZAR	745	08/03/09	—
USD	97	ZAR	753	08/03/09	—
USD	121	ZAR	938	08/03/09	—
USD	337	ZAR	2,630	08/03/09	2
USD	29	ZAR	231	08/04/09	—
USD	78	ZAR	612	08/04/09	1
USD	154	ZAR	1,210	08/04/09	2
USD	28	ZAR	221	08/05/09	1
USD	40	ZAR	319	08/05/09	1
USD	48	ZAR	379	08/05/09	1
USD	73	ZAR	578	08/05/09	2

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	21	ZAR	166	08/06/09	—
USD	29	ZAR	223	08/06/09	—
USD	30	ZAR	236	08/06/09	—
USD	117	ZAR	917	08/06/09	1
USD	23	ZAR	180	08/07/09	—
USD	27	ZAR	211	08/07/09	—
USD	50	ZAR	389	08/07/09	—
USD	186	ZAR	1,444	08/07/09	—
USD	1,072	ZAR	8,750	09/16/09	46
USD	1,075	ZAR	8,750	09/16/09	43
USD	1,076	ZAR	8,750	09/16/09	42
USD	1,076	ZAR	8,750	09/16/09	42
USD	1,078	ZAR	8,750	09/16/09	40
USD	1,078	ZAR	8,750	09/16/09	40
USD	1,224	ZAR	10,000	09/16/09	54
USD	3,062	ZAR	25,000	09/16/09	132
BRL	17	USD	9	08/03/09	—
BRL	118	USD	62	08/03/09	(1)
BRL	39	USD	21	08/04/09	—
BRL	286	USD	153	08/04/09	—
BRL	1,000	USD	488	09/16/09	(44)
BRL	2,000	USD	1,021	09/16/09	(42)
BRL	2,000	USD	990	09/16/09	(73)
BRL	2,000	USD	989	09/16/09	(74)
BRL	3,000	USD	1,531	09/16/09	(64)
HKD	163	USD	21	08/03/09	—
HKD	167	USD	22	08/03/09	—
HKD	233	USD	30	08/03/09	—
HKD	291	USD	38	08/03/09	—
HKD	1,250	USD	161	08/03/09	—
HKD	37	USD	5	08/04/09	—
HKD	517	USD	67	08/04/09	—
HKD	1,882	USD	243	08/04/09	—
IDR	390,756	USD	39	08/04/09	—
INR	5,000	USD	103	09/16/09	(1)
INR	20,000	USD	408	09/16/09	(8)
INR	20,000	USD	415	09/16/09	—
INR	20,000	USD	417	09/16/09	1
INR	60,000	USD	1,213	09/16/09	(34)
KRW	500,000	USD	381	09/16/09	(26)
KRW	1,000,000	USD	794	09/16/09	(20)
KRW	1,000,000	USD	785	09/16/09	(29)
KRW	1,000,000	USD	796	09/16/09	(18)
KRW	1,000,000	USD	795	09/16/09	(19)
KRW	1,000,000	USD	783	09/16/09	(31)
MXN	5,000	USD	366	09/17/09	(10)
MXN	5,000	USD	370	09/17/09	(6)
MXN	5,000	USD	377	09/17/09	1
MXN	5,000	USD	359	09/17/09	(18)
MYR	176	USD	50	08/03/09	—
THB	4,294	USD	126	08/04/09	—
ZAR	266	USD	34	08/03/09	—
ZAR	344	USD	44	08/03/09	—

See accompanying notes which are an integral part of the quarterly report.

Russell Emerging Markets Fund	65

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
ZAR	391	USD	50	08/03/09	—
ZAR	215	USD	27	08/04/09	—
ZAR	216	USD	27	08/04/09	—
ZAR	324	USD	41	08/04/09	(1)
ZAR	581	USD	74	08/04/09	(1)
ZAR	281	USD	36	08/05/09	(1)
ZAR	287	USD	36	08/05/09	(1)
ZAR	350	USD	44	08/05/09	(1)
ZAR	563	USD	72	08/06/09	(1)
ZAR	574	USD	73	08/06/09	(1)
ZAR	1,010	USD	129	08/06/09	(1)
ZAR	356	USD	46	08/07/09	—
ZAR	605	USD	78	08/07/09	—
ZAR	4,000	USD	510	09/16/09	(1)
ZAR	5,000	USD	611	09/16/09	(28)
ZAR	5,000	USD	598	09/16/09	(41)
ZAR	5,000	USD	636	09/16/09	(2)
ZAR	6,000	USD	727	09/16/09	(40)
ZAR	8,000	USD	954	09/16/09	(66)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					1,140

See accompanying notes which are an integral part of the quarterly report.

66	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

Bovespa Index Future	Goldman Sachs	500	Total Return of Underlying Security at Termination	09/08/12	676

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					676

See accompanying notes which are an integral part of the quarterly report.

Russell Emerging Markets Fund	67

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Austria	$765,158	$—	$—	$765,158	0.1
Bahamas	594,761			594,761	0.1
Bermuda	14,050,560		—	14,050,560	1.2
Brazil	142,911,979	—	—	142,911,979	12.2
Canada	4,806,734	—	—	4,806,734	0.4
Cayman Islands	41,160,993	—	—	41,160,993	3.5
Chile	11,388,340			11,388,340	1.0
China	81,677,135	—	—	81,677,135	7.0
Columbia	5,319,590			5,319,590	0.5
Czech Republic	4,012,780			4,012,780	0.3
Egypt	9,098,168	—	—	9,098,168	0.8
Greece	3,800,281	—	—	3,800,281	0.3
Hong Kong	47,983,442	—	—	47,983,442	4.1
Hungary	8,019,363			8,019,363	0.7
India	50,158,774	17,227,040	—	67,385,814	5.8
Indonesia	31,021,598			31,021,598	2.7
Israel	31,707,190	—	—	31,707,190	2.7
Luxembourg	6,782,744	21,422,470		28,205,214	2.4
Malaysia	12,961,077	—	—	12,961,077	1.1
Mexico	43,300,421	—	—	43,300,421	3.7
Netherlands	6,267,528	—	—	6,267,528	0.5
Nigeria	3,017,089	—	—	3,017,089	0.3
Oman	1,495,368			1,495,368	0.1
Panama	1,593,222			1,593,222	0.1
Peru	217,570			217,570	0.0
Phillipines	2,744,884			2,744,884	0.2
Poland	5,619,436			5,619,436	0.5
Qatar	1,709,128			1,709,128	0.1
Russia	73,766,784	—	—	73,766,784	6.3
Singapore	2,921,808	—	—	2,921,808	0.3
South Africa	76,071,788	—	—	76,071,788	6.5
South Korea	128,159,417	—	—	128,159,417	10.9
Taiwan	100,345,897	—	—	100,345,897	8.6
Thailand	21,355,899	—	—	21,355,899	1.8
Turkey	47,469,746	—	—	47,469,746	4.1
United Arab Emirates	803,724			803,724	0.1
United Kingdom	34,366,139	—	—	34,366,139	2.9
United States	40,572,758	17,100,000	—	57,672,758	5.0
Zimbabwe	661,930			661,930	0.1
Other Securities	58,420,131	52,952,295	—	111,372,426	9.5

Total Investments	$1,159,101,334	$108,701,805	$—	$1,267,803,138	108.5

Other Assets and Liabilities, Net					(8.5)

					100.0

Russell Emerging Markets Fund
Balance as of 11/01/08	$32,894,355
Accrued discounts/(premiums)	—
Realized gain/(loss)	(5,622,395)
Net change in unrealized appreciation/(depreciation) from investments still held as of 07/31/09	19,998,865
Net purchases (sales)	(6,741,933)
Net transfers in and/or out of Level 3	(40,528,892)

Balance as of 07/31/09	$—

See accompanying notes which are an integral part of the quarterly report.

68	Russell Emerging Markets Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.6%
Consumer Discretionary - 12.2%
Abercrombie & Fitch Co. Class A (Ñ)	27,700	792
Advance Auto Parts, Inc.	7,800	361
Amazon.com, Inc. (Æ)	59,770	5,126
Avon Products, Inc.	24,000	777
Best Buy Co., Inc.	20,770	776
Coach, Inc.	29,200	864
Comcast Corp. Class A	112,500	1,577
Darden Restaurants, Inc.	14,200	460
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	7,700	153
eBay, Inc. (Æ)	54,100	1,150
Expedia, Inc. (Æ)(Ñ)	10,400	215
Family Dollar Stores, Inc.	7,800	245
Gap, Inc. (The)	55,400	904
Guess?, Inc.	19,410	564
Home Depot, Inc.	5,600	145
International Game Technology (Ñ)	25,700	508
ITT Educational Services, Inc. (Æ)(Ñ)	2,000	195
Johnson Controls, Inc.	30,200	782
KB Home (Ñ)	14,100	235
Kohl’s Corp. (Æ)	32,960	1,600
Las Vegas Sands Corp. (Æ)(Ñ)	214,820	2,009
Lowe’s Cos., Inc.	123,620	2,777
McDonald’s Corp.	10,300	567
Nike, Inc. Class B	33,160	1,878
Omnicom Group, Inc.	30,600	1,040
Polo Ralph Lauren Corp. Class A	6,800	429
Pulte Homes, Inc. (Ñ)	57,710	656
Royal Caribbean Cruises, Ltd. (Ñ)	6,500	94
Staples, Inc.	33,200	698
Starbucks Corp. (Æ)	107,300	1,899
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	32,700	772
Target Corp.	40,200	1,754
Time Warner Cable, Inc.	21,247	702
Time Warner, Inc.	54,591	1,455
Urban Outfitters, Inc. (Æ)	7,300	176
VF Corp.	6,800	440
Wal-Mart Stores, Inc.	57,700	2,878
Walt Disney Co. (The)	75,200	1,889
Wyndham Worldwide Corp.	85,200	1,189
Wynn Resorts, Ltd. (Æ)(Ñ)(ö)	10,810	553

		41,284

Consumer Staples - 7.0%
Altria Group, Inc.	58,600	1,027
Archer-Daniels-Midland Co.	29,000	874
Coca-Cola Co. (The)	45,400	2,263
Colgate-Palmolive Co.	9,020	653
ConAgra Foods, Inc.	20,900	410
CVS Caremark Corp.	143,080	4,790
General Mills, Inc.	28,400	1,673
Hansen Natural Corp. (Æ)(Ñ)	17,300	537
Kimberly-Clark Corp.	8,299	485
Kraft Foods, Inc. Class A	89,204	2,528
Molson Coors Brewing Co. Class B	11,200	506

	Principal Amount ($) or Shares	Market Value $
PepsiCo, Inc.	28,620	1,624
Philip Morris International, Inc.	21,000	979
Procter & Gamble Co. (The)	71,085	3,946
Safeway, Inc.	23,900	452
Sysco Corp.	19,600	466
Whole Foods Market, Inc. (Æ)(Ñ)	22,030	533

		23,746

Energy - 9.9%
Anadarko Petroleum Corp.	2,180	105
Apache Corp.	10,500	881
Chevron Corp.	69,787	4,848
ConocoPhillips	52,979	2,316
Devon Energy Corp.	42,500	2,469
El Paso Corp.	162,390	1,634
EOG Resources, Inc.	3,700	274
Exxon Mobil Corp.	90,246	6,352
First Solar, Inc. (Æ)(Ñ)	1,940	300
FMC Technologies, Inc. (Æ)(Ñ)	53,000	2,305
Halliburton Co.	25,500	563
Hess Corp.	5,800	320
National Oilwell Varco, Inc. (Æ)	97,300	3,497
Noble Corp.	9,800	332
Occidental Petroleum Corp.	34,810	2,483
Royal Dutch Shell PLC - ADR	6,900	363
Schlumberger, Ltd.	54,200	2,900
Smith International, Inc.	5,800	146
Southwestern Energy Co. (Æ)	23,360	968
Weatherford International, Ltd. (Æ)	31,380	589

		33,645

Financial Services - 15.7%
ACE, Ltd.	32,820	1,610
Aflac, Inc.	3,500	133
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	4,500	172
Allstate Corp. (The)	4,900	132
American Express Co.	10,500	297
AON Corp.	2,900	114
Axis Capital Holdings, Ltd.	10,100	287
Bank of America Corp.	226,448	3,349
Bank of New York Mellon Corp. (The)	84,701	2,316
BB&T Corp.	22,000	503
Capital One Financial Corp. (Ñ)	16,370	503
Charles Schwab Corp. (The)	109,500	1,957
Citigroup, Inc.	88,245	280
CME Group, Inc. Class A	6,500	1,812
Comerica, Inc.	45,000	1,073
Digital Realty Trust, Inc. (ö)(Ñ)	5,800	235
Discover Financial Services	83,400	991
Fifth Third Bancorp	6,890	65
Goldman Sachs Group, Inc. (The)	39,900	6,516
Health Care REIT, Inc. (ö)	6,100	244
IntercontinentalExchange, Inc. (Æ)	25,800	2,427
JPMorgan Chase & Co.	143,520	5,547
Keycorp	26,600	154
Kimco Realty Corp. (ö)	12,000	118
Marshall & Ilsley Corp.	20,200	122

Russell Tax-Managed U.S. Large Cap Fund	69

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mastercard, Inc. Class A	2,500	485
MetLife, Inc.	49,480	1,680
Moody’s Corp. (Ñ)	34,800	826
Morgan Stanley	36,800	1,049
MSCI, Inc. Class A (Æ)	18,400	514
Northern Trust Corp.	8,300	496
PNC Financial Services Group, Inc.	49,700	1,822
Principal Financial Group, Inc.	7,400	175
ProLogis (ö)(Ñ)	3,000	26
Prudential Financial, Inc.	12,800	567
Regions Financial Corp. (Ñ)	47,500	210
RenaissanceRe Holdings, Ltd.	7,500	377
Simon Property Group, Inc. (ö)(Ñ)	2,724	152
State Street Corp.	16,900	850
SunTrust Banks, Inc.	12,200	238
T Rowe Price Group, Inc. (Ñ)	15,990	747
TD Ameritrade Holding Corp. (Æ)	93,800	1,739
Travelers Cos., Inc. (The)	8,500	366
Unum Group	4,200	79
US Bancorp	29,800	608
Ventas, Inc. (ö)	3,100	109
Visa, Inc.	54,105	3,542
Wells Fargo & Co.	193,140	4,724
Zions Bancorporation (Ñ)	44,000	598

		52,936

Health Care - 14.4%
Abbott Laboratories	106,500	4,791
Abraxis Bioscience, Inc. (Æ)	7,000	215
Aetna, Inc.	15,900	429
Alexion Pharmaceuticals, Inc. (Æ)	19,600	863
Allergan, Inc.	51,400	2,746
Amgen, Inc. (Æ)	21,840	1,361
Baxter International, Inc.	14,700	829
Bristol-Myers Squibb Co.	42,100	915
Cardinal Health, Inc.	10,200	340
Celgene Corp. (Æ)	16,300	929
Cigna Corp.	6,400	182
Covidien PLC	52,025	1,967
Express Scripts, Inc. Class A (Æ)	19,380	1,357
Genzyme Corp. (Æ)	52,700	2,735
Gilead Sciences, Inc. (Æ)	58,290	2,852
GlaxoSmithKline PLC - ADR	14,500	555
Intuitive Surgical, Inc. (Æ)(Ñ)	20,270	4,608
Johnson & Johnson	22,384	1,363
Laboratory Corp. of America Holdings (Æ)	5,500	370
Life Technologies Corp. (Æ)	1,800	82
McKesson Corp.	10,100	517
Medtronic, Inc.	12,400	439
Merck & Co., Inc.	43,000	1,290
Mindray Medical International, Ltd. - ADR (Ñ)	27,900	829
Pfizer, Inc.	248,600	3,960
Schering-Plough Corp.	54,100	1,434
St. Jude Medical, Inc. (Æ)	20,350	767
Stryker Corp.	26,700	1,038
Teva Pharmaceutical Industries, Ltd. - ADR	16,470	879

	Principal Amount ($) or Shares	Market Value $
Thermo Fisher Scientific, Inc. (Æ)	50,600	2,291
UnitedHealth Group, Inc.	29,500	828
Varian Medical Systems, Inc. (Æ)	39,500	1,393
Watson Pharmaceuticals, Inc. Class B (Æ)	32,100	1,115
WellPoint, Inc. (Æ)	13,500	711
Wyeth	25,000	1,164
Zimmer Holdings, Inc. (Æ)	9,400	438

		48,582

Materials and Processing - 3.4%
Agrium, Inc.	26,420	1,220
Air Products & Chemicals, Inc.	8,900	664
Cliffs Natural Resources, Inc.	4,200	115
Dow Chemical Co. (The)	79,500	1,683
EI Du Pont de Nemours & Co.	18,100	560
Freeport-McMoRan Copper & Gold, Inc. Class B	15,800	953
Monsanto Co.	41,920	3,521
Nucor Corp.	13,120	583
Potash Corp. of Saskatchewan, Inc.	5,910	550
PPG Industries, Inc. (Ñ)	4,400	242
Praxair, Inc.	15,310	1,197
United States Steel Corp. (Ñ)	5,400	215

		11,503

Producer Durables - 8.3%
ABB, Ltd. - ADR	85,310	1,559
Applied Materials, Inc.	119,640	1,651
Automatic Data Processing, Inc.	8,000	298
Avery Dennison Corp.	13,000	348
Boeing Co. (The)	9,300	399
Caterpillar, Inc. (Ñ)	16,600	731
CH Robinson Worldwide, Inc.	11,790	643
Cooper Industries, Ltd. Class A	4,400	145
CSX Corp.	50,330	2,019
Cummins, Inc.	14,440	621
Deere & Co.	18,200	796
DR Horton, Inc.	13,100	152
Eaton Corp.	14,500	753
Emerson Electric Co.	8,300	302
GATX Corp. (Ñ)	1,300	33
General Electric Co.	88,800	1,190
Goodrich Corp.	7,200	370
Honeywell International, Inc.	4,700	163
Ingersoll-Rand PLC (Æ)	2,500	72
Iron Mountain, Inc. (Æ)	31,050	907
ITT Corp.	23,320	1,152
Norfolk Southern Corp.	11,500	497
Northrop Grumman Corp.	11,200	499
PACCAR, Inc. (Ñ)	27,500	953
Parker Hannifin Corp.	21,500	952
Paychex, Inc. (Ñ)	19,200	509
Republic Services, Inc. Class A	77,104	2,051
Rockwell Collins, Inc.	26,150	1,104
Textron, Inc. (Ñ)	2,700	36
Union Pacific Corp.	16,000	920

70	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United Parcel Service, Inc. Class B	24,990	1,343
United Technologies Corp.	90,100	4,908

		28,076

Technology - 18.3%
Activision Blizzard, Inc. (Æ)	10,540	121
Adobe Systems, Inc. (Æ)	9,200	298
Affiliated Computer Services, Inc. Class A (Æ)	3,600	171
Apple, Inc. (Æ)	55,270	9,030
Atmel Corp. (Æ)	42,200	176
Broadcom Corp. Class A (Æ)	129,300	3,650
CA, Inc.	11,700	247
Cisco Systems, Inc. (Æ)	194,530	4,282
Corning, Inc.	117,350	1,995
Crown Castle International Corp. (Æ)	6,100	175
F5 Networks, Inc. (Æ)(Ñ)	21,630	803
Google, Inc. Class A (Æ)	15,910	7,049
Hewlett-Packard Co.	124,550	5,393
International Business Machines Corp.	59,680	7,038
Juniper Networks, Inc. (Æ)	35,000	914
Lam Research Corp. (Æ)(Ñ)	39,480	1,187
LSI Corp. (Æ)(Ñ)	126,400	655
Microsoft Corp.	142,300	3,347
National Semiconductor Corp. (Ñ)	53,000	798
NetApp, Inc. (Æ)	8,900	200
Oracle Corp.	116,800	2,585
QUALCOMM, Inc.	111,340	5,145
Rovi Corp. (Æ)	457	12
Salesforce.com, Inc. (Æ)(Ñ)	62,740	2,719
SanDisk Corp. (Æ)	17,000	303
Seagate Technology, Inc. (Æ)(ß)	26,700	—
Sybase, Inc. (Æ)(Ñ)	12,700	455
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	86,470	905
Tyco Electronics, Ltd.	7,725	166
VMware, Inc. Class A (Æ)(Ñ)	24,300	783
Xilinx, Inc. (Ñ)	57,980	1,258

		61,860

Utilities - 4.4%
America Movil SAB de CV Series L	42,800	1,841
AT&T, Inc.	134,506	3,528
China Mobile, Ltd. - ADR	6,230	327
CMS Energy Corp. (Ñ)	6,300	81
Dynegy, Inc. Class A (Æ)	3,332	7
Edison International	15,100	488
Entergy Corp.	3,600	289
Exelon Corp.	34,750	1,767
FPL Group, Inc.	3,600	204
Millicom International Cellular SA (Æ)	4,000	297
NV Energy, Inc.	44,600	513
PG&E Corp.	19,300	779
Portland General Electric Co.	13,800	263

	Principal Amount ($) or Shares	Market Value $
Public Service Enterprise Group, Inc.	17,500	568
SCANA Corp.	3,100	109
Southern Co.	19,200	603
Sprint Nextel Corp. (Æ)	90,000	360
Verizon Communications, Inc.	80,938	2,596
Xcel Energy, Inc.	18,100	361

		14,981

Total Common Stocks (cost $286,848)		316,613

Short-Term Investments - 5.4%
Russell Investment Company Russell Money Market Fund	13,914,000	13,914
State Street Euro Commercial Paper (ç)(ž) 0.010% due 08/03/09	4,500	4,500

Total Short-Term Investments (cost $18,414)		18,414

Other Securities - 6.1%
Russell Investment Company Russell Money Market Fund (×)	10,776,263	10,776
State Street Securities Lending Quality Trust (×)	9,926,260	9,768

Total Other Securities (cost $20,703)		20,544

Total Investments - 105.1% (identified cost $325,965)		355,571

Other Assets and Liabilities, Net - (5.1%)		(17,356)

Net Assets - 100.0%		338,215

See accompanying notes which are an integral part of the quarterly report.

Russell Tax-Managed U.S. Large Cap Fund	71

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	321	USD	15,800	09/09	765
S&P 500 Index (CME)	22	USD	5,414	09/09	294

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					1,059

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$41,283,681	$—	$—	$41,283,681	12.2
Consumer Staples	23,746,197	—	—	23,746,197	7.0
Energy	33,644,932	—	—	33,644,932	9.9
Financial Services	52,936,461	—	—	52,936,461	15.7
Health Care	48,581,617	—	—	48,581,617	14.4
Materials and Processing	11,502,907	—	—	11,502,907	3.4
Producer Durables	28,076,028	—	—	28,076,028	8.3
Technology	61,859,943	—	—	61,859,943	18.3
Utilities	14,980,836	—	—	14,980,835	4.4
Short Term Investments	13,914,000	4,500,000	—	18,414,000	5.4
Other Securities	10,776,263	9,767,658	—	20,544,000	6.1

Total Investments	341,302,865	14,267,658	—	355,570,523	105.1

Other Assets and Liabilities, Net					(5.1)

					100.0

Futures Contracts	1,059,280	—	—	1,059,280	0.3

Total Other Financial Instruments**	1,059,280	—	—	1,059,280

Total	$342,362,145	$14,267,658	$—	$356,629,803

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

72	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.4%
Consumer Discretionary - 15.6%
Aaron’s, Inc. (Ñ)	4,065	112
Abercrombie & Fitch Co. Class A (Ñ)	11,451	327
Advance Auto Parts, Inc.	2,966	137
Aeropostale, Inc. (Æ)	4,292	156
American Public Education, Inc. (Æ)(Ñ)	2,749	97
Arbitron, Inc.	12,695	207
Brinker International, Inc.	7,641	127
California Pizza Kitchen, Inc. (Æ)	8,163	135
Callaway Golf Co. (Ñ)	18,430	117
Capella Education Co. (Æ)(Ñ)	13,070	841
Carter’s, Inc. (Æ)	27,260	773
Cato Corp. (The) Class A (Ñ)	25,750	512
Centex Corp. (Æ)(Ñ)	10,118	110
Champion Enterprises, Inc. (Æ)	61,278	29
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	29,777	577
Cherokee, Inc. (Ñ)	4,818	98
Chico’s FAS, Inc. (Æ)	31,150	357
Constant Contact, Inc. (Æ)	5,532	125
Cooper Tire & Rubber Co. (Ñ)	20,290	299
Core-Mark Holding Co., Inc. (Æ)(Ñ)	4,680	126
Corinthian Colleges, Inc. (Æ)(Ñ)	19,739	305
Dana Holding Corp. (Æ)	32,957	116
Deckers Outdoor Corp. (Æ)	3,650	247
DreamWorks Animation SKG, Inc. Class A (Æ)	16,154	509
Family Dollar Stores, Inc.	3,752	118
Fred’s, Inc. Class A (Ñ)	42,228	569
FTI Consulting, Inc. (Æ)(Ñ)	17,337	944
Gaylord Entertainment Co. (Æ)(Ñ)	7,161	102
Gentex Corp. (Ñ)	11,193	168
Goodyear Tire & Rubber Co. (The) (Æ)	22,405	381
Guess?, Inc. (Ñ)	15,390	447
Hertz Global Holdings, Inc. (Æ)(Ñ)	14,155	134
Iconix Brand Group, Inc. (Æ)(Ñ)	6,107	107
International Speedway Corp. Class A	4,383	112
ITT Educational Services, Inc. (Æ)(Ñ)	1,556	151
Jack in the Box, Inc. (Æ)(Ñ)	13,900	293
John Wiley & Sons, Inc. Class A	3,574	114
Matthews International Corp. Class A	12,050	377
MDC Holdings, Inc.	3,551	125
Meredith Corp. (Ñ)	19,210	508
Nordstrom, Inc. (Ñ)	4,660	123
O’Reilly Automotive, Inc. (Æ)	3,442	140
PF Chang’s China Bistro, Inc. (Æ)(Ñ)	9,864	334
Pool Corp. (Ñ)	6,753	160
RadioShack Corp.	10,133	157
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	21,176	396
Ross Stores, Inc.	3,309	146
School Specialty, Inc. (Æ)(Ñ)	19,341	433
Scientific Games Corp. Class A (Æ)	8,930	161
Service Corp. International (Ñ)	24,198	153
Shoe Carnival, Inc. (Æ)	7,055	88
Smith & Wesson Holding Corp. (Æ)(Ñ)	50,325	305
Snap-On, Inc.	7,125	254
Sonic Corp. (Æ)(Ñ)	10,434	115

	Principal Amount ($) or Shares	Market Value $
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	7,630	180
Strayer Education, Inc. (Ñ)	3,530	750
Tenneco, Inc. (Æ)(Ñ)	96,561	1,561
Texas Roadhouse, Inc. Class A (Æ)(Ñ)	14,440	161
Tiffany & Co. (Ñ)	4,691	140
TiVo, Inc. (Æ)(Ñ)	11,785	121
Tractor Supply Co. (Æ)(Ñ)	12,308	590
True Religion Apparel, Inc. (Æ)(Ñ)	13,150	294
Tupperware Brands Corp.	5,409	184
Under Armour, Inc. Class A (Æ)(Ñ)	17,972	437
United Stationers, Inc. (Æ)(Ñ)	5,680	264
Urban Outfitters, Inc. (Æ)(Ñ)	11,390	274
Valueclick, Inc. (Æ)(Ñ)	82,724	951
VistaPrint, Ltd. (Æ)(Ñ)	9,193	379
WESCO International, Inc. (Æ)	4,685	116
Weyco Group, Inc. (Ñ)	4,067	97
Williams-Sonoma, Inc. (Ñ)	21,025	296
WMS Industries, Inc. (Æ)(Ñ)	7,255	262
Wyndham Worldwide Corp.	8,302	116

		21,227

Consumer Staples - 4.4%
Casey’s General Stores, Inc. (Ñ)	15,836	435
Chattem, Inc. (Æ)(Ñ)	7,950	498
Constellation Brands, Inc. Class A (Æ)	7,438	102
Del Monte Foods Co.	16,018	155
Flowers Foods, Inc.	9,325	220
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	5,894	415
Hain Celestial Group, Inc. (The) (Æ)	7,005	116
Hansen Natural Corp. (Æ)(Ñ)	5,259	163
JM Smucker Co. (The)	3,422	171
Lance, Inc. (Ñ)	25,463	645
Peet’s Coffee & Tea, Inc. (Æ)(Ñ)	27,661	760
Ralcorp Holdings, Inc. (Æ)	2,598	165
Ruddick Corp. (Ñ)	4,801	113
TreeHouse Foods, Inc. (Æ)(Ñ)	36,483	1,184
United Natural Foods, Inc. (Æ)(Ñ)	26,602	719
Whole Foods Market, Inc. (Æ)(Ñ)	6,310	153

		6,014

Energy - 4.3%
Alpha Natural Resources, Inc. (Æ)(Ñ)	3,952	132
Arena Resources, Inc. (Æ)	3,049	99
Atwood Oceanics, Inc. (Æ)(Ñ)	7,190	207
Bill Barrett Corp. (Æ)(Ñ)	5,680	179
Cabot Oil & Gas Corp.	4,295	151
CARBO Ceramics, Inc. (Ñ)	8,300	346
Concho Resources, Inc. (Æ)(Ñ)	4,040	124
Encore Acquisition Co. (Æ)(Ñ)	12,132	432
Energy Conversion Devices, Inc. (Æ)(Ñ)	4,055	58
Forest Oil Corp. (Æ)(Ñ)	24,674	416
Foundation Coal Holdings, Inc. (Ñ)	9,070	326
FX Energy, Inc. (Æ)(Ñ)	21,565	86
Gran Tierra Energy, Inc. (Æ)	27,937	104
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	4,292	93

Russell Tax-Managed U.S. Mid & Small Cap Fund	73

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ION Geophysical Corp. (Æ)	68,051	183
Lufkin Industries, Inc.	2,685	122
NATCO Group, Inc. Class A (Æ)(Ñ)	8,215	296
North American Energy Partners, Inc. (Æ)	34,998	187
Oceaneering International, Inc. (Æ)(Ñ)	9,383	478
Oil States International, Inc. (Æ)(Ñ)	5,894	160
Parker Drilling Co. (Æ)	25,381	117
Rosetta Resources, Inc. (Æ)	13,377	139
Teekay Tankers, Ltd. Class A (Ñ)	8,504	82
Tesoro Corp. (Ñ)	6,839	90
USEC, Inc. (Æ)(Ñ)	18,759	73
Walter Energy, Inc. Class A	9,968	492
Whiting Petroleum Corp. (Æ)	13,174	605
Willbros Group, Inc. (Æ)(Ñ)	8,495	117

		5,894

Financial Services - 17.1%
American Campus Communities, Inc. (ö)(Ñ)	12,995	298
American Equity Investment Life Holding Co. (Ñ)	55,355	401
AmeriCredit Corp. (Æ)(Ñ)	8,951	140
Apollo Investment Corp.	15,708	112
Ares Capital Corp. (Ñ)	15,123	137
Argo Group International Holdings, Ltd. (Æ)	17,664	593
Axis Capital Holdings, Ltd.	6,444	183
Banco Latinoamericano de Comercio Exterior SA Class E	8,572	110
Bank of the Ozarks, Inc. (Ñ)	13,620	344
BioMed Realty Trust, Inc. (ö)	13,435	157
Broadridge Financial Solutions, Inc.	7,021	121
Camden Property Trust (ö)	3,864	114
Capital Southwest Corp. (Ñ)	1,156	95
Cash America International, Inc. (Ñ)	4,181	112
CB Richard Ellis Group, Inc. Class A (Æ)(Ñ)	9,618	105
Cedar Shopping Centers, Inc. (ö)	36,438	193
Cybersource Corp. (Æ)(Ñ)	35,705	619
Delphi Financial Group, Inc. Class A	5,681	135
Dun & Bradstreet Corp.	2,071	149
E-House China Holdings, Ltd. - ADR (Æ)	8,510	151
EastGroup Properties, Inc. (ö)(Ñ)	3,592	125
Eaton Vance Corp. (Ñ)	9,420	270
Employers Holdings, Inc.	9,125	127
Equifax, Inc.	9,891	258
Euronet Worldwide, Inc. (Æ)(Ñ)	31,501	663
ExlService Holdings, Inc. (Æ)	9,707	126
Extra Space Storage, Inc. (ö)	14,309	126
Fair Isaac Corp. (Ñ)	25,223	484
Federal Realty Investment Trust (ö)(Ñ)	2,938	168
Fidelity National Financial, Inc. Class A	8,883	127
First Commonwealth Financial Corp. (Ñ)	17,759	118
First Horizon National Corp. (Æ)(Ñ)	11,633	149
First Midwest Bancorp, Inc. (Ñ)	26,900	225
First Place Financial Corp. (Ñ)	14,036	39
Franklin Street Properties Corp. (ö)(Ñ)	8,950	128
GATX Corp. (Ñ)	40,027	1,009

	Principal Amount ($) or Shares	Market Value $
Genworth Financial, Inc. Class A	12,282	85
Glacier Bancorp, Inc. (Ñ)	22,457	350
GLG Partners, Inc.	35,050	141
Greenhill & Co., Inc. (Ñ)	3,227	243
Hanover Insurance Group, Inc. (The)	10,463	411
Harleysville Group, Inc. (Ñ)	5,900	183
Health Care REIT, Inc. (ö)	4,831	194
Home Properties, Inc. (ö)(Ñ)	8,301	296
Host Hotels & Resorts, Inc. (ö)	82,153	746
Huntington Bancshares, Inc. (Ñ)	18,894	77
IBERIABANK Corp. (Ñ)	2,656	124
Inland Real Estate Corp. (ö)(Ñ)	16,183	119
Interactive Brokers Group, Inc. Class A (Æ)(Ñ)	6,500	122
Investors Real Estate Trust (ö)	12,934	120
Iron Mountain, Inc. (Æ)(Ñ)	4,379	128
Jefferies Group, Inc. (Æ)	6,369	146
Kayne Anderson Energy Development Co.	6,813	93
Keycorp	18,159	105
Markel Corp. (Æ)(Ñ)	462	146
MGIC Investment Corp. (Ñ)	83,509	551
Mid-America Apartment Communities, Inc. (ö)(Ñ)	21,108	837
MSCI, Inc. Class A (Æ)(Ñ)	10,950	306
National Penn Bancshares, Inc.	19,545	97
Nationwide Health Properties, Inc. (ö)	5,778	168
Navigators Group, Inc. (Æ)	2,522	124
NewAlliance Bancshares, Inc. (Ñ)	9,824	120
Och-Ziff Capital Management Group LLC (Æ)(Ñ)	23,180	242
Old National Bancorp (Ñ)	42,671	482
Pacific Capital Bancorp NA (Ñ)	26,989	57
PacWest Bancorp (Ñ)	7,731	124
PartnerRe, Ltd. - ADR	2,400	165
People’s United Financial, Inc. (Ñ)	9,708	158
Piper Jaffray Cos. (Æ)	2,717	125
PMI Group, Inc. (The) (Ñ)	33,727	78
Post Properties, Inc. (ö)(Ñ)	7,537	107
PrivateBancorp, Inc. (Ñ)	23,390	581
Prosperity Bancshares, Inc. (Ñ)	8,662	290
Raymond James Financial, Inc. (Ñ)	6,703	138
Reinsurance Group of America, Inc. Class A (Ñ)	3,610	150
RLI Corp.	7,435	369
Selective Insurance Group	24,674	369
Signature Bank NY (Æ)(Ñ)	32,587	961
South Financial Group, Inc. (The) (Ñ)	43,675	70
State Auto Financial Corp.	5,066	88
Sterling Bancshares, Inc. (Ñ)	15,016	121
Stewart Information Services Corp.	16,405	226
Stifel Financial Corp. (Æ)(Ñ)	4,600	230
Sun Communities, Inc. (ö)(Ñ)	22,470	344
Tanger Factory Outlet Centers (ö)(Ñ)	4,001	142
Umpqua Holdings Corp. (Ñ)	11,226	109
United Bankshares, Inc. (Ñ)	13,035	264
United Fire & Casualty Co.	8,915	150
Valley National Bancorp (Ñ)	27,408	349

74	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ventas, Inc. (ö)(Ñ)	5,463	193
Waddell & Reed Financial, Inc. Class A	6,000	170
Washington Real Estate Investment Trust (ö)(Ñ)	5,714	146
Westamerica Bancorporation (Ñ)	10,494	548
Westwood Holdings Group, Inc. (Ñ)	2,393	93
Wintrust Financial Corp. (Ñ)	26,726	699
World Acceptance Corp. (Æ)(Ñ)	14,554	345
WSFS Financial Corp.	3,346	90

		23,216

Health Care - 12.6%
Acorda Therapeutics, Inc. (Æ)	5,960	151
Alexion Pharmaceuticals, Inc. (Æ)	13,131	578
Align Technology, Inc. (Æ)(Ñ)	9,402	103
Amedisys, Inc. (Æ)(Ñ)	2,572	115
American Medical Systems Holdings, Inc. (Æ)(Ñ)	8,058	123
AMERIGROUP Corp. Class A (Æ)	18,175	449
Amsurg Corp. Class A (Æ)	5,498	113
Auxilium Pharmaceuticals, Inc. (Æ)(Ñ)	12,655	391
Celera Corp. (Æ)(Ñ)	42,309	254
Celldex Therapeutics, Inc. (Æ)(Ñ)	8,122	62
Cephalon, Inc. (Æ)	2,446	143
Cepheid, Inc. (Æ)(Ñ)	64,775	685
Charles River Laboratories International, Inc. (Æ)	4,570	151
Chemed Corp. (Ñ)	14,410	635
Cooper Cos., Inc. (The) (Ñ)	3,994	110
Covance, Inc. (Æ)(Ñ)	12,484	688
Dendreon Corp. (Æ)(Ñ)	3,799	92
Dentsply International, Inc. (Ñ)	4,404	147
Dionex Corp. (Æ)	1,702	112
Eclipsys Corp. (Æ)	5,848	106
Endo Pharmaceuticals Holdings, Inc. (Æ)(Ñ)	7,002	147
Gentiva Health Services, Inc. (Æ)	20,388	434
Greatbatch, Inc. (Æ)(Ñ)	4,527	100
Haemonetics Corp. (Æ)	13,854	817
Healthsouth Corp. (Æ)(Ñ)	23,601	340
Henry Schein, Inc. (Æ)(Ñ)	3,410	175
Hologic, Inc. (Æ)	9,896	145
ICU Medical, Inc. (Æ)	13,746	535
Idexx Laboratories, Inc. (Æ)(Ñ)	16,680	831
Immucor, Inc. (Æ)	3,810	63
Inverness Medical Innovations, Inc. (Æ)(Ñ)	3,875	130
Kindred Healthcare, Inc. (Æ)	15,195	213
Martek Biosciences Corp. (Æ)(Ñ)	26,689	621
Masimo Corp. (Æ)(Ñ)	10,430	255
Matrixx Initiatives, Inc. (Æ)(Ñ)	20,575	116
Medarex, Inc. (Æ)	15,113	240
Medical Action Industries, Inc. (Æ)	32,519	406
Mednax, Inc. (Æ)(Ñ)	2,682	124
Merit Medical Systems, Inc. (Æ)	40,473	740
Myriad Genetics, Inc. (Æ)	4,000	110
Myriad Pharmaceuticals, Inc. (Æ)	1,000	5
Nighthawk Radiology Holdings, Inc. (Æ)	129,118	624

	Principal Amount ($) or Shares	Market Value $
NuVasive, Inc. (Æ)(Ñ)	7,702	319
Omnicell, Inc. (Æ)	8,793	110
Orthofix International NV (Æ)	4,620	129
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	2,800	95
Parexel International Corp. (Æ)	14,970	232
Perrigo Co. (Ñ)	10,760	292
PharMerica Corp. (Æ)(Ñ)	4,730	99
PSS World Medical, Inc. (Æ)(Ñ)	29,667	600
Quality Systems, Inc. (Ñ)	11,511	632
Savient Pharmaceuticals, Inc. (Æ)(Ñ)	5,760	90
Sunrise Senior Living, Inc. (Æ)(Ñ)	19,384	45
Techne Corp.	2,424	155
Tenet Healthcare Corp. (Æ)	35,230	139
United Therapeutics Corp. (Æ)(Ñ)	3,210	297
Universal Health Services, Inc. Class B	3,070	171
US Physical Therapy, Inc. (Æ)	27,745	454
Varian, Inc. (Æ)	6,262	318
VCA Antech, Inc. (Æ)(Ñ)	7,310	187
Viropharma, Inc. (Æ)	14,052	104
Watson Pharmaceuticals, Inc. Class B (Æ)	4,292	149
Zoll Medical Corp. (Æ)	6,172	114

		17,110

Materials and Processing - 6.9%
AAON, Inc.	5,538	109
Aecom Technology Corp. (Æ)	4,617	150
Airgas, Inc.	3,415	152
AK Steel Holding Corp.	5,349	105
Arch Chemicals, Inc.	4,364	116
Ashland, Inc.	7,180	238
Ball Corp.	3,878	187
Belden, Inc.	5,068	89
CF Industries Holdings, Inc.	1,341	106
Cliffs Natural Resources, Inc. (Ñ)	8,250	226
Coeur d’Alene Mines Corp. (Æ)(Ñ)	6,346	90
Commercial Metals Co. (Ñ)	22,383	370
Compass Minerals International, Inc. (Ñ)	14,162	753
Crown Holdings, Inc. (Æ)(Ñ)	6,495	163
Deltic Timber Corp. (Ñ)	8,720	392
FMC Corp.	3,422	166
General Cable Corp. (Æ)(Ñ)	17,402	675
HB Fuller Co.	6,494	131
Hexcel Corp. (Æ)(Ñ)	34,350	351
Horsehead Holding Corp. (Æ)	14,406	154
Interline Brands, Inc. (Æ)	21,514	364
Kaydon Corp. (Ñ)	10,672	349
KBR, Inc.	7,435	158
Lennox International, Inc.	4,085	142
Martin Marietta Materials, Inc. (Ñ)	1,674	144
Minerals Technologies, Inc.	2,930	127
Nalco Holding Co.	15,435	273
Pactiv Corp. (Æ)	6,078	153
Polypore International, Inc. (Æ)(Ñ)	45,331	560
Quanex Building Products Corp.	10,400	124
Rogers Corp. (Æ)	4,066	101
RPM International, Inc.	9,016	144
Shaw Group, Inc. (The) (Æ)(Ñ)	3,731	110

Russell Tax-Managed U.S. Mid & Small Cap Fund	75

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sonoco Products Co.	6,107	162
Spartech Corp.	18,674	233
Steel Dynamics, Inc.	12,290	201
Terra Industries, Inc.	17,602	513
Texas Industries, Inc. (Ñ)	6,945	316
Universal Forest Products, Inc.	3,533	158
Wausau Paper Corp.	19,000	179
WR Grace & Co. (Æ)(Ñ)	7,481	124

		9,358

Producer Durables - 13.6%
Advisory Board Co. (The) (Æ)	3,751	96
Alexander & Baldwin, Inc. (Ñ)	8,735	255
American Superconductor Corp. (Æ)(Ñ)	4,047	130
Ametek, Inc.	4,483	145
AMR Corp. (Æ)(Ñ)	19,292	103
AO Smith Corp. (Ñ)	4,155	162
Applied Industrial Technologies, Inc. (Ñ)	5,513	122
Barnes Group, Inc.	38,936	548
Bristow Group, Inc. (Æ)(Ñ)	4,315	143
Bucyrus International, Inc. Class A	4,466	132
C&D Technologies, Inc. (Æ)(Ñ)	38,543	77
Carlisle Cos., Inc.	5,561	174
CDI Corp.	8,348	106
CommScope, Inc. (Æ)	3,226	83
Con-way, Inc.	3,997	182
Consolidated Graphics, Inc. (Æ)(Ñ)	14,110	258
Corrections Corp. of America (Æ)	8,446	146
Delta Air Lines, Inc. (Æ)(Ñ)	11,360	79
Donaldson Co., Inc. (Ñ)	22,539	857
DR Horton, Inc.	12,139	141
EnergySolutions, Inc.	45,286	390
ENGlobal Corp. (Æ)(Ñ)	31,053	151
EnPro Industries, Inc. (Æ)(Ñ)	14,707	262
ESCO Technologies, Inc. (Æ)(Ñ)	2,815	116
Federal Signal Corp.	12,796	113
Franklin Electric Co., Inc. (Ñ)	6,775	219
Fuel Tech, Inc. (Æ)(Ñ)	31,156	279
Genco Shipping & Trading, Ltd. (Ñ)	8,490	203
General Maritime Corp. (Ñ)	31,874	265
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	18,417	503
GrafTech International, Ltd. (Æ)	10,240	141
Heico Corp. (Ñ)	3,173	117
HNI Corp. (Ñ)	7,079	158
HUB Group, Inc. Class A (Æ)	34,550	742
IDEX Corp. (Ñ)	35,313	963
Joy Global, Inc.	4,730	176
Kadant, Inc. (Æ)	12,120	135
Kansas City Southern (Æ)(Ñ)	76,792	1,560
Kennametal, Inc. (Ñ)	57,512	1,226
Knightsbridge Tankers, Ltd.	5,374	84
Landstar System, Inc. (Ñ)	21,477	788
Lexmark International, Inc. Class A (Æ)(Ñ)	5,588	81
Littelfuse, Inc. (Æ)	5,526	129
MAXIMUS, Inc.	2,933	125
Middleby Corp. (Æ)(Ñ)	6,220	304
MPS Group, Inc. (Æ)	12,173	105

	Principal Amount ($) or Shares	Market Value $
Navigant Consulting, Inc. (Æ)	7,474	89
Navistar International Corp. (Æ)	7,762	307
Nordson Corp. (Ñ)	6,570	295
Old Dominion Freight Line, Inc. (Æ)(Ñ)	12,700	452
Orbital Sciences Corp. (Æ)	6,866	93
Overseas Shipholding Group, Inc. (Ñ)	3,370	116
Pentair, Inc.	5,705	156
Pulte Homes, Inc. (Ñ)	28,160	320
Robbins & Myers, Inc.	15,134	317
Robert Half International, Inc. (Ñ)	5,985	148
Roper Industries, Inc.	3,403	163
Skywest, Inc.	7,732	98
Taser International, Inc. (Æ)(Ñ)	18,117	95
Tennant Co. (Ñ)	15,465	339
Tetra Tech, Inc. (Æ)	15,862	478
Toro Co. (Ñ)	14,131	490
Tutor Perini Corp. (Æ)(Ñ)	14,220	262
UTi Worldwide, Inc. (Æ)	24,701	312
Wabtec Corp.	15,923	536
Zebra Technologies Corp. Class A (Æ)(Ñ)	5,784	141

		18,481

Technology - 15.1%
Advanced Analogic Technologies, Inc. (Æ)	22,881	110
Advanced Micro Devices, Inc. (Æ)(Ñ)	36,363	133
Akamai Technologies, Inc. (Æ)	5,749	95
American Science & Engineering, Inc. (Ñ)	6,532	456
Anixter International, Inc. (Æ)(Ñ)	8,625	295
Ansys, Inc. (Æ)(Ñ)	5,007	157
Applied Micro Circuits Corp. (Æ)	13,404	116
Ariba, Inc. (Æ)	11,688	123
Atheros Communications, Inc. (Æ)(Ñ)	15,830	396
Atmel Corp. (Æ)	32,229	134
Avnet, Inc. (Æ)	7,622	186
Benchmark Electronics, Inc. (Æ)	29,432	465
Black Box Corp.	3,804	105
Blackboard, Inc. (Æ)(Ñ)	15,079	512
Brocade Communications Systems, Inc. (Æ)(Ñ)	15,962	125
CACI International, Inc. Class A (Æ)	15,608	721
Ciena Corp. (Æ)(Ñ)	19,770	221
Diodes, Inc. (Æ)(Ñ)	26,657	492
Double-Take Software, Inc. (Æ)	59,869	521
Earthlink, Inc.	15,131	128
Electronics for Imaging, Inc. (Æ)	20,580	235
Emulex Corp. (Æ)	28,935	264
Entegris, Inc. (Æ)	55,480	207
Equinix, Inc. (Æ)(Ñ)	1,554	127
F5 Networks, Inc. (Æ)(Ñ)	30,277	1,124
Fairchild Semiconductor International, Inc. Class A (Æ)	84,125	743
Flir Systems, Inc. (Æ)(Ñ)	24,740	532
GTSI Corp. (Æ)	29,477	187
Harris Stratex Networks, Inc. Class A (Æ)	13,379	93
Informatica Corp. (Æ)	61,241	1,126
Internet Capital Group, Inc. (Æ)	17,720	132
Intersil Corp. Class A	8,768	126

76	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

IPG Photonics Corp. (Æ)(Ñ)	7,740	83
Jabil Circuit, Inc.	15,347	141
LSI Corp. (Æ)(Ñ)	36,536	189
Mantech International Corp. Class A (Æ)(Ñ)	12,327	657
Mentor Graphics Corp. (Æ)(Ñ)	48,453	336
Micron Technology, Inc. (Æ)(Ñ)	37,240	238
Micros Systems, Inc. (Æ)	4,815	132
Netlogic Microsystems, Inc. (Æ)	3,400	135
NeuStar, Inc. Class A (Æ)(Ñ)	22,666	514
Newport Corp. (Æ)	16,117	119
Novellus Systems, Inc. (Æ)	5,870	115
Nuance Communications, Inc. (Æ)(Ñ)	10,955	145
NVE Corp. (Æ)	1,714	92
ON Semiconductor Corp. (Æ)	53,570	391
Palm, Inc. (Æ)(Ñ)	8,800	138
Parametric Technology Corp. (Æ)	21,895	283
Perot Systems Corp. Class A (Æ)	37,755	603
Plexus Corp. (Æ)	27,724	712
PMC - Sierra, Inc. (Æ)	19,050	174
Polycom, Inc. (Æ)(Ñ)	20,960	498
Progress Software Corp. (Æ)	24,330	551
Red Hat, Inc. (Æ)	13,365	305
RF Micro Devices, Inc. (Æ)	29,902	156
Rovi Corp. (Æ)(Ñ)	32,647	854
SAVVIS, Inc. (Æ)	8,410	122
Synaptics, Inc. (Æ)(Ñ)	5,050	121
Syntel, Inc. (Ñ)	3,725	147
Taleo Corp. Class A (Æ)(Ñ)	49,029	858
Tellabs, Inc. (Æ)	27,696	161
TIBCO Software, Inc. (Æ)	18,225	159
Ultimate Software Group, Inc. (Æ)(Ñ)	21,286	545
United Online, Inc.	13,885	127
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	7,941	254
Volterra Semiconductor Corp. (Æ)	7,922	131

		20,573

Utilities - 3.8%
Alaska Communications Systems Group, Inc. (Ñ)	53,616	397
Atlantic Tele-Network, Inc.	2,106	88
Avista Corp.	16,015	297
Black Hills Corp. (Ñ)	11,590	301
Centerpoint Energy, Inc.	13,848	167
Central Vermont Public Service Corp.	5,994	111
Cleco Corp. (Ñ)	22,238	527
Connecticut Water Service, Inc.	4,035	87
El Paso Electric Co. (Æ)	25,507	385
Empire District Electric Co. (The)	6,559	120
Fairpoint Communications, Inc. (Ñ)	44,352	26
Great Plains Energy, Inc.	8,785	140
ITC Holdings Corp.	2,180	104
Laclede Group, Inc. (The)	3,448	116
Leap Wireless International, Inc. Class W (Æ)	8,215	197

	Principal Amount ($) or Shares	Market Value $
National Fuel Gas Co.	3,916	159
New Jersey Resources Corp.	3,309	128
Northeast Utilities	7,011	161
Northwest Natural Gas Co.	2,661	119
NorthWestern Corp.	22,472	544
NSTAR (Ñ)	4,936	158
Otter Tail Corp. (Ñ)	4,647	108
RRI Energy, Inc. (Æ)	19,410	104
SCANA Corp.	5,278	187
Southwest Gas Corp.	5,552	135
Telephone & Data Systems, Inc.	4,443	114
Time Warner Telecom, Inc. Class A (Æ)	10,467	104

		5,084

Total Common Stocks (cost $123,051)		126,957

Short-Term Investments - 5.9%
Russell Investment Company Russell Money Market Fund	6,216,000	6,216
State Street Euro Commercial Paper (ç)(ž) 0.010% due 08/03/09	1,800	1,800

Total Short-Term Investments (cost $8,016)		8,016

Other Securities - 38.4%
Russell Investment Company Russell Money Market Fund (×)	27,383,989	27,384
State Street Securities Lending Quality Trust (×)	25,224,012	24,821

Total Other Securities (cost $52,608)		52,205

Total Investments - 137.7% (identified cost $183,675)		187,178

Other Assets and Liabilities, Net - (37.7%)		(51,237)

Net Assets - 100.0%		135,941

See accompanying notes which are an integral part of the quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund	77

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	158	USD	8,783	09/09	576

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					576

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$21,227,100	$—	$—	$21,227,100	15.6
Consumer Staples	6,013,572	—	—	6,013,572	4.4
Energy	5,894,082	—	—	5,894,082	4.3
Financial Services	23,216,058	—	—	23,216,058	17.1
Health Care	17,109,511	—	—	17,109,511	12.6
Materials and Processing	9,358,444	—	—	9,358,444	6.9
Producer Durables	18,481,301	—	—	18,481,301	13.6
Technology	20,573,277	—	—	20,573,277	15.1
Utilities	5,083,726	—	—	5,083,726	3.8
Short-Term Investments	6,216,000	1,800,000	—	8,016,000	5.9
Other Securities	27,383,989	24,820,982	—	52,204,971	38.4

Total Investments	160,557,060	26,620,982	—	187,178,042	137.7

Other Assets and Liabilities, Net					(37.7)

					100.0

Futures Contracts	576,336	—	—	576,336	0.4

Total Other Financial Instruments**	576,336	—	—	576,336

Total	$161,133,396	$26,620,982	$—	$187,754,378

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Reports.

See accompanying notes which are an integral part of the quarterly report.

78	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 98.4%
Asset-Backed Securities - 10.0%
Aames Mortgage Investment Trust (Ê) Series 2006-1 Class A3 0.445% due 04/25/36	7,301	5,283
ABFS Mortgage Loan Trust (Ê)(Å) Series 2003-2 Class A 0.785% due 04/25/34	992	795
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.585% due 07/25/34	246	106
Series 2006-2 Class A2 0.375% due 09/25/36	2,978	2,672
ACE Securities Corp. (Ê) Series 2003-HE1 Class M1 1.260% due 11/25/33	5,749	3,563
Series 2003-OP1 Class M2 1.785% due 12/25/33	364	289
Series 2004-IN1 Class A1 0.605% due 05/25/34	388	247
Series 2005-HE2 Class M3 0.765% due 04/25/35	1,305	841
Series 2005-HE5 Class A2C 0.665% due 08/25/35	3,006	2,912
Series 2005-SD3 Class A 0.685% due 08/25/45	1,468	1,192
Series 2006-ASP Class A2A 0.365% due 10/25/36	51	50
Series 2006-FM1 Class A2C 0.435% due 07/25/36	7,595	1,720
Series 2006-HE2 Class A2C 0.445% due 05/25/36	3,600	2,093
Series 2006-OP1 Class M3 0.595% due 04/25/36	1,697	19
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.760% due 01/25/34	1,510	762
Series 2005-4 Class 1A3 0.555% due 10/25/35	1,622	1,493
American Express Credit Account Master Trust (Ê) Series 2004-4 Class B 0.568% due 03/15/12	2,243	2,241
Series 2004-5 Class B 0.538% due 04/16/12	1,570	1,566
American Express Issuance Trust (Ê) Series 2007-1 Class B 0.838% due 09/15/11	5,700	5,512
AmeriCredit Automobile Receivables Trust Series 2006-AF Class A3 5.560% due 09/06/11	366	367
Series 2007-CM Class A3A 5.420% due 05/07/12	5,268	5,353
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 4.035% due 02/25/33	800	265

	Principal Amount ($) or Shares	Market Value $
Series 2004-R10 Class A5 0.675% due 11/25/34	3	3
Series 2005-R3 Class A1A 0.485% due 05/25/35	4,023	3,628
Series 2005-R5 Class A2B 0.515% due 07/25/35	312	301
Series 2005-R6 Class A2 0.485% due 08/25/35	8,792	7,456
Series 2005-R7 Class A2C 0.545% due 09/25/35	1,235	1,152
Series 2005-R10 Class A2B 0.505% due 12/25/35	1,001	851
Series 2006-R1 Class A2C 0.475% due 08/01/16	748	592
Apidos CDO (Ê)(Å) Series 2007-CA Class A1 1.146% due 05/14/20	3,500	2,746
ARES CLO Funds (Ê)(Å) Series 2005-10A Class A2 0.853% due 09/18/17	13,524	11,336
Argent Securities, Inc. (Ê) Series 2005-W2 Class A2B1 0.485% due 10/25/35	6,165	4,905
Series 2005-W2 Class A2B2 0.545% due 10/25/35	1,129	899
Series 2006-W1 Class A2B 0.445% due 03/25/36	41	40
Series 2006-W5 Class A2C 0.435% due 06/25/36	2,100	707
Arlington Street CDO, Ltd. (Þ) Series 2000-1A Class A2 7.660% due 06/10/12	2,009	1,849
Armstrong Loan Funding, Ltd. (Ê)(Å) Series 2008-1A Class A 1.578% due 08/01/16	4,620	3,966
Asset Backed Funding Certificates (Ê) Series 2006-HE1 Class A2A 0.345% due 01/25/37	911	826
Series 2006-HE1 Class A2C 0.445% due 01/25/37	2,745	749
Series 2006-OPT Class A3A 0.345% due 10/25/36	45	45
0.345% due 11/25/36	121	118
Series 2006-OPT Class A3B 0.445% due 11/25/36	1,390	547
Series 2006-OPT Class M2 0.575% due 09/25/36	1,493	28
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE1 Class M2 3.813% due 01/15/33	2,175	1,642
Series 2004-HE6 Class A1 0.560% due 09/25/34	80	52
Series 2004-HE7 Class M9 (Þ) 3.814% due 10/25/34	1,159	18
Series 2006-HE2 Class M3 0.675% due 03/25/36	664	—

Russell Strategic Bond Fund	79

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-HE3 Class A4 0.455% due 03/25/36	1,458	852
Series 2006-HE5 Class A4 0.425% due 07/25/36	4,770	2,302
Bank of America Auto Trust Series 2008-1A Class A2B (Ê)(Å) 1.589% due 06/20/11	8,445	8,447
Series 2009-1A Class A2 1.700% due 12/15/11	1,400	1,401
Bank of America Credit Card Trust (Ê) Series 2006-C7 Class C7 0.518% due 03/15/12	1,600	1,582
Series 2007-A12 Class A12 0.488% due 01/15/13	7,400	7,314
Bank One Issuance Trust Series 2004-B2 Class B2 4.370% due 04/15/12	7,000	7,005
Bayview Financial Acquisition Trust Series 2004-C Class A1 (Ê) 0.915% due 05/28/44	323	250
Series 2006-A Class 1A3 5.865% due 02/28/41	1,880	974
Bear Stearns Asset Backed Securities Trust (Ê) Series 2005-HE1 Class A2 0.575% due 11/25/35	311	298
Series 2006-EC1 Class A2 0.505% due 12/25/35	688	649
Series 2006-HE8 Class 2M1 0.615% due 10/25/36	2,000	154
Series 2006-HE9 Class 1A2 0.435% due 11/25/36	4,330	1,566
Black Diamond CLO, Ltd. (Ê)(Å) Series 2007-1A Class AD 0.746% due 04/29/19	27,750	22,386
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 0.385% due 05/25/37	542	378
Capital Auto Receivables Asset Trust Series 2006-2 Class A3A 4.980% due 05/15/11	672	682
Series 2006-2 Class A3B (Ê) 0.348% due 05/15/11	1,155	1,153
Series 2007-1 Class A3B (Ê) 0.298% due 04/15/11	2,269	2,259
Series 2007-3 Class A3A 5.020% due 09/15/11	3,644	3,709
Capital One Auto Finance Trust Series 2006-C Class A3B (Ê) 0.298% due 07/15/11	902	898
Series 2007-A Class A3A 5.250% due 08/15/11	853	855
Capital One Multi-Asset Execution Trust Series 2007-A7 Class A7 5.750% due 07/15/20	3,920	4,018
Carmax Auto Owner Trust (Ê) Series 2008-1 Class A2 0.988% due 04/15/11	1,732	1,732

	Principal Amount ($) or Shares	Market Value $
Carrington Mortgage Loan Trust (Ê) Series 2005-NC5 Class A2 0.605% due 10/25/35	3,157	2,745
Series 2006-FRE Class A2 0.405% due 10/25/36	3,226	2,584
Series 2006-NC3 Class A1 0.335% due 08/25/36	21	21
Series 2006-NC5 Class A1 0.335% due 01/25/37	1,986	1,760
Cendant Timeshare Receivables Funding LLC (Þ) Series 2004-1A Class A1 3.670% due 05/20/16	34	28
Centex Home Equity Series 2002-D Class AF4 5.210% due 11/25/28	119	84
Series 2005-D Class AF4 5.270% due 10/25/35	985	934
Series 2006-A Class AV2 (Ê) 0.385% due 06/25/36	928	901
Series 2006-A Class AV4 (Ê) 0.535% due 06/25/36	1,800	711
Chase Issuance Trust Series 2004-C3 Class C3 (Ê) 0.758% due 06/15/12	1,200	1,163
Series 2005-C1 Class C1 (Ê) 0.658% due 11/15/12	11,000	10,601
Series 2006-B1 Class B1 (Ê) 0.438% due 04/15/13	2,055	1,951
Series 2007-A17 Class A (Ñ) 5.120% due 10/15/14	615	651
Series 2008-A7 Class A7 (Ê) 0.938% due 11/15/11	3,700	3,703
Series 2009-A2 Class A2 (Ê) 1.838% due 04/15/14	5,760	5,848
CIT Mortgage Loan Trust (Ê) Series 2007-1 Class 2A1 (Å) 1.285% due 10/25/37	4,246	3,184
Series 2007-1 Class 2A2 (Þ) 1.535% due 10/25/37	2,100	593
Series 2007-1 Class 2A3 (Å) 1.735% due 10/25/37	3,900	1,053
Citibank Credit Card Issuance Trust (Ê) Series 2006-C4 Class C4 0.521% due 01/09/12	16,811	16,527
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-AMC Class A2B 0.474% due 09/25/36	4,094	1,714
Series 2006-NC2 Class A2B 0.445% due 09/25/36	12,799	5,434
Series 2006-WFH Class A2 0.385% due 10/25/36	3,276	3,096
Series 2006-WFH Class A2A 0.464% due 08/25/36	2,430	1,622
Series 2006-WFH Class A3 0.150% due 10/25/36 0.150% due 11/25/36	3,105 2,815	1,591 1,325

80	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-AHL Class A3A 0.345% due 05/25/37	1,530	1,014
Series 2007-AMC Class A2A 0.345% due 05/25/37	5,313	4,394
Series 2007-WFH Class A4 0.200% due 01/25/37	10,880	3,771
Conseco Finance Home Loan Trust Series 2000-E Class M1 8.130% due 08/15/31	767	746
Conseco Finance Securitizations Corp. Series 2001-4 Class A4 7.360% due 09/01/33	5,028	4,294
Conseco Financial Corp. Series 1997-5 Class A6 6.820% due 05/15/29	434	405
Countrywide Asset-Backed Certificates Series 2004-AB2 Class M3 (Ê) 0.885% due 05/25/36	1,395	52
Series 2004-BC1 Class M1 (Ê) 0.785% due 02/25/34	867	566
Series 2005-4 Class AF3 4.456% due 10/25/35	723	672
Series 2005-7 Class 3AV3 (Ê) 0.695% due 06/25/35	1,053	1,011
Series 2005-7 Class AF3 4.454% due 10/25/35	448	407
Series 2005-11 Class 3AV2 (Ê) 0.575% due 02/25/36	2,540	2,354
Series 2005-12 Class 2A3 5.069% due 02/25/36	999	892
Series 2005-17 Class 1AF3 5.711% due 05/25/36	10,900	4,042
Series 2005-AB1 Class A2 (Ê) 0.495% due 10/25/34	1,329	1,211
Series 2006-1 Class AF3 5.348% due 07/25/36	2,092	1,503
Series 2006-2 Class 2A2 (Ê) 0.475% due 06/25/36	1,074	776
Series 2006-3 Class 2A2 (Ê) 0.465% due 06/25/36	4,458	3,045
Series 2006-6 Class 2A3 (Ê) 0.565% due 09/25/36	13,985	3,068
Series 2006-11 Class 1AF3 6.050% due 09/25/46	2,085	934
Series 2006-11 Class 1AF4 6.300% due 09/25/46	2,340	807
Series 2006-13 Class 1AF3 5.944% due 01/25/37	4,085	1,792
Series 2006-15 Class A1 (Ê) 0.395% due 10/25/46	182	171
Series 2006-15 Class A3 5.689% due 10/25/46	1,655	722
Series 2006-16 Class 2A1 (Ê) 0.335% due 12/25/46	18	17
Series 2006-17 Class 2A1 (Ê) 0.335% due 03/25/47	26	26
Series 2006-19 Class 2A1 (Ê) 0.345% due 03/25/37	88	86

	Principal Amount ($) or Shares	Market Value $
Series 2006-22 Class 2A1 (Ê) 0.335% due 05/25/47	201	190
Series 2006-23 Class 2A1 (Ê) 0.335% due 05/25/37	179	169
Series 2006-26 Class 2A1 (Ê) 0.365% due 06/25/37	109	102
Series 2006-BC1 Class 2A2 (Ê) 0.465% due 04/25/36	547	487
Series 2006-S1 Class A2 5.549% due 08/25/21	230	153
Series 2006-S3 Class A2 6.085% due 06/25/21	1,804	576
Series 2006-S6 Class A2 5.519% due 03/25/34	5,370	3,399
Series 2006-S7 Class A3 5.712% due 11/25/35	86	13
Series 2006-S9 Class A3 5.728% due 08/25/36	1,915	612
Series 2007-4 Class A2 5.530% due 09/25/37	3,572	2,337
Series 2007-7 Class 2A1 (Ê) 0.365% due 10/25/37	440	392
Countrywide Home Equity Loan Trust (Ê) Series 2006-HW Class 2A1B 0.438% due 11/15/36	3,649	1,380
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-AGE Class A2 4.640% due 02/25/32	465	448
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.581% due 10/25/34	770	576
Series 2007-CB1 Class AF2 5.721% due 01/25/37	1,895	849
CSAB Mortgage Backed Trust Series 2006-3 Class A1B2 (Ê) 0.380% due 11/25/36	308	258
Series 2006-4 Class A1A 5.868% due 12/25/36	509	456
Daimler Chrysler Auto Trust (Ê) Series 2008-B Class A2B 1.232% due 07/08/11	523	524
Series 2008-B Class A3B 1.782% due 09/10/12	300	299
Discover Card Master Trust Series 2008-A4 Class A4 5.650% due 12/15/15	5,225	5,507
Dunkin Securitization (Þ) Series 2006-1 Class A2 5.779% due 06/20/31	4,295	4,058
FBR Securitization Trust (Ê) Series 2005-2 Class AV3A 0.575% due 09/25/35	3,481	3,094
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 8.610% due 12/25/30	487	442

Russell Strategic Bond Fund	81

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fieldstone Mortgage Investment Corp. (Ê) Series 2006-1 Class A2 0.475% due 05/25/36	2,938	1,548
Series 2006-3 Class 2A1 0.355% due 11/25/36	104	88
Series 2006-3 Class 2A3 0.445% due 11/25/36	1,465	465
Series 2006-3 Class M1 0.545% due 11/25/36	3,315	14
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class 2A1 0.325% due 08/25/36	80	78
Series 2006-FF1 Class 2A3 0.425% due 12/25/36	6,005	1,833
Series 2006-FF1 Class A2 0.345% due 10/25/36	574	542
Series 2006-FF1 Class A2C 0.445% due 10/25/36	2,621	824
0.445% due 12/25/37	8,631	2,277
Series 2006-FF1 Class A3 0.335% due 11/25/36	554	546
Series 2006-FF1 Class A5 0.445% due 11/25/36	5,321	825
0.435% due 12/25/36	4,675	872
Series 2006-FF4 Class A2 0.475% due 03/25/36	334	219
Series 2006-FF9 Class M1 0.535% due 06/25/36	8,330	51
Series 2007-FF1 Class A2A 0.325% due 01/25/38	567	533
Series 2007-FF1 Class A2B 0.375% due 01/25/38	25,000	8,484
Series 2007-FF1 Class A2C 0.425% due 01/25/38	1,510	442
First NLC Trust (Ê) Series 2005-2 Class AV2 0.585% due 09/25/35	623	568
Ford Credit Auto Owner Trust Series 2006-B Class A3 5.260% due 10/15/10	502	504
Series 2009-C Class A2 2.000% due 12/15/11	600	603
Fremont Home Loan Trust (Ê) Series 2006-3 Class 2A2 0.405% due 02/25/37	5,541	3,785
Series 2006-B Class 2A3 0.445% due 08/25/36	2,760	811
Series 2006-D Class 2A1 0.345% due 11/25/36	591	459
Series 2006-E Class 2A1 0.345% due 01/25/37	376	242
GE Capital Credit Card Master Note Trust Series 2005-3 Class B (Ê) 0.588% due 06/15/13	1,345	1,281
Series 2006-1 Class A 5.080% due 09/15/12	5,792	5,802

	Principal Amount ($) or Shares	Market Value $
Series 2006-1 Class B (Ê) 0.398% due 09/15/12	1,500	1,491
GMAC Mortgage Corp. Loan Trust Series 2007-HE2 Class A2 6.054% due 12/25/37	3,340	1,405
Series 2007-HE3 Class 1A1 7.000% due 09/25/37	1,178	618
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	1,338	582
Green Tree (Þ) Series 2008-MH1 Class A3 8.970% due 04/25/38	6,870	6,617
Green Tree Financial Corp. Series 1994-1 Class A5 7.650% due 04/15/19	3,392	2,957
Series 1994-3 Class A5 8.400% due 06/15/19	2,080	1,940
Series 1994-5 Class A5 8.300% due 12/15/19	2,321	2,032
GSAA Trust Series 2006-2 Class 2A3 (Ê) 0.555% due 12/25/35	3,270	737
Series 2006-4 Class 1A2 5.993% due 03/25/36	380	51
Series 2006-4 Class 3A1 6.096% due 03/25/36	19,999	12,288
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.260% due 08/25/33	597	329
Series 2004-SEA Class A2A 0.575% due 03/25/34	17	17
Series 2006-FM2 Class A2A 0.355% due 09/25/36	193	188
Series 2007-FM1 Class A2A 0.355% due 12/25/36	610	319
Series 2007-H1 Class M1 0.625% due 02/25/37	3,621	163
Harley-Davidson Motorcycle Trust Series 2009-2 Class A2 2.130% due 07/15/12	1,895	1,895
Series 2009-2 Class A3 2.850% due 03/15/14	6,285	6,276
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 0.579% due 01/20/34	2,564	2,065
Series 2006-2 Class A1 0.439% due 03/20/36	5,653	4,700
Series 2007-1 Class AS 0.489% due 03/20/36	4,869	2,576
Series 2007-2 Class A1V 0.379% due 07/20/36	851	806
Series 2007-2 Class A3V 0.509% due 07/20/36	5,360	2,797
Series 2007-3 Class A1 1.089% due 11/20/36	655	629

82	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-3 Class APT 1.489% due 11/20/36	5,755	4,546
Home Equity Asset Trust (Ê) Series 2005-5 Class 2A2 0.535% due 11/25/35	2,953	2,751
Series 2005-7 Class M1 0.735% due 01/25/36	6,285	1,747
Series 2006-4 Class M3 0.645% due 08/25/36	1,267	5
Series 2006-7 Class 2A3 0.435% due 01/25/37	2,650	250
Honda Auto Receivables Owner Trust Series 2009-2 Class A3 2.790% due 01/15/13	2,850	2,870
Household Automotive Trust Series 2005-3 Class A4 4.940% due 11/19/12	4,568	4,687
Series 2006-1 Class A3 5.430% due 06/17/11	2,206	2,240
Series 2006-2 Class A3 5.610% due 08/17/11	7,746	7,884
Household Credit Card Master Note Trust I Series 2006-1 Class A 5.100% due 06/15/12	3,235	3,239
Series 2006-1 Class B (Ê) 0.428% due 06/15/12	1,196	1,172
HSBC Private Label Credit Card Master Note Trust (Ê) Series 2007-1 Class B 0.398% due 12/16/13	21,500	20,353
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.335% due 12/25/36	2,083	1,247
Series 2006-HE2 Class 2A2 0.395% due 12/25/36	1,830	445
Huntington Auto Trust (Ê)(Å) Series 2008-1A Class A2B 1.288% due 11/15/10	1,673	1,675
Indymac Residential Asset Backed Trust (Ê) Series 2006-E Class 2A3 0.455% due 04/25/37	7,930	2,430
Series 2006-H2 Class A 0.435% due 06/28/36	1,693	726
IXIS Real Estate Capital Trust (Ê) Series 2006-HE1 Class A3 0.485% due 03/25/36	904	689
Series 2006-HE2 Class A3 0.445% due 08/25/36	1,945	626
Series 2006-HE2 Class M2 0.605% due 08/25/36	2,438	2
JPMorgan Auto Receivables Trust (Å) Series 2008-A Class A2 4.820% due 02/15/11	5,270	5,309
JPMorgan Mortgage Acquisition Corp. Series 2006-WF1 Class M1 6.240% due 07/25/36	1,200	81

	Principal Amount ($) or Shares	Market Value $
Series 2006-WMC Class A2 (Ê) 0.335% due 08/25/36	104	101
Series 2006-WMC Class A3 (Ê) 0.405% due 03/25/36	442	430
Series 2007-HE1 Class AV1 (Ê) 0.345% due 01/25/32	287	189
Lehman XS Trust (Ê) Series 2005-1 Class 2A2 1.785% due 07/25/35	600	330
Series 2005-5N Class 1A1 0.585% due 11/25/35	694	316
Series 2005-5N Class 3A1A 0.585% due 11/25/35	2,223	1,039
Series 2005-7N Class 1A1A 0.555% due 12/25/35	6,716	3,529
Series 2005-9N Class 1A1 (Ø)(Æ) 0.555% due 02/25/36	1,291	640
Series 2005-9N Class 1A2 (Ø)(Æ) 0.635% due 02/25/36	7,183	1,636
Series 2006-2N Class 1A2 0.555% due 02/25/46	2,575	545
Series 2006-4N Class A2A 0.505% due 04/25/46	3,921	1,836
Series 2006-11 Class 2A1 0.415% due 06/25/46	2,881	2,281
Series 2006-12N Class A1A2 0.405% due 08/25/46	1,043	1,002
Series 2006-16N Class A1A 0.365% due 11/25/46	770	654
Series 2006-16N Class A4A
0.475% due 11/25/46	4,038	1,906
Long Beach Mortgage Loan Trust (Ê) Series 2002-5 Class M1 1.530% due 11/25/32	3,195	2,029
Series 2003-3 Class M1 1.410% due 07/25/33	4,370	3,029
Series 2004-4 Class 1A1 0.565% due 10/25/34	39	25
Series 2004-6 Class A3 0.935% due 11/25/34	2,330	1,247
Series 2005-3 Class 2A2 0.565% due 08/25/45	1,552	1,363
Series 2005-WL2 Class 3A3 0.555% due 08/25/35	34	34
Series 2006-9 Class 2A1 0.345% due 10/25/36	476	455
Master Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.760% due 08/25/33	534	163
Series 2005-WMC Class M1 0.705% due 03/25/35	2,385	2,153
Series 2006-AB1 Class A2 0.515% due 02/25/36	2,734	1,806
Series 2006-NC2 Class A4 0.435% due 08/25/36	9,000	2,901
Series 2006-WMC Class M1 0.515% due 10/25/36	3,306	3

Russell Strategic Bond Fund	83

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-HE1 Class A1 0.365% due 05/25/37	804	667
MBNA Master Credit Card Trust Series 1999-J Class C (Å) 7.850% due 02/15/12	1,770	1,773
Series 2000-E Class A 7.800% due 10/15/12	1,305	1,365
Mid-State Trust Series 2003-11 Class A1 4.864% due 07/15/38	165	132
Series 2004-1 Class A 6.005% due 08/15/37	194	159
Series 2005-1 Class A 5.745% due 01/15/40	263	217
Series 2006-1 Class A (Þ) 5.787% due 10/15/40	877	741
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M1 1.335% due 09/25/33	3,157	1,931
Series 2003-NC8 Class M3 3.435% due 09/25/33	287	29
Series 2006-HE1 Class A3 0.465% due 01/25/36	6,092	5,069
Series 2006-HE2 Class M1 0.615% due 03/25/36	10,623	79
Series 2006-HE2 Class M2 0.635% due 03/25/36	1,283	5
Series 2006-HE3 Class A2C 0.445% due 04/25/36	1,871	1,181
Series 2006-HE3 Class M2 0.585% due 04/25/36	12,735	49
Series 2006-HE4 Class A2 0.385% due 06/25/36	44	44
Series 2006-HE4 Class A3 0.435% due 06/25/36	945	471
Series 2006-HE5 Class A2C 0.425% due 08/25/36	6,480	2,283
Series 2006-HE6 Class A2B 0.385% due 09/25/36	2,945	2,007
Series 2006-HE6 Class A2C 0.435% due 09/25/36	9,465	2,456
Series 2006-HE7 Class A2A 0.335% due 09/25/36	660	635
Series 2006-HE8 Class A2C 0.425% due 10/25/36	4,635	1,441
Series 2006-NC5 Class A2A 0.325% due 10/25/36	1,613	1,532
Series 2006-NC5 Class A2C 0.435% due 10/25/36	610	154
Series 2006-WMC Class A2C 0.435% due 07/25/36	11,670	3,125
Series 2006-WMC Class A2FP 0.335% due 07/25/36	109	66
Series 2007-NC3 Class A2A 0.345% due 05/25/37	1,593	1,304

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley IXIS Real Estate Capital Trust (Ê) Series 2006-2 Class A1 0.335% due 11/25/36	118	112
Series 2006-2 Class A3 0.435% due 11/25/36	9,980	2,525
Morgan Stanley Mortgage Loan Trust (Ê) Series 2006-12X Class A1 0.405% due 10/25/36	153	138
Series 2006-17X Class A1 0.405% due 10/25/46	863	722
Nationstar Home Equity Loan Trust (Ê) Series 2007-A Class AV4 0.515% due 03/25/37	6,789	2,322
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.815% due 02/25/35	2,100	1,411
Series 2006-1 Class M2 0.645% due 05/25/36	4,114	160
Nissan Auto Receivables Owner Trust Series 2008-A Class A3 3.890% due 08/15/11	540	548
Series 2009-A Class A3 3.200% due 02/15/13	1,915	1,943
Novastar Home Equity Loan (Ê) Series 2006-3 Class A2B 0.395% due 10/25/36	187	162
Series 2007-1 Class A2A1 0.385% due 03/25/37	3,229	2,706
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.835% due 04/25/33	352	33
Series 2003-3 Class M3 3.285% due 06/25/33	180	30
Series 2003-4 Class M2 2.760% due 07/25/33	207	61
Series 2005-2 Class A5 0.615% due 05/25/35	1,823	1,667
Series 2005-4 Class A3 0.545% due 11/25/35	1,117	868
Series 2006-1 Class 2A2 0.415% due 01/25/36	503	485
Series 2007-1 Class 2A1 0.335% due 01/25/37	283	270
Park Place Securities, Inc. (Ê) Series 2004-MCW Class A1 0.597% due 10/25/34	1,061	950
Series 2004-WHQ Class A3D 0.765% due 02/25/35	3,571	3,428
Series 2004-WHQ Class A3E 0.705% due 02/25/35	1,219	1,061
Series 2005-WCW Class M1 0.735% due 09/25/35	2,080	737
Series 2005-WHQ Class A2C 0.535% due 09/25/35	2,731	2,484
Series 2005-WHQ Class A2D 0.615% due 06/25/35	1,561	1,405

84	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	1,808	1,583
Renaissance Home Equity Loan Trust Series 2005-1 Class M1 5.357% due 05/25/35	817	294
Series 2005-2 Class AF4 4.934% due 08/25/35	815	533
Series 2005-4 Class A3 5.565% due 02/25/36	300	282
Series 2006-1 Class AF3 5.608% due 05/25/36	194	165
Series 2006-1 Class AF6 5.746% due 05/25/36	1,740	1,067
Series 2006-2 Class AF2 5.762% due 08/25/36	393	374
Series 2007-1 Class AF2 5.512% due 04/25/37	5,820	2,201
Series 2007-2 Class AF2 5.675% due 06/25/37	1,815	825
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	1,402	906
Series 2005-RS2 Class AII3 (Ê) 0.635% due 02/25/35	2,265	1,985
Series 2006-RZ3 Class A1 (Ê) 0.355% due 08/25/36	37	37
Series 2006-RZ4 Class A1A (Ê) 0.365% due 10/25/36	35	35
Residential Asset Securities Corp. Series 2001-KS3 Class AII (Ê) 0.745% due 09/25/31	169	105
Series 2003-KS2 Class MI1 4.800% due 04/25/33	1,337	557
Series 2003-KS2 Class MI3 6.100% due 04/25/33	574	68
Series 2003-KS4 Class AIIB (Ê) 0.865% due 06/25/33	289	124
Series 2005-AHL Class A2 (Ê) 0.555% due 07/25/35	2,363	2,176
Series 2005-KS5 Class M1 (Ê) 0.695% due 05/25/35	3,133	3,044
Series 2005-KS8 Class A3 (Ê) 0.545% due 08/25/35	263	259
Series 2006-KS3 Class AI3 (Ê) 0.455% due 04/25/36	780	612
Series 2006-KS7 Class A2 (Ê) 0.385% due 09/25/36	477	425
Series 2006-KS9 Class AI1 (Ê) 0.355% due 11/25/36	65	65
Series 2007-KS3 Class AI1 (Ê) 0.395% due 04/25/37	231	206
Saxon Asset Securities Trust (Ê) Series 2005-4 Class A2C 0.535% due 11/25/37	2,280	2,135
Series 2006-3 Class A1 0.345% due 10/25/46	248	240

	Principal Amount ($) or Shares	Market Value $
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.455% due 08/25/36	199	180
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2005-FR5 Class A1A 0.575% due 08/25/35	3,410	3,177
Series 2005-HE1 Class A1A (Å) 0.585% due 10/25/35	3,232	3,140
Series 2006-FR4 Class A2A 0.365% due 08/25/36	3,532	1,984
Series 2006-HE1 Class M1 0.585% due 05/25/36	3,183	15
Series 2007-BR2 Class A2 0.515% due 02/25/37	4,500	1,763
Series 2007-HE1 Class A2A 0.345% due 12/25/36	716	369
Series 2007-NC1 Class A2B 0.435% due 12/25/36	9,135	2,408
SG Mortgage Securities Trust (Ê) Series 2006-FRE Class A2B 0.465% due 02/25/36	2,475	1,105
SLC Student Loan Trust (Ê) Series 2007-1 Class A1 0.863% due 02/15/15	157	157
SLM Student Loan Trust (Ê) Series 2006-8 Class A2 0.504% due 10/25/16	1,414	1,408
Series 2007-3 Class A1 0.494% due 10/27/14	401	399
Series 2008-2 Class A1 0.804% due 01/26/15	140	139
Series 2008-7 Class A2 1.004% due 10/25/17	33,000	32,176
Small Business Administration Participation Certificates Series 2004-20F Class 1 5.520% due 06/01/24	262	276
Series 2005-20G Class 1 4.750% due 07/01/25	3,277	3,411
Soundview Home Equity Loan Trust Series 2005-4 Class 2A3 (Ê) 0.515% due 03/25/36	1,763	1,708
Series 2005-OPT Class 2A3 (Ê) 0.545% due 12/25/35	4,816	3,605
Series 2006-EQ2 Class A1 (Ê) 0.365% due 01/25/37	538	526
Series 2006-EQ2 Class A3 (Ê) 0.445% due 01/25/37	8,550	2,810
Series 2006-OPT Class 2A4 (Ê) 0.525% due 07/25/36	3,325	1,011
Series 2006-OPT Class M3 (Ê) 0.605% due 07/25/36	2,121	16
Series 2006-WF1 Class A2 5.645% due 10/25/36	3,209	2,461
Series 2007-OPT Class 2A1 (Ê) 0.365% due 06/25/37	1,544	1,148

Russell Strategic Bond Fund	85

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-OPT Class 2A2 (Ê) 0.415% due 07/25/37	4,200	2,143
Specialty Underwriting & Residential Finance (Ê) Series 2005-BC4 Class A2B 0.515% due 09/25/36	1,678	1,494
Series 2006-AB2 Class A2B 0.385% due 06/25/37	214	210
Series 2006-BC1 Class A2B 0.435% due 12/25/36	332	326
Series 2006-BC3 Class M2 0.575% due 06/25/37	1,485	6
Series 2006-BC5 Class A2D 0.435% due 11/25/37	13,185	3,221
Series 2006-BC5 Class M1 0.525% due 11/25/37	4,800	30
Structured Asset Investment Loan Trust (Ê) Series 2003-BC1 Class 3A 0.965% due 11/25/33	12	9
Series 2003-BC1 Class A2 0.965% due 01/25/33	4,484	2,725
Series 2005-3 Class M2 0.725% due 04/25/35	885	162
Series 2005-7 Class A4 0.475% due 08/25/35	656	644
Series 2005-8 Class A3 0.545% due 10/25/35	449	426
Series 2005-HE3 Class A2 0.535% due 09/25/35	216	211
Series 2006-BNC Class A2 0.325% due 09/25/36	452	436
Series 2006-BNC Class A3 0.435% due 09/25/36	13,040	5,611
Structured Asset Securities Corp. Series 2001-SB1 Class A2 3.375% due 08/25/31	692	552
Series 2005-2XS Class 1A2A 4.510% due 02/25/35	740	679
Series 2005-4XS Class 1A2B 4.670% due 03/25/35	275	229
Series 2005-GEL Class A (Ê) 0.635% due 12/25/34	365	284
Series 2006-BC3 Class A2 (Ê) 0.335% due 10/25/36	2,653	2,466
Series 2006-BC6 Class A4 (Ê) 0.455% due 01/25/37	2,775	708
Series 2006-OW1 Class A3 (Ê)(Å) 0.445% due 12/25/35	9	9
Series 2007-BC3 Class 2A2 (Ê) 0.425% due 05/25/47	9,928	4,176
Triad Auto Receivables Owner Trust Series 2006-B Class A3 5.410% due 08/12/11	933	937
Series 2006-C Class A3 5.260% due 11/14/11	1,506	1,513
TXU Electric Delivery Transition Bond Co. LLC Series 2004-1 Class A2 4.810% due 11/17/14	400	420

	Principal Amount ($) or Shares	Market Value $
USAA Auto Owner Trust Series 2006-2 Class A4 5.370% due 02/15/12	364	374
Series 2008-3 Class A2 3.580% due 03/15/11	2,387	2,403
Wachovia Auto Loan Owner Trust 2006-1 Series 2006-2A Class A3 (Å) 5.230% due 08/22/11	532	535
Series 2007-1 Class A3A 5.290% due 04/20/12	8,690	8,862
Washington Mutual Asset-Backed Certificates (Ê) Series 2006-HE5 Class 2A1 0.345% due 10/25/36	1,483	1,251
Wells Fargo Home Equity Trust (Ê) Series 2005-3 Class AI1A 0.555% due 11/25/35	448	433
Series 2006-3 Class A1 0.335% due 01/25/37	13	13
World Omni Auto Receivables Trust Series 2009-A Class A3 3.330% due 05/15/13	3,545	3,597

		661,307

Corporate Bonds and Notes - 21.6%
Abbott Laboratories (Ñ) 6.000% due 04/01/39	1,470	1,616
ACE Capital Trust II 9.700% due 04/01/30	1,425	1,363
Aetna, Inc. (Ñ) 6.500% due 09/15/18	3,190	3,223
Allied Waste NA, Inc. Series B 7.125% due 05/15/16	660	681
Allstate Life Global Funding Trusts 5.375% due 04/30/13	2,200	2,303
Alltel Corp. 7.000% due 07/01/12	1,955	2,168
6.800% due 05/01/29 (Ñ)	2,320	2,542
Altria Group, Inc. 7.750% due 02/06/14 (Ñ)	4,560	5,146
9.700% due 11/10/18	12,125	14,744
10.200% due 02/06/39	1,580	2,056
AMB Property, LP (Ñ) 6.300% due 06/01/13	1,015	947
American Airlines Pass Through Trust 2001-01 Series 01-1 6.817% due 11/23/12	1,065	868
6.977% due 11/23/22	203	120
2009-1A 10.375% due 07/02/19	5,000	5,037
American Express Bank FSB Series BKNT 5.500% due 04/16/13	700	710
6.000% due 09/13/17	600	585
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	600	585

86	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Express Co. 7.000% due 03/19/18	400	411
8.125% due 05/20/19	500	552
American Express Credit Corp. 5.875% due 05/02/13	2,000	2,058
Series C 7.300% due 08/20/13	915	977
American General Finance Corp. 6.900% due 12/15/17	800	462
American International Group, Inc. 4.700% due 10/01/10	845	723
5.050% due 10/01/15	400	206
5.850% due 01/16/18	9,970	5,231
6.250% due 03/15/37	3,700	777
8.250% due 08/15/18	9,100	5,379
8.175% due 05/15/68	1,230	304
Americo Life, Inc. (Þ) 7.875% due 05/01/13	350	235
Ameriprise Financial, Inc. 5.350% due 11/15/10	55	55
7.518% due 06/01/66	9,980	7,685
AmerisourceBergen Corp. 5.875% due 09/15/15	15	15
Series WI 5.625% due 09/15/12	4,585	4,703
Amgen, Inc. 5.850% due 06/01/17	695	759
6.150% due 06/01/18	5,600	6,288
5.700% due 02/01/19 (Ñ)	1,665	1,815
6.400% due 02/01/39	500	568
Amsouth Ban (Ñ)(Þ) Series AI 4.850% due 04/01/13	1,360	1,164
Anadarko Petroleum Corp. 5.950% due 09/15/16	695	722
Anheuser-Busch InBev Worldwide, Inc. (Þ) 7.200% due 01/15/14	9,495	10,553
7.750% due 01/15/19	19,830	23,161
8.200% due 01/15/39	1,980	2,490
ANZ Capital Trust (ƒ)(Þ) 4.484% due 12/31/49	3,125	3,063
Appalachian Power Co. Series O 5.650% due 08/15/12	980	1,030
Arizona Public Service Co. 5.800% due 06/30/14	1,675	1,728
6.250% due 08/01/16	1,350	1,398
AT&T Corp. 7.300% due 11/15/11	475	528
8.000% due 11/15/31	3,040	3,774
AT&T, Inc. 4.950% due 01/15/13	100	106
4.850% due 02/15/14 (Ñ)	2,540	2,703
5.500% due 02/01/18	100	106
5.800% due 02/15/19	5,020	5,440
6.300% due 01/15/38	4,400	4,693
6.400% due 05/15/38	3,375	3,647

	Principal Amount ($) or Shares	Market Value $
BAC Capital Trust XV (Ê) 1.468% due 06/01/56	3,800	1,900
Bank of America Corp. 6.500% due 08/01/16	3,500	3,561
5.625% due 10/14/16	610	582
5.420% due 03/15/17	480	432
6.000% due 09/01/17	5,165	5,043
5.750% due 12/01/17	6,545	6,284
7.625% due 06/01/19	5,275	5,721
8.000% due 12/29/49 (ƒ)	1,220	1,043
Bank of America NA Series BKNT 0.909% due 06/15/16 (Ê)	3,100	2,562
6.000% due 10/15/36	500	430
BankAmerica Capital III (Ê) Series* 1.079% due 01/15/27	2,300	1,198
Barnett Capital III (Ê) 1.108% due 02/01/27	1,250	650
Baxter International, Inc. 4.000% due 03/01/14	1,180	1,222
BB&T Corp. 3.850% due 07/27/12	2,425	2,443
Bear Stearns Cos. LLC (The) 1.093% due 08/15/11 (Ê)	300	298
6.400% due 10/02/17 (Ñ)	485	519
7.250% due 02/01/18	7,325	8,212
BellSouth Telecommunications, Inc. 7.000% due 12/01/95	2,865	2,778
Best Buy Co., Inc. 6.750% due 07/15/13	5,545	5,808
BNP Paribas Capital Trust (ƒ)(Ñ)(Å) 9.003% due 12/29/49	3,450	2,952
Boardwalk Pipelines, LP 5.875% due 11/15/16	3,250	3,102
Boston Scientific Corp. 6.400% due 06/15/16	3,670	3,578
7.000% due 11/15/35	750	656
Bowater, Inc. (Ø)(Æ) 9.000% due 12/31/49	3,300	561
Burlington Northern Santa Fe Corp. 4.967% due 04/01/23	196	190
6.875% due 12/01/27	160	170
6.750% due 03/15/29	110	119
Capital One Capital V 10.250% due 08/15/39	1,085	1,104
Capital One Financial Corp. 7.375% due 05/23/14	3,350	3,632
Capmark Financial Group, Inc. 7.375% due 05/10/12	1,000	242
7.800% due 05/10/17	3,445	795
CareFusion Corp. (Å) 5.125% due 08/01/14	1,435	1,474
6.375% due 08/01/19	4,475	4,720
Carolina Power & Light Co. 6.500% due 07/15/12	105	114
5.300% due 01/15/19 (Ñ)	1,835	1,954

Russell Strategic Bond Fund	87

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Catlin Insurance Co., Ltd. (ƒ)(Å) 7.249% due 12/31/49	775	411
CC Holdings GS V LLC (Þ) 7.750% due 05/01/17	1,345	1,372
CCH I Holdings LLC (Ø)(Æ) 13.500% due 01/15/14	5,240	52
Centennial Cellular Operating Co. 10.125% due 06/15/13	2,725	2,786
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	605	626
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	860	840
6.250% due 02/01/37	225	185
Series B 7.875% due 04/01/13	3,970	4,277
Charter Communications Operating LLC (Ø)(Þ)(Æ) 10.875% due 09/15/49	820	886
Chesapeake Energy Corp. 7.625% due 07/15/13	1,375	1,378
7.500% due 09/15/13 (Ñ)	2,425	2,413
9.500% due 02/15/15 (Ñ)	1,105	1,173
6.875% due 01/15/16	840	790
CHS/Community Health Systems, Inc. (Ñ) Series WI 8.875% due 07/15/15	3,540	3,646
Chubb Corp. 6.375% due 03/29/67	2,450	1,984
Series 1 6.500% due 05/15/38	1,175	1,288
Citigroup Capital XXI 8.300% due 12/21/77	10,765	8,935
Citigroup Funding, Inc. 2.250% due 12/10/12	22,100	22,158
Citigroup, Inc. 5.500% due 08/27/12	2,500	2,497
5.625% due 08/27/12	1,800	1,748
5.300% due 10/17/12	1,000	996
5.500% due 04/11/13	8,620	8,519
5.850% due 07/02/13 (Ñ)	700	688
6.500% due 08/19/13	2,094	2,134
0.752% due 11/05/14 (Ê)(Ñ)	3,000	2,506
4.700% due 05/29/15	350	302
5.850% due 08/02/16	150	139
6.000% due 08/15/17	4,500	4,119
6.125% due 11/21/17	6,395	5,881
6.125% due 05/15/18	3,200	2,930
8.500% due 05/22/19	6,480	6,899
6.125% due 08/25/36	1,900	1,431
5.875% due 05/29/37	1,775	1,407
6.875% due 03/05/38	1,075	950
CME Group, Inc. 5.750% due 02/15/14	1,475	1,604
CNA Financial Corp. 6.500% due 08/15/16	1,125	925

	Principal Amount ($) or Shares	Market Value $
Columbus Southern Power Co. (Ñ) Series C 5.500% due 03/01/13	435	454
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	975	1,225
Comcast Cable Holdings LLC 9.800% due 02/01/12	1,660	1,916
Comcast Corp. 5.500% due 03/15/11	1,825	1,919
6.300% due 11/15/17 (Ñ)	1,160	1,278
5.875% due 02/15/18	300	322
5.700% due 07/01/19	4,025	4,291
6.500% due 11/15/35	4,380	4,717
6.450% due 03/15/37	300	321
Comcast Holdings Corp. 10.625% due 07/15/12	4,800	5,797
Commonwealth Edison Co. 6.150% due 09/15/17	1,435	1,574
5.800% due 03/15/18	2,930	3,156
6.950% due 07/15/18	400	438
5.900% due 03/15/36 (Ñ)	1,100	1,150
Series 100 5.875% due 02/01/33	1,275	1,326
Series 105 (Ñ) 5.400% due 12/15/11	850	905
ConocoPhillips 4.600% due 01/15/15 (Ñ)	1,430	1,514
5.900% due 05/15/38	510	540
6.500% due 02/01/39	6,745	7,680
Constellation Brands, Inc. (Ñ) Series B 8.125% due 01/15/12	2,412	2,436
Continental Airlines, Inc. 9.000% due 07/08/16	3,500	3,482
Series 01A2 6.503% due 12/15/12	3,925	3,650
Series 071A 5.983% due 04/19/22	2,200	1,848
Countrywide Financial Corp. 5.125% due 02/17/11	100	163
Series MTN 5.800% due 06/07/12	3,000	3,079
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	3,695	3,710
COX Communications, Inc. (Þ) 6.250% due 06/01/18	2,800	2,965
Credit Suisse NY 5.500% due 05/01/14	3,000	3,191
Credit Suisse USA, Inc. (Ñ) 5.500% due 08/15/13	380	408
4.875% due 01/15/15	1,200	1,220
CSC Holdings, Inc. Series B 7.625% due 04/01/11	750	759

88	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series WI 6.750% due 04/15/12	660	657
8.625% due 02/15/19 (Þ)	1,235	1,272
Darden Restaurants, Inc. 6.800% due 10/15/37	1,245	1,157
DCP Midstream LLC 6.875% due 02/01/11	110	114
Delta Air Lines, Inc. Series 01A1 6.619% due 09/18/12	435	420
Series 071A 6.821% due 08/10/22	2,827	2,403
Delta Air Lines, Inc. Series 00A1 7.379% due 11/18/11	714	698
Series 00A2 7.570% due 11/18/10	9,445	9,114
Series 01A2 7.111% due 03/18/13	750	716
Developers Diversified Realty Corp. 4.625% due 08/01/10	2,726	2,633
5.250% due 04/15/11	120	111
5.375% due 10/15/12	3,390	2,890
DirecTV Holdings LLC 8.375% due 03/15/13	1,250	1,277
Discover Financial Services 10.250% due 07/15/19	3,175	3,343
DISH DBS Corp. (Ñ) 7.125% due 02/01/16	2,000	1,940
Dolphin Energy, Ltd. (Å) 5.888% due 06/15/19	10,670	10,654
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	3,370	2,359
Dow Chemical Co. (The) 7.600% due 05/15/14	3,525	3,830
DPL, Inc. 6.875% due 09/01/11	2,116	2,222
Dr Pepper Snapple Group, Inc. 6.820% due 05/01/18	4,250	4,697
7.450% due 05/01/38	1,175	1,358
E*Trade Financial Corp. 12.500% due 11/30/17	4,600	4,520
Ecopetrol SA (Ñ)(Å) 7.625% due 07/23/19	5,685	5,941
Edison Mission Energy 7.000% due 05/15/17	1,355	1,079
El Paso Corp. 12.000% due 12/12/13	635	721
8.250% due 02/15/16	830	847
Series* (Ñ) 9.625% due 05/15/12	300	311
Series GMTN 8.050% due 10/15/30	300	271
El Paso Natural Gas Co. 7.500% due 11/15/26	1,425	1,523

	Principal Amount ($) or Shares	Market Value $
Energy Future Holdings Corp. (Ñ) 10.875% due 11/01/17	2,275	1,974
Energy Transfer Partners, LP 5.950% due 02/01/15	4,650	4,924
6.700% due 07/01/18	750	802
9.700% due 03/15/19	1,150	1,442
Entergy Gulf States Louisiana LLC (Ñ) 6.000% due 05/01/18	2,645	2,689
Enterprise Products Operating LLC Series A 8.375% due 08/01/66	1,550	1,348
Series B 7.034% due 01/15/68	4,070	3,297
Series J (Ñ) 6.500% due 01/31/19 (Ñ)	1,450	1,595
5.750% due 03/01/35	675	656
Express Scripts, Inc. 6.250% due 06/15/14	2,085	2,275
7.250% due 06/15/19	750	864
Farmers Exchange Capital (Þ) 7.050% due 07/15/28	4,095	2,974
Farmers Insurance Exchange (Þ) 6.000% due 08/01/14	1,625	1,364
8.625% due 05/01/24	1,830	1,477
Federal Express Corp. 7.600% due 07/01/97	765	732
First Data Corp. (Ñ) Series WI 9.875% due 09/24/15	3,280	2,767
First Union Institutional Capital II 7.850% due 01/01/27	2,320	1,877
FirstEnergy Corp. Series B 6.450% due 11/15/11	4,195	4,475
Series C 7.375% due 11/15/31	1,905	2,095
Ford Motor Credit Co. LLC 8.625% due 11/01/10 (Ñ)	100	98
7.375% due 02/01/11	2,000	1,928
9.875% due 08/10/11	9,760	9,671
7.250% due 10/25/11	795	746
3.260% due 01/13/12 (Ê)(Ñ)	3,755	3,192
7.500% due 08/01/12	2,780	2,566
Series WI (Ñ) 9.750% due 09/15/10	1,925	1,916
FPL Energy Wind Funding LLC (Å) 6.876% due 06/27/17	3,428	3,171
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	3,920	4,155
Fresenius US Finance II, Inc. Series REGS 9.000% due 07/15/15	500	541
Frontier Communications Corp. (Ñ) 9.250% due 05/15/11	1,500	1,547
General Electric Capital Corp. 2.625% due 12/28/12 (Ñ)	14,000	14,207
5.900% due 05/13/14 (Ñ)	5,000	5,318

Russell Strategic Bond Fund	89

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

0.748% due 01/08/16 (Ê)(Ñ)	1,200	989
5.875% due 01/14/38	8,960	7,762
6.375% due 11/15/67	27,500	19,515
Series EMTN (Ê) 0.915% due 03/20/14	2,000	1,717
Series GMTN 5.500% due 04/28/11 (Ñ)	400	418
2.000% due 09/28/12	19,400	19,447
Series MTNA (Ê) 0.889% due 09/15/14	7,000	6,091
General Electric Co. 5.250% due 12/06/17	2,690	2,726
GlaxoSmithKline Capital, Inc. 4.850% due 05/15/13	7,400	7,853
GMAC, Inc. 7.250% due 03/02/11 (Å)	5,375	5,066
6.875% due 09/15/11	7,600	6,920
6.875% due 09/15/11 (Å)	1,315	1,213
6.875% due 08/28/12	1,900	1,695
7.500% due 12/31/13 (Þ)	7,550	6,417
8.000% due 11/01/31 (Þ)	3,517	2,691
Goldman Sachs Group, Inc. (The) 1.187% due 02/06/12 (Ê)	1,700	1,654
6.000% due 05/01/14 (Ñ)	2,000	2,167
5.125% due 01/15/15	6,688	6,951
1.059% due 03/22/16 (Ê)	1,300	1,155
5.625% due 01/15/17 (Ñ)	2,750	2,754
6.250% due 09/01/17	7,900	8,460
7.500% due 02/15/19 (Ñ)	9,425	11,038
6.750% due 10/01/37	10,030	10,117
Goodyear Tire & Rubber Co. (The) (Ñ) 8.625% due 12/01/11	850	861
9.000% due 07/01/15	750	761
10.500% due 05/15/16	2,420	2,595
GrafTech Finance, Inc. 10.250% due 02/15/12	211	206
Hanger Orthopedic Group, Inc. 10.250% due 06/01/14	2,050	2,132
Hasbro, Inc. 6.125% due 05/15/14	2,225	2,296
6.300% due 09/15/17	1,330	1,297
HBOS PLC (Þ) 6.750% due 05/21/18	9,920	7,621
HCA, Inc. 5.750% due 03/15/14	2,900	2,552
8.500% due 04/15/19 (Þ)	6,225	6,381
7.875% due 02/15/20 (Å)	2,350	2,309
Series WI 9.125% due 11/15/14	2,375	2,446
9.625% due 11/15/16	1,314	1,370
Health Net, Inc. 6.375% due 06/01/17	3,025	2,579
Healthsouth Corp. 7.218% due 06/15/14 (Ê)	2,700	2,524
10.750% due 06/15/16 (Ñ)	2,475	2,593
Historic TW, Inc. 8.050% due 01/15/16	2,900	3,017

	Principal Amount ($) or Shares	Market Value $
HRPT Properties Trust 5.750% due 02/15/14	2,710	2,381
HSN, Inc. (Ñ) 11.250% due 08/01/16	3,050	3,088
HUB International Holdings, Inc. (Þ) 10.250% due 06/15/15	6,180	4,898
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	2,890	2,658
Inmarsat Finance II PLC 10.375% due 11/15/12	2,000	2,090
Inter-American Development Bank 3.000% due 04/22/14	12,400	12,511
International Business Machines Corp. 5.700% due 09/14/17	600	657
International Finance Corp. Series GMTN 3.000% due 04/22/14	12,400	12,229
International Game Technology (Ñ) 7.500% due 06/15/19	1,900	2,022
International Lease Finance Corp. 4.950% due 02/01/11	1,775	1,376
5.450% due 03/24/11	2,370	1,864
5.750% due 06/15/11 (Ñ)	4,150	3,280
Inverness Medical Innovations, Inc. 9.000% due 05/15/16	750	750
Iron Mountain, Inc. 8.000% due 06/15/20	1,250	1,219
Jabil Circuit, Inc. 7.750% due 07/15/16	1,225	1,178
JBS USA LLC (Å) 11.625% due 05/01/14	750	759
JC Penney Corp., Inc. 6.375% due 10/15/36	1,765	1,353
Jersey Central Power & Light Co. 5.625% due 05/01/16	1,515	1,555
JPMorgan Chase Capital XIII (Ê) Series M 1.548% due 09/30/34	6,050	3,384
JPMorgan Chase Capital XX Series T 6.550% due 09/15/66	300	256
JPMorgan Chase Capital XXII Series V 6.450% due 01/15/87	1,100	928
JPMorgan Chase & Co. 5.600% due 06/01/11 (Ñ)	235	248
5.375% due 01/15/14 (Ñ)	2,565	2,680
5.150% due 10/01/15	3,950	3,997
6.000% due 01/15/18	9,100	9,637
6.300% due 04/23/19 (Ñ)	3,050	3,313
6.400% due 05/15/38	3,263	3,550
Series 1 (Æ)(ƒ) 7.900% due 04/29/49	15,955	15,165
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	240	240
6.000% due 10/01/17	3,300	3,429

90	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JPMorgan Chase Capital XXI (Ê) Series U 1.433% due 02/02/37	455	259
Kansas City Southern Railway (Ñ) 13.000% due 12/15/13	1,500	1,680
KazMunaiGaz Finance Sub BV (Ñ)(Å) 11.750% due 01/23/15	6,175	6,422
KBC Bank Funding Trust II (ƒ) 4.120% due 06/30/49	600	393
KBC Bank Funding Trust III (ƒ)(Þ) 9.860% due 11/29/49	2,450	1,274
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	4,760	5,355
Kraft Foods, Inc. 0.961% due 08/11/10 (Ê)	10,000	10,010
6.125% due 02/01/18	1,000	1,091
6.125% due 08/23/18	505	554
6.875% due 01/26/39 (Ñ)	590	673
L-3 Communications Corp. Series B 6.375% due 10/15/15	1,750	1,680
LaBranche & Co., Inc. 11.000% due 05/15/12	1,340	1,236
Land O’ Lakes, Inc. 8.750% due 11/15/11	750	753
Landwirtschaftliche Rentenbank 4.875% due 01/10/14	14,600	15,711
Lehman Brothers Holdings, Inc. (Ø)(Æ) 3.005% due 07/18/11	900	153
6.625% due 01/18/12	770	133
6.200% due 09/26/14	1,000	173
6.875% due 05/02/18	1,365	242
7.000% due 09/27/27	1,260	217
2.878% due 04/03/49	6,300	1,071
2.520% due 11/24/99	1,400	238
Lehman XS Trust (Ê) Series 2007-16N Class 2A2 1.135% due 09/25/47	13,758	6,218
Liberty Mutual Group, Inc. (Þ) 7.000% due 03/15/37	7,075	4,568
7.800% due 03/07/87	11,245	7,534
10.750% due 06/15/88	4,835	4,073
Limited. Brands, Inc. 7.600% due 07/15/37	865	662
Lincoln National Corp. 6.200% due 12/15/11	285	286
Lubrizol Corp. (Ñ) 8.875% due 02/01/19	1,430	1,747
MacDermid, Inc. (Þ) 9.500% due 04/15/17	4,220	3,249
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	745	579
Marathon Oil Corp. 6.500% due 02/15/14	1,475	1,626
7.500% due 02/15/19 (Ñ)	1,380	1,594
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	650	651

	Principal Amount ($) or Shares	Market Value $
Massey Energy Co. 3.250% due 08/01/15	7,630	5,684
Max USA Holdings, Ltd. (Þ) 7.200% due 04/14/17	2,485	2,030
MBNA Corp. 6.125% due 03/01/13	2,000	2,033
McDonald’s Corp. 5.800% due 10/15/17	885	969
Medco Health Solutions, Inc. 6.125% due 03/15/13	650	691
7.250% due 08/15/13	4,552	5,024
Medtronic, Inc. (Ñ) 4.500% due 03/15/14	475	501
Merck & Co., Inc. 5.000% due 06/30/19	1,365	1,417
Merrill Lynch & Co., Inc. 0.704% due 07/25/11 (Ê)	1,600	1,525
6.050% due 08/15/12	6,800	7,005
5.450% due 02/05/13	2,975	3,004
6.150% due 04/25/13 (Ñ)	3,505	3,600
6.400% due 08/28/17	2,625	2,578
6.875% due 04/25/18	5,045	5,085
6.110% due 01/29/37	1,415	1,184
7.750% due 05/14/38	3,300	3,309
MetLife Capital Trust X (Þ) 9.250% due 04/08/68	2,700	2,595
MetLife, Inc. 6.125% due 12/01/11	2,870	3,013
7.717% due 02/15/19	1,700	1,923
6.400% due 12/15/66	2,200	1,727
Metropolitan Life Global Funding I (Þ) 5.125% due 06/10/14	3,000	3,013
MGM Mirage (Þ) 10.375% due 05/15/14	830	890
Midamerican Energy Holdings Co. 5.750% due 04/01/18 (Ñ)	1,600	1,706
Series WI 6.125% due 04/01/36	1,800	1,912
Midamerican Funding LLC (Ñ) 6.750% due 03/01/11	2,200	2,343
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	3,058	3,088
Monsanto Co. (Ñ) 5.125% due 04/15/18	5,000	5,296
Morgan Stanley 6.000% due 05/13/14	12,255	13,080
0.960% due 10/18/16 (Ê)	5,505	4,763
5.450% due 01/09/17	2,425	2,417
6.250% due 08/28/17	1,300	1,352
5.950% due 12/28/17 (Ñ)	2,350	2,420
6.625% due 04/01/18	6,520	6,939
7.300% due 05/13/19 (Ñ)	3,150	3,548
Series GMTN (Ñ) 5.750% due 08/31/12	1,950	2,054
0.838% due 01/09/14 (Ê)	3,950	3,607

Russell Strategic Bond Fund	91

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Motors Liquidation Co. (Ø)(Ñ)(Æ) 8.375% due 07/15/33	5,265	803
National City Bank of Kentucky Series BKNT 6.300% due 02/15/11	705	713
National City Corp. 4.000% due 02/01/11	3,875	3,846
Nationwide Financial Services 6.250% due 11/15/11	660	649
Nationwide Life Global Funding I (Ê)(Þ) 1.060% due 08/27/10	545	545
Nationwide Mutual Insurance Co. (Þ) 7.875% due 04/01/33	1,942	1,603
Series 144a 5.810% due 12/15/24	7,970	5,005
NB Capital Trust IV 8.250% due 04/15/27	555	480
Nevada Power Co. 7.125% due 03/15/19	1,425	1,596
Series L 5.875% due 01/15/15	725	751
Series O 6.500% due 05/15/18	450	484
News America Holdings, Inc. 9.250% due 02/01/13	25	29
7.900% due 12/01/95	715	700
8.250% due 10/17/96	240	231
Nisource Finance Corp. 7.875% due 11/15/10	1,855	1,940
10.750% due 03/15/16	1,325	1,543
6.400% due 03/15/18	2,180	2,077
Nokia 5.375% due 05/15/19	1,700	1,775
6.625% due 05/15/39 (Ñ)	2,390	2,679
Norfolk Southern Corp. 7.900% due 05/15/97	7,430	8,299
Northrop Grumman Corp. 3.700% due 08/01/14	2,195	2,209
Nuveen Investments, Inc. 5.000% due 09/15/10	6,500	6,337
Ohio Power Co. Series F 5.500% due 02/15/13	285	298
Oncor Electric Delivery Co. 6.800% due 09/01/18	5,510	6,226
Pacific Gas & Electric Co. 6.250% due 12/01/13 (Ñ)	1,375	1,522
6.250% due 03/01/39	1,950	2,172
Pacific Life Insurance Co. (Þ) 9.250% due 06/15/39	1,400	1,411
Pacificorp (Ñ) 5.650% due 07/15/18	1,950	2,121
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	3,542	3,927
PE Paper Escrow GmbH (Ñ)(Å) 12.000% due 08/01/14	600	572

	Principal Amount ($) or Shares	Market Value $
Peabody Energy Corp. 7.875% due 11/01/26	500	460
Pemex Project Funding Master Trust 6.625% due 06/15/38	5,800	5,160
Pfizer, Inc. 6.200% due 03/15/19	690	781
Philip Morris International, Inc. 6.875% due 03/17/14	3,980	4,528
5.650% due 05/16/18	7,990	8,501
Phoenix Life Insurance Co. (Þ) 7.150% due 12/15/34	1,975	547
PNC Bank NA Series BKNT 6.875% due 04/01/18	2,400	2,590
Polo Ralph Lauren Corp. 4.500% due 10/04/13	2,050	2,606
Popular NA Capital Trust I 6.564% due 09/15/34	892	330
Praxair, Inc. 4.375% due 03/31/14	1,180	1,242
Princeton University (Ñ) 4.950% due 03/01/19	1,160	1,199
Principal Life Income Funding Trusts 5.300% due 04/24/13	400	404
Progress Energy, Inc. 7.050% due 03/15/19	2,550	2,924
7.750% due 03/01/31	275	332
Protective Life Secured Trusts (Ê) 0.462% due 11/09/10	4,600	4,098
Prudential Holdings LLC (Þ) 8.695% due 12/18/23	5,600	5,367
Public Service Co. of New Mexico 7.950% due 05/15/18	3,320	3,278
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67	1,500	1,096
Qwest Communications International, Inc. (Ñ) Series* 7.250% due 02/15/11	4,570	4,547
Qwest Corp. 7.875% due 09/01/11 (Ñ)	6,650	6,783
7.625% due 06/15/15	1,000	998
8.375% due 05/01/16 (Þ)	2,625	2,691
Reckson Operating Partnership, LP 5.150% due 01/15/11	592	555
Reed Elsevier Capital, Inc. (Ñ) 7.750% due 01/15/14	3,140	3,559
8.625% due 01/15/19	2,225	2,686
Rio Tinto Finance USA, Ltd. 9.000% due 05/01/19	2,885	3,394
Roche Holdings, Inc. (Þ) 5.000% due 03/01/14	3,855	4,101
6.000% due 03/01/19	6,890	7,641
7.000% due 03/01/39	1,095	1,339
Rohm and Haas Co. 6.000% due 09/15/17	100	95

92	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Roper Industries, Inc. (Ñ) 6.625% due 08/15/13	1,415	1,471
Sabine Pass LNG, LP 7.250% due 11/30/13	5,990	5,129
Seagate Technology HDD Holdings 6.375% due 10/01/11	1,325	1,305
Sealed Air Corp. (Þ) 7.875% due 06/15/17	1,850	1,954
Sealy Mattress Co. (Å) 10.875% due 04/15/16	250	273
Simon Property Group, LP 5.600% due 09/01/11 (Ñ)	1,300	1,345
5.300% due 05/30/13	3,720	3,709
6.100% due 05/01/16 (Ñ)	1,955	1,872
6.125% due 05/30/18 (Ñ)	2,300	2,175
SLM Corp. 5.400% due 10/25/11 (Ñ)	1,450	1,213
5.125% due 08/27/12	1,150	864
8.450% due 06/15/18	3,395	2,716
Societe Financement de l’Economie Francaise (Ê)(Å) 0.713% due 07/16/12	2,000	2,000
South Carolina Electric & Gas Co. 6.500% due 11/01/18	1,240	1,415
Southern Copper Corp. (Ñ) 7.500% due 07/27/35	2,670	2,534
Southern Union Co. 7.200% due 11/01/66	3,980	2,866
Sprint Capital Corp. 7.625% due 01/30/11	2,795	2,816
6.875% due 11/15/28	3,295	2,488
Staples, Inc. (Ñ) 7.750% due 04/01/11	2,005	2,135
9.750% due 01/15/14	4,795	5,617
Stingray Pass-Through Trust (Þ) 5.902% due 01/12/15	4,000	440
Structured Asset Mortgage Investments, Inc. (Ê) Series 2006-AR5 Class 1A2 0.545% due 05/25/36	614	140
Sungard Data Systems, Inc. (Þ) 10.625% due 05/15/15	1,950	2,086
Swedbank AB (Å) 2.900% due 01/14/13	5,000	5,009
Swiss Re Capital I, LP (ƒ)(Þ) 6.854% due 05/29/49	925	555
Symetra Financial Corp. 6.125% due 04/01/16 (Å)	1,200	915
8.300% due 10/15/37 (Þ)	3,430	1,612
Target Corp. 7.000% due 01/15/38	860	968
Telemar Norte Leste SA (Þ) 9.500% due 04/23/19	2,940	3,341
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	3,305	3,669
7.000% due 10/15/28 (Ñ)	850	871
TEPPCO Partners, LP 6.650% due 04/15/18	3,625	3,858

	Principal Amount ($) or Shares	Market Value $
Texas Competitive Electric Holdings Co. LLC 10.500% due 11/01/16	5,281	2,957
Series A (Ñ) 10.250% due 11/01/15	4,645	3,646
Ticketmaster Entertainment, Inc. 10.750% due 07/28/16	1,990	1,851
Time Warner Cable, Inc. 8.250% due 02/14/14	1,560	1,810
8.750% due 02/14/19	1,640	2,035
Series WI 6.550% due 05/01/37	1,195	1,275
Time Warner Entertainment Co., LP Series* 8.375% due 03/15/23	1,176	1,371
Time Warner, Inc. (Ñ) 5.500% due 11/15/11	2,515	2,665
UBS Preferred Funding Trust V (ƒ) Series 1 6.243% due 05/12/49	3,600	2,196
Union Electric Co. 6.400% due 06/15/17	3,145	3,303
United Rentals North America, Inc. 6.500% due 02/15/12	1,000	965
UnitedHealth Group, Inc. 5.250% due 03/15/11	20	21
4.875% due 02/15/13	400	408
6.000% due 06/15/17 (Ñ)	930	944
Series WI 6.500% due 06/15/37	675	652
US Oncology, Inc. 9.000% due 08/15/12	800	816
9.125% due 08/15/17 (Þ)	1,655	1,709
USB Capital IX (ƒ) 6.189% due 10/29/49	300	215
USB Realty Corp. (ƒ)(Þ) 6.091% due 12/29/49	5,500	3,300
Valero Energy Corp. 9.375% due 03/15/19 (Ñ)	3,085	3,580
6.625% due 06/15/37	2,850	2,533
10.500% due 03/15/39	450	539
Valero Logistics Operations, LP (Ñ) 6.050% due 03/15/13	3,527	3,503
Verizon Communications, Inc. 5.250% due 04/15/13	300	322
8.750% due 11/01/18	4,890	6,253
6.350% due 04/01/19	2,420	2,727
Verizon Wireless Capital LLC (Þ) 8.500% due 11/15/18	7,380	9,372
Viacom, Inc.
5.750% due 04/30/11	2,960	3,092
6.250% due 04/30/16	5,150	5,438
6.875% due 04/30/36	5,095	5,356
Virginia Electric and Power Co. 8.875% due 11/15/38	1,370	1,930
Wachovia Bank NA Series BKNT
6.600% due 01/15/38	6,170	6,234

Russell Strategic Bond Fund	93

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	11,355	7,438
Wachovia Corp.
0.639% due 10/15/11 (Ê)	3,800	3,667
5.500% due 05/01/13 (Ñ)	3,150	3,301
5.625% due 10/15/16	100	96
5.750% due 06/15/17 (Ñ)	2,980	3,028
5.750% due 02/01/18 (Ñ)	1,200	1,237
Series* (Ê)
0.831% due 10/28/15	2,000	1,653
Walt Disney Co. (The) (Ñ) 4.500% due 12/15/13	765	811
Waste Management, Inc.
6.375% due 03/11/15	1,185	1,252
7.375% due 03/11/19	1,000	1,136
7.375% due 05/15/29	1,210	1,343
WEA Finance LLC (Å) 7.500% due 06/02/14	3,870	3,946
Wells Fargo & Co.
0.702% due 10/28/15 (Ê)(Ñ)	7,200	6,262
5.625% due 12/11/17	3,320	3,370
Series K (ƒ)
7.980% due 03/29/49	29,045	25,124
Wells Fargo Capital XV (ƒ)(Ñ) 9.750% due 12/31/49	4,985	5,072
Whirlpool Corp.
8.000% due 05/01/12	175	184
8.600% due 05/01/14	1,125	1,208
Williams Cos., Inc.
7.125% due 09/01/11	1,625	1,706
7.625% due 07/15/19	3,707	3,966
8.750% due 01/15/20 (Å)	5,015	5,667
7.875% due 09/01/21	1,000	1,088
Wind Acquisition Finance SA (Å) 11.750% due 07/15/17	1,900	2,033
Windstream Corp. Series WI
8.625% due 08/01/16	500	508
WMG Acquisition Corp.
7.375% due 04/15/14	1,575	1,425
9.500% due 06/15/16 (Þ)	675	716
Xcel Energy, Inc. (Ñ) 6.500% due 07/01/36	1,200	1,228
XTO Energy, Inc. 6.500% due 12/15/18	5,180	5,755
Yum! Brands, Inc. 8.875% due 04/15/11	460	501
ZFS Finance USA Trust I (Þ)
5.875% due 05/09/62	2,620	2,129
6.500% due 05/09/67	1,910	1,585
Series 144a
6.150% due 12/15/65	5,475	4,873
ZFS Finance USA Trust II (Þ) 6.450% due 12/15/65	5,205	4,684

		1,435,549

	Principal Amount ($) or Shares	Market Value $
International Debt - 7.6%
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	5,000	5,202
ArcelorMittal
9.000% due 02/15/15	2,150	2,392
9.850% due 06/01/19 (Ñ)	2,110	2,442
Series WI
6.125% due 06/01/18	4,500	4,346
ArcelorMittal 9.750% due 04/01/14	341	360
Argentina Bonos 7.000% due 10/03/15	9,890	5,365
Aspen Insurance Holdings, Ltd. 6.000% due 08/15/14	275	256
AstraZeneca PLC
5.900% due 09/15/17	1,100	1,226
6.450% due 09/15/37 (Ñ)	900	1,046
AXA SA
6.463% due 12/14/18 (ƒ)(Þ)	400	268
8.600% due 12/15/30 (Ñ)	515	532
Barclays Bank PLC
5.450% due 09/12/12	19,100	20,275
6.050% due 12/04/17 (Þ)	2,700	2,521
6.750% due 05/22/19	5,500	5,971
7.375% due 06/29/49 (ƒ)(Þ)	3,075	2,247
Barrick Gold Corp. 6.950% due 04/01/19	845	981
Barrick Gold Financeco LLC (Ñ) 6.125% due 09/15/13	3,400	3,667
BAT International Finance PLC (Þ) 9.500% due 11/15/18	2,100	2,617
BHP Billiton Finance USA, Ltd. 5.500% due 04/01/14	2,240	2,433
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	600	406
BP Capital Markets PLC (Ñ) 4.750% due 03/10/19	4,365	4,510
British Telecommunications PLC 9.625% due 12/15/30	1,660	2,039
C10 Capital SPV, Ltd. (ƒ)(Ñ)(Þ) 6.722% due 12/31/49	1,800	1,016
Canadian Natural Resources, Ltd.
5.150% due 02/01/13	1,575	1,628
5.700% due 05/15/17	150	158
5.850% due 02/01/35	100	100
6.500% due 02/15/37	425	469
6.250% due 03/15/38	675	735
Catalyst Paper Corp. Series D
8.625% due 06/15/11	6,000	3,480
CBA Capital Trust II (ƒ)(Ñ)(Þ) 6.024% due 03/29/49	3,700	2,558
Corp. Andina de Fomento 8.125% due 06/04/19	3,660	4,036
Corp. Nacional del Cobre de Chile - CODELCO (Þ)
7.500% due 01/15/19	1,900	2,200
6.150% due 10/24/36	100	98

94	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Covidien International Finance SA
5.450% due 10/15/12	795	850
6.000% due 10/15/17	1,915	2,111
Series WI
6.550% due 10/15/37	1,620	1,855
Credit Suisse Guernsey, Ltd. (Ê)(ƒ) Series 1
1.573% due 05/29/49	3,595	1,995
Credit Suisse NY
5.000% due 05/15/13	4,700	4,925
6.000% due 02/15/18	2,880	2,977
Deutsche ALT-A Securities NIM Trust (Þ)(Å) Series 2007-AHM Class N1
6.750% due 02/25/47	51	—
Deutsche Bank AG 6.000% due 09/01/17	5,800	6,093
Dexia Credit Local (Ê)(Þ) 1.262% due 09/23/11	3,000	2,991
Digicel Group, Ltd. (Ñ)(Þ) 9.125% due 01/15/15	4,735	4,119
DP World, Ltd. (Þ) 6.850% due 07/02/37	4,565	3,040
Electricite De France (Þ)
5.500% due 01/26/14	1,700	1,850
6.500% due 01/26/19	1,700	1,943
6.950% due 01/26/39	1,700	2,067
Endurance Specialty Holdings, Ltd.
6.150% due 10/15/15	675	587
7.000% due 07/15/34	1,775	1,282
Enel Finance International SA (Þ) 6.250% due 09/15/17	1,500	1,634
European Investment Bank
3.000% due 04/08/14	6,300	6,347
3.125% due 06/04/14	28,100	28,409
Export Development Canada 3.125% due 04/24/14	5,200	5,272
Export-Import Bank of China (Þ) 4.875% due 07/21/15	300	319
Export-Import Bank of Korea (Ñ) 5.875% due 01/14/15	3,175	3,199
Federative Republic of Brazil 10.250% due 01/10/28	2,600	1,397
France Telecom SA
4.375% due 07/08/14	4,340	4,529
5.375% due 07/08/19 (Ñ)	2,785	2,967
Galaxy Entertainment Finance Co., Ltd. (Þ) 9.875% due 12/15/12	5,540	5,263
Gaz Capital for Gazprom Series REGS
8.625% due 04/28/34	17,900	18,616
Gaz Capital SA (Þ)
7.343% due 04/11/13	600	611
8.146% due 04/11/18	2,600	2,490
HBOS PLC (ƒ)(Þ) 5.375% due 11/29/49	700	365
HSBC Holdings PLC
6.500% due 05/02/36	700	665

	Principal Amount ($) or Shares	Market Value $
6.500% due 09/15/37	1,200	1,131
6.800% due 06/01/38	1,375	1,346
Kansas City Southern de Mexico SA de CV
9.375% due 05/01/12 (Ñ)	700	690
12.500% due 04/01/16 (Þ)	3,500	3,728
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	485	500
Kreditanstalt fuer Wiederaufbau 4.875% due 06/17/19	9,300	9,902
LeasePlan Corp. NV (Þ) 3.000% due 05/07/12	7,500	7,532
Lloyds Banking Group PLC (ƒ)(Ñ)(Þ) 5.920% due 12/31/49	300	114
Millicom International Cellular SA 10.000% due 12/01/13	200	208
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	5,725	4,687
MUFG Capital Finance 1, Ltd. (ƒ)(Ñ) 6.346% due 07/29/49	4,050	3,659
National Australia Bank, Ltd. (Þ) 5.350% due 06/12/13	6,725	7,093
Nexen, Inc.
6.200% due 07/30/19 (Ñ)	2,085	2,154
7.500% due 07/30/39	2,120	2,275
Nippon Life Insurance Co. (Þ) 4.875% due 08/09/10	3,250	3,247
Norske Skogindustrier ASA (Þ)
6.125% due 10/15/15 (Ñ)	3,110	1,835
7.125% due 10/15/33	5,400	2,754
Novartis Securities Investment, Ltd. 5.125% due 02/10/19	540	569
Petrobras International Finance Co. (Ñ) 7.875% due 03/15/19	4,610	5,118
Petroleos Mexicanos (Þ) 8.000% due 05/03/19	4,400	4,961
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	159	152
Poland Government International Bond (Ñ) 6.375% due 07/15/19	3,750	3,884
Province of Ontario Canada 4.100% due 06/16/14	8,700	9,054
Qtel International Finance, Ltd.
6.500% due 06/10/14 (Å)	1,650	1,738
7.875% due 06/10/19 (Ñ)(Þ)	6,500	7,077
Quebecor World Capital Corp. (Ø)(Æ)
6.125% due 11/15/13	1,955	166
4.875% due 11/15/48	625	53
Rabobank Nederland NV (ƒ)(Þ) 11.000% due 12/29/49	2,922	3,404
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ) 5.298% due 09/30/20	4,035	3,925
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	300	266
Reliance Industries, Ltd. (Þ) 10.250% due 01/15/97	1,000	850

Russell Strategic Bond Fund	95

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Republic of Peru 7.125% due 03/30/19	2,500	2,710
Republic of Turkey 7.500% due 07/14/17	4,245	4,494
RESI Finance, LP (Ê)(Þ)
Series 2003-D Class B3
1.600% due 12/10/35	2,130	624
Series 2003-D Class B4
1.800% due 12/10/35	2,477	892
Resix Finance, Ltd. Credit-Linked Notes (Ê)(Þ) Series 2003-D Class B7 6.050% due 12/10/35	2,477	822
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	9,245	7,396
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	14,825	10,822
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/13	12,085	12,800
7.125% due 07/15/28	2,340	2,423
Rogers Communications, Inc.
8.000% due 12/15/12	3,185	3,304
6.800% due 08/15/18	3,225	3,693
Royal Bank of Scotland Group PLC
7.640% due 03/29/49 (ƒ)	1,600	736
Series 1 (Ñ)(ƒ)
9.118% due 03/31/49	5,375	4,945
Royal Bank of Scotland PLC (The) (Þ)
3.000% due 12/09/11	24,800	25,348
2.625% due 05/11/12	13,400	13,535
RSHB Capital SA for OJSC Russian Agricultural Bank 6.875% due 11/29/10	1,935	1,983
Russia Government International Bond Series REGS 7.500% due 03/31/30	2,616	2,645
Santander Perpetual SA Unipersonal (ƒ)(Þ) 6.671% due 10/29/49	3,800	3,173
Sappi Papier Holding AG (Þ) 6.750% due 06/15/12	2,120	1,712
Shinsei Finance II (ƒ)(Þ) 7.160% due 07/25/49	1,970	905
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ) 6.078% due 01/29/49	1,200	1,050
Standard Chartered PLC (Þ)(Å) 5.500% due 11/18/14	500	519
Stora Enso OYJ (Þ) 7.250% due 04/15/36	1,840	1,067
Suncor Energy, Inc. 5.950% due 12/01/34	1,920	1,770
Swedish Housing Finance Corp. (Å) 3.125% due 03/23/12	7,100	7,245
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	322	320
Telecom Italia Capital SA
1.120% due 07/18/11 (Ê)	1,600	1,547

	Principal Amount ($) or Shares	Market Value $
6.200% due 07/18/11	1,810	1,918
6.999% due 06/04/18	2,615	2,886
7.721% due 06/04/38	4,095	4,615
Telefonica Emisiones SAU
5.984% due 06/20/11	1,610	1,725
6.421% due 06/20/16	1,130	1,268
Thomson Reuters Corp. (Ñ) 6.500% due 07/15/18	750	828
TNK-BP Finance SA (Þ) 6.125% due 03/20/12	500	480
TransCapitalInvest, Ltd. for OJSC AK Transneft
5.670% due 03/05/14 (Þ)	1,730	1,609
8.700% due 08/07/18 (Þ)	1,000	1,000
Series REGS
5.670% due 03/05/14	1,880	1,751
Transocean, Inc.
5.250% due 03/15/13 (Ñ)	1,515	1,599
6.000% due 03/15/18	790	850
6.800% due 03/15/38	2,475	2,831
Tyco Electronics Group SA
6.000% due 10/01/12 (Ñ)	4,310	4,317
6.550% due 10/01/17	5,390	5,037
7.125% due 10/01/37	2,990	2,479
Tyco International Finance SA 8.500% due 01/15/19	1,390	1,610
UBS AG
Series DPNT
5.875% due 12/20/17	6,710	6,442
5.750% due 04/25/18	1,900	1,793
UBS Luxembourg SA for OJSC Vimpel Communications Series REGS 8.250% due 05/23/16	300	270
Vale Overseas, Ltd.
6.250% due 01/23/17 (Ñ)	200	213
6.875% due 11/21/36	200	202
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications Series REGS 9.125% due 04/30/18	700	650
Virgin Media Finance PLC Series $ 8.750% due 04/15/14	3,350	3,384
Vodafone Group PLC 5.450% due 06/10/19	1,725	1,805
WEA Finance LLC (Þ) 5.400% due 10/01/12	1,103	1,109
Weatherford International, Ltd.
9.625% due 03/01/19 (Ñ)	1,625	2,016
9.875% due 03/01/39	620	806
Westfield Capital Corp., Ltd. (Þ) 5.125% due 11/15/14	925	851
White Mountains Re Group, Ltd. (ƒ)(Þ) 7.506% due 05/29/49	11,600	7,650
Woori Bank (Å) 7.000% due 02/02/15	3,905	3,977

96	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

WPP Finance UK 8.000% due 09/15/14	3,345	3,566
XL Capital, Ltd. (ƒ) Series E 6.500% due 12/31/49	15,915	9,469
Xstrata Canada Corp. (Ñ) 6.000% due 10/15/15	1,050	948

		502,854

Loan Agreements - 0.9%
Adam Aircraft (Ø)(Æ) 0.000% due 05/01/12	871	96
AWAS, Second Lien Term Loan 6.625% due 03/21/13	735	658
Douglas Dynamics 2.535% due 05/21/13	2,248	1,990
Energy Future Holdings Corp., Term Loan B2
3.785% due 10/10/14	49	37
3.802% due 10/10/14	6,320	4,864
First Data Corp., Term Loan B 3.035% due 09/24/14	7,029	5,934
Ford Motor Co. Term Loan
3.290% due 12/15/13	769	652
3.510% due 12/15/13	11,061	9,367
Georgia-Pacific Corp., Term Loan B
2.300% due 12/20/12	163	158
2.310% due 12/20/12	121	117
2.650% due 12/20/12	1,390	1,342
Georgia-Pacific Corp., Term Loan C
3.550% due 02/13/14	222	217
3.589% due 02/13/14	147	144
3.900% due 02/13/14	553	542
HCA, Inc., Term Loan A (Ê) 2.348% due 11/18/12	7,281	6,851
HCA, Inc., Term Loan B 2.847% due 12/30/13	5,597	5,247
Healthsouth Corp., Term Loan B 2.540% due 03/10/13	2,748	2,628
Idearc, Inc., Term Loan B 6.250% due 11/17/14	5,884	2,689
Kelson Holdings, Inc. First Lien Term Loan 3.850% due 03/08/13	10,000	8,870
Newsday Corp. Fixed Rate Term Loan 9.750% due 07/09/13	3,625	3,661
OSI Restaurant Partners, LLC, Revolver
2.625% due 06/14/14	12	9
2.879% due 06/14/14	141	107
OSI Restaurant Partners, LLC, Term Loan B 2.625% due 06/14/14	2,435	1,844
Stallion Oilfield Services, Inc. 7.507% due 06/12/13	5,810	2,034
Talecris Biotherapeutics, Inc., Second Lien Term Loan 7.420% due 12/06/14	1,100	1,012

	Principal Amount ($) or Shares	Market Value $
United Airlines, Inc., Term Loan B 2.313% due 02/01/14	1,266	714

		61,784

Mortgage-Backed Securities - 49.8%
Adjustable Rate Mortgage Trust (Ê)
Series 2005-1 Class 5A2
0.615% due 05/25/35	467	351
Series 2005-3 Class 8A2 0.525% due 07/25/35	1,002	484
Alliance Bancorp Trust (Ê) Series 2007-OA1 Class A1 0.525% due 07/25/37	4,805	2,048
American Home Mortgage Assets (Ê) Series 2006-1 Class 1A3 0.515% due 05/25/46	7,695	1,640
Series 2006-2 Class 2A2 0.515% due 09/25/46	7,858	1,605
Series 2006-3 Class 1A22 2.590% due 07/25/36	3,510	791
Series 2006-3 Class 1A3 0.605% due 10/25/46	7,899	1,091
Series 2006-4 Class 1A11 0.475% due 10/25/46	12,070	5,620
Series 2006-4 Class 2A2 2.510% due 10/25/46	10,488	2,690
Series 2006-5 Class A2 2.310% due 11/25/46	8,382	2,471
Series 2006-6 Class A1C 0.565% due 12/25/46	2,052	288
Series 2007-2 Class A1 0.410% due 03/25/47	4,496	2,042
Series 2007-4 Class A2 0.475% due 08/25/37	12,480	5,595
American Home Mortgage Investment Trust Series 2004-1 Class 1A (Ê) 0.635% due 04/25/44	238	188
Series 2004-4 Class 4A (Ê) 4.390% due 02/25/45	903	712
Series 2005-2 Class 1A1 (Ê) 0.585% due 09/25/45	5,222	3,145
Series 2005-2 Class 5A3 5.077% due 09/25/35	2,620	2,471
Series 2005-4 Class 1A1 (Ê) 0.575% due 11/25/45	1,035	525
Series 2006-1 Class 1A2 (Ê) 0.475% due 03/25/46	9,315	1,901
Series 2007-1 Class GA1C (Ê) 0.475% due 05/25/47	6,683	3,204
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 0.785% due 04/25/33	604	513
Series 2003-10 Class 2A1 6.000% due 12/25/33	626	581
Series 2003-10 Class 2A2 (Ê) 0.735% due 12/25/33	1,571	1,155

Russell Strategic Bond Fund	97

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-2 Class 1A1 6.000% due 03/25/34	1,264	1,072
Series 2004-10 Class 1CB1 6.000% due 11/25/34	412	337
Series 2004-11 Class 1CB1 6.000% due 12/25/34	480	393
Series 2005-1 Class 2A1 5.500% due 02/25/20	3,108	2,821
Series 2005-3 Class 2A1 5.500% due 04/25/20	566	514
Series 2005-5 Class 2CB1 6.000% due 06/25/35	746	543
Series 2005-6 Class 7A1 5.500% due 07/25/20	890	808
Series 2005-9 Class 5A1 5.500% due 10/25/20	1,065	966
Series 2006-5 Class CB17 6.000% due 06/25/46	2,428	1,712
Series 2006-6 Class CB6 6.000% due 07/25/46	1,714	1,187
Banc of America Commercial Mortgage, Inc. Series 2003-1 Class SBB (Þ) 5.860% due 03/11/32	355	392
Series 2003-1 Class SBC (Þ) 5.790% due 03/11/32	891	981
Series 2003-1 Class SBE (Þ) 6.770% due 03/11/32	308	348
Series 2004-3 Class A3 4.875% due 06/10/39	144	144
Series 2005-2 Class A3 4.611% due 07/10/43	546	551
Series 2005-2 Class A4 4.783% due 07/10/43	3,855	3,898
Series 2005-3 Class A2 4.501% due 07/10/43	2,080	2,073
Series 2005-5 Class A4 5.115% due 10/10/45	7,755	7,344
Series 2005-6 Class A4 5.179% due 09/10/47	1,500	1,462
Series 2006-1 Class A4 5.372% due 09/10/45	4,225	3,998
Series 2006-2 Class A4 5.929% due 05/10/45	7,245	6,470
Series 2006-4 Class A4 5.634% due 07/10/46	4,585	4,304
Series 2007-2 Class A2 5.634% due 04/10/49	180	172
Series 2007-2 Class A4 5.689% due 04/10/49	9,238	7,827
Series 2007-3 Class A4 5.658% due 06/10/49	772	585
Series 2008-1 Class A4 6.354% due 02/10/51	2,565	2,224
Series 2008-1 Class B (Þ) 6.209% due 02/10/51	1,562	323

	Principal Amount ($) or Shares	Market Value $
Series 2008-1 Class C (Þ) 6.397% due 02/10/51	1,507	254
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	717	606
Series 2005-D Class A1 (Ê) 3.678% due 05/25/35	1,281	1,158
Series 2005-F Class 1A2 (Ê) 0.639% due 09/20/35	361	106
Series 2006-3 Class 5A8 5.500% due 03/25/36	4,640	3,471
Series 2006-A Class 3A2 5.812% due 02/20/36	1,470	702
Series 2006-A Class 4A1 (Ê) 5.529% due 02/20/36	3,995	2,913
Series 2006-F Class 1A2 (Ê) 5.195% due 07/20/36	297	88
Series 2006-H Class 4A4 6.153% due 09/20/46	1,164	288
Series 2006-J Class 4A1 6.104% due 01/20/47	1,128	699
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 0.735% due 12/25/33	2,523	2,372
Series 2003-D Class 1A2 (Ê) 3.718% due 05/25/33	1	1
Series 2004-1 Class 5A1 6.500% due 09/25/33	56	53
Series 2004-2 Class 1A9 (Ê) 0.735% due 03/25/34	1,935	1,745
Series 2004-11 Class 2A1 5.750% due 01/25/35	3,090	2,682
Series 2004-D Class 1A1 (Ê) 3.869% due 05/25/34	123	114
Series 2004-F Class 1A1 (Ê) 4.089% due 07/25/34	1,332	1,156
Series 2004-I Class 2A2 (Ê) 4.668% due 10/25/34	233	210
Series 2004-L Class 2A1 (Ê) 4.371% due 01/25/35	3,517	3,056
Series 2005-G Class 2A1 (Ê) 4.918% due 08/25/35	1,784	1,434
Series 2005-H Class 2A5 (Ê) 4.805% due 09/25/35	3,300	1,961
Series 2005-I Class 2A2 (Ê) 4.868% due 10/25/35	3,075	735
Series 2005-I Class 4A1 (Ê) 5.264% due 10/25/35	1,852	1,399
Series 2005-L Class 3A1 (Ê) 5.420% due 01/25/36	1,860	1,485
Series 2006-2 Class A12 6.000% due 07/25/36	1,261	1,090
Series 2006-2 Class A15 6.000% due 07/25/36	2,316	1,850
Series 2006-B Class 1A1 (Ê) 6.158% due 11/20/36	1,454	679

98	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-3 Class 1A1 6.000% due 09/25/37	6,623	5,219
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A2 5.088% due 02/25/33	11	10
Series 2003-1 Class 6A1 5.021% due 04/25/33	66	61
Series 2003-8 Class 4A1 5.045% due 01/25/34	298	243
Series 2004-1 Class 21A1 4.271% due 04/25/34	1,571	1,358
Series 2004-3 Class 1A1 (Ê) 4.174% due 07/25/34	1,081	917
Series 2004-8 Class 2A1 5.044% due 11/25/34	3,146	2,795
Series 2004-9 Class 22A1 (Ê) 4.808% due 11/25/34	658	576
Series 2004-10 Class 22A1 4.973% due 01/25/35	1,044	936
Series 2005-2 Class A1 (Ê) 2.940% due 03/25/35	13,922	12,036
Series 2005-2 Class A2 (Ê) 2.235% due 03/25/35	2,309	1,983
Series 2005-5 Class A2 (Ê) 4.550% due 08/25/35	3,462	3,051
Series 2005-10 Class A1 (Ê) 4.740% due 10/25/35	2,448	2,375
Series 2005-10 Class A3 (Ê) 4.650% due 10/25/35	2,000	1,162
Series 2007-1 Class 3A2 5.751% due 02/25/47	3,170	728
Series 2007-3 Class 1A1 5.450% due 05/25/47	7,335	4,620
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 5.360% due 05/25/35	1,799	1,232
Series 2005-5 Class 21A1 4.285% due 07/25/35	3,803	2,213
Series 2005-7 Class 22A1 5.491% due 09/25/35	699	476
Series 2005-8 Class 11A1 (Ê) 0.555% due 10/25/35	2,253	1,145
Series 2006-3 Class 22A1 5.956% due 05/25/36	5,848	2,630
Series 2006-3 Class 33A1 (Ê) 6.078% due 05/25/36	1,662	741
Series 2006-4 Class 13A1 (Ê) 0.445% due 08/25/36	11,384	5,303
Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A2 6.480% due 02/15/35	124	128
Series 2001-TOP Class A3 5.610% due 11/15/33	345	364
Series 2003-T12 Class A4 4.680% due 08/13/39	1,115	1,091

	Principal Amount ($) or Shares	Market Value $
Series 2005-PW1 Class A4 5.405% due 12/11/40	5,000	4,948
Series 2005-PWR Class A4B 4.943% due 09/11/42	85	67
Series 2005-T18 Class A4 4.933% due 02/13/42	2,192	2,101
Series 2006-PW1 Class A4 5.201% due 12/11/38	2,440	2,249
5.540% due 09/11/41	6,250	5,817
Series 2007-PW1 Class A4 5.717% due 06/11/40	5,198	4,854
5.331% due 02/11/44	100	86
5.694% due 06/11/50	4,500	3,854
Series 2007-PW1 Class AM 6.084% due 06/11/50	935	525
Series 2007-T26 Class A4 5.471% due 01/12/45	400	364
Bear Stearns Mortgage Funding Trust (Ê)
Series 2006-AR2 Class 1A1
0.485% due 09/25/46	8,756	4,022
Series 2006-AR2 Class 2A1
0.515% due 10/25/36	2,252	952
Series 2006-AR3 Class 1A1
0.465% due 10/25/36	2,308	1,021
Series 2006-AR4 Class A1
0.495% due 12/25/36	2,681	1,169
Series 2006-AR5 Class 1A1
0.445% due 12/25/46	5,673	2,704
Series 2007-AR2 Class A1
0.445% due 03/25/37	2,831	1,293
Series 2007-AR2 Class A3
0.515% due 03/25/37	10,754	1,272
Series 2007-AR3 Class 1A1
0.425% due 03/25/37	4,278	1,877
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1
5.644% due 01/26/36	2,589	1,416
Series 2007-R6 Class 2A1
5.711% due 12/26/46	1,501	921
Chase Commercial Mortgage
Securities Corp. (Å)
Series 2001-245 Class A2
6.484% due 02/12/16	300	310
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	1,523	1,502
Series 2006-S4 Class A3
6.000% due 12/25/36	2,492	1,988
Series 2006-S4 Class A4
6.000% due 12/25/36	1,312	1,192
Series 2007-A1 Class 1A3
4.747% due 02/25/37	1,892	1,648
Series 2007-A1 Class 2A1
4.179% due 02/25/37	1,302	1,186
Series 2007-A1 Class 4A1
4.564% due 02/25/37	406	350
Series 2007-A1 Class 5A1
4.141% due 02/25/37	1,262	1,142

Russell Strategic Bond Fund	99

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-A1 Class 8A1
4.226% due 02/25/37	6,135	5,494
Citicorp Mortgage Securities, Inc.
Series 2005-1 Class 1A1
5.000% due 02/25/35	1,401	1,309
Series 2006-3 Class 1A9
5.750% due 06/25/36	2,000	1,042
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
5.431% due 10/15/49	9,228	8,351
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	333	268
Series 2006-AR3 Class 2A4A 5.882% due 06/25/36	3,711	2,337
Series 2006-AR5 Class 2A1A 4.573% due 07/25/36	2,916	1,429
Series 2007-6 Class 1A4A 5.937% due 03/25/37	2,544	1,253
Series 2007-AR8 Class 2A1A 5.910% due 07/25/37	4,155	2,783
Series 2008-RR1 Class A1A1 (Ê)(Å) 0.355% due 01/25/37	469	394
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.225% due 07/15/44	10,680	10,548
Series 2006-CD3 Class A5 5.617% due 10/15/48	4,499	3,883
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	1,590	1,165
Series 2007-A1 Class 1A5 6.000% due 01/25/37	3,484	1,987
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.220% due 12/10/49	4,555	3,619
Series 2008-LS1 Class AJ 6.220% due 10/10/17	1,280	560
Commercial Mortgage Pass Through Certificates Series 2001-J1A Class A2 (Þ) 6.457% due 02/14/34	1,483	1,531
Series 2001-J1A Class B (Å) 6.614% due 02/15/34	1,735	1,798
Series 2006-C7 Class A2 5.690% due 06/10/46	1,060	1,070
Series 2006-C8 Class A4 5.306% due 12/10/46	1,400	1,133
Series 2007-C9 Class A4 6.010% due 12/10/49	5,500	4,675
Countrywide Alternative Loan Trust Series 2003-20C Class 1A2 5.500% due 10/25/33	610	559
Series 2004-2CB Class 1A4 (Ê) 0.685% due 03/25/34	459	349

	Principal Amount ($) or Shares	Market Value $
Series 2004-28C Class 6A1 6.000% due 01/25/35	670	521
Series 2004-J8 Class 1A1 7.000% due 09/25/34	632	473
Series 2005-1CB Class 2A1 6.000% due 03/25/35	9,617	6,232
Series 2005-1CB Class 2A2 5.500% due 03/25/35	1,557	1,255
Series 2005-16 Class A1 (Ê) 2.985% due 06/25/35	3,123	1,288
Series 2005-24 Class 3A2 (Ê) 0.689% due 07/20/35	2,440	443
Series 2005-32T Class A7 (Ê) 0.535% due 08/25/35	1,491	1,209
Series 2005-38 Class A1 (Ê) 2.840% due 09/25/35	1,291	666
Series 2005-38 Class A3 (Ê) 0.635% due 09/25/35	1,291	691
Series 2005-51 Class 1A1 (Ê) 0.609% due 11/20/35	1,640	880
Series 2005-51 Class 1A2A (Ê) 0.579% due 11/20/35	2,966	2,541
Series 2005-51 Class 2A1 (Ê) 0.589% due 11/20/35	370	189
Series 2005-51 Class 2A2A (Ê) 0.579% due 11/20/35	48	44
Series 2005-51 Class 4A1 (Ê) 0.609% due 11/20/35	571	280
Series 2005-56 Class 2A2 (Ê) 3.380% due 11/25/35	1,387	602
Series 2005-56 Class 3A1 (Ê) 0.575% due 11/25/35	450	235
Series 2005-56 Class 4A1 (Ê) 0.595% due 11/25/35	1,145	607
Series 2005-58 Class A2 (Ê) 0.679% due 12/20/35	1,603	437
Series 2005-59 Class 1A1 (Ê) 0.645% due 11/20/35	2,699	1,395
Series 2005-59 Class 1A2B (Ê) 0.574% due 11/20/35	3,626	3,220
Series 2005-62 Class 1A1 (Ê) 0.585% due 12/25/35	1,881	940
Series 2005-63 Class 3A1 5.888% due 11/25/35	2,506	1,477
Series 2005-63 Class 5A1 (Ê) 5.310% due 12/25/35	3,769	1,926
Series 2005-72 Class A2 (Ê) 0.645% due 01/25/36	1,428	388
Series 2005-85C Class 2A2 5.500% due 02/25/36	66	53
Series 2005-J8 Class 1A3 5.500% due 07/25/35	2,370	1,643
Series 2005-J13 Class 2A3 5.500% due 11/25/35	1,171	892
Series 2006-9T1 Class A7 6.000% due 05/25/36	1,122	690

100	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-23C Class 1A6 6.000% due 08/25/36	3,223	2,031
Series 2006-43C Class 1A7 6.000% due 02/25/37	523	344
Series 2006-J2 Class A3 6.000% due 04/25/36	1,706	1,086
Series 2006-OA1 Class 1A3 (Ê) 0.589% due 12/20/46	5,059	606
Series 2006-OA1 Class 2A1 (Ê) 0.499% due 03/20/46	6,266	3,005
Series 2006-OA1 Class 4A1 (Ê) 0.475% due 08/25/46	3,166	1,534
Series 2006-OA1 Class A1 (Ê) 0.469% due 02/20/47	4,099	1,879
Series 2006-OA1 Class A2 (Ê) 0.499% due 09/20/46	6,240	3,045
Series 2006-OA2 Class A1 (Ê) 0.445% due 02/25/47	3,251	1,665
0.479% due 03/20/47	2,179	1,015
Series 2006-OA2 Class A2A (Ê) 0.439% due 05/20/46	98	84
Series 2006-OA3 Class 1A2 (Ê) 0.545% due 05/25/36	3,481	524
Series 2006-OA6 Class 1A2 5.291% due 04/25/36	2,945	1,458
Series 2006-OA6 Class 1A3 (Ê) 0.555% due 07/25/46	1,275	275
Series 2006-OA7 Class 1A4 (Ê) 2.280% due 06/25/46	8,626	1,623
Series 2006-OA9 Class 2A2 (Ê) 2.910% due 07/20/46	3,966	730
Series 2006-OC7 Class 2A1 (Ê) 0.355% due 07/25/36	830	791
Series 2006-OC8 Class 2A2A (Ê) 0.405% due 11/25/36	4,415	1,945
Series 2006-OC9 Class A1 (Ê) 0.360% due 12/25/36	3,962	3,568
Series 2006-OC9 Class A2A (Ê) 0.445% due 08/25/34	8,700	4,177
Series 2007-15C Class A5 5.750% due 07/25/37	11,833	6,484
Series 2007-15C Class A7 6.000% due 07/25/37	3,259	2,169
Series 2007-HY3 Class 1A1 (Ê) 5.990% due 03/25/47	19,233	9,256
Series 2007-J2 Class 2A1 6.000% due 07/25/37	3,684	2,019
Series 2007-OA1 Class A1A (Ê) 2.720% due 04/25/43	7,567	2,629
Series 2007-OA4 Class A1 (Ê) 0.455% due 05/25/47	4,250	1,931
Series 2007-OA6 Class A1B (Ê) 0.485% due 06/25/37	1,853	819
Series 2007-OH1 Class A1D (Ê) 0.495% due 02/25/37	1,887	862

	Principal Amount ($) or Shares	Market Value $
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-8 Class A2 (Ê) 0.785% due 05/25/18	1,789	1,496
Series 2003-20 Class 1A9 5.500% due 07/25/33	1,208	1,172
Series 2003-42 Class M (Ê) 5.377% due 10/25/33	674	279
Series 2003-52 Class A1 5.269% due 02/19/34	2,074	1,856
Series 2004-12 Class 1M 4.518% due 08/25/34	319	47
Series 2004-16 Class 1A1 (Ê) 0.685% due 09/25/34	1,323	642
Series 2004-22 Class A3 4.778% due 11/25/34	2,253	1,830
Series 2004-HYB Class 1A1 4.697% due 02/20/35	3,972	3,398
Series 2004-HYB Class A2 4.515% due 11/20/34	1,734	1,200
Series 2004-J9 Class 2A1 5.250% due 01/25/35	1,502	1,483
Series 2005-11 Class 5A1 (Ê) 0.585% due 03/25/35	41	19
Series 2005-16 Class A19 5.500% due 09/25/35	3,454	2,991
Series 2005-19 Class 1A1 5.500% due 08/25/35	856	728
Series 2005-29 Class A1 5.750% due 12/25/35	2,487	2,108
Series 2005-HYB Class 2A1 4.891% due 08/20/35	7,139	4,156
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	429	283
Series 2005-HYB Class 4A1 5.493% due 12/20/35	3,164	1,928
Series 2005-R2 Class 2A4 (Þ) 8.500% due 06/25/35	312	296
Series 2006-1 Class A2 6.000% due 03/25/36	1,089	858
Series 2006-1 Class A3 6.000% due 03/25/36	387	84
Series 2006-13 Class 1A23 6.250% due 09/25/36	447	357
Series 2006-20 Class B1 Interest Only STRIP 6.000% due 02/25/37	1,225	120
Series 2006-HYB Class 3A1A 6.046% due 05/20/36	2,260	1,335
Series 2006-OA5 Class 2A1 (Ê) 0.485% due 04/25/46	4,446	2,089
Series 2006-R2 Class AF1 (Ê)(Þ) 0.705% due 07/25/36	3,426	2,050
Series 2007-14 Class A19 6.000% due 09/25/37	7,478	5,220
Series 2007-18 Class 2A1 6.500% due 11/25/37	3,096	2,227
Series 2007-HY1 Class 1A2 5.676% due 04/25/37	1,083	273

Russell Strategic Bond Fund	101

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class C 6.730% due 12/18/35	1,068	1,085
Series 2001-CKN Class A4 5.435% due 09/15/34	7,277	7,465
Series 2001-SPG Class A2 (Þ) 6.515% due 08/13/18	985	894
Series 2002-30 Class DB1 7.395% due 11/25/32	684	627
Series 2002-CKP Class A3 6.439% due 12/15/35	310	331
Series 2003-29 Class 5A1 7.000% due 12/25/33	112	94
Series 2004-1 Class 3A1 7.000% due 02/25/34	46	43
Series 2004-C1 Class A3 4.321% due 01/15/37	2,391	2,376
Series 2005-9 Class 2A1 5.500% due 10/25/35	6,158	4,531
Series 2005-C6 Class A4 5.230% due 12/15/40	4,680	4,539
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 6.500% due 10/25/21	9,932	6,083
Series 2006-C1 Class AAB 5.551% due 02/15/39	1,610	1,606
Series 2006-C3 Class A3 5.826% due 06/15/38	362	289
Series 2006-C3 Class B 6.020% due 06/15/38	2,153	514
Series 2006-C4 Class A3 5.467% due 09/15/39	10,199	7,807
Series 2006-C5 Class A3 5.311% due 12/15/39	1,715	1,211
Series 2007-C1 Class A3 5.383% due 02/15/40	5,350	3,749
Series 2007-C2 Class A3 5.542% due 01/15/49	64	44
Series 2007-C3 Class A4 5.723% due 06/15/39	4,992	3,518
Series 2007-C3 Class B 5.723% due 06/15/39	794	144
Series 2007-C5 Class A4 5.695% due 09/15/40	2,585	1,844
Series 2007-C5 Class B 6.324% due 09/15/40	2,584	640
Crown Castle Towers LLC (Þ) Series 2005-1A Class AFL (Ê) 0.668% due 06/15/35	7,395	7,173
Series 2005-1A Class AFX 4.643% due 06/15/35	2,335	2,312
Series 2005-1A Class C 5.074% due 06/15/35	741	734
Series 2006-1A Class AFX 5.245% due 11/15/36	1,710	1,676

	Principal Amount ($) or Shares	Market Value $
CS First Boston Mortgage Securities Corp. Series 2005-C5 Class A4 5.100% due 08/15/38	35	34
CW Capital Cobalt, Ltd. Series 2006-C1 Class A2 5.174% due 08/15/48	115	115
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	586	488
Series 2005-AR1 Class 2A3 4.992% due 08/25/35	925	516
Series 2006-AB4 Class A1C 6.000% due 10/25/36	2,047	1,434
Series 2007-OA1 Class A1 (Ê) 0.435% due 02/25/47	8,016	3,483
Series 2007-OA2 Class A1 (Ê) 1.055% due 04/25/47	18,186	6,896
DLJ Commercial Mortgage Corp. Series 1999-CG1 Class S Interest Only STRIP 1.668% due 03/10/32	2,184	49
Series 1999-CG3 Class A3 7.730% due 10/10/32	1,470	1,469
Series 2000-CKP Class A1B 7.180% due 11/10/33	102	104
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B (Ê) 3.560% due 07/19/44	487	142
Series 2006-AR1 Class 2A1A (Ê) 2.280% due 04/19/47	1,962	955
Fannie Mae 5.190% due 2012	2,560	2,711
5.500% due 2013	8	9
5.000% due 2014	32	33
5.500% due 2014	24	25
6.500% due 2015	8	9
5.000% due 2016	224	234
5.500% due 2016	47	50
6.000% due 2016	529	564
8.000% due 2016	9	10
11.000% due 2016	65	74
5.000% due 2017	6,062	6,370
5.500% due 2017	336	355
6.000% due 2017	419	447
6.500% due 2017	835	890
7.000% due 2017	26	29
8.000% due 2017	31	32
4.000% due 2018	4,836	4,989
4.500% due 2018	16,360	17,085
5.000% due 2018	22,348	23,501
5.500% due 2018	322	340
6.500% due 2018	167	180
7.000% due 2018	95	105
10.000% due 2018	27	30
4.500% due 2019	621	648
5.000% due 2019	15,889	16,694
5.500% due 2019	139	146

102	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.000% due 2019	4,000	4,272
6.500% due 2019	81	86
4.000% due 2020	74	73
4.500% due 2020	1,049	1,095
5.000% due 2020	5,946	6,235
5.500% due 2020	968	1,022
6.000% due 2020	5,413	5,781
6.500% due 2020	35	38
8.000% due 2020	5	5
5.000% due 2021	9,703	10,164
5.500% due 2021	6,456	6,778
5.000% due 2022	700	728
5.500% due 2022	26,491	27,789
6.500% due 2022	50	54
4.500% due 2023	5,757	5,918
5.000% due 2023	6,593	6,855
5.500% due 2023	6,182	6,482
5.000% due 2024	411	427
7.500% due 2024	5	6
8.000% due 2024	63	71
10.000% due 2024	15	16
5.109% due 2025 (Ê)	16	16
7.000% due 2025	2	3
3.599% due 2026 (Ê)	269	273
6.000% due 2026	1,675	1,773
7.000% due 2026	184	203
9.000% due 2026	22	25
6.000% due 2027	4,485	4,738
7.000% due 2027	6	6
7.500% due 2027	16	18
6.500% due 2028	228	246
7.000% due 2028	348	383
5.500% due 2029	1	1
6.500% due 2029	532	571
7.000% due 2029	1,622	1,787
7.500% due 2029	91	101
8.000% due 2029	3	3
8.500% due 2029	2	2
6.500% due 2030	159	172
7.000% due 2030	614	677
7.500% due 2030	327	365
8.000% due 2030	341	382
8.500% due 2030	690	787
9.500% due 2030	101	111
5.000% due 2031	35	36
6.500% due 2031	438	473
7.000% due 2031	1,498	1,645
7.500% due 2031	528	585
8.000% due 2031	654	742
8.500% due 2031	335	383
6.500% due 2032	1,355	1,462
7.000% due 2032	4,403	4,833
7.500% due 2032	381	424
8.000% due 2032	23	27
8.500% due 2032	41	47
2.857% due 2033 (Ê)	1,443	1,453
3.073% due 2033 (Ê)	63	64

	Principal Amount ($) or Shares	Market Value $
3.546% due 2033 (Ê)	523	529
3.747% due 2033 (Ê)	609	615
4.040% due 2033 (Ê)	315	322
4.375% due 2033 (Ê)	14	14
4.453% due 2033 (Ê)	17	17
5.000% due 2033	8,177	8,399
5.171% due 2033 (Ê)	121	124
5.500% due 2033	21,099	21,960
6.000% due 2033	894	945
6.500% due 2033	1,048	1,127
7.000% due 2033	1,193	1,307
3.731% due 2034 (Ê)	263	265
4.588% due 2034 (Ê)	1,885	1,947
4.662% due 2034 (Ê)	1,791	1,824
4.960% due 2034 (Ê)	1,006	1,030
5.000% due 2034	1,835	1,885
5.500% due 2034	23,560	24,518
6.000% due 2034	2,357	2,488
6.500% due 2034	1,112	1,196
7.000% due 2034	430	471
7.500% due 2034	229	252
3.105% due 2035 (Ê)	1,353	1,398
3.500% due 2035 (Ê)	702	712
3.665% due 2035 (Ê)	2,242	2,304
3.711% due 2035 (Ê)	1,318	1,326
3.902% due 2035 (Ê)	2,359	2,412
4.750% due 2035 (Ê)	2,718	2,771
4.827% due 2035 (Ê)	4,282	4,443
5.000% due 2035	22,546	23,152
5.008% due 2035 (Ê)	1,810	1,875
5.046% due 2035 (Ê)	328	342
5.158% due 2035 (Ê)	348	363
5.500% due 2035	10,582	11,009
6.000% due 2035	5,915	6,250
6.500% due 2035	85	91
7.000% due 2035	476	520
7.500% due 2035	1,219	1,356
4.760% due 2036 (Ê)	467	486
5.000% due 2036	6,582	6,755
5.500% due 2036	12,238	12,697
6.000% due 2036	28,563	29,999
6.323% due 2036 (Ê)	85	89
6.500% due 2036	1,363	1,461
7.000% due 2036	798	872
4.428% due 2037 (Ê)	1,466	1,512
5.000% due 2037	3,525	3,613
5.500% due 2037	105,644	109,578
5.538% due 2037 (Ê)	3,360	3,533
6.000% due 2037	43,626	45,799
6.500% due 2037	9,216	9,850
5.000% due 2038	2,801	2,870
5.500% due 2038	156,687	162,509
6.000% due 2038	16,612	17,435
5.000% due 2039	15,414	15,791
5.500% due 2039	20,272	21,028
6.000% due 2039	25,561	26,832
2.739% due 2040 (Ê)	284	283

Russell Strategic Bond Fund	103

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

2.539% due 2043 (Ê)	191	190
Series 1997-281 Class 2 Interest Only STRIP 9.000% due 11/01/26	54	13
Series 2000-306 Class IO Interest Only STRIP 8.000% due 05/01/30	59	11
Series 2001-317 Class 2 Interest Only STRIP 8.000% due 08/01/31	93	17
Series 2002-320 Class 2 Interest Only STRIP 7.000% due 04/01/32	33	7
Series 2003-339 Class 23 Interest Only STRIP 5.000% due 07/01/18	2,602	238
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	2,667	433
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	7,959	815
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	8,835	1,013
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	12,700	1,567
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	2,273	319
15 Year TBA (Ï)
5.000%	1,160	1,205
5.500%	12,940	13,555
6.000%	4,150	4,400
30 Year TBA (Ï)
4.000%	23,495	23,040
4.500%	99,250	99,809
5.000%	52,850	54,046
5.500%	98,669	102,181
6.000%	7,800	8,175
6.500%	157,400	168,320
Fannie Mae Grantor Trust Series 1999-T2 Class A1 7.500% due 01/19/39	28	31
Series 2000-T6 Class A1 7.500% due 06/25/30	57	63
Series 2001-T8 Class A2 9.500% due 07/25/41	198	216
Series 2002-T19 Class A1 6.500% due 07/25/42	581	623
Series 2003-T4 Class 2A5 5.407% due 09/26/33	796	613
Fannie Mae REMICS Series 1996-46 Class ZA 7.500% due 11/25/26	254	276

	Principal Amount ($) or Shares	Market Value $
Series 1997-68 Class SC (Ê) Interest Only STRIP 8.188% due 05/18/27	77	13
Series 1999-56 Class Z 7.000% due 12/18/29	1,075	1,170
Series 2001-4 Class SA (Ê) Interest Only STRIP 7.263% due 02/17/31	132	14
Series 2003-21 Class M 5.000% due 02/25/17	350	361
Series 2003-25 Class IK Interest Only STRIP 7.000% due 04/25/33	309	50
Series 2003-32 Class FH (Ê) 0.685% due 11/25/22	2,140	2,107
Series 2003-32 Class UI Interest Only STRIP 6.000% due 05/25/33	443	62
Series 2003-33 Class IA Interest Only STRIP 6.500% due 05/25/33	1,781	246
Series 2003-35 Class FY (Ê) 0.685% due 05/25/18	4,397	4,340
Series 2003-35 Class IU Interest Only STRIP 6.000% due 05/25/33	436	61
Series 2003-35 Class UI Interest Only STRIP 6.500% due 05/25/33	420	62
Series 2003-64 Class JI Interest Only STRIP 6.000% due 07/25/33	450	64
Series 2003-78 Class FI (Ê) 0.685% due 01/25/33	2,093	2,047
Series 2003-82 Class IA Interest Only STRIP 6.000% due 08/25/32	333	21
Series 2003-82 Class WI Interest Only STRIP 6.000% due 08/25/32	42	2
Series 2003-122 Class AJ 4.500% due 02/25/28	463	474
Series 2004-21 Class FL (Ê) 0.635% due 11/25/32	1,094	1,072
Series 2004-70 Class EB 5.000% due 10/25/24	3,275	3,359
Series 2005-65 Class FP (Ê) 0.535% due 08/25/35	146	146
Series 2005-69 Class IO (Ê) Principal Only STRIP Zero coupn due 08/25/35	25	1
Series 2005-79 Class FC (Ê) 0.585% due 02/25/22	2,041	2,016
Series 2005-110 Class MB 5.500% due 09/25/35	2,016	2,089
Series 2006-5 Class 3A2 (Ê) 4.241% due 05/25/35	425	418

104	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-22 Class CE 4.500% due 08/25/23	1,895	1,906
Series 2006-48 Class LG Zero coupon due 06/25/36	609	488
Series 2006-81 Class LF (Ê) Zero coupon due 09/25/36	97	92
Series 2006-118 Class A1 (Ê) 0.345% due 12/25/36	392	381
Series 2006-118 Class A2 (Ê) 0.345% due 12/25/36	1,419	1,381
Series 2007-27 Class XA (Ê) Zero coupon due 05/25/35	62	58
Series 2007-42 Class LF (Ê) Zero coupon due 05/25/37	247	232
Series 2007-53 Class UF (Ê) Zero coupon due 06/25/37	128	117
Series 2007-56 Class GY (Ê) Zero coupon due 06/25/37	69	65
Series 2007-73 Class A1 (Ê) 0.345% due 07/25/37	3,964	3,517
Series 2008-22 Class FD (Ê) 1.125% due 04/25/48	10,861	10,738
Series 2008-56 Class FD (Ê) 1.225% due 07/25/48	11,632	11,597
Series 2008-62 Class DY 4.000% due 07/25/23	6,440	6,385
Series 2008-70 Class BY 4.000% due 08/25/23	5,310	5,402
Series 2009-39 Class LB 4.500% due 06/25/29	1,934	1,905
Fannie Mae Whole Loan Series 2003-W1 Class 2A 7.500% due 12/25/42	112	125
Series 2003-W4 Class 4A 7.500% due 10/25/42	53	59
Series 2003-W17 Class 1A6 5.310% due 08/25/33	6,858	7,104
Series 2004-W9 Class 2A1 6.500% due 02/25/44	307	332
Series 2004-W11 Class 1A2 6.500% due 05/25/44	630	681
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	300	316
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-42 Class A6 9.500% due 02/25/42	88	97
Series 2003-58 Class 2A 6.500% due 09/25/43	290	313
Series 2005-63 Class 1A1 (Ê) 2.540% due 02/25/45	134	127
FHA PJ Reilly 67 NCP 7.430% due 01/01/24	58	58
First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 5.118% due 09/25/34	391	279

	Principal Amount ($) or Shares	Market Value $
Series 2005-AA2 Class 1A1 (Ê) 3.937% due 03/25/35	193	143
Series 2005-AA5 Class 1A1 (Ê) 3.799% due 07/25/35	261	164
Series 2005-AA7 Class 2A1 (Ê) 5.403% due 09/25/35	2,996	2,038
Series 2006-AA5 Class A2 (Ê) Interest Only STRIP 6.486% due 09/25/36	1,555	203
Series 2006-FA3 Class A6 6.000% due 07/25/36	1,580	1,117
First Horizon Asset Securities, Inc. Series 2003-5 Class 1A17 8.000% due 07/25/33	103	105
Series 2004-AR5 Class 4A1 (Ê) 5.705% due 10/25/34	448	354
Series 2004-AR6 Class 2A1 (Ê) 4.750% due 12/25/34	584	516
Series 2005-AR3 Class 2A1 (Ê) 5.366% due 08/25/35	725	592
Series 2005-AR5 Class 3A1 (Ê) 5.531% due 10/25/35	772	665
Series 2006-AR4 Class 1A3 (Ê) 5.483% due 01/25/37	134	39
Freddie Mac
5.500% due 2013	1	1
12.000% due 2013	7	7
12.000% due 2014	10	11
11.000% due 2015	6	8
5.500% due 2016	18	19
6.000% due 2016	85	92
10.000% due 2016	44	49
5.500% due 2017	149	156
8.500% due 2017	29	31
10.500% due 2017	9	11
4.000% due 2018	10,860	11,015
4.500% due 2018	2,139	2,218
5.000% due 2018	3,548	3,722
5.500% due 2018	49	52
4.500% due 2019	337	350
5.000% due 2019	4,931	5,176
5.500% due 2019	145	153
4.500% due 2020	1,677	1,745
5.000% due 2020	10,552	11,049
5.500% due 2020	6,478	6,830
8.000% due 2020	87	99
10.000% due 2020	29	33
11.000% due 2020	30	34
5.000% due 2021	1,026	1,078
10.500% due 2021	17	19
6.500% due 2025	4	4
8.500% due 2025	26	30
3.504% due 2027 (Ê)	19	19
7.000% due 2027	153	169
8.500% due 2027	189	217
4.477% due 2028 (Ê)	19	19
4.805% due 2028 (Ê)	15	15

Russell Strategic Bond Fund	105

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.500% due 2028	39	44
6.500% due 2029	106	113
7.500% due 2029	62	69
4.338% due 2030 (Ê)	32	33
6.500% due 2030	7	8
7.000% due 2030	37	40
7.500% due 2030	299	334
8.000% due 2030	60	69
8.500% due 2030	107	123
6.500% due 2031	836	900
7.000% due 2031	379	415
7.500% due 2031	125	140
8.000% due 2031	237	268
7.000% due 2032	175	191
7.500% due 2032	184	206
4.551% due 2033 (Ê)	473	479
5.000% due 2033	956	983
5.135% due 2033 (Ê)	80	82
5.500% due 2033	3,456	3,596
6.000% due 2033	88	93
6.500% due 2033	324	349
7.000% due 2033	451	491
7.500% due 2033	77	86
2.738% due 2034 (Ê)	141	141
2.752% due 2034 (Ê)	208	209
3.063% due 2034 (Ê)	635	647
4.681% due 2034 (Ê)	1,114	1,149
4.689% due 2034 (Ê)	2,028	2,108
4.902% due 2034 (Ê)	102	104
5.500% due 2034	1,251	1,301
6.000% due 2034	113	119
4.745% due 2035 (Ê)	1,751	1,796
4.863% due 2035 (Ê)	3,294	3,428
5.000% due 2035	657	674
5.027% due 2035 (Ê)	437	458
6.000% due 2035	614	648
5.000% due 2036	295	303
5.500% due 2036	685	712
5.863% due 2036 (Ê)	1,364	1,425
5.911% due 2036 (Ê)	2,104	2,208
5.964% due 2036 (Ê)	1,666	1,749
6.000% due 2036	619	652
5.000% due 2037	653	670
5.464% due 2037 (Ê)	1,725	1,815
5.500% due 2037	259	268
5.682% due 2037 (Ê)	1,109	1,166
5.685% due 2037 (Ê)	7,673	8,071
5.718% due 2037 (Ê)	3,070	3,229
5.733% due 2037 (Ê)	2,337	2,459
5.803% due 2037 (Ê)	744	782
5.807% due 2037 (Ê)	2,422	2,547
5.884% due 2037 (Ê)	1,085	1,140
6.000% due 2037	15,626	16,392
5.000% due 2038	770	788
5.500% due 2038	96,104	99,644
6.000% due 2038	98,207	103,020
6.500% due 2038	1,539	1,643

	Principal Amount ($) or Shares	Market Value $
5.000% due 2039	56,440	57,779
5.500% due 2039	569	590
6.000% due 2039	356	373
30 Year TBA (Ï) 5.500%	94,500	97,968
6.000%	22,300	23,366
Freddie Mac Reference REMICS Series 2006-R00 Class AK 5.750% due 12/15/18	1,785	1,844
Freddie Mac REMICS Series 1991-103 Class Z 9.000% due 02/15/21	62	62
Series 1994-167 Class J 6.000% due 04/15/23	52	53
Series 1994-173 Class Z 7.000% due 05/15/24	301	314
Series 1999-212 Class SG (Ê) 6.688% due 06/17/27	1,291	167
Series 2000-224 Class SC (Ê) 7.212% due 08/15/30	42	4
Series 2000-226 Class F (Ê) 0.738% due 11/15/30	67	66
Series 2001-229 Class KF (Ê) 0.535% due 07/25/22	996	988
Series 2001-232 Class ZQ 6.500% due 06/15/31	1,717	1,846
Series 2002-246 Class SJ (Ê) Interest Only STRIP 7.712% due 03/15/32	171	21
Series 2003-256 Class FJ (Ê) 0.688% due 02/15/33	1,472	1,448
Series 2003-259 Class IQ Interest Only STRIP 5.000% due 06/15/17	806	39
Series 2003-261 Class UI Interest Only STRIP 6.500% due 05/15/33	71	11
Series 2003-262 Class AB 2.900% due 11/15/14	629	630
Series 2003-262 Class QH 5.000% due 05/15/33	1,590	1,628
5.000% due 06/15/33	1,625	1,651
Series 2003-264 Class IM Interest Only STRIP 7.000% due 07/15/33	391	62
Series 2003-266 Class MA 4.500% due 10/15/31	857	876
Series 2003-272 Class TA 4.500% due 12/15/33	1,275	1,215
Series 2004-275 Class FM (Ê) 0.638% due 12/15/30	196	194
Series 2004-277 Class UF (Ê) 0.588% due 06/15/33	2,288	2,265
Series 2004-281 Class DF (Ê) 0.738% due 06/15/23	599	593
Series 2004-282 Class JE 4.500% due 07/15/19	5,360	5,521

106	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-287 Class AL 5.000% due 10/15/24	2,475	2,559
Series 2005-294 Class FA (Ê) 0.458% due 03/15/20	1,137	1,111
Series 2005-299 Class KF (Ê) 0.688% due 06/15/35	353	349
Series 2005-301 Class IM Interest Only STRIP 5.500% due 01/15/31	1,546	92
Series 2005-303 Class XA (Ê) Zero coupon due 09/15/35	262	229
Series 2005-305 Class JF (Ê) 0.588% due 10/15/35	308	305
Series 2006-312 Class HT 5.000% due 03/15/26	3,911	4,032
Series 2006-313 Class FP (Ê) 1.000% due 04/15/36	549	507
Series 2006-313 Class X (Ê) Zero coupon due 04/15/36	71	67
Series 2006-314 Class LF (Ê) 0.588% due 05/15/36	477	469
Series 2006-315 Class EQ 5.000% due 05/15/26	1,840	1,894
Series 2006-316 Class X (Ê) Zero coupon due 06/15/36	116	107
Series 2006-317 Class XI (Ê) Principal Only STRIP Zero coupon due 10/15/35	373	—
Series 2006-323 Class PA 6.000% due 03/15/26	481	482
Series 2007-327 Class SX (Ê) Zero coupon due 07/15/36	151	144
Series 2007-327 Class UF (Ê) Zero coupon due 02/15/37	165	160
Series 2007-327 Class WF (Ê) Zero coupon due 09/15/36	92	89
Series 2007-330 Class GL (Ê) 12.857% due 04/15/37	335	348
Series 2007-333 Class BF (Ê) 0.438% due 07/15/19	2,795	2,737
Series 2007-333 Class FT (Ê) 0.438% due 08/15/19	6,320	6,179
Freddie Mac Strips Series 1998-191 Class IO Interest Only STRIP 8.000% due 01/01/28	48	8
Series 1998-194 Class IO Interest Only STRIP 6.500% due 04/01/28	213	35
Series 2001-212 Class IO Interest Only STRIP 6.000% due 05/01/31	267	40
Series 2001-215 Class IO Interest Only STRIP 8.000% due 06/01/31	146	27
GE Capital Commercial Mortgage Corp. Series 2001-1 Class A2 6.531% due 05/15/33	5,830	6,000

	Principal Amount ($) or Shares	Market Value $
Series 2002-1A Class A3 6.269% due 12/10/35	1,240	1,294
Series 2002-3A Class A1 4.229% due 12/10/37	2,613	2,628
Ginnie Mae I
11.000% due 2010	1	1
11.000% due 2013	5	5
10.500% due 2015	35	39
11.000% due 2015	2	2
7.000% due 2016	6	6
10.500% due 2016	45	49
11.000% due 2020	26	27
10.500% due 2021	45	50
8.000% due 2022	16	18
10.000% due 2022	70	78
9.500% due 2023	176	197
7.500% due 2024	22	24
8.000% due 2025	11	12
10.000% due 2025	54	61
8.000% due 2030	254	288
7.500% due 2031	49	55
8.000% due 2031	2	2
7.500% due 2032	17	19
8.000% due 2032	13	14
6.000% due 2036	195	205
6.000% due 2037	467	491
6.000% due 2038	15,191	15,971
4.500% due 2039	7,290	7,358
5.000% due 2039	12,982	13,354
6.000% due 2039	2,609	2,743
30 Year TBA (Ï)
4.500%	111,260	112,060
5.000%	41,095	42,171
5.500%	5,215	5,424
Ginnie Mae II
4.125% due 2023 (Ê)	255	258
4.375% due 2023 (Ê)	173	176
4.625% due 2023 (Ê)	27	28
4.125% due 2024 (Ê)	216	220
4.625% due 2024 (Ê)	175	179
4.125% due 2025 (Ê)	10	10
4.375% due 2025 (Ê)	193	198
4.625% due 2025 (Ê)	10	10
5.375% due 2025 (Ê)	119	123
4.125% due 2026 (Ê)	93	94
8.500% due 2026	27	30
4.125% due 2027 (Ê)	6	6
4.375% due 2027 (Ê)	130	132
4.625% due 2027 (Ê)	169	174
4.375% due 2028 (Ê)	3	3
4.125% due 2029 (Ê)	218	221
5.375% due 2030 (Ê)	89	91
5.000% due 2039	7,983	8,210
30 Year TBA (Ï)
5.000%	5,000	5,034
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class A4 4.547% due 12/10/41	450	437

Russell Strategic Bond Fund	107

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GMAC Mortgage Corp. Loan Trust Series 2004-JR1 Class A6 (Ê) 0.735% due 12/25/33	961	766
Series 2005-AR2 Class 4A (Ê) 5.165% due 05/25/35	7,943	6,131
Series 2005-AR6 Class 3A1 5.302% due 11/19/35	2,983	2,410
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG1 Class A4 5.805% due 08/10/45	11,375	8,951
Government National Mortgage Association Series 1998-23 Class ZA 6.500% due 09/20/28	1,603	1,728
Series 1999-27 Class SE (Ê) Interest Only STRIP 8.282% due 08/16/29	169	30
Series 1999-40 Class FE (Ê) 0.838% due 11/16/29	816	816
Series 1999-44 Class SA (Ê) Interest Only STRIP 8.263% due 12/16/29	246	41
Series 2000-29 Class S (Ê) Interest Only STRIP 8.211% due 09/20/30	26	4
Series 2001-46 Class SA (Ê) Interest Only STRIP 7.293% due 09/16/31	25	3
Series 2002-27 Class SA (Ê) Interest Only STRIP 7.713% due 05/16/32	39	5
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR5 Class A1A 0.365% due 10/25/46	2,749	2,172
Series 2006-AR6 Class A1A 0.365% due 10/25/46	933	777
Series 2006-AR8 Class 1A1A 0.365% due 01/25/47	506	399
Series 2007-AR3 Class A1 0.505% due 06/25/37	5,442	2,159
Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 4.807% due 10/25/33	1,153	929
Greenwich Capital Commercial Funding Corp.
Series 2002-C1 Class XP (Þ) Interest Only STRIP 2.230% due 01/11/35	10,540	73
Series 2003-C2 Class A2 4.022% due 01/05/36	839	845
Series 2004-GG1 Class A7 5.317% due 06/10/36	6,065	6,075
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	96
Series 2005-GG5 Class A41 5.243% due 04/10/37	3,720	3,300
Series 2006-GG7 Class A4 6.116% due 07/10/38	7,295	6,294

	Principal Amount ($) or Shares	Market Value $
Series 2007-GG9 Class A4 5.444% due 03/10/39	3,810	3,237
GS Mortgage Securities Corp. II Series 2004-GG2 Class A3 4.602% due 08/10/38	399	399
Series 2006-GG6 Class A4 5.553% due 04/10/38	5,030	4,353
Series 2006-GG8 Class AAB 5.535% due 11/10/39	2,735	2,660
Series 2007-EOP Class A1 (Ê)(Þ) 0.394% due 03/06/20	2,345	2,019
GSMPS Mortgage Loan Trust (Þ) Series 1998-1 Class A 8.000% due 09/19/27	135	94
Series 1998-3 Class A 7.750% due 09/19/27	139	133
Series 1999-3 Class A 8.000% due 08/19/29	328	331
Series 2005-RP1 Class 1A3 8.000% due 01/25/35	1,321	1,109
Series 2005-RP1 Class 1A4 8.500% due 01/25/35	975	844
Series 2006-RP1 Class 1A2 7.500% due 01/25/36	792	614
Series 2006-RP1 Class 1A3 8.000% due 01/25/36	464	365
GSR Mortgage Loan Trust Series 2004-5 Class 3A2 (Ê) 4.695% due 05/25/34	2,957	2,837
Series 2004-7 Class 1A1 3.726% due 06/25/34	479	433
Series 2004-11 Class 1A1 4.877% due 09/25/34	351	292
Series 2004-12 Class 2A3 5.351% due 12/25/34	379	272
Series 2005-AR6 Class 2A1 (Ê)
4.470% due 09/25/35	4,100	3,713
Series 2005-AR7 Class 6A1 5.239% due 11/25/35	2,770	2,311
Series 2006-1F Class 5A2 Interest Only STRIP 6.000% due 02/25/36	662	237
Series 2006-OA1 Class 2A1 (Ê) 0.475% due 08/25/46	1,765	1,116
Series 2007-AR1 Class B1 Interest Only STRIP 5.846% due 03/25/37	2,276	162
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A (Ê) Interest Only STRIP 0.509% due 05/19/35	191	93
Series 2005-4 Class 3A1 5.143% due 07/19/35	1,879	1,172
Series 2005-5 Class 2A1B (Ê) Interest Only STRIP 0.579% due 07/19/45	387	86
Series 2005-10 Class 2A1A (Ê) 0.599% due 11/19/35	2,239	1,248

108	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-10 Class 2A1B (Ê) Interest Only STRIP 0.669% due 11/19/35	9,769	2,192
Series 2005-14 Class 3A1A 5.311% due 12/19/35	719	545
Series 2005-15 Class 2A11 (Ê) Interest Only STRIP 0.559% due 10/20/45	1,301	622
Series 2005-16 Class 2A1A (Ê) Interest Only STRIP 0.529% due 01/19/36	479	229
Series 2005-16 Class 3A1A (Ê) Interest Only STRIP 0.539% due 01/19/36	6,598	3,270
Series 2005-16 Class 3A1B (Ê) Interest Only STRIP 0.629% due 01/19/36	952	207
Series 2006-1 Class 2A1A (Ê) 0.529% due 03/19/36	1,718	840
Series 2006-7 Class 2A1A (Ê) 0.489% due 09/19/46	1,795	848
Series 2006-9 Class 2A1A (Ê) 0.499% due 11/19/36	2,414	1,119
Series 2006-10 Class 2A1A (Ê) 0.469% due 11/19/36	2,678	1,280
Series 2006-10 Class 2A1B (Ê) 0.529% due 11/19/36	2,404	447
Series 2006-12 Class 2A2A (Ê) 0.479% due 01/19/38	14,316	6,994
Series 2006-12 Class 2A2B (Ê) 0.539% due 01/19/38	5,089	935
Series 2006-14 Class 2A1A (Ê) 0.439% due 03/19/38	6,734	3,134
Series 2006-14 Class 2A1B (Ê) 0.489% due 03/19/38	1,852	393
Series 2007-1 Class 2A1A (Ê) 0.443% due 04/19/38	1,714	742
Impac Secured Assets CMN Owner Trust (Ê) Series 2005-2 Class A1 0.605% due 03/25/36	941	396
Series 2006-4 Class A2A 0.365% due 01/25/37	170	124
Indymac Index Mortgage Loan Trust Series 2004-AR1 Class 2A 4.965% due 12/25/34	120	96
Series 2005-AR1 Class 1A1 3.881% due 08/25/35	4,276	2,422
Series 2005-AR2 Class 1A21 5.669% due 12/25/35	960	641
Series 2005-AR3 Class 1A1
4.229% due 01/25/36	1,195	523
Series 2006-AR1 Class 1A1A (Ê)
0.375% due 11/25/46	245	223
Series 2006-AR1 Class 1A4A (Ê)
0.455% due 11/25/46	8,529	2,189
Series 2006-AR2 Class A2 (Ê) 0.365% due 11/25/36	915	844

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR3 Class 2A1A (Ê) 0.455% due 01/25/37	8,497	4,087
Series 2006-AR4 Class A1B (Ê) 0.585% due 05/25/46	6,221	1,259
Series 2006-AR7 Class 1A1 4.550% due 05/25/36	1,984	990
Series 2006-AR8 Class A2A3 (Ê) 0.405% due 07/25/46	4,114	3,935
Series 2006-AR9 Class 1A1 5.752% due 06/25/36	9,499	4,944
Series 2007-AR5 Class 1A1 5.746% due 05/25/37	9,577	4,469
JPMorgan Alternative Loan Trust Series 2006-A4 Class A7 6.300% due 09/25/36	15,975	4,804
Series 2006-S1 Class 3A1A 5.350% due 03/25/36	112	109
JP Morgan Mortgage Trust Series 2006-A3 Class 2A3 5.601% due 05/25/36	845	467
Series 2006-A4 Class 1A4 5.811% due 06/25/36	2,577	1,527
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-C1 Class A3 5.376% due 07/12/37	7,245	7,404
Series 2002-C2 Class A2 5.050% due 12/12/34	12,000	12,141
Series 2003-C1 Class A2 4.985% due 01/12/37	3,738	3,824
Series 2004-LN2 Class A1 4.475% due 07/15/41	3,861	3,849
Series 2005-LDP Class A3A1 4.871% due 10/15/42	4,125	3,892
Series 2005-LDP Class A4 4.918% due 10/15/42	1,595	1,510
Series 2006-CB1 Class A4 5.552% due 05/12/45	3,960	3,683
Series 2006-LDP Class A3 5.336% due 05/15/47	5,313	4,316
Series 2006-LDP Class A3B 5.447% due 05/15/45	3,675	3,348
Series 2006-LDP Class A4 5.475% due 04/15/43	6,035	5,624
5.875% due 04/15/45	5,405	4,764
5.399% due 05/15/45	3,705	3,105
Series 2006-LDP Class AJ 5.875% due 04/15/45	1,505	864
Series 2007-CB1 Class A4 5.440% due 06/12/47	7,000	5,696
Series 2007-CB2 Class A4 5.794% due 02/12/51	7,439	5,894
Series 2007-CB2 Class AJ 6.303% due 02/12/51	1,300	535
Series 2007-LD1 Class A4 5.882% due 02/15/51	3,365	2,656
Series 2007-LD1 Class AM 6.062% due 02/15/51	1,050	568

Russell Strategic Bond Fund	109

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-LDP Class A3 5.420% due 01/15/49	5,350	4,576
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 (Ê) 5.012% due 02/25/35	823	758
Series 2005-A4 Class 1A1 5.391% due 07/25/35	1,943	1,705
Series 2005-A4 Class 2A1 5.060% due 07/25/35	5,547	4,588
Series 2005-A6 Class 1A2 5.146% due 09/25/35	2,650	1,759
Series 2005-A8 Class 1A1 5.397% due 11/25/35	6,097	5,370
Series 2006-A3 Class 7A1 4.580% due 04/25/35	411	379
Series 2006-A6 Class 1A2 6.021% due 10/25/36	451	363
Series 2007-A1 Class 1A1 (Ê) 4.254% due 07/25/35	686	636
Series 2007-A1 Class 2A2 (Ê) 4.741% due 07/25/35	1,294	1,172
Series 2007-A1 Class 4A2 (Ê) 4.140% due 07/25/35	601	547
Series 2007-A1 Class 5A2 (Ê) 4.773% due 07/25/35	629	577
Series 2007-A1 Class B1 4.822% due 07/25/35	157	18
Series 2007-S3 Class 1A35 6.000% due 07/25/37	3,615	2,704
LB-UBS Commercial Mortgage Trust Series 2000-C5 Class A2 (Ø)(Æ) 6.510% due 12/15/26	331	341
Series 2001-C2 Class A2 (Ø)(Æ) 6.653% due 11/15/27	14,645	15,276
Series 2002-C1 Class A4 (Ø)(Æ) 6.462% due 03/15/31	65	69
Series 2002-C2 Class F 5.794% due 07/15/35	939	706
Series 2002-C2 Class G 5.873% due 07/15/35	1,433	945
Series 2002-C4 Class A5 (Ø)(Æ) 4.853% due 09/15/31	1,000	1,015
Series 2003-C8 Class A2 (Ø)(Æ) 4.207% due 11/15/27	139	140
Series 2004-C4 Class A2 4.567% due 06/15/29	229	228
Series 2006-C1 Class A4 (Ø)(Æ) 5.156% due 02/15/31	4,500	4,070
Series 2006-C3 Class A4 5.661% due 03/15/39	3,130	2,768
Series 2006-C4 Class A4 5.882% due 06/15/38	2,975	2,656
Series 2007-C1 Class A3 5.398% due 02/15/40	3,355	3,235
Series 2007-C1 Class A4 5.424% due 02/15/40	500	382
Series 2007-C2 Class AM 5.493% due 02/15/40	1,100	614

	Principal Amount ($) or Shares	Market Value $
Series 2007-C6 Class A4 5.858% due 07/15/40	3,990	3,088
Series 2007-C7 Class A3 5.866% due 09/15/45	5,490	4,481
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)(Ø)(Æ) Series 2006-LLF Class A1 (Þ) 0.368% due 09/15/21	141	125
Series 2006-LLF Class A2 (Å)(Æ) 0.408% due 09/15/21	2,254	1,434
Lehman Mortgage Trust Series 2005-2 Class 2A3 5.500% due 12/25/35	821	756
Series 2005-3 Class 1A3 (Ø)(Æ) 5.500% due 01/25/36	4,479	3,243
Series 2006-8 Class 2A1 (Ê)(Ø)(Æ) 0.705% due 12/25/36	9,256	3,756
Series 2007-8 Class 3A1 7.250% due 09/25/37	15,295	8,235
Lehman XS Trust (Ê)(Ø)(Æ) Series 2007-4N Class 3A2A 2.090% due 03/25/47	7,361	2,741
Series 2007-7N Class 1A2 0.525% due 06/25/47	10,763	2,532
Luminent Mortgage Trust (Ê) Series 2006-1 Class A1 0.525% due 04/25/36	1,809	851
Series 2006-1 Class A2 0.605% due 04/25/36	8,591	1,916
Series 2006-2 Class A1A 0.485% due 02/25/46	3,303	1,602
Series 2006-3 Class 12A2 0.545% due 05/25/36	6,075	1,122
Series 2006-5 Class A1A 0.475% due 07/25/36	3,020	1,422
Series 2006-6 Class A1 0.485% due 10/25/46	1,391	633
Mastr Reperforming Loan Trust (Þ) Series 2005-1 Class 1A5 8.000% due 08/25/34	870	932
Mastr Specialized Loan Trust (Þ) Series 2005-2 Class A2 5.150% due 07/25/35	535	333
Mastr Adjustable Rate Mortgages Trust Series 2004-10 Class 2A2 4.952% due 10/25/34	9	3
Series 2005-1 Class B1 5.144% due 03/25/35	1,146	118
Series 2005-6 Class 7A1 5.340% due 06/25/35	566	371
Series 2005-7 Class 2A2 5.346% due 09/25/35	2,012	357
Series 2006-1 Class I2A3 (Ê) 2.080% due 01/25/47	4,051	1,190
Series 2006-2 Class 3A1 4.853% due 01/25/36	559	415
Series 2006-2 Class 4A1 4.986% due 02/25/36	4,504	3,712

110	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-OA2 Class 4A1B (Ê) 2.540% due 12/25/46	13,617	4,652
Series 2007-3 Class 22A1 (Ê) 0.395% due 05/25/47	301	298
Mastr Alternative Loans Trust Series 2003-2 Class 6A1 6.000% due 03/25/33	613	563
Series 2003-4 Class B1 5.698% due 06/25/33	1,612	1,016
Series 2003-6 Class 3A1 8.000% due 09/25/33	83	81
Series 2004-10 Class 5A6 5.750% due 09/25/34	2,220	2,044
Series 2005-3 Class 7A1 6.000% due 04/25/35	2,209	1,653
Mastr Asset Securitization Trust Series 2003-7 Class 4A35 (Ê) 0.685% due 09/25/33	1,730	1,596
Series 2003-11 Class 6A8 (Ê) 0.785% due 12/25/33	3,167	2,882
Series 2004-4 Class 2A2 (Ê) 0.735% due 04/25/34	521	472
Series 2005-2 Class 1A1 5.250% due 11/25/35	1,007	898
Mastr Reperforming Loan Trust (Þ) Series 2005-2 Class 1A4 8.000% due 05/25/35	1,471	1,330
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.799% due 06/15/30	840	720
Merrill Lynch Alternative Note Asset (Ê) Series 2007-OAR Class A1 0.475% due 07/25/47	354	154
Merrill Lynch Floating Trust (Ê)(Þ) Series 2006-1 Class A1 0.358% due 06/15/22	2,384	1,780
Merrill Lynch Mortgage Investors, Inc. Series 2005-A2 Class A2 4.482% due 02/25/35	912	807
Series 2005-A8 Class A1B1 5.250% due 08/25/36	480	466
Series 2005-A10 Class A (Ê) 0.495% due 02/25/36	645	358
Series 2006-AF1 Class AF2B 6.250% due 08/25/36	1,963	1,390
Merrill Lynch Mortgage Trust Series 2008-LAQ Class A 1.072% due 01/01/21	4,800	3,600
Series 2002-MW1 Class J (Þ) 5.695% due 07/12/34	550	168
Series 2004-MKB Class A2 4.353% due 02/12/42	1,354	1,355
Series 2005-CIP Class A2 4.960% due 07/12/38	75	76
Series 2005-CIP Class AM 5.107% due 07/12/38	2,050	1,397
Series 2006-C1 Class ASB 5.840% due 05/12/39	215	212

	Principal Amount ($) or Shares	Market Value $
Series 2008-C1 Class A4 5.690% due 02/12/51	3,150	2,453
Series 2008-C1 Class AJ 6.461% due 02/12/51	3,245	1,358
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	900	708
Series 2007-8 Class A3 5.957% due 08/12/49	1,100	823
Series 2007-9 Class AM 5.856% due 09/12/17	2,250	1,257
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 1.326% due 04/25/29	214	122
Series 2005-2 Class 3A 1.285% due 10/25/35	253	215
Series 2005-3 Class 5A 0.535% due 11/25/35	1,200	831
Morgan Stanley Capital I Series 1999-FNV Class G (Þ) 6.120% due 03/15/31	630	599
Series 2005-HQ7 Class A4 5.378% due 11/14/42	4,000	3,831
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	4,115	4,163
Series 2006-HQ1 Class A4 5.328% due 11/12/41	1,975	1,784
Series 2006-HQ1 Class AM 5.360% due 11/21/41	2,255	1,541
Series 2006-HQ8 Class A4 5.558% due 03/12/44	4,790	4,518
Series 2006-HQ9 Class A4 5.731% due 07/12/44	4,089	3,830
Series 2006-T21 Class A2 5.090% due 10/12/52	25	25
Series 2007-HQ1 Class A3 5.569% due 12/15/44	660	530
Series 2007-HQ1 Class A4 5.447% due 02/12/44	30	24
Series 2007-HQ1 Class D (Þ) 6.484% due 12/15/44	2,092	371
Series 2007-IQ1 Class A2 5.610% due 04/15/49	5,000	4,637
Series 2007-IQ1 Class A4 5.809% due 12/12/49	8,460	6,818
Morgan Stanley Dean Witter Capital I (Þ) Series 2001-TOP Class E 7.364% due 02/15/33	280	208
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	2,709	1,678
MortgageIT Trust (Ê) Series 2006-1 Class 2A1B 0.565% due 04/25/36	3,549	681
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	1,519	1,249

Russell Strategic Bond Fund	111

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AF2 Class 1A1 (Ê) 0.385% due 08/25/36	1,038	788
Series 2006-AP1 Class A2 5.515% due 01/25/36	7,075	3,988
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	2	2
PHH Alternative Mortgage Trust (Ê) Series 2007-3 Class A1 0.395% due 07/25/37	4,319	3,496
Prime Mortgage Trust Series 2004-CL1 Class 1A1 6.000% due 02/25/34	274	246
Series 2004-CL1 Class 1A2 (Ê) 0.685% due 02/25/34	126	102
Series 2004-CL1 Class 2A2 (Ê) 0.685% due 02/25/19	27	26
RESI Finance, LP (Ê)(Þ) Series 2007-B Class B5 1.388% due 04/15/39	2,771	28
Residential Accredit Loans, Inc. Series 2004-QS5 Class A1 4.600% due 04/25/34	1,067	988
Series 2004-QS5 Class A6 (Ê) 0.885% due 04/25/34	362	258
Series 2004-QS8 Class A4 (Ê) 0.685% due 06/25/34	2,011	1,679
Series 2005-QA1 Class A41 5.664% due 09/25/35	1,395	935
Series 2005-QA8 Class NB3 5.473% due 07/25/35	1,680	1,220
Series 2005-QO4 Class 2A1 (Ê) 0.565% due 12/25/45	2,208	1,132
Series 2005-QO5 Class A1 (Ê) 2.340% due 01/25/46	5,100	2,392
Series 2005-QS1 Class 2A1 6.000% due 09/25/35	4,090	2,855
Series 2005-QS1 Class 2A3 5.750% due 09/25/35	11,302	8,501
Series 2005-QS7 Class A1 5.500% due 06/25/35	797	638
Series 2006-QO1 Class 1A1 (Ê) 0.545% due 02/25/46	488	187
Series 2006-QO1 Class 2A1 (Ê) 0.555% due 02/25/46	596	257
Series 2006-QO1 Class A1 (Ê) 0.445% due 01/25/37	731	292
Series 2006-QO1 Class A2 (Ê) 0.485% due 01/25/37	4,872	1,067
Series 2006-QO4 Class 2A2 (Ê) 0.525% due 04/25/46	1,122	194
Series 2006-QO5 Class 2A2 (Ê) 0.515% due 05/25/46	11,506	2,033
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	3,145	2,128
Series 2007-QH9 Class A1 6.540% due 11/25/37	14,971	6,822

	Principal Amount ($) or Shares	Market Value $
Series 2007-QO4 Class A1 (Ê) 0.485% due 05/25/47	8,822	3,720
Series 2007-QS6 Class A1 (Ê) 0.615% due 04/25/37	16,700	6,726
Residential Asset Mortgage Products, Inc. Series 2004-SL1 Class A3 7.000% due 11/25/31	33	33
Series 2004-SL4 Class A3 6.500% due 07/25/32	297	273
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.735% due 02/25/34	2,257	1,850
Series 2007-A5 Class 2A3 6.000% due 05/25/37	1,652	1,016
Series 2007-A9 Class A6 6.250% due 08/25/13	11,196	6,111
Residential Funding Mortgage Securities I Series 2003-S5 Class 1A2 (Ê) 0.735% due 11/25/18	896	889
Series 2003-S14 Class A5 (Ê) 0.685% due 07/25/18	1,933	1,379
Series 2003-S20 Class 1A7 (Ê) 0.785% due 12/25/33	102	102
Series 2005-SA4 Class 1A21 5.202% due 09/25/35	2,155	1,686
Series 2005-SA4 Class 2A1 5.205% due 09/25/35	3,437	2,721
Series 2005-SA4 Class 2A2 5.184% due 09/25/35	3,932	3,270
Series 2006-SA3 Class 3A1 6.040% due 09/25/36	1,357	927
Series 2006-SA4 Class 2A1 6.120% due 11/25/36	972	620
Series 2007-S5 Class A9 6.000% due 05/25/37	875	519
Series 2007-S9 Class 1A1 6.000% due 10/25/37	4,163	3,031
SBA CMBS Trust (Þ) Series 2006-1A Class B 5.451% due 11/15/36	3,680	3,606
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 2.114% due 05/20/34	2,024	1,242
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5 Class 3A1 3.766% due 05/25/34	2,300	1,878
Series 2004-12 Class 3A2 5.192% due 09/25/34	1,010	812
Series 2004-16 Class 3A1 5.355% due 11/25/34	4,500	3,485
Series 2004-18 Class 5A 5.500% due 12/25/34	512	380
Series 2004-20 Class 3A1 5.303% due 01/25/35	2,221	1,695
Series 2005-7 Class 1A3 3.891% due 04/25/35	1,258	743

112	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-17 Class 3A1 5.490% due 08/25/35	49	35
Series 2005-19X Class 1A1 (Ê) 0.605% due 10/25/35	638	329
Series 2005-21 Class 7A1 6.007% due 11/25/35	17,126	11,524
Series 2005-22 Class 4A2 5.354% due 12/25/35	157	38
Series 2006-1 Class 2A3 5.649% due 02/25/36	1,462	357
Series 2006-5 Class 2A1 5.913% due 06/25/36	5,110	2,701
Series 2006-5 Class 5A4 5.436% due 06/25/36	361	85
Series 2006-12 Class 2A1 5.883% due 01/25/37	5,263	3,134
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A3 0.539% due 07/19/35	360	235
Series 2005-AR6 Class 2A1 0.595% due 09/25/45	1,060	552
Series 2005-AR8 Class A2 2.820% due 02/25/36	3,102	1,445
Series 2006-AR1 Class 2A1 0.515% due 02/25/36	846	395
Series 2006-AR1 Class 3A1 0.515% due 02/25/36	643	306
Series 2006-AR2 Class A2 0.595% due 02/25/36	322	76
Series 2006-AR3 Class 3A1 0.475% due 02/25/36	734	340
Series 2006-AR6 Class 1A3 0.475% due 07/25/46	1,539	643
Series 2006-AR7 Class A12 0.535% due 08/25/36	5,171	1,096
Series 2006-AR8 Class A1A 0.485% due 10/25/36	7,766	3,646
Series 2007-AR1 Class 1A2 0.485% due 01/25/37	5,417	1,055
Series 2007-AR4 Class A4A 0.465% due 09/25/47	6,847	3,629
Series 2007-AR6 Class A1 2.840% due 08/25/47	13,683	5,429
Structured Asset Securities Corp. Series 2002-22H Class 1A 6.931% due 11/25/32	85	78
Series 2003-26A Class 3A5 4.452% due 09/25/33	2,770	2,063
Series 2004-12H Class 1A 6.000% due 05/25/34	337	311
Series 2004-21X Class 1A3 4.440% due 12/25/34	997	986
Series 2005-6 Class B2 5.330% due 05/25/35	367	36
Suntrust Alternative Loan Trust (Ê) Series 2006-1F Class 3A 0.635% due 04/25/36	1,463	473

	Principal Amount ($) or Shares	Market Value $
Thornburg Mortgage Securities Trust (Ê) Series 2003-2 Class A1 0.965% due 04/25/43	902	767
Series 2006-5 Class A1 0.405% due 09/25/46	5,032	4,685
Series 2006-6 Class A1 0.395% due 11/25/46	1,359	1,224
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A2 4.380% due 10/15/41	4,470	4,466
Series 2005-C20 Class A4 5.285% due 07/15/42	5,000	5,042
Series 2005-C21 Class A4 5.384% due 10/15/44	5,500	5,376
Series 2006-C28 Class A2 5.500% due 10/15/48	2,140	2,143
Series 2006-C28 Class A4 5.572% due 10/15/48	120	101
Series 2006-C29 Class E 5.516% due 11/15/48	2,682	400
Series 2006-WL7 Class A1 (Ê)(Þ) 0.378% due 09/15/21	12,152	8,754
Series 2007-C31 Class A2 5.421% due 04/15/47	5,000	4,874
Series 2007-C31 Class A4 5.509% due 04/15/47	1,284	979
Series 2007-WHL Class A1 (Ê)(Þ) 0.368% due 06/15/20	3,222	2,409
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	1,200	708
Series 2006-1 Class 4CB 6.500% due 02/25/36	14,581	9,031
Series 2006-5 Class 3A2 6.000% due 07/25/36	500	309
Series 2006-AR2 Class A1A (Ê) 2.280% due 04/25/46	1,637	566
Series 2006-AR6 Class 1A (Ê) 0.457% due 07/25/46	843	396
Series 2006-AR8 Class 2A (Ê) 2.190% due 10/25/46	2,801	1,073
Series 2006-AR9 Class 2A (Ê) 2.180% due 11/25/46	3,143	950
Series 2007-OA1 Class 2A (Ê) 2.159% due 12/25/46	21,857	8,006
Series 2007-OA1 Class CA1B (Ê) 0.485% due 12/25/46	6,514	1,317
Series 2007-OA1 Class CA1C (Ê) Interest Only STRIP 0.485% due 12/25/46	3,255	408
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR9 Class 1A (Ê) 2.740% due 08/25/42	188	127
Series 2003-S9 Class A2 (Ê) 0.835% due 10/25/33	2,169	2,134

Russell Strategic Bond Fund	113

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-AR1 Class A 3.711% due 03/25/34	210	193
Series 2004-AR3 Class A2 3.144% due 06/25/34	2,779	2,536
Series 2004-CB3 Class 1A 6.000% due 10/25/34	335	311
Series 2005-AR1 Class 1A1 4.823% due 10/25/35	1,871	1,493
5.040% due 12/25/35	1,354	1,202
Series 2005-AR1 Class A1A (Ê) 0.605% due 08/25/45	1,110	638
Series 2005-AR1 Class A1A1 (Ê) 0.575% due 10/25/45	3,409	1,950
0.545% due 11/25/45	12,591	6,873
0.555% due 12/25/45	395	231
Series 2005-AR1 Class A1A2 (Ê) 0.565% due 11/25/45	975	513
0.575% due 12/25/45	1,551	788
Series 2005-AR1 Class A1B1 (Ê) 0.535% due 11/25/45	232	186
0.535% due 12/25/45	1,047	878
Series 2005-AR6 Class B3 (Ê) 0.945% due 04/25/45	1,741	73
Series 2005-AR8 Class 2A1A (Ê) 0.575% due 07/25/45	957	518
Series 2005-AR8 Class 2AB3 (Ê) 0.645% due 07/25/45	622	167
Series 2006-AR1 Class 1A1 5.928% due 09/25/36	1,607	1,057
Series 2006-AR1 Class 1A4 5.603% due 11/25/36	7,066	4,625
Series 2006-AR1 Class 2A (Ê) 3.333% due 09/25/46	535	245
Series 2006-AR1 Class 3A1A (Ê) 2.260% due 09/25/46	1,397	617
Series 2006-AR2 Class 1A1 5.269% due 03/25/37	10,008	7,581
Series 2006-AR7 Class 2A (Ê) 2.320% due 07/25/46	9,330	3,605
Series 2006-AR8 Class 1A5 5.837% due 08/25/46	268	74
Series 2006-AR8 Class 2A3 (Ê) 6.109% due 08/25/36	178	50
Series 2007-HY3 Class 4A1 5.324% due 03/25/37	8,132	6,189
Series 2007-HY3 Class 4B1 5.324% due 03/25/37	1,764	172
Series 2007-HY4 Class 1A1 (Ê) 5.462% due 04/25/37	2,079	1,322
Series 2007-OA2 Class 1A (Ê) 2.040% due 03/25/47	2,268	905
Wells Fargo Alternative Loan Trust Series 2007-PA2 Class 1A1 6.000% due 06/25/37	2,498	1,794
Series 2007-PA6 Class A1 6.590% due 12/28/37	12,491	7,263

	Principal Amount ($) or Shares	Market Value $
Wells Fargo Mortgage Backed Securities Trust Series 2003-K Class 1A2 (Ê) 4.477% due 11/25/33	548	516
Series 2004-AA Class A1 (Ê) 4.982% due 12/25/34	1,720	1,584
Series 2004-CC Class A1 (Ê) 4.941% due 01/25/35	2,810	2,555
Series 2004-E Class A2 (Ê) 4.500% due 05/25/34	385	358
Series 2004-EE Class 2A1 (Ê) 3.585% due 12/25/34	138	128
Series 2004-H Class A1 (Ê) 4.529% due 06/25/34	250	238
Series 2004-I Class 1A1 4.975% due 07/25/34	1,299	1,152
Series 2004-T Class A1 (Ê) 3.954% due 09/25/34	333	310
Series 2005-6 Class A1 5.250% due 08/25/35	825	781
Series 2005-12 Class 1A7 5.500% due 11/25/35	2,008	1,477
Series 2005-14 Class 2A1 5.500% due 12/25/35	3,417	2,856
Series 2005-17 Class 1A1 5.500% due 01/25/36	1,869	1,468
Series 2005-17 Class 1A2 5.500% due 01/25/36	1,362	866
Series 2005-18 Class 1A1 5.500% due 01/25/36	7,546	5,553
Series 2005-AR1 Class 1A1 (Ê) 4.612% due 06/25/35	1,468	1,338
Series 2005-AR2 Class 2A2 (Ê) 4.550% due 03/25/35	112	102
Series 2006-2 Class 2A3 5.500% due 03/25/36	3,371	2,897
Series 2006-2 Class 3A1 5.750% due 03/25/36	9,385	6,623
Series 2006-4 Class 1A8 5.750% due 04/25/36	780	703
Series 2006-4 Class 2A3 5.750% due 04/25/36	690	240
Series 2006-7 Class 2A1 6.000% due 06/25/36	2,410	1,610
Series 2006-AR1 Class 1A2 (Ê) 6.027% due 09/25/36	746	219
Series 2006-AR1 Class 2A2 5.717% due 11/25/36	706	195
Series 2006-AR1 Class 2A4 (Ê) 6.077% due 10/25/36	1,144	320
Series 2006-AR1 Class 5A1 (Ê) 5.595% due 07/25/36	1,717	1,166
Series 2006-AR1 Class A1 5.627% due 12/25/36	4,199	3,163
Series 2006-AR1 Class A7 5.511% due 08/25/36	3,106	927

114	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR2 Class 2A1 4.950% due 03/25/36	2,732	2,168
Series 2006-AR4 Class 1A1 (Ê) 5.866% due 04/25/36	2,336	1,773
Series 2006-AR4 Class 2A1 (Ê) 5.776% due 04/25/36	4,046	3,202
Series 2006-AR5 Class 2A1 (Ê) 5.539% due 04/25/36	481	358
Series 2006-AR6 Class 7A1 (Ê) 5.119% due 03/25/36	10,597	9,820
Series 2007-8 Class 1A16 6.000% due 07/25/37	846	590
Series 2007-10 Class 2A5 6.250% due 07/25/37	2,092	1,596
Series 2007-14 Class 1A1 6.000% due 10/25/37	5,082	4,056

		3,309,661

Municipal Bonds - 1.0%
Chicago Transit Authority Revenue Bonds 6.300% due 12/01/21	500	517
6.899% due 12/01/40	5,200	5,562
City of Chicago Illinois General Obligation Unlimited (µ) 5.000% due 12/01/24	17,715	18,239
City of Colorado Springs Colorado Revenue Bonds 5.000% due 11/15/33	200	202
County of Cook Illinois General Obligation Unlimited (µ) 5.000% due 11/15/26	15,000	15,345
Massachusetts Educational Financing Authority (Ê) Series 2008-1 Class A1 2.042% due 10/25/38	4,928	4,832
New Jersey Economic Development Authority Revenue Bonds 5.750% due 06/15/34	980	796
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	99
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	1,125	719
State of California General Obligation Unlimited 7.500% due 04/01/34	2,775	2,863
5.650% due 04/01/39 (Ê)	700	708
7.550% due 04/01/39	8,050	8,322
State of Louisiana Revenue Bonds (Ê) 2.776% due 05/01/43	4,200	4,176
State of Texas General Obligation Unlimited 4.750% due 04/01/35	700	672
Tobacco Settlement Authority of Iowa Revenue Bonds 6.500% due 06/01/23	405	299
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds 7.467% due 06/01/47	6,385	4,321

	Principal Amount ($) or Shares		Market Value $
Tobacco Settlement Financing Corp. Revenue Bonds 5.500% due 06/01/26		1,500	1,682
West Virginia Economic Development Authority Revenue Bonds (µ) 5.370% due 07/01/20		265	277

			69,631

Non-US Bonds - 1.1%
Brazil Notas do Tesouro Nacional Serie F Series NTNF 10.000% due 01/01/17	BRL	16,035	7,575
Bundesrepublik Deutschland Series 08 4.250% due 07/04/18	EUR	5,115	7,883
Byggingarsjodur Verkamanna Series 2 3.750% due 04/15/34	ISK	351,653	2,612
Series 3 3.750% due 06/15/44	ISK	683,810	4,947
Colombia Government International Bond 0.005% due 06/28/27	COL	826,000	417
Federative Republic of Brazil 12.500% due 01/05/22	BRL	2,500	1,511
GAZ CAPITAL SA 6.580% due 10/31/13	GBP	805	1,281
Hellas Telecommunications Luxembourg V (Ê) Series REGS 4.496% due 10/15/12	EUR	1,875	1,884
Impress Holdings BV (Ê) Series REGS 4.121% due 09/15/13	EUR	875	1,141
Keycorp (Ê) 1.444% due 11/22/10	EUR	7,060	8,864
Mexican Bonos Series M 10 8.000% due 12/17/15	MXN	23,355	1,812
8.500% due 11/18/38	MXN	50,485	3,638
Morgan Stanley (Ê) 1.600% due 03/01/13	EUR	2,100	2,719
New South Wales Treasury Corp. Series 17RG 5.500% due 03/01/17	AUD	2,285	1,833
Republic of Colombia 9.850% due 06/28/27	COP	7,498,000	3,787
Rhodia SA (Ê) Series REGS 3.746% due 10/15/13	EUR	1,500	1,833
Societe Financement de l’Economie Francaise (Þ) 3.375% due 05/05/14	FRA	9,700	9,813
United Kingdom Gilt 4.500% due 03/07/19	GBP	2,685	4,733
5.000% due 03/07/25	GBP	1,838	3,277

			71,560

Russell Strategic Bond Fund	115

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Government Agencies - 1.0%
Fannie Mae (Ñ) 5.250% due 08/01/12	2,290	2,424
5.000% due 02/13/17	12,000	13,169
5.000% due 05/11/17	6,500	7,094
Federal Home Loan Mortgage Corp. 1.625% due 04/26/11	1,300	1,311
3.000% due 07/28/14	8,310	8,388
5.300% due 12/01/15	8,300	9,199
Series 1 (Ê) 0.888% due 02/01/11	303	302
Federal National Mortgage Association 1.750% due 03/23/11	1,100	1,112
Zero coupon due 10/09/19	6,710	3,741
Freddie Mac 4.750% due 11/17/15	8,700	9,393
4.875% due 06/13/18	700	761
5.000% due 04/18/17	7,000	7,662
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	50	51
Small Business Administration Participation Certificates Series 1997-20D Class 1 7.500% due 04/01/17	1,207	1,320
Tennessee Valley Authority 5.500% due 07/18/17	3,000	3,297

		69,224

United States Government Treasuries - 5.4%
United States Treasury Principal Principal Only STRIP Zero coupon due 05/15/21	2,000	1,205
Zero coupon due 11/15/21 (Ñ)	21,842	12,820
Zero coupon due 11/15/26 (Ñ)	3,400	1,569
Zero coupon due 08/15/27 (Ñ)	4,100	1,826
Zero coupon due 11/15/27	12,175	5,352
United States Treasury Inflation Indexed Bonds 1.625% due 01/15/15 (Ñ)	14,334	14,281
2.000% due 01/15/16 (Ñ)	17,156	17,424
2.500% due 07/15/16 (Ñ)	6,353	6,669
2.625% due 07/15/17 (Ñ)	825	880
Zero coupon due 07/15/19	3,105	3,159
2.375% due 01/15/25	27,868	28,417
2.000% due 01/15/26 (Ñ)	4,633	4,494
1.750% due 01/15/28 (Ñ)	39,885	37,081
United States Treasury Notes 0.875% due 04/30/11	2,157	2,153
0.875% due 05/31/11	580	578
1.125% due 06/30/11 (Ñ)	2,060	2,062
1.000% due 07/31/11	96,700	96,458
2.625% due 06/30/14	1,500	1,508
3.250% due 06/30/16 (Ñ)	1,155	1,164
3.250% due 07/31/16	11,400	11,467
3.750% due 11/15/18	15,155	15,460

	Principal Amount ($) or Shares	Market Value $
3.125% due 05/15/19 (Ñ)	48,390	46,893
3.500% due 02/15/39 (Ñ)	32,055	27,703
4.250% due 05/15/39 (Ñ)	21,470	21,249

		361,872

Total Long-Term Investments (cost $7,222,563)		6,543,442

Common Stocks - 0.2%
Financial Services - 0.2%
Citigroup, Inc.	714,153	2,263
Emerging Market Local Currency Fund	2,022,538	11,164
UBS AG	4,690,000	1,044

Total Common Stocks (cost $14,605)		14,471

Preferred Stocks - 0.1%
Consumer Discretionary - 0.0%
Motors Liquidation Co.	420,000	1,259

Financial Services - 0.1%
DG Funding Trust (Å)	479	3,658
Federal Home Loan Mortgage Corp.	479,700	600
Federal National Mortgage Association (Ñ)	130,300	247
Federal National Mortgage Association (Æ)(ƒ)	136,775	260
Preferred Blocker, Inc. (Þ)	1,129	520

		5,285

Producer Durables - 0.0%
Nexen, Inc.	9,850	204

Total Preferred Stocks (cost $24,565)		6,748

Warrants & Rights - 0.0%
Materials and Processing - 0.0%
Solutia, Inc. (Þ)(Æ) 2009 Warrants	1,300	—

Total Warrants & Rights (cost $111)		—

	Notional Amount $
Options Purchased - 0.1%
(Number of Contracts)
Swaptions
(Fund Pays/Fund Receives)
USD 3.450%/USD Three Month LIBOR Aug 2009 0.00 Call (5)	80,300	3,129
USD 3.850%/USD Three Month LIBOR Aug 2009 0.00 Call (1)	23,000	1,077

Total Options Purchased (cost $855)		4,206

116	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 12.6%
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	140	143
American Honda Finance Corp. (Ê)(Þ) 1.006% due 02/09/10	1,600	1,595
ANZ National Int’l, Ltd./London (Ê)(Ñ)(Þ) 1.014% due 08/07/09	4,100	4,100
AT&T, Inc. (Ê) 1.116% due 02/05/10	200	200
Bank of America Corp. (Ê) 1.127% due 11/06/09	200	200
Bear Stearns Cos. LLC (The) (Ê) 0.843% due 08/21/09	5,100	5,102
Canadian Oil Sands, Ltd. (Þ) 4.800% due 08/10/09	1,331	1,330
Capmark Financial Group, Inc. (Ê) 3.114% due 05/10/10	2,870	976
CIT Group, Inc. (Ê)(Ñ) 0.974% due 08/17/09	7,000	5,460
Citigroup Global Markets Deutschland AG for OAO Gazprom 10.500% due 10/21/09	1,400	1,419
Citigroup, Inc. 0.631% due 12/28/09 (Ê)	2,300	2,287
4.125% due 02/22/10	720	723
Comerica Bank (Ê) Series BKNT 0.376% due 05/10/10	500	488
Continental Airlines, Inc. Series 99A2 7.056% due 09/15/09	3,150	3,119
Countrywide Home Loans, Inc. 4.125% due 09/15/09	840	842
COX Communications, Inc. 4.625% due 01/15/10	2,245	2,267
Credit Agricole SA/London (Ê)(Þ) 0.714% due 05/28/10	2,700	2,686
Daimler Finance NA LLC (Ê) 1.466% due 08/03/09	1,200	1,200
Delphi Corp., Delayed Draw 10.500% due 09/30/09	67	31
Delphi Corp., Second Lien Term Loan 10.500% due 09/30/09	658	302
Developers Diversified Realty Corp. 5.000% due 05/03/10	1,410	1,362
Discover Financial Services (Ê) Series WI 1.169% due 06/11/10	7,155	6,878
DnB NOR Bank ASA(Ê)(Þ) 0.580% due 10/13/09	9,500	9,459
Federal Home Loan Bank Discount Notes (ç)(ž) Zero coupon due 08/06/09	12,290	12,290
Zero coupon due 08/07/09	19,460	19,459
Zero coupon due 08/14/09	25,630	25,628
Zero coupon due 10/20/09	3,550	3,548

	Principal Amount ($) or Shares	Market Value $
Federal National Mortgage Association Discount Notes (ç)(ž) Zero coupon due 08/13/09	153,000	152,991
0.170% due 08/17/09	4,580	4,580
FedEx Corp. 5.500% due 08/15/09	665	666
Fifth Third Bank Series BKNT 4.200% due 02/23/10	2,755	2,777
Ford Credit Auto Owner Trust (Ê) Series 2008-A Class A2 0.888% due 07/15/10	1,099	1,099
Ford Motor Credit Co. LLC 7.375% due 10/28/09	2,200	2,196
5.700% due 01/15/10	200	197
7.875% due 06/15/10	200	197
Freddie Mac Discount Notes (ç)(ž) 0.010% due 08/18/09	8,220	8,219
0.170% due 09/01/09	3,235	3,235
General Mills, Inc. (Ê) 0.635% due 01/22/10	1,100	1,100
Ginnie Mae I
GMAC LLC 5.750% due 05/21/10	400	539
Goldman Sachs Group, Inc. (The) 0.934% due 11/16/09 (Ê)	800	800
4.500% due 06/15/10	1,650	1,698
Goodyear Tire & Rubber Co. (The) (Ê)(Ñ) 5.010% due 12/01/09	6,805	6,779
Hospira, Inc. (Ê) 1.078% due 03/30/10	1,840	1,831
HSBC Finance Corp. (Ê) 0.564% due 10/21/09	1,800	1,793
1.206% due 05/10/10	1,300	1,272
International Lease Finance Corp. 5.000% due 04/15/10	730	657
Invesco, Ltd. 4.500% due 12/15/09	3,987	4,005
K Hovnanian Enterprises, Inc. (Ñ) 6.000% due 01/15/10	1,550	1,519
KeyBank NA (Ê) Series BKNT 2.906% due 06/02/10	4,100	4,076
Korea Development Bank/Republic of Korea (Ê) 0.728% due 04/03/10	8,900	8,750
Lehman Brothers Holdings, Inc. (Ø)(Æ) 2.911% due 08/21/09	1,100	187
2.951% due 05/25/10	1,300	221
Series MTN Zero coupon due 11/16/09	5,900	1,003
Series MTNG 3.053% due 11/10/09	300	51
Lincoln National Corp. (Ê) 0.719% due 03/12/10	3,095	3,030
M&I Marshall & Ilsley Bank (Ê) 0.754% due 06/16/10	5,510	5,263

Russell Strategic Bond Fund	117

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mandalay Resort Group (Ñ) 9.375% due 02/15/10	7,550	7,191
Martin Marietta Materials, Inc. (Ê) 0.641% due 04/30/10	4,295	4,236
Masco Corp. (Ê) 0.939% due 03/12/10	5,167	5,043
Merrill Lynch & Co., Inc. 0.726% due 12/04/09 (Ê)	1,000	998
Series MTN (Ê) 0.996% due 08/14/09	1,100	1,100
Metropolitan Life Global Funding I (Ê)(Þ) 0.894% due 05/17/10	5,100	5,061
Morgan Stanley 3.006% due 05/14/10 (Ê)	4,400	4,435
Series MTN (Ñ)(Ê) 0.599% due 01/15/10	2,600	2,591
National Australia Bank, Ltd. (Ê)(Þ) 0.688% due 09/11/09	400	400
National City Bank Series BKN1 (Ê) 0.763% due 09/09/09	230	230
Series BKNT 4.150% due 08/01/09	514	514
0.704% due 06/18/10 (Ê)	2,830	2,812
National City Corp. (Ê) 0.794% due 06/16/10	460	457
National Rural Utilities Cooperative Finance Corp. 1.000% due 09/21/09	20,365	20,357
Power Contract Financing LLC (Þ) 6.256% due 02/01/10	579	572
Russell Investment Company Money Market Fund	402,936,000	402,936
Santander US Debt SA Unipersonal (Ê)(Þ) 0.697% due 11/20/09	2,800	2,787
Siemens Financieringsmaatschappij NV (Ê)(Þ) 0.956% due 08/14/09	2,000	2,000
SLM Corp. 0.664% due 07/26/10 (Ê)	1,250	1,102
Series MTNA 4.500% due 07/26/10	2,160	1,967
Small Business Administration Series 1999-P10 Class 1 7.540% due 08/10/09	112	112
Southern California Edison Co. (Ñ) 7.625% due 01/15/10	510	524
Sprint Nextel Corp. (Ê) 1.001% due 06/28/10	3,775	3,615
Time Warner, Inc. (Ê) 1.150% due 11/13/09	4,855	4,842
United States Treasury Bills 0.162% due 08/20/09 (ç)(ž)	1,535	1,535
0.172% due 08/20/09 (ç)(ž)	255	255
0.473% due 08/20/09 (ç)(ž)	190	190

	Principal Amount ($) or Shares	Market Value $
0.134% due 09/03/09 (ç)(ž)	7,155	7,154
0.391% due 09/03/09 (ç)(ž)	140	140
0.173% due 10/08/09 (ç)(ž)	55	55
0.177% due 10/08/09	350	350
0.168% due 10/15/09	661	661
0.255% due 01/14/10	43	43
0.255% due 01/28/10	56	56
Universal City Development Partners, Ltd. 11.750% due 04/01/10	1,625	1,617
Wachovia Corp. (Ê) 0.718% due 12/01/09	400	400
Walt Disney Co. (The) (Ê) Series MTNC 0.583% due 07/16/10	7,900	7,908
Wells Fargo & Co. (Ê) 0.729% due 09/15/09	400	400
Willis NA, Inc. 5.125% due 07/15/10	2,290	2,293
Xstrata Finance Dubai, Ltd. (Ê)(Þ) 0.804% due 11/13/09	1,175	1,164

Total Short-Term Investments (cost $841,808)		833,928

Repurchase Agreements - 0.1%
Agreement with JPMorgan Chase & Co. and the Bank of New York (Tri-Party) of $6,800 dated July 31, 2009, at 0.210% to be repurchased at $6,800 on August 3, 2009 collateralized by: $6,133 par various United States Treasury Obligations, valued at $6,914	6,800	6,800

Total Repurchase Agreements (cost $6,800)		6,800

Other Securities - 5.4%
Russell Investment Company Russell Money Market Fund (×)	188,625,449	188,625
State Street Securities Lending Quality Trust (×)	173,747,171	170,971

Total Other Securities (cost $362,373)		359,596

Total Investments - 116.9% (identified cost $8,473,679)		7,769,191

Other Assets and Liabilities, Net - (16.9%)		(1,120,409)

Net Assets - 100.0%		6,648,782

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

118	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures	111	EUR	27,488	09/09	848
Euribor Futures	79	EUR	19,568	03/10	645
Euro-Bobl Futures (Germany)	562	EUR	65,276	12/09	1,335
Eurodollar Futures (CME)	1,848	USD	458,761	09/09	2,657
Eurodollar Futures (CME)	318	USD	78,765	12/09	1,147
Eurodollar Futures (CME)	377	USD	93,023	03/10	132
Eurodollar Futures (CME)	457	USD	111,876	06/10	(171)
Eurodollar Futures (CME)	78	USD	19,089	09/10	6
Eurodollar Futures (CME)	696	USD	173,014	12/10	3,338
Eurodollar Futures (CME)	39	USD	9,537	03/11	(4)
Eurodollar Futures (CME)	39	USD	9,504	06/11	(3)
Three Month Short Sterling Interest Rate Futures (UK)	310	GBP	37,632	12/09	102
Three Month Short Sterling Interest Rate Futures (UK)	17	GBP	2,052	03/10	(19)
Three Month Short Sterling Interest Rate Futures (UK)	188	GBP	23,263	06/10	1,660
Three Month Short Sterling Interest Rate Futures (UK)	33	GBP	4,048	09/10	15
Three Month Short Sterling Interest Rate Futures (UK)	33	GBP	4,025	12/10	(2)
Three Month Short Sterling Interest Rate Futures (UK)	33	GBP	4,002	03/11	(16)
United States Treasury 2 Year Notes	1,132	USD	245,166	09/09	93
United States Treasury 5 Year Notes	2,644	USD	305,073	09/09	(1,386)
United States Treasury 10 Year Notes	2,565	USD	300,826	09/09	849
United States Treasury 10 Year Notes	135	USD	15,833	12/10	51
United States Treasury 30 Year Bond	1,539	USD	183,141	09/09	3,186

Short Position
Australian 3 Year Bond (Australia)	209	AUD	21,517	09/09	135
Euro-Bobl Futures (Germany)	126	EUR	14,635	09/09	(75)
Long Gilt Bond (UK)	95	GBP	11,155	09/09	(72)
Three Month Short Sterling Interest Rate Futures (UK)	294	GBP	36,379	12/09	(63)
United States Treasury 2 Year Notes	216	USD	46,781	09/09	(38)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					14,350

Options Written (Number of Contracts)	Notional Amount		Market Value $
Eurodollar Futures
Sep 2009 98.63 Put (32)	USD	80	(1)

Swaptions
(Fund Pays/Fund Receives) USD 2.950%/USD Three Month LIBOR Aug 2009 0.00 Call (1)		4,000	(6)
USD 3.750%/USD Three Month LIBOR Aug 2009 0.00 Put (2)		6,000	(22)
USD 4.400%/USD Three Month LIBOR Aug 2009 0.00 Put (2)		38,500	—
USD 3.750%/USD Three Month LIBOR Nov 2009 0.00 Put (4)		92,000	(757)

Total Liability for Options Written (premiums received $1,013)			(786)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	119

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	27	AUD	35	08/03/09	2
USD	758	AUD	937	08/25/09	24
USD	1,830	AUD	2,215	09/03/09	19
USD	1,961	AUD	2,364	09/16/09	10
USD	3,154	AUD	3,833	09/16/09	42
USD	3,402	AUD	4,215	09/16/09	112
USD	13,445	AUD	16,802	09/16/09	565
USD	740	BRL	1,400	08/03/09	11
USD	744	BRL	1,400	08/03/09	6
USD	148	BRL	318	08/04/09	22
USD	2,548	BRL	5,451	08/04/09	374
USD	2,861	BRL	5,768	10/02/09	196
USD	1,546	CAD	1,693	08/04/09	26
USD	2,058	CAD	2,286	09/16/09	65
USD	2,740	CAD	3,015	09/16/09	59
USD	3,738	CAD	4,279	09/16/09	235
USD	1,570	CAD	1,693	09/17/09	—
USD	3,436	CHF	3,678	09/16/09	7
USD	101	EUR	83	08/03/09	18
USD	1,983	EUR	1,410	08/03/09	27
USD	914	EUR	650	09/03/09	12
USD	221	EUR	158	09/04/09	4
USD	2,762	EUR	1,942	09/16/09	6
USD	4,684	EUR	3,291	09/16/09	7
USD	249	GBP	155	08/03/09	10
USD	100	GBP	62	09/16/09	3
USD	1,578	GBP	958	09/16/09	22
USD	1,712	GBP	1,047	09/16/09	37
USD	1,784	GBP	1,106	09/16/09	63
USD	1,821	GBP	1,089	09/16/09	(2)
USD	2,600	GBP	1,603	09/16/09	77
USD	2,761	GBP	1,674	09/16/09	35
USD	5,454	GBP	3,427	09/16/09	270
USD	512	JPY	49,306	08/04/09	9
USD	3,716	JPY	350,042	09/03/09	(16)
USD	515	JPY	49,306	09/09/09	7
USD	4	JPY	420	09/16/09	—
USD	3,466	JPY	332,043	09/16/09	44
USD	4,216	JPY	399,375	09/16/09	6
USD	6,555	JPY	631,378	09/16/09	120
USD	2,180	MXN	28,833	09/03/09	(6)
USD	1,371	NOK	8,719	09/16/09	50
USD	1,969	NOK	12,095	09/16/09	2
USD	2,341	NOK	14,579	09/16/09	35
USD	5,599	NOK	36,295	09/16/09	316
USD	1,023	NZD	1,650	09/16/09	66
USD	1,763	NZD	2,692	09/16/09	15
USD	2,502	NZD	3,886	09/16/09	64
USD	2,723	NZD	4,328	09/16/09	135
USD	1,497	SEK	11,112	09/16/09	43
USD	1,561	SEK	11,623	09/16/09	50
USD	1,891	SEK	14,057	09/16/09	57
USD	1,941	SEK	14,824	09/16/09	114

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
AUD	5,252	CHF	4,485	09/16/09	(259)
AUD	5,252	CHF	4,485	09/16/09	79
AUD	2,212	EUR	1,242	09/16/09	48
AUD	2,212	EUR	1,242	09/16/09	(123)
AUD	3,374	EUR	1,948	09/16/09	(88)
AUD	3,374	EUR	1,948	09/16/09	51
AUD	4,377	EUR	2,491	09/16/09	(175)
AUD	4,377	EUR	2,491	09/16/09	76
AUD	1,304	JPY	100,594	09/16/09	(65)
AUD	1,304	JPY	100,594	09/16/09	41
AUD	2,188	JPY	165,319	09/16/09	(110)
AUD	2,188	JPY	165,319	09/16/09	33
AUD	4,296	JPY	331,617	09/16/09	(213)
AUD	4,296	JPY	331,617	09/16/09	137
AUD	1,307	USD	1,028	09/16/09	(62)
AUD	2,964	USD	2,379	09/16/09	(92)
AUD	3,866	USD	3,153	09/16/09	(71)
AUD	3,866	USD	3,154	09/16/09	(69)
BRL	1,400	USD	626	08/03/09	(124)
BRL	1,400	USD	744	08/03/09	(6)
BRL	3,045	USD	1,568	08/04/09	(64)
BRL	5,768	USD	2,896	08/04/09	(196)
BRL	1,400	USD	732	09/29/09	(11)
CAD	2,996	CHF	2,847	09/16/09	(166)
CAD	2,996	CHF	2,847	09/16/09	50
CAD	1,656	EUR	1,049	09/16/09	(86)
CAD	1,656	EUR	1,049	09/16/09	44
CAD	3,020	EUR	1,965	09/16/09	16
CAD	3,020	EUR	1,965	09/16/09	(19)
CAD	1,693	USD	1,569	08/04/09	(2)
CAD	778	USD	687	09/16/09	(35)
CAD	1,847	USD	1,650	09/16/09	(65)
CAD	2,454	USD	2,108	09/16/09	(170)
CAD	4,293	USD	3,939	09/16/09	(47)
CHF	4,172	GBP	2,364	09/16/09	58
CHF	4,172	GBP	2,364	09/16/09	(16)
CHF	1,136	USD	1,042	09/16/09	(21)
CHF	2,497	USD	2,337	09/16/09	(1)
CHF	3,598	USD	3,361	09/16/09	(7)
CHF	3,747	USD	3,430	09/16/09	(77)
CHF	3,759	USD	3,430	09/16/09	(89)
EUR	2,483	CAD	4,017	09/16/09	234
EUR	2,483	CAD	4,017	09/16/09	(44)
EUR	1,282	JPY	172,798	09/16/09	(39)
EUR	1,282	JPY	172,798	09/16/09	38
EUR	371	USD	520	08/03/09	(9)
EUR	1,410	USD	1,983	08/03/09	(27)
EUR	4,500	USD	6,306	09/03/09	(108)
EUR	1,147	USD	1,620	09/04/09	(15)
EUR	3,089	USD	4,361	09/04/09	(41)
EUR	7,450	USD	10,594	09/04/09	(25)
EUR	386	USD	540	09/16/09	(11)
EUR	6,996	USD	9,696	09/16/09	(276)

See accompanying notes which are an integral part of the financial statements.

120	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
GBP	1,665	EUR	1,956	09/16/09	(45)
GBP	1,665	EUR	1,956	09/16/09	51
GBP	1,092	JPY	172,598	09/16/09	(38)
GBP	1,092	JPY	172,598	09/16/09	38
GBP	1,251	NZD	3,188	09/16/09	(67)
GBP	1,251	NZD	3,188	09/16/09	83
GBP	43	USD	71	08/06/09	(1)
GBP	4,130	USD	6,823	08/06/09	(76)
GBP	2,510	USD	4,167	08/07/09	(26)
GBP	3,500	USD	5,749	09/03/09	(98)
GBP	336	USD	549	09/16/09	(11)
GBP	1,062	USD	1,730	09/16/09	(44)
GBP	1,894	USD	3,100	09/16/09	(63)
GBP	2,175	USD	3,513	09/16/09	(120)
JPY	159,721	AUD	2,085	09/16/09	77
JPY	159,721	AUD	2,085	09/16/09	(27)
JPY	503,607	CHF	5,529	09/16/09	(193)
JPY	503,607	CHF	5,529	09/16/09	44
JPY	374,321	EUR	2,761	09/16/09	11
JPY	374,321	EUR	2,761	09/16/09	(33)
JPY	374,756	EUR	2,761	09/16/09	11
JPY	374,756	EUR	2,761	09/16/09	(37)
JPY	180,586	GBP	1,141	09/16/09	31
JPY	180,586	GBP	1,141	09/16/09	(34)
JPY	374,646	GBP	2,392	09/16/09	65
JPY	374,646	GBP	2,392	09/16/09	(31)
JPY	49,306	USD	515	08/04/09	(7)
JPY	66,632	USD	691	09/16/09	(14)
JPY	195,983	USD	2,012	09/16/09	(60)
JPY	314,779	USD	3,309	09/16/09	(19)
JPY	374,357	USD	3,939	09/16/09	(19)
JPY	1,199,612	USD	12,246	09/16/09	(436)
NOK	8,904	SEK	10,938	09/16/09	(67)
NOK	8,904	SEK	10,938	09/16/09	132
NOK	17,613	SEK	21,721	09/16/09	(99)
NOK	17,613	SEK	21,721	09/16/09	242
NZD	2,198	EUR	992	09/16/09	40
NZD	2,198	EUR	992	09/16/09	(76)
NZD	3,246	EUR	1,469	09/16/09	(70)
NZD	3,246	EUR	1,469	09/16/09	23
NZD	2,129	USD	1,361	09/16/09	(45)
SEK	12,466	USD	1,586	09/16/09	(141)
SEK	12,789	USD	1,669	09/16/09	(102)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					5

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	121

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	BRL	1,400	11.465%	Brazil Interbank Deposit Rate	01/04/10	4
Bank of America	GBP	7,000	5.000%	Six Month LIBOR	03/18/14	723
Bank of America	USD	8,800	Three Month LIBOR	3.500%	12/16/19	307
Bank of America	USD	13,300	Three Month LIBOR	3.750%	12/16/24	607
Barclays Bank PLC	BRL	5,600	11.360%	Brazil Interbank Deposit Rate	01/04/10	7
Barclays Bank PLC	KRW	5,785,000	2.830%	Korean Interbank Offer Rate	01/28/11	(30)
Barclays Bank PLC	KRW	5,100,000	3.900%	Korean Interbank Offer Rate	06/15/11	33
Barclays Bank PLC	KRW	15,360,000	3.720%	Korean Interbank Offer Rate	06/22/11	56
Barclays Bank PLC	GBP	800	5.000%	Six Month LIBOR	09/17/13	82
BNP Paribas	USD	14,800	Three Month LIBOR	3.750%	12/16/24	676
Citibank	BRL	3,900	Brazil Interbank Deposit Rate	12.540%	01/02/12	75
Citibank	USD	4,320	4.987%	Three Month LIBOR	05/02/12	354
Citibank	GBP	200	5.000%	Six Month LIBOR	03/18/14	21
Credit Suisse	USD	18,400	3.600%	Three Month LIBOR	07/07/11	764
Credit Suisse First Boston	USD	9,000	3.500%	Three Month LIBOR	06/24/16	84
Deutsche Bank	AUD	7,700	4.500%	Three Month LIBOR	06/15/11	(40)
Deutsche Bank	KRW	6,577,024	3.620%	Korean Interbank Offer Rate	07/06/11	9
Deutsche Bank	AUD	1,900	6.000%	Six Month BBSW	09/15/12	(3)
Deutsche Bank	USD	39,800	2.250%	Three Month LIBOR	12/17/12	(283)
Deutsche Bank	GBP	1,800	5.000%	Six Month LIBOR	03/18/14	186
Deutsche Bank	GBP	12,410	3.500%	Six Month LIBOR	12/16/14	(405)
Deutsche Bank	JPY	318,000	Six Month LIBOR	1.000%	12/16/14	(1)
Deutsche Bank	JPY	791,000	Six Month LIBOR	1.000%	12/16/14	(2)
Deutsche Bank	USD	3,600	3.250%	Three Month LIBOR	12/16/16	(79)
Deutsche Bank	USD	11,100	3.250%	Three Month LIBOR	12/16/16	(245)
Deutsche Bank	USD	5,500	Three Month LIBOR	3.750%	12/16/24	251
Goldman	KRW	10,988,604	3.626%	Three Month LIBOR	07/07/11	16
Goldman Sachs	KRW	5,226,345	3.660%	Korean Interbank Offer Rate	07/08/11	10
Goldman Sachs	GBP	20,000	5.000%	Six Month LIBOR	03/18/12	1,968
Goldman Sachs	GBP	100	5.000%	Six Month LIBOR	09/17/13	10
Goldman Sachs	USD	1,018	Three Month LIBOR	4.524%	11/15/21	(47)
HSBC	KRW	5,951,000	2.820%	Korean Interbank Offer Rate	01/28/11	(32)
HSBC	KRW	15,700,000	3.693%	Korean Interbank Offer Rate	06/26/11	47
JP Morgan	GBP	5,600	4.500%	Six Month LIBOR	09/20/09	34
JP Morgan	BRL	1,200	12.948%	Brazil Interbank Deposit Rate	01/04/10	25
JP Morgan	BRL	3,700	11.430%	Brazil Interbank Deposit Rate	01/04/10	8
JP Morgan	BRL	3,800	12.410%	Brazil Interbank Deposit Rate	01/04/10	39
JP Morgan	BRL	300	14.765%	Brazil Interbank Deposit Rate	01/02/12	13
JP Morgan	BRL	1,400	10.575%	Brazil Interbank Deposit Rate	01/02/12	(7)
JP Morgan	BRL	3,800	12.540%	Brazil Interbank Deposit Rate	01/02/12	73
JP Morgan	JPY	2,568,000	Six Month LIBOR	1.000%	12/16/14	(5)
JP Morgan	USD	23,500	3.250%	Three Month LIBOR	12/16/16	(519)
JP Morgan	USD	8,100	Three Month LIBOR	3.750%	12/16/24	370
Merrill Lynch	KRW	3,100,000	3.870%	Korean Interbank Offer Rate	06/12/11	19
Merrill Lynch	USD	6,400	3.000%	Three Month LIBOR	12/16/11	133
Merrill Lynch	USD	1,032	Three Month LIBOR	4.420%	11/15/21	(34)
Merrill Lynch	USD	9,500	5.628%	Three Month LIBOR	06/16/36	2,294
Morgan Stanley	GBP	8,800	3.500%	Six Month LIBOR	12/16/14	(287)
Morgan Stanley	USD	6,658	Three Month LIBOR	4.633%	11/15/21	(398)
Royal Bank of Canada	USD	383,600	3.000%	Three Month LIBOR	12/16/10	6,754
Royal Bank of Canada	GBP	1,530	3.500%	Six Month LIBOR	12/16/14	(49)
Royal Bank of Scotland	GBP	800	6.000%	Six Month LIBOR	12/19/09	24
Royal Bank of Scotland	BRL	3,800	12.670%	Brazil Interbank Deposit Rate	01/04/10	38
Royal Bank of Scotland	AUD	500	4.500%	Three Month BBSW	06/15/11	(3)

See accompanying notes which are an integral part of the financial statements.

122	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Royal Bank of Scotland	GBP	600	5.100%	Six Month LIBOR	09/15/13	66
Royal Bank of Scotland	GBP	8,200	5.000%	Three Month LIBOR	03/18/14	847
UBS	EUR	900	Consumer Price Index (France)	2.090%	10/15/10	55
UBS	AUD	33,500	4.500%	Three Month BBSW	06/15/11	(173)
UBS	USD	600	4.000%	Three Month LIBOR	06/17/11	29
UBS	USD	2,700	4.000%	Three Month LIBOR	06/17/11	131
UBS	GBP	3,830	3.500%	Six Month LIBOR	12/16/14	(125)
UBS	USD	9,000	3.500%	Three Month LIBOR	06/24/16	84
UBS	USD	3,338	Three Month LIBOR	4.540%	11/15/21	(159)
UBS	USD	13,000	Three Month LIBOR	4.000%	12/17/29	380

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $4,597						14,780

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	123

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

American International Group	Deutsche Bank	1.628	USD	10,300	1.630%	06/20/13	(3,738)
Arrow Electronics, Inc.	Citigroupglobal Markets, Inc.	0.066	USD	1,730	(0.820%)	03/20/14	(12)
Berkshire Hathaway	Deutsche Bank	0.170	USD	17,100	(1.000%)	03/20/13	(405)
Centex Corporation	JP Morgan	0.111	USD	4,275	(4.400%)	12/20/13	(575)
Darden Rest, Inc.	Citigroupglobal Markets, Inc.	0.109	USD	275	(2.730%)	03/20/14	(19)
Darden Restaurants, Inc.	Deutsche Bank	0.109	USD	4,775	(2.250%)	03/20/14	(239)
Federative Republic of Brazil	UBS	0.120	USD	4,000	1.190%	08/20/13	(1)
Ford Motor Credit Co.	Barclays Bank PLC	0.676	USD	700	5.650%	09/20/12	(21)
Ford Motor Credit Co.	Goldman Sachs	0.676	USD	400	3.850%	09/20/12	(31)
Ford Motor Credit Co.	Merrill Lynch	1.047	USD	3,600	5.000%	12/20/09	(76)
Gaz Capital for Gazprom	Barclays Bank PLC	0.405	USD	1,100	1.600%	12/20/12	(82)
Gaz Capital for Gazprom	Morgan Stanley	0.405	USD	1,500	2.480%	02/20/13	(75)
Gaz Capital for Gazprom	UBS	0.190	USD	1,000	1.050%	08/20/09	—
Gaz Capital for Gazprom	UBS	0.405	USD	4,000	2.260%	08/20/13	(254)
GE Capital Corporation	Banque National De Paris	0.222	USD	1,700	1.100%	12/20/09	(7)
GE Capital Corporation	Citibank	0.222	USD	700	1.050%	03/20/10	(5)
GE Capital Corporation	Citibank	0.222	USD	600	1.100%	03/20/10	(4)
GE Capital Corporation	Citibank	0.222	USD	200	1.150%	03/20/10	(1)
GE Capital Corporation	Citibank	0.262	USD	600	4.800%	12/20/13	51
GE Capital Corporation	Citibank	0.222	USD	5,500	5.000%	06/20/10	136
GE Capital Corporation	Citibank	0.222	USD	400	5.000%	06/20/10	10
GE Capital Corporation	Credit Suisse First Boston	0.243	USD	2,535	6.550%	12/20/10	143
GE Capital Corporation	Deutsche Bank	0.222	USD	500	5.000%	12/20/09	6
GE Capital Corporation	Goldman Sachs	0.222	USD	200	0.830%	12/20/09	(1)
GE Capital Corporation	Merrill Lynch	0.222	USD	1,000	1.080%	12/20/09	(4)
GE Capital Corporation	Royal Bank of Scotland	0.221	USD	400	1.100%	09/20/09	(1)
General Motors Acceptance Corp.	Merrill Lynch	0.864	USD	1,400	1.850%	09/20/09	(14)
Hewelett-Packard Co.	Citigroupglobal Markets, Inc.	0.031	USD	1,730	(0.720%)	03/20/14	(32)
Home Depot	Citigroupglobal Markets, Inc.	0.065	USD	4,695	(2.670%)	03/20/14	(415)
Kohl’s	Deutsche Bank	0.084	USD	1,505	(1.000%)	12/20/14	(12)
Kohl’s	Morgan Stanley	0.084	USD	1,500	(1.000%)	12/20/14	(12)
Lowes	Citigroupglobal Markets, Inc.	0.050	USD	4,900	(1.200%)	03/20/14	(152)
Metlife, Inc.	Deutsche Bank	0.329	USD	8,500	2.050%	03/20/13	(340)
Metlife, Inc.	UBS	0.329	USD	8,500	2.050%	03/20/13	(340)
Mexico Government International Bond	JP Morgan	0.172	USD	2,600	0.920%	03/20/16	(119)
Nordstrom, Inc.	Deutsche Bank	0.161	USD	2,475	(2.100%)	03/20/14	(51)
Prudential	Deutsche Bank	0.327	USD	8,500	2.300%	03/20/13	(267)
Prudential	UBS	0.327	USD	8,500	2.300%	03/20/13	(267)
Pulte Homes, Inc.	JP Morgan	0.186	USD	9,000	(2.550%)	12/20/13	(249)
Republic of Indonesia	UBS	0.126	USD	300	1.300%	09/20/10	—
Republic of Korea	JP Morgan	0.080	USD	1,000	3.800%	12/20/09	11
Republic of Panama	JP Morgan	0.178	USD	300	1.250%	01/20/17	(10)
SLM Corporation	Deutsche Bank	1.098	USD	10,000	5.000%	12/20/13	(1,731)
Target Corp	Credit Suisse First Boston	0.065	USD	1,500	(1.000%)	12/20/14	(27)
Target Corp	Deutsche Bank	0.065	USD	1,505	(1.000%)	12/20/14	(27)
Wachovia Corporation	Royal Bank of Scotland	0.090	USD	300	3.020%	03/20/13	22

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - ($2,859)							(9,237)

See accompanying notes which are an integral part of the financial statements.

124	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	16,900	0.760%	01/25/38	(11,188)
ABX - HE Index for Sub-Prime Home Equity Sector	Citibank	USD	7,843	0.170%	05/25/46	(7,252)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	16,500	0.090%	08/25/37	(11,146)
CMBX AJ Index	Bank of America	USD	1,230	(0.840%)	10/12/52	338
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%)	10/12/52	1,784
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%)	10/12/52	1,784
CMBX AJ Index	Credit Suisse First Boston	USD	3,690	(0.840%)	10/12/52	1,013
CMBX AJ Index	Credit Suisse First Boston	USD	12,595	(0.840%)	10/12/52	3,456
Dow Jones CDX Index	Chase Securities Inc.	USD	2,000	1.120%	12/20/12	23
Dow Jones CDX Index	Citibank	USD	4,911	0.355%	06/20/12	(141)
Dow Jones CDX Index	Citibank	USD	4,815	0.360%	06/20/12	(138)
Dow Jones CDX Index	Citibank	USD	1,059	0.401%	06/20/12	(29)
Dow Jones CDX Index	Deutsche Bank	USD	56,000	(1.500%)	12/20/13	(48)
Dow Jones CDX Index	Deutsche Bank	USD	24,000	(1.500%)	12/20/13	(20)
Dow Jones CDX Index	Deutsche Bank	USD	1,361	0.530%	06/20/13	(4)
Dow Jones CDX Index	Deutsche Bank	USD	9,237	0.708%	12/20/12	113
Dow Jones CDX Index	Goldman Sachs	USD	1,750	0.463%	06/20/13	(6)
Dow Jones CDX Index	Goldman Sachs	USD	583	0.548%	12/20/17	(24)
Dow Jones CDX Index	Goldman Sachs	USD	7,600	1.120%	12/20/12	88
Dow Jones CDX Index	JP Morgan	USD	25,000	(1.500%)	12/20/13	(21)
Dow Jones CDX Index	JP Morgan	USD	1,458	0.553%	12/20/17	(60)
Dow Jones CDX Index	Merrill Lynch	USD	19,254	1.580%	12/20/12	(371)
Dow Jones CDX Index	Merrill Lynch	USD	19,254	1.640%	12/20/12	(1,634)

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($12,781)						(23,483)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($15,640)						(32,720)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	125

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$656,476,722	$4,830,663	$661,307,385	10.0
Corporate Bonds and Notes	—	1,435,549,392	—	1,435,549,392	21.6
International Debt	—	500,289,942	2,563,846	502,853,788	7.6
Loan Agreements	—	53,279,725	8,504,543	61,784,268	0.9
Mortgage-Backed Securities	—	3,309,575,500	85,530	3,309,661,030	49.8
Municipal Bonds	—	69,630,748	—	69,630,748	1.1
Non-US Bonds	—	71,560,326	—	71,560,326	1.0
United States Government Agencies	—	69,224,169	—	69,224,169	1.1
United States Government Treasuries	—	361,872,391	—	361,872,391	5.4
Common Stocks	2,263,865	—	12,208,352	14,472,217	0.2
Preferred Stocks	6,749,687	—	—	6,749,687	0.1
Warrants & Rights	—	—	—	—	—	*
Options Purchased	—	4,206,045		4,206,045	0.1
Short Term Investments	402,936,000	430,987,499	—	833,923,499	12.5
Repurchase Agreement	—	6,800,000	—	6,800,000	0.1
Other Securities	188,625,449	170,971,037	—	359,596,486	5.4

Total Investments	600,575,001	7,140,423,496	28,192,934	7,769,191,431	116.9

Other Assets and Liabilities, Net					(16.9)

					100.0

Futures Contracts	14,350,041	—	—	14,350,041
Options Written	—	(785,541)	—	(785,541)
Foreign Currency Exchange Contracts	30,460	(25,130)	—	5,330
Interest Rate Swap Contracts	—	9,921,258	261,784	10,183,042
Credit Default Swaps	—	(17,080,214)	—	(17,080,214)

Total Other Financial Instruments**	14,380,501	(7,969,627)	261,784	6,672,658

Total	$614,955,502	$7,132,453,869	$28,454,718	$7,775,864,089

*	Less than .05% of net assets
**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending July 31, 2009 were as follows:

Russell Short Duration Bond Fund

Balance as of 11/01/08	$109,916,132
Accrued discounts/(premiums)	1,043,138
Realized gain/(loss)	(13,208,801)
Net change in unrealized appreciation/(depreciation) from investments still held as of 07/31/09	4,710,381
Net purchases (sales)	(52,325,665)
Net transfers in and/or out of Level 3	(21,680,467)

Balance as of 07/31/09	$28,454,718

See accompanying notes which are an integral part of the financial statements.

126	Russell Strategic Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 105.4%
Asset-Backed Securities - 5.2%
Aames Mortgage Investment Trust (Ê)(Þ) Series 2005-3 Class A1 0.435% due 08/25/35	221	209
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.585% due 07/25/34	136	58
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 1.785% due 12/25/33	97	77
Series 2005-SD3 Class A 0.685% due 08/25/45	255	207
Series 2006-HE4 Class A2A 0.345% due 10/25/36	159	98
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.760% due 01/25/34	348	176
Air 2 US (Þ) 8.027% due 10/01/19	650	457
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 4.035% due 02/25/33	155	51
Series 2004-R10 Class A5 0.675% due 11/25/34	2	2
Asset Backed Funding Certificates (Ê) Series 2006-HE1 Class A2A 0.345% due 01/25/37	174	157
Series 2006-OPT Class A3A 0.345% due 10/25/36	16	16
Asset Backed Securities Corp. Home Equity (Ê) Series 2006-HE2 Class A1A 0.535% due 03/25/36	1,346	57
BA Credit Card Trust (Ê) Series 2007-A12 Class A12 0.488% due 01/15/13	8,200	8,104
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	410	212
Bear Stearns Asset Backed Securities Trust (Ê) Series 2003-1 Class A1 0.785% due 11/25/42	126	100
Series 2003-SD1 Class A 0.735% due 12/25/33	107	84
Series 2005-2 Class A3 0.685% due 04/25/35	15	14
Series 2006-SD2 Class A2 0.485% due 06/25/36	269	250
Series 2007-HE5 Class 1A1 0.375% due 06/25/47	43	33
Series 2007-HE6 Class 1A1 1.535% due 06/25/37	744	484
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 0.385% due 05/25/37	163	114

	Principal Amount ($) or Shares	Market Value $
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	181	176
Business Loan Express (Ê)(Þ) Series 2003-2A Class A 1.085% due 01/25/32	250	106
Carrington Mortgage Loan Trust (Ê) Series 2005-NC5 Class A2 0.605% due 10/25/35	176	153
Series 2006-NC3 Class A3 0.435% due 08/25/36	2,105	839
Centex Home Equity (Ê) Series 2006-A Class AV4 0.535% due 06/25/36	1,700	672
Chase Issuance Trust (Ê) Series 2008-A7 Class A7 0.938% due 11/15/11	4,420	4,423
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-SHL Class A1 (Þ) 0.485% due 11/25/45	860	506
Series 2007-AMC Class A2A 0.395% due 03/25/37	278	196
0.345% due 05/25/37	923	763
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A (Ê) 0.765% due 12/25/31	78	34
Series 2004-AB2 Class M3 (Ê) 0.885% due 05/25/36	310	12
Series 2004-BC1 Class M1 (Ê) 0.785% due 02/25/34	209	136
Series 2005-17 Class 1AF3 5.711% due 05/25/36	2,250	834
Series 2006-3 Class 3A1 (Ê) 0.405% due 06/25/36	253	166
Series 2006-6 Class 2A2 (Ê) 0.465% due 09/25/36	473	346
Series 2006-11 Class 1AF4 6.300% due 09/25/46	505	174
Series 2006-BC1 Class 1A (Ê) 0.485% due 04/25/36	966	668
Series 2006-BC4 Class 2A2 (Ê) 0.445% due 07/25/36	2,220	1,063
Series 2007-7 Class 2A1 (Ê) 0.365% due 10/25/37	120	107
Countrywide Home Equity Loan Trust (Ê) Series 2005-A Class 2A 0.528% due 04/15/35	193	51
Series 2005-G Class 2A 0.518% due 12/15/35	967	218
Series 2006-E Class 2A 0.428% due 07/15/36	720	217
Series 2007-GW Class A 0.838% due 08/15/37	1,211	594
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.581% due 10/25/34	550	411

Russell Investment Grade Bond Fund	127

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-CB5 Class AV2 (Ê) 0.545% due 08/25/35	168	134
Series 2007-RP1 Class A (Ê)(Þ) 0.595% due 05/25/46	1,143	566
CVS Pass-Through Trust (Þ) 5.789% due 01/10/26	255	218
Daimler Chrysler Auto Trust (Ê) Series 2008-B Class A2B 1.232% due 07/08/11	523	524
Series 2008-B Class A3B 1.782% due 09/10/12	400	399
Delta Air Lines, Inc. Series 071A 6.821% due 08/10/22	1,479	1,257
Ellington Loan Acquisition Trust (Ê)(Þ) Series 2007-1 Class A2A1 1.285% due 05/26/37	724	538
Series 2007-1 Class A2C 1.535% due 05/29/37	1,000	317
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2004-FFH Class 2A1 0.665% due 10/25/34	12	12
Series 2007-FF1 Class A2C 0.425% due 01/25/38	1,500	439
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 0.325% due 08/25/36	45	31
GMAC Mortgage Corp. Loan Trust (Ê) Series 2006-HE4 Class A1 0.465% due 12/25/36	457	165
GSAA Trust Series 2006-2 Class 2A3 (Ê) 0.555% due 12/25/35	570	129
Series 2006-4 Class 1A2 5.993% due 03/25/36	461	62
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.260% due 08/25/33	105	58
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 0.579% due 01/20/34	443	357
Series 2006-2 Class A1 0.439% due 03/20/36	1,277	1,062
Series 2006-4 Class A3V 0.439% due 03/20/36	1,900	1,311
Series 2007-1 Class AS 0.489% due 03/20/36	2,127	1,125
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.335% due 12/25/36	75	45
JPMorgan Mortgage Acquisition Corp. (Ê) Series 2006-WMC Class A2 0.335% due 08/25/36	28	27
Series 2007-CH1 Class AV4 0.415% due 11/25/36	2,575	1,385

	Principal Amount ($) or Shares	Market Value $
Series 2007-CH3 Class A2 0.365% due 03/25/37	323	254
Lehman XS Trust (Ê) Series 2005-1 Class 2A1 1.814% due 07/25/35	440	241
Series 2005-1 Class 2A2 1.785% due 07/25/35	115	63
Series 2006-16N Class A1A 0.365% due 11/25/46	239	203
Series 2006-17 Class WF11 0.405% due 11/25/36	76	74
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.565% due 10/25/34	34	22
Series 2006-9 Class 2A1 0.345% due 10/25/36	287	274
Mastr Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.760% due 08/25/33	84	25
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M3 3.435% due 09/25/33	49	5
Series 2006-HE7 Class A2A 0.335% due 09/25/36	277	266
Series 2007-HE2 Class A2B 0.375% due 01/25/37	2,800	796
Series 2007-HE6 Class A1 0.345% due 05/25/37	133	86
Series 2007-NC3 Class A2A 0.345% due 05/25/37	86	70
Morgan Stanley Mortgage Loan Trust (Ê) Series 2006-12X Class A1 0.405% due 10/25/36	104	94
MSDWCC Heloc Trust (Ê) Series 2005-1 Class A 0.475% due 07/25/17	71	30
Nationstar Home Equity Loan Trust (Ê) Series 2007-B Class 2AV1 0.405% due 04/25/37	292	266
Nelnet Student Loan Trust (Ê) Series 2008-4 Class A4 1.984% due 04/25/24	490	483
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.815% due 02/25/35	370	249
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.835% due 04/25/33	70	7
Series 2003-3 Class M3 3.285% due 06/25/33	107	18
Series 2003-4 Class M2 2.760% due 07/25/33	102	30
Series 2006-3 Class 2A2 0.385% due 02/25/37	2,160	1,239
Series 2007-4 Class 2A1 0.375% due 04/25/37	1,126	1,031

128	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-6 Class 2A1 0.345% due 06/25/37	346	305
Option One Mortgage Securities Corp. NIM Trust (Ê)(Þ) Series 2006-1A 0.385% due 12/25/10	884	530
Origen Manufactured Housing Series 2005-B Class A4 5.910% due 01/15/37	100	73
Series 2006-A Class A1 (Ê) 0.438% due 11/15/18	280	255
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-6 Class A2C 0.445% due 09/25/37	2,390	761
Park Place Securities, Inc. (Ê) Series 2005-WCW Class M1 0.735% due 09/25/35	370	131
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	311	272
RAAC Series (Ê)(Þ) Series 2006-RP2 Class A 0.535% due 02/25/37	495	230
Renaissance Home Equity Loan Trust Series 2003-3 Class A (Ê) 0.785% due 12/25/33	341	241
Series 2005-1 Class M1 5.357% due 05/25/35	172	62
Series 2005-2 Class AF4 4.934% due 08/25/35	585	383
Series 2006-1 Class AF6 5.746% due 05/25/36	301	184
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	241	156
Series 2003-RS2 Class AII (Ê) 0.965% due 03/25/33	99	49
Series 2003-RS3 Class AII (Ê) 1.005% due 04/25/33	64	37
Residential Asset Securities Corp. Series 2001-KS1 Class AI6 6.349% due 03/25/32	356	182
Series 2001-KS1 Class AII (Ê) 0.755% due 03/25/32	52	40
Series 2001-KS3 Class AII (Ê) 0.745% due 09/25/31	44	27
Series 2003-KS2 Class MI1 4.800% due 04/25/33	305	127
Series 2003-KS2 Class MI3 6.100% due 04/25/33	115	14
Series 2003-KS4 Class AIIB (Ê) 0.865% due 06/25/33	158	68
SACO I, Inc. (Ê) Series 2005-WM3 Class A1 0.805% due 09/25/35	59	18

	Principal Amount ($) or Shares	Market Value $
Series 2006-1 Class A 0.455% due 09/25/35	15	2
Saxon Asset Securities Trust (Ê) Series 2004-1 Class A 0.825% due 03/25/35	57	34
Sierra Receivables Funding Co. (Ê)(Þ) Series 2006-1A Class A2 0.439% due 05/20/18	142	120
SLM Student Loan Trust (Ê) Series 2008-2 Class A1 0.804% due 01/26/15	140	139
Series 2008-6 Class A1 0.904% due 10/27/14	1,137	1,131
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	41	42
Small Business Administration Pools(Ê) 3.080% due 09/25/18	156	160
Soundview Home Equity Loan Trust Series 2006-WF1 Class A2 5.645% due 10/25/36	895	687
Series 2006-WF2 Class A2C (Ê) 0.425% due 12/25/36	2,550	1,499
Specialty Underwriting & Residential Finance (Ê) Series 2003-BC1 Class A 0.965% due 01/25/34	25	8
Structured Asset Investment Loan Trust (Ê) Series 2005-3 Class M2 0.725% due 04/25/35	500	92
Structured Asset Securities Corp. Series 2002-AL1 Class A3 3.450% due 02/25/32	369	280
Series 2002-HF1 Class A (Ê) 0.575% due 01/25/33	13	9
Series 2006-BC3 Class A2 (Ê) 0.335% due 10/25/36	155	144
Series 2007-BC3 Class 2A2 (Ê) 0.425% due 05/25/47	2,300	967
Truman Capital Mortgage Loan Trust (Ê)(Þ) Series 2006-1 Class A 0.545% due 03/25/36	954	639
Wachovia Asset Securitization, Inc. (Ê) Series 2003-HE3 Class A 0.535% due 11/25/33	120	61
Wells Fargo Home Equity Trust (Ê) Series 2007-1 Class A1 0.385% due 03/25/37	130	124

		50,095

Corporate Bonds and Notes - 22.5%
Alcoa, Inc. (Ñ) 6.000% due 07/15/13	500	497
Allstate Life Global Funding Trusts 5.375% due 04/30/13	400	419

Russell Investment Grade Bond Fund	129

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Altria Group, Inc. 9.700% due 11/10/18	425	517
9.950% due 11/10/38	760	968
10.200% due 02/06/39	660	859
American Airlines Pass Through Trust 2009-1A 10.375% due 07/02/19	1,000	1,007
American Express Co. 7.000% due 03/19/18	200	205
8.125% due 05/20/19	620	685
8.150% due 03/19/38	385	434
6.800% due 09/01/66	170	124
American Express Credit Corp. 5.875% due 05/02/13	1,900	1,955
Series MTNB (Ê) 0.454% due 10/04/10	1,300	1,252
American General Finance Corp. 1.134% due 08/17/11 (Ê)	2,000	1,246
6.900% due 12/15/17	130	75
American International Group, Inc. 4.700% due 10/01/10 (Ñ)	60	51
5.050% due 10/01/15	200	103
5.850% due 01/16/18	80	42
6.250% due 03/15/37	1,800	378
8.250% due 08/15/18	1,760	1,040
Anadarko Petroleum Corp. 5.950% due 09/15/16	655	681
6.450% due 09/15/36	290	291
Analog Devices, Inc. 5.000% due 07/01/14	505	516
Anheuser-Busch InBev Worldwide, Inc. (Þ) 7.750% due 01/15/19	1,575	1,840
Apache Corp. 6.000% due 09/15/13 (Ñ)	460	504
6.000% due 01/15/37	200	220
Appalachian Power Co. Series O 5.650% due 08/15/12	175	184
ASIF Global Financing XIX (Þ) 4.900% due 01/17/13	50	45
AT&T, Inc. 5.100% due 09/15/14	240	257
6.800% due 05/15/36	295	332
6.550% due 02/15/39	490	544
BAC Capital Trust XIV (ƒ) 5.630% due 12/31/49	20	12
BAC Capital Trust XV (Ê) 1.468% due 06/01/56	1,300	650
BAE Systems Holdings, Inc. (Þ) 4.950% due 06/01/14	585	602
Baker Hughes, Inc. 7.500% due 11/15/18	630	743
Bank of America Corp. 4.375% due 12/01/10 (Ñ)	1,350	1,376
6.500% due 08/01/16	920	936
5.420% due 03/15/17	20	18
6.000% due 09/01/17	1,000	976

	Principal Amount ($) or Shares	Market Value $
5.750% due 12/01/17	1,180	1,133
8.125% due 12/29/49 (ƒ)	310	265
Bank of America NA Series BKNT 0.909% due 06/15/16 (Ê)	1,200	992
6.000% due 10/15/36	300	258
Bank of Scotland PLC (Þ) 5.250% due 02/21/17	230	191
BankAmerica Capital III (Ê) Series* 1.079% due 01/15/27	700	364
Barclays Bank PLC (Ñ) 5.200% due 07/10/14	420	436
Bear Stearns Cos. LLC (The) 6.400% due 10/02/17	1,020	1,091
7.250% due 02/01/18	465	521
BellSouth Corp. 4.750% due 11/15/12	20	21
BellSouth Telecommunications, Inc. 7.000% due 12/01/95	685	664
Boeing Co. (The) 4.875% due 02/15/20	320	323
Burlington Northern Santa Fe Corp. 6.875% due 12/01/27	90	95
Capital One Financial Corp. 7.375% due 05/23/14	1,100	1,193
Cardinal Health, Inc. 5.850% due 12/15/17	470	460
CareFusion Corp. (Å) 4.125% due 08/01/12	450	457
Carolina Power & Light Co. 6.500% due 07/15/12	5	5
Caterpillar Financial Services Corp. 6.200% due 09/30/13	650	693
CenterPoint Energy Houston Electric LLC (Ñ) Series J2 5.700% due 03/15/13	350	362
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	125	122
Series B 7.875% due 04/01/13	745	803
Cisco Systems, Inc. 5.900% due 02/15/39	335	356
Citibank North America (Ñ) 1.625% due 03/30/11	300	302
Citicorp 7.250% due 10/15/11	460	466
Citigroup Capital XXI 8.300% due 12/21/77	1,375	1,141
Citigroup Funding, Inc. 2.250% due 12/10/12	600	602
Citigroup, Inc. 2.125% due 04/30/12	1,400	1,407
5.500% due 08/27/12	500	499
5.625% due 08/27/12	300	291
5.300% due 10/17/12	200	199
5.500% due 04/11/13	675	667

130	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.850% due 07/02/13	100	98
6.500% due 08/19/13	1,355	1,381
5.000% due 09/15/14	1,840	1,647
6.000% due 08/15/17	300	275
6.125% due 11/21/17	980	901
6.125% due 05/15/18	1,170	1,071
8.500% due 05/22/19	1,405	1,496
6.125% due 08/25/36	500	377
6.875% due 03/05/38	1,550	1,369
8.125% due 07/15/39	625	630
Clorox Co. 5.450% due 10/15/12	295	314
Columbus Southern Power Co. (Ñ) Series C 5.500% due 03/01/13	85	89
Comcast Cable Holdings LLC 9.800% due 02/01/12	715	825
Comcast Corp. 6.500% due 01/15/15	1,050	1,161
6.500% due 01/15/17	520	573
6.300% due 11/15/17 (Ñ)	1,125	1,239
6.500% due 11/15/35	350	377
6.550% due 07/01/39	675	734
ConocoPhillips 5.900% due 05/15/38	60	64
6.500% due 02/01/39	855	974
ConocoPhillips Holding Co. 6.950% due 04/15/29	825	933
Continental Airlines, Inc. 9.000% due 07/08/16	500	497
Series 071A 5.983% due 04/19/22	2,995	2,516
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12	450	462
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	840	843
COX Communications, Inc. 6.750% due 03/15/11	540	572
8.375% due 03/01/39 (Þ)	470	587
Credit Suisse NY 5.500% due 05/01/14	500	532
Credit Suisse USA, Inc. 5.500% due 08/15/13 (Ñ)	115	123
4.875% due 01/15/15	110	112
CVS Caremark Corp. 6.250% due 06/01/27	865	921
Daimler Finance NA LLC 5.875% due 03/15/11	300	309
Danske Bank A/S (Å) 2.500% due 05/10/12	300	301
DCP Midstream LLC 6.875% due 02/01/11	45	47
6.750% due 09/15/37 (Þ)	785	711
Dell, Inc. (Ñ) 5.650% due 04/15/18	475	486

	Principal Amount ($) or Shares	Market Value $
Delta Air Lines, Inc. Series 00A2 7.570% due 11/18/10	1,535	1,481
Series 01A2 7.111% due 03/18/13	500	477
Dominion Resources, Inc. 4.750% due 12/15/10	90	93
5.700% due 09/17/12	455	490
8.875% due 01/15/19	390	491
Dow Chemical Co. (The) 8.550% due 05/15/19	3,010	3,302
DPL, Inc. 6.875% due 09/01/11	495	520
DTE Energy Co. 7.050% due 06/01/11	300	316
Duke Energy Carolinas LLC 5.625% due 11/30/12	265	288
6.000% due 01/15/38	325	355
Duke Energy Corp. 6.300% due 02/01/14	175	192
Duke University 4.200% due 04/01/14	1,300	1,361
5.150% due 04/01/19	1,000	1,056
Eastman Kodak Co. 7.250% due 11/15/13	70	45
Energy Future Holdings Corp. Series P 5.550% due 11/15/14	150	109
Series Q 6.500% due 11/15/24	90	50
Series R 6.550% due 11/15/34	635	338
Enterprise Products Operating LLC 9.750% due 01/31/14	830	996
6.300% due 09/15/17	490	527
Erac USA Finance Co. (Þ) 7.000% due 10/15/37	1,755	1,472
Exelon Corp. 4.900% due 06/15/15	740	740
5.625% due 06/15/35	330	293
Express Scripts, Inc. 5.250% due 06/15/12	275	290
Federal Express Corp. 7.600% due 07/01/97	170	163
Financing Corp. Series 6P Zero coupon due 08/03/18	160	106
Series 15P Zero coupon due 03/07/19	160	101
FirstEnergy Corp. Series B 6.450% due 11/15/11	1,925	2,053
Series C 7.375% due 11/15/31	905	995
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	1,090	1,155

Russell Investment Grade Bond Fund	131

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

General Electric Capital Corp. 1.800% due 03/11/11 (Ñ)	200	202
0.953% due 08/15/11 (Ê)	300	288
3.000% due 12/09/11	1,200	1,237
5.250% due 10/19/12	1,195	1,248
2.125% due 12/21/12 (Ñ)	1,070	1,069
2.625% due 12/28/12	2,400	2,435
5.900% due 05/13/14 (Ñ)	990	1,053
5.625% due 05/01/18 (Ñ)	580	585
5.875% due 01/14/38	3,095	2,681
6.875% due 01/10/39	1,500	1,473
5.500% due 09/15/67 (Þ)	300	263
6.375% due 11/15/67	770	546
Series EMTN (Ê) 0.915% due 03/20/14	800	687
Series GMTN 2.000% due 09/28/12	600	601
Series MTNA 6.000% due 06/15/12	700	747
0.889% due 09/15/14 (Ê)	830	722
General Electric Co. 5.250% due 12/06/17	505	512
General Motors Corp. 8.375% due 07/05/33	160	26
GlaxoSmithKline Capital, Inc. 5.650% due 05/15/18	930	1,010
GMAC, Inc. (Þ) 7.500% due 12/31/13	309	263
8.000% due 12/31/18	159	121
Goldman Sachs Capital II (ƒ) 5.793% due 12/29/49	960	672
Goldman Sachs Group, Inc. (The) 5.300% due 02/14/12 (Ñ)	2,255	2,384
5.450% due 11/01/12	80	86
4.750% due 07/15/13	300	309
5.125% due 01/15/15	1,000	1,039
6.150% due 04/01/18	360	385
7.500% due 02/15/19	1,484	1,738
5.950% due 01/15/27	250	227
6.450% due 05/01/36	125	119
6.750% due 10/01/37	2,100	2,118
Hartford Financial Services Group, Inc. 5.250% due 10/15/11	275	271
HBOS PLC (Þ) 6.750% due 05/21/18	2,425	1,863
Hess Corp. 8.125% due 02/15/19	570	682
7.875% due 10/01/29	110	127
7.300% due 08/15/31	435	477
Historic TW, Inc. 8.050% due 01/15/16	565	588
Humana, Inc. (Ñ) 7.200% due 06/15/18	160	149
ILFC E-Capital Trust II (Þ) 6.250% due 12/21/65	290	90
International Business Machines Corp. 5.700% due 09/14/17	700	766

	Principal Amount ($) or Shares	Market Value $
International Lease Finance Corp. 5.625% due 09/20/13	400	279
Jersey Central Power & Light Co. 5.625% due 05/01/16	260	267
JPMorgan Chase & Co. 3.125% due 12/01/11 (Ñ)	2,540	2,628
5.375% due 10/01/12	1,620	1,727
5.375% due 01/15/14 (Ñ)	475	496
5.125% due 09/15/14	1,085	1,123
5.150% due 10/01/15 (Ñ)	520	526
6.000% due 01/15/18	425	450
6.300% due 04/23/19	750	815
6.400% due 05/15/38	842	916
Series 1 (ƒ) 7.900% due 04/29/49	1,245	1,183
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	85	85
JP Morgan Chase Capital XIII (Ê) Series M 1.548% due 09/30/34	625	350
JP Morgan Chase Capital XV 5.875% due 03/15/35	550	464
JP Morgan Chase Capital XX Series T 6.550% due 09/15/66	200	171
Kaupthing Bank Hf (Ø)(Þ)(Æ) 7.625% due 02/28/15	1,210	157
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	1,015	1,142
Kellogg Co. 5.125% due 12/03/12	660	712
Kerr-McGee Corp. 6.950% due 07/01/24	290	293
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	185	200
5.000% due 12/15/13 (Ñ)	115	118
6.000% due 02/01/17	60	62
6.950% due 01/15/38	1,265	1,370
Kraft Foods, Inc. 0.961% due 08/11/10 (Ê)	1,700	1,702
6.125% due 02/01/18	900	982
Lehman Brothers Holdings Capital Trust VII (ƒ)(Ø)(Æ) 5.857% due 11/29/49	1,450	—
Lehman Brothers Holdings, Inc. (Ø)(Æ) 5.250% due 02/06/12	140	24
6.200% due 09/26/14	150	26
6.500% due 07/19/17	390	—
6.750% due 12/28/17	990	—
6.875% due 05/02/18	200	36
2.878% due 04/03/49	1,000	170
2.889% due 12/31/49	1,200	204
Lorillard Tobacco Co. 8.125% due 06/23/19	565	618
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	140

132	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MBNA Corp. 6.125% due 03/01/13	445	452
Merrill Lynch & Co., Inc. 1.585% due 03/22/11 (Ê)	100	137
0.704% due 07/25/11 (Ê)	700	667
6.050% due 08/15/12	200	206
5.450% due 02/05/13	2,830	2,857
6.400% due 08/28/17	690	678
6.875% due 04/25/18	735	741
6.220% due 09/15/26	715	590
7.750% due 05/14/38	720	722
MetLife, Inc. 6.125% due 12/01/11	180	189
6.400% due 12/15/66	1,010	793
Series A 6.817% due 08/15/18	675	723
Metropolitan Life Global Funding I (Þ) 5.125% due 06/10/14	300	301
MidAmerican Energy Co. 5.800% due 10/15/36	300	308
Morgan Stanley 3.250% due 12/01/11 (Ñ)	520	540
5.625% due 01/09/12	510	531
4.750% due 04/01/14	250	243
6.000% due 05/13/14	880	939
0.960% due 10/18/16 (Ê)(Ñ)	1,235	1,069
5.450% due 01/09/17	600	598
6.250% due 08/28/17	300	312
6.625% due 04/01/18	2,525	2,687
7.300% due 05/13/19	1,195	1,346
Series GMTN (Ê) 0.838% due 01/09/14	1,100	1,004
Nationsbank Capital Trust III (Ê) 1.059% due 01/15/27	500	271
New Cingular Wireless Services, Inc. 7.875% due 03/01/11	1,950	2,113
8.750% due 03/01/31	500	653
News America Holdings, Inc. 7.900% due 12/01/95	295	289
8.250% due 10/17/96	65	63
News America, Inc. 6.900% due 03/01/19 (Ñ)(Þ)	520	589
6.200% due 12/15/34	35	34
6.150% due 03/01/37	1,705	1,666
6.650% due 11/15/37	20	21
NGPL Pipeco LLC (Þ) 6.514% due 12/15/12	1,935	2,102
Nisource Finance Corp. 7.875% due 11/15/10	465	486
6.400% due 03/15/18	250	238
Norfolk Southern Corp. 7.900% due 05/15/97	1,000	1,117
Northern States Power Co. Series B 8.000% due 08/28/12	400	463
Occidental Petroleum Corp. 7.000% due 11/01/13	800	915

	Principal Amount ($) or Shares	Market Value $
Ohio Power Co. Series F 5.500% due 02/15/13	45	47
Oncor Electric Delivery Co. 5.950% due 09/01/13	705	759
6.800% due 09/01/18	1,350	1,525
ONEOK Partners, LP 6.650% due 10/01/36	225	232
Oracle Corp. 5.750% due 04/15/18	1,250	1,375
Pacific Gas & Electric Co. 8.250% due 10/15/18	170	214
6.050% due 03/01/34	340	369
5.800% due 03/01/37	110	116
6.350% due 02/15/38	90	101
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	1,000	1,109
Pemex Project Funding Master Trust (Ñ) Series WI 6.625% due 06/15/35	430	406
PepsiCo, Inc. 7.900% due 11/01/18	470	591
Pfizer, Inc. 7.200% due 03/15/39	820	1,030
Philip Morris International, Inc. 5.650% due 05/16/18	300	319
Principal Life Income Funding Trusts 5.300% due 04/24/13	300	303
Progress Energy, Inc. 7.750% due 03/01/31	130	157
Prudential Financial, Inc. 5.100% due 12/14/11	430	428
Prudential Holdings LLC (Þ) 8.695% due 12/18/23	775	743
Public Service Co. of New Mexico 7.950% due 05/15/18	675	666
Public Service Electric & Gas Co. 5.300% due 05/01/18	800	849
Qwest Corp. 7.875% due 09/01/11	840	857
Reynolds American, Inc. (Ñ) 7.625% due 06/01/16	220	228
Roche Holdings, Inc. (Þ) 6.000% due 03/01/19	280	311
Simon Property Group, LP 5.300% due 05/30/13	1,075	1,072
6.100% due 05/01/16	295	282
Societe Financement de l’Economie Francaise (Ê)(Å) 0.713% due 07/16/12	1,000	1,000
Southern Natural Gas Co. (Þ) 5.900% due 04/01/17	30	31
Southwest Airlines Co. 2007-1 Pass Through Trust Series 07-1 6.150% due 02/01/24	162	150

Russell Investment Grade Bond Fund	133

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Southwestern Electric Power Co. (Ñ) 6.450% due 01/15/19	770	812
Sprint Capital Corp. 8.375% due 03/15/12	360	364
8.750% due 03/15/32	30	26
State Street Capital Trust IV (Ê) 1.629% due 06/01/77	100	56
SunTrust Capital VIII 6.100% due 12/01/66	630	405
SunTrust Preferred Capital I (ƒ) 5.853% due 12/31/49	156	90
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	505	561
TEPPCO Partners, LP 7.550% due 04/15/38	460	524
Texas-New Mexico Power Co. (Þ) 9.500% due 04/01/19	800	923
Time Warner Cable, Inc. 6.750% due 07/01/18 (Ñ)	1,450	1,612
8.750% due 02/14/19	740	918
8.250% due 04/01/19	1,335	1,621
6.750% due 06/15/39	190	206
Series WI 5.850% due 05/01/17	1,225	1,287
Time Warner Entertainment Co., LP Series* 8.375% due 07/15/33	105	128
Time Warner, Inc. 6.750% due 04/15/11	805	858
6.875% due 05/01/12	345	377
Travelers Cos., Inc. (The) 6.250% due 06/15/37	500	534
6.250% due 03/15/67	620	527
Union Electric Co. 6.400% due 06/15/17	545	572
United Parcel Service, Inc. 4.500% due 01/15/13	600	629
United Technologies Corp. 5.400% due 05/01/35	70	70
UnitedHealth Group, Inc. 5.250% due 03/15/11	280	290
6.000% due 06/15/17 (Ñ)	65	66
6.000% due 02/15/18	550	557
6.500% due 06/15/37	120	116
USB Capital IX (ƒ) 6.189% due 10/29/49	200	143
Valero Energy Corp. (Ñ) 9.375% due 03/15/19	675	783
Verizon Communications, Inc. 5.350% due 02/15/11	685	717
5.500% due 02/15/18 (Ñ)	430	455
6.100% due 04/15/18	680	750
6.350% due 04/01/19	670	755
6.400% due 02/15/38	810	881
8.950% due 03/01/39	540	743
Verizon Global Funding Corp. 7.375% due 09/01/12	275	311

	Principal Amount ($) or Shares	Market Value $
Verizon Wireless Capital LLC (Þ) 3.316% due 05/20/11 (Ê)	1,100	1,131
8.500% due 11/15/18	870	1,105
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	340	223
Wachovia Corp. 5.500% due 05/01/13	750	786
5.700% due 08/01/13 (Ñ)	1,205	1,265
5.250% due 08/01/14	460	463
5.625% due 10/15/16	400	384
5.750% due 06/15/17	460	467
Series* (Ê) 0.831% due 10/28/15	400	331
Wal-Mart Stores, Inc. 5.800% due 02/15/18	410	453
6.200% due 04/15/38	90	100
Washington Mutual, Inc. (Ø)(Ñ)(Æ) 5.000% due 03/22/12	425	370
Waste Management, Inc. 6.375% due 11/15/12	555	595
WEA Finance LLC / WT Finance Aust Pty, Ltd. (Þ) 7.500% due 06/02/14	495	505
WellPoint, Inc. 5.875% due 06/15/17	30	30
7.000% due 02/15/19	200	214
Wells Fargo & Co. (ƒ) Series K 7.980% due 03/29/49	1,760	1,522
Wells Fargo Capital X (Ñ) 5.950% due 12/15/36	200	162
Wells Fargo Capital XV (ƒ)(Ñ) 9.750% due 12/31/49	960	977
Weyerhaeuser Co. 6.750% due 03/15/12	475	486
Williams Cos., Inc. (Þ) 8.750% due 01/15/20	1,100	1,243
Wyeth 6.950% due 03/15/11	375	405
5.950% due 04/01/37	350	374
Xerox Corp. 5.500% due 05/15/12	620	653
XTO Energy, Inc. 7.500% due 04/15/12	130	144
5.500% due 06/15/18	750	782
6.500% due 12/15/18 (Ñ)	650	722
6.750% due 08/01/37	60	67

		216,209

International Debt - 4.5%
Aiful Corp. (Þ) 5.000% due 08/10/10	400	248
America Movil SAB de CV 5.625% due 11/15/17	180	177
Anadarko Finance Co. Series B 7.500% due 05/01/31	575	619

134	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	1,600	1,665
ArcelorMittal 5.375% due 06/01/13	1,195	1,219
9.850% due 06/01/19	755	874
AstraZeneca PLC 5.900% due 09/15/17	300	334
AXA SA 8.600% due 12/15/30	75	78
Banque Centrale de Tunisie 8.250% due 09/19/27	550	583
Barclays Bank PLC 6.750% due 05/22/19	530	575
Barrick Gold Corp. 6.950% due 04/01/19	345	401
Barrick Gold Financeco LLC 6.125% due 09/15/13	700	755
BAT International Finance PLC (Þ) 9.500% due 11/15/18	440	548
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	1,900	1,287
BP Capital Markets PLC 5.250% due 11/07/13	850	931
British Sky Broadcasting Group PLC (Þ) 9.500% due 11/15/18	355	444
Corp. Nacional del Cobre de Chile - CODELCO (Þ) 7.500% due 01/15/19	400	463
6.150% due 10/24/36	100	98
Credit Suisse Guernsey, Ltd.
5.860% due 05/29/49 (ƒ)	520	348
Series 1 (Ê)(ƒ)
1.573% due 05/29/49	725	402
Credit Suisse NY
5.000% due 05/15/13	1,000	1,048
6.000% due 02/15/18	500	517
Depfa ACS Bank (Å) 5.125% due 03/16/37	400	253
Deutsche Bank AG (Ñ) 5.375% due 10/12/12	350	375
Deutsche Bank AG/London 6.000% due 09/01/17	1,000	1,051
Deutsche Telekom International Finance BV 5.750% due 03/23/16	300	321
Dexia Credit Local (Ê)(Þ) 1.262% due 09/23/11	500	498
Diageo Capital PLC 7.375% due 01/15/14	980	1,126
Eksportfinans A/S 5.500% due 05/25/16	550	576
Electricite De France (Þ) 5.500% due 01/26/14	400	435
6.500% due 01/26/19	400	457
6.950% due 01/26/39	400	486
European Investment Bank 2.625% due 05/16/11	1,575	1,615

	Principal Amount ($) or Shares	Market Value $
Export-Import Bank of China (Þ) 4.875% due 07/21/15	200	212
Gaz Capital SA (Þ) 7.343% due 04/11/13	100	102
6.212% due 11/22/16	490	432
8.146% due 04/11/18	500	479
Glitnir Banki HF (Å)(Ø)(Æ)
6.330% due 07/28/11	270	54
6.375% due 09/25/12	390	78
6.693% due 06/15/16	700	—
HBOS Capital Funding, LP (ƒ)(Þ) 6.071% due 06/29/49	110	42
HSBC Holdings PLC 6.500% due 05/02/36	500	475
6.500% due 09/15/37	500	471
Ingersoll-Rand Global Holding Co., Ltd. 9.500% due 04/15/14	390	453
Intergas Finance BV (Þ) 6.375% due 05/14/17	141	109
Kaupthing Bank Hf (Å)(Ø)(Æ) 5.750% due 10/04/11	100	15
7.125% due 05/19/16	1,480	—
KazMunaiGaz Finance Sub BV (Þ) 8.375% due 07/02/13	100	94
Klio Funding, Ltd. (Ê)(Þ) Series 2004-1A Class A1 1.566% due 04/23/39	3,451	103
KONINKLIJKE KPN NV 8.000% due 10/01/10	620	654
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	155	160
Lloyds Banking Group PLC (ƒ)(Ñ)(Þ) 5.920% due 12/31/49	200	76
Mexico Government International Bond Series MTNA 6.750% due 09/27/34	333	343
MUFG Capital Finance 1, Ltd. (ƒ)(Ñ) 6.346% due 07/29/49	200	181
National Australia Bank, Ltd. (Þ) 5.350% due 06/12/13	600	633
Newcastle CDO, Ltd. (Þ) Series 2004-4A Class 3FX 5.110% due 03/24/39	1,075	11
Petrobras International Finance Co. 6.125% due 10/06/16	290	306
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	106	102
Rabobank Nederland NV (ƒ)(Þ) 11.000% due 12/29/49	230	268
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	250	222
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	100	80
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	405	296

Russell Investment Grade Bond Fund	135

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rio Tinto Finance USA, Ltd. 6.500% due 07/15/18	630	661
7.125% due 07/15/28	305	316
Royal Bank of Scotland Group PLC (ƒ) 7.640% due 03/29/49	100	46
Series 1 9.118% due 03/31/49	200	184
Royal Bank of Scotland PLC (The) (Ê)(Þ) 1.320% due 04/08/11	4,300	4,293
RSHB Capital SA for OJSC Russian Agricultural Bank (Þ) 6.299% due 05/15/17	310	279
Russia Government International Bond Series REGS 7.500% due 03/31/30	46	47
Santander Perpetual SA Unipersonal (ƒ)(Þ) 6.671% due 10/29/49	900	752
Shinsei Finance Cayman, Ltd. (ƒ)(Ñ)(Þ) 6.418% due 01/29/49	630	302
Siemens Financieringsmaatschappij NV (Þ) 5.500% due 02/16/12	1,400	1,492
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ) 6.078% due 01/29/49	1,120	980
Societe Financement de l’Economie Francaise (Þ) 2.375% due 03/26/12	300	303
Suncor Energy, Inc. 6.500% due 06/15/38	715	722
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	180	178
Telecom Italia Capital SA 6.200% due 07/18/11	290	307
5.250% due 10/01/15	715	728
6.999% due 06/04/18	470	519
TNK-BP Finance SA 7.875% due 03/13/18 (Þ)	240	218
Series 144a (Þ) 7.500% due 07/18/16	540	498
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 8.700% due 08/07/18	200	200
Tyco International Finance SA 6.750% due 02/15/11 (Ñ)	110	116
6.375% due 10/15/11	465	497
6.000% due 11/15/13	835	895
Tyco International, Ltd. / Tyco International Finance SA 6.875% due 01/15/21	210	214
Series WI 7.000% due 12/15/19	70	74
Vale Overseas, Ltd. 6.250% due 01/23/17 (Ñ)	100	106
6.875% due 11/21/36	497	501
Vodafone Group PLC 4.150% due 06/10/14	655	668

		43,354

	Principal Amount ($) or Shares	Market Value $
Mortgage-Backed Securities - 61.2%
Adjustable Rate Mortgage Trust (Ê) Series 2005-3 Class 8A2 0.525% due 07/25/35	172	83
American Home Mortgage Assets (Ê) Series 2007-4 Class A2 0.475% due 08/25/37	2,425	1,087
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A
4.390% due 02/25/45	187	147
Series 2005-4 Class 1A1 0.575% due 11/25/45	733	372
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê)
0.785% due 04/25/33	104	88
Series 2003-10 Class 2A2 (Ê) 0.735% due 12/25/33	284	209
Series 2006-5 Class CB17 6.000% due 06/25/46	701	494
Banc of America Commercial Mortgage, Inc. Series 2004-3 Class A3
4.875% due 06/10/39	41	41
Series 2005-2 Class A4 4.783% due 07/10/43	1,100	1,112
Series 2005-3 Class A2 4.501% due 07/10/43	445	443
Series 2005-3 Class A4 4.668% due 07/10/43	1,010	950
Series 2006-1 Class A4 5.372% due 09/10/45	910	861
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	1,095
Series 2007-2 Class AAB 5.639% due 04/10/49	990	907
Series 2007-3 Class A3 5.658% due 06/10/49	200	175
Series 2007-5 Class A3 5.620% due 02/10/51	20	18
Banc of America Funding Corp. Series 2005-5 Class 1A11
5.500% due 09/25/35	815	689
Series 2005-D Class A1 (Ê) 3.678% due 05/25/35	334	302
Series 2006-3 Class 5A8 5.500% due 03/25/36	1,040	778
Series 2006-A Class 3A2 5.812% due 02/20/36	336	161
Series 2006-A Class 4A1 (Ê) 5.529% due 02/20/36	940	685
Series 2007-E Class 4A1 (Ê) 5.811% due 07/20/47	830	552
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê)
0.735% due 12/25/33	448	421

136	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-1 Class 5A1 6.500% due 09/25/33	37	35
Series 2004-2 Class 5A1 6.500% due 10/25/31	52	50
Series 2004-11 Class 2A1 5.750% due 01/25/35	700	608
Series 2005-H Class 2A5 (Ê) 4.805% due 09/25/35	575	342
Series 2005-L Class 3A1 (Ê) 5.420% due 01/25/36	440	352
Series 2006-2 Class A15 6.000% due 07/25/36	646	516
Series 2006-B Class 1A1 (Ê) 6.158% due 11/20/36	223	104
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A1
5.609% due 02/25/33	20	20
Series 2004-1 Class 23A1 (Ê) 5.443% due 04/25/34	192	174
Series 2004-8 Class 2A1 5.044% due 11/25/34	543	483
Series 2004-9 Class 22A1 (Ê) 4.808% due 11/25/34	164	144
Series 2004-10 Class 22A1 4.973% due 01/25/35	232	208
Series 2005-2 Class A1 (Ê) 2.940% due 03/25/35	2,517	2,176
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1
5.360% due 05/25/35	430	295
Series 2005-7 Class 22A1 5.491% due 09/25/35	280	191
Bear Stearns Commercial Mortgage Securities Series 2007-PW1 Class AM 6.084% due 06/11/50	200	112
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1
5.644% due 01/26/36	457	250
Series 2007-R6 Class 2A1 5.711% due 12/26/46	237	145
Centerline REIT, Inc. (Þ) Series 2004-RR3 Class B 5.040% due 09/21/45	515	62
Chase Mortgage Finance Corp. Series 2003-S8 Class A1
4.500% due 09/25/18	390	385
Series 2005-A1 Class 2A2 (Ê) 5.238% due 12/25/35	1,159	1,053
Series 2006-A1 Class 1A1 (Ê) 5.978% due 09/25/36	619	463
Series 2006-S4 Class A3 6.000% due 12/25/36	688	549
Series 2006-S4 Class A4 6.000% due 12/25/36	362	329

	Principal Amount ($) or Shares	Market Value $
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB Class A2 (Ê)
5.245% due 02/25/34	25	22
Series 2005-3 Class 2A2B 4.665% due 08/25/35	588	231
Series 2005-11 Class A2A (Ê) 4.700% due 12/25/35	333	268
Series 2005-11 Class A3 (Ê) 4.900% due 12/25/35	471	344
Series 2007-AHL Class A3A (Ê) 0.345% due 05/25/37	235	156
Series 2007-AR8 Class 2A1A 5.910% due 07/25/37	520	348
Series 2007-WFH Class A4 (Ê) 0.200% due 01/25/37	2,250	780
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4
5.225% due 07/15/44	765	756
Series 2006-CD3 Class A5 5.617% due 10/15/48	685	591
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	408	299
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B
6.220% due 12/10/49	1,110	882
Series 2008-LS1 Class AJ 6.220% due 10/10/17	275	120
Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4 (Ê)
0.685% due 03/25/34	332	253
Series 2005-56 Class 4A1 (Ê) 0.595% due 11/25/35	859	456
Series 2005-59 Class 1A1 (Ê) 0.645% due 11/20/35	1,038	536
Series 2005-J8 Class 1A3 5.500% due 07/25/35	678	470
Series 2005-J12 Class 2A1 (Ê) 0.555% due 08/25/35	464	216
Series 2005-J13 Class 2A3 5.500% due 11/25/35	268	204
Series 2006-9T1 Class A7 6.000% due 05/25/36	319	196
Series 2006-43C Class 1A7 6.000% due 02/25/37	166	109
Series 2006-J2 Class A3 6.000% due 04/25/36	486	309
Series 2007-J2 Class 2A1 6.000% due 07/25/37	645	354
Series 2007-OA6 Class A1B (Ê) 0.485% due 06/25/37	618	273
Series 2007-OA7 Class A1A (Ê) 0.465% due 05/25/47	610	277
Countrywide Asset-Backed Certificates (Ê) Series 2006-IM1 Class A2 0.525% due 04/25/36	4,107	1,461

Russell Investment Grade Bond Fund	137

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Countrywide Home Loan Mortgage Pass Through Trust Series 2004-16 Class 1A1 (Ê)
0.685% due 09/25/34	236	115
Series 2004-22 Class A3 4.778% due 11/25/34	376	305
Series 2004-HYB Class 1A1 4.697% due 02/20/35	843	721
Series 2004-R2 Class 1AF1 (Ê)(Þ)
0.705% due 11/25/34	36	24
Series 2005-3 Class 1A2 (Ê) 0.575% due 04/25/35	130	70
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	122	81
Series 2005-R1 Class 1AF1 (Ê)(Þ) 0.645% due 03/25/35	42	29
Series 2005-R3 Class AF (Ê)(Þ) 0.685% due 09/25/35	815	539
Series 2006-HYB Class 2A1A 5.682% due 05/20/36	623	400
Series 2006-OA4 Class A1 (Ê) 2.300% due 04/25/46	360	132
Series 2007-18 Class 2A1 6.500% due 11/25/37	542	390
Series 2007-HY1 Class 1A2 5.676% due 04/25/37	289	73
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class A3 4.321% due 01/15/37	146	145
Series 2005-9 Class 2A1 5.500% due 10/25/35	1,073	790
Series 2005-C4 Class A3 5.120% due 08/15/38	5,050	4,813
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A1 5.250% due 03/15/39	645	651
Series 2006-C2 Class A2 5.658% due 03/15/39	1,120	1,098
Series 2006-TFL Class A1 (Ê)(Þ) 0.408% due 04/15/21	174	141
Series 2007-C1 Class A3 5.383% due 02/15/40	2,500	1,752
Series 2007-C3 Class A4 5.723% due 06/15/39	2,265	1,596
Series 2007-C5 Class A3 5.694% due 09/15/40	545	490
Series 2007-C5 Class A4 5.695% due 09/15/40	1,200	856
Series 2008-C1 Class A3 6.217% due 02/15/41	1,570	1,230
CVS Pass-Through Trust 5.880% due 01/01/28	12	11
6.036% due 01/01/28	1,048	970
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 4.992% due 08/25/35	1,060	592

	Principal Amount ($) or Shares	Market Value $
Series 2007-OA2 Class A1 (Ê) 1.055% due 04/25/47	4,112	1,559
Deutsche Mortgage Securities, Inc. (Þ) Series 2005-WF1 Class 1A3 5.119% due 06/26/35	920	602
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B (Ê) 3.560% due 07/19/44	132	38
Series 2005-AR6 Class 2A1A 0.579% due 10/19/45	647	320
Fannie Mae 7.000% due 2011	3	3
8.000% due 2011	1	1
5.190% due 2012	725	768
7.000% due 2012	2	2
5.500% due 2013	5	5
6.500% due 2013	29	33
5.500% due 2014	14	14
6.500% due 2015	12	13
7.000% due 2015	8	9
5.500% due 2016	3	3
6.000% due 2016	106	114
6.500% due 2016	78	84
9.000% due 2016	1	1
5.500% due 2017	141	149
6.000% due 2017	918	982
6.500% due 2017	183	197
7.500% due 2017	—	1
8.500% due 2017	3	3
4.500% due 2018	2,264	2,365
5.000% due 2018	1,632	1,715
5.500% due 2018	1,373	1,451
6.500% due 2018	225	242
4.500% due 2019	312	325
5.000% due 2019	8,305	8,723
6.500% due 2019	105	113
4.000% due 2020	1,472	1,489
4.500% due 2020	529	553
5.000% due 2020	7,350	7,707
6.500% due 2020	45	49
4.000% due 2021	317	321
5.000% due 2021	592	618
5.500% due 2021	16	17
6.000% due 2021	202	215
5.500% due 2022	970	1,017
5.000% due 2023	833	867
5.000% due 2024	537	559
8.000% due 2024	85	96
8.500% due 2024	18	20
9.000% due 2024	3	4
7.000% due 2025	15	15
8.000% due 2025	1	1
8.500% due 2025	24	26
6.000% due 2026	293	310
7.000% due 2026	23	25
9.000% due 2026	4	5

138	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.000% due 2027	7	8
9.000% due 2027	1	1
6.500% due 2028	374	404
6.500% due 2029	1,073	1,163
7.000% due 2029	96	106
6.500% due 2030	7	8
8.000% due 2030	108	122
6.500% due 2031	116	126
8.000% due 2031	83	94
5.500% due 2032	48	50
6.000% due 2032	306	324
6.500% due 2032	1,349	1,461
7.000% due 2032	313	342
8.000% due 2032	3	6
2.856% due 2033 (Ê)	331	334
4.243% due 2033 (Ê)	138	139
4.500% due 2033	5,606	5,670
5.000% due 2033	3,417	3,512
5.500% due 2033	10,966	11,413
6.000% due 2033	256	270
6.500% due 2033	712	767
4.500% due 2034	1,292	1,306
5.000% due 2034	539	554
5.500% due 2034	19,276	20,053
6.000% due 2034	2,871	3,031
6.500% due 2034	688	741
3.291% due 2035 (Ê)	274	278
3.293% due 2035 (Ê)	579	587
3.298% due 2035 (Ê)	273	277
3.308% due 2035 (Ê)	413	418
3.311% due 2035 (Ê)	223	226
3.317% due 2035 (Ê)	1,647	1,670
3.318% due 2035 (Ê)	224	227
3.319% due 2035 (Ê)	268	272
4.019% due 2035 (Ê)	449	457
4.231% due 2035 (Ê)	271	280
4.500% due 2035	764	771
5.000% due 2035	8,138	8,355
5.500% due 2035	7,373	7,670
6.000% due 2035	4,555	4,804
5.000% due 2036	424	436
5.500% due 2036	8,900	9,246
6.000% due 2036	4,174	4,384
6.500% due 2036	2,483	2,659
7.000% due 2036	146	159
5.500% due 2037	21,483	22,325
5.536% due 2037 (Ê)	623	656
5.836% due 2037 (Ê)	154	162
6.500% due 2037	7,133	7,630
5.000% due 2038	13,554	13,885
5.500% due 2038	19,854	20,595
6.000% due 2038	2,334	2,449
6.500% due 2038	96	103
2.410% due 2044 (Ê)	136	133
15 Year TBA (Ï) 4.000%	690	696
4.500%	615	631

	Principal Amount ($) or Shares	Market Value $
5.000%	845	877
5.500%	7,095	7,432
30 Year TBA (Ï) 4.500%	9,355	9,408
5.000%	20,130	20,596
6.000%	12,305	12,907
6.500%	37,443	40,553
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	761	123
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	1,783	183
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	1,979	227
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	2,217	274
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	563	79
Fannie Mae Grantor Trust (Ê) Series 2002-T5 Class A1 0.525% due 05/25/32	529	445
Series 2003-T4 Class 1A 0.505% due 09/26/33	138	90
Fannie Mae REMICS Series 1992-158 Class ZZ 7.750% due 08/25/22	168	183
Series 1999-56 Class Z 7.000% due 12/18/29	308	335
Series 2003-21 Class M 5.000% due 02/25/17	15	16
Series 2003-32 Class FH (Ê) 0.685% due 11/25/22	162	159
Series 2003-35 Class FY (Ê) 0.685% due 05/25/18	846	834
Series 2003-37 Class HY 5.000% due 12/25/16	329	338
Series 2003-78 Class FI (Ê) 0.685% due 01/25/33	363	355
Series 2004-21 Class FL (Ê) 0.635% due 11/25/32	195	191
Series 2005-65 Class FP (Ê) 0.535% due 08/25/35	106	105
Series 2006-5 Class 3A2 (Ê) 4.241% due 05/25/35	71	70
Series 2006-48 Class LG Zero coupon due 06/25/36	159	127
Series 2007-73 Class A1 (Ê) 0.345% due 07/25/37	700	621
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	50	54
Series 2003-W5 Class A (Ê) 0.505% due 04/25/33	186	162

Russell Investment Grade Bond Fund	139

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-W9 Class A (Ê) 0.525% due 06/25/33	284	270
Series 2004-W2 Class 5AF (Ê) 0.635% due 03/25/44	354	333
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 2.540% due 02/25/45	54	51
Federal National Mortgage Association (Ñ) 1.750% due 01/01/12	1,680	1,675
FHA Project Citi 68 NP 7.430% due 01/01/21	69	69
First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 5.118% due 09/25/34	251	179
Series 2006-AA5 Class A2 (Ê) 6.486% due 09/25/36	444	58
Series 2006-AA7 Class A1 (Ê) 6.516% due 01/25/37	2,085	1,022
Series 2006-FA3 Class A6 6.000% due 07/25/36	361	255
First Horizon Asset Securities, Inc. (Ê) Series 2005-AR5 Class 3A1 5.531% due 10/25/35	181	156
Freddie Mac 6.000% due 2010	9	9
7.000% due 2010	14	14
8.000% due 2010	2	2
6.000% due 2011	33	34
7.000% due 2011	3	3
8.000% due 2011	4	4
8.000% due 2012	2	2
6.000% due 2013	16	17
7.000% due 2014	14	15
12.000% due 2014	8	8
6.000% due 2016	212	226
9.000% due 2016	60	66
6.000% due 2017	326	347
8.000% due 2017	11	13
4.500% due 2018	1,114	1,162
5.000% due 2018	623	654
4.500% due 2019	620	643
5.000% due 2019	514	540
5.500% due 2019	630	664
4.500% due 2020	246	255
5.500% due 2020	1,689	1,779
6.000% due 2022	26	27
9.000% due 2024	5	6
6.500% due 2025	10	11
8.000% due 2025	11	13
9.000% due 2025	7	8
9.000% due 2026	1	2
3.504% due 2027 (Ê)	18	18
6.500% due 2027	—	1
8.500% due 2027	45	51
6.500% due 2028	140	152

	Principal Amount ($) or Shares	Market Value $
6.500% due 2029	226	245
4.338% due 2030 (Ê)	8	8
6.500% due 2031	345	372
5.500% due 2032	2,237	2,329
6.000% due 2032	34	36
6.500% due 2032	419	450
7.000% due 2032	355	387
7.500% due 2032	40	45
5.000% due 2033	737	758
5.500% due 2033	3,299	3,433
6.000% due 2033	10	10
6.500% due 2033	178	191
3.063% due 2034 (Ê)	144	146
4.500% due 2034	300	302
5.000% due 2034	2,971	3,054
5.500% due 2034	1,744	1,813
6.000% due 2034	181	191
6.500% due 2034	166	177
5.000% due 2035	1,036	1,063
5.500% due 2035	509	529
6.000% due 2035	431	454
5.000% due 2036	764	784
5.863% due 2036 (Ê)	275	288
5.911% due 2036 (Ê)	521	547
5.964% due 2036 (Ê)	419	439
6.000% due 2036	572	602
6.132% due 2036 (Ê)	585	620
5.000% due 2037	641	656
5.464% due 2037 (Ê)	289	304
5.500% due 2037	219	227
5.533% due 2037 (Ê)	954	1,002
5.597% due 2037 (Ê)	1,364	1,436
5.682% due 2037 (Ê)	191	201
5.685% due 2037 (Ê)	1,275	1,341
5.718% due 2037 (Ê)	502	528
5.733% due 2037 (Ê)	407	428
5.803% due 2037 (Ê)	129	136
5.807% due 2037 (Ê)	425	447
5.814% due 2037 (Ê)	1,863	1,958
5.884% due 2037 (Ê)	214	225
5.891% due 2037 (Ê)	451	474
5.896% due 2037 (Ê)	411	434
6.000% due 2037	208	219
6.088% due 2037 (Ê)	1,420	1,499
4.981% due 2038 (Ê)	568	589
5.000% due 2038	137	140
5.500% due 2038	10,915	11,317
6.000% due 2038	8,569	8,989
5.500% due 2039	5,885	6,102
6.000% due 2039	763	800
15 Year TBA (Ï) 5.000%	2,500	2,594
30 Year TBA (Ï) 5.000%	6,440	6,585
5.500%	15,865	16,430
6.000%	5,390	5,648
6.500%	230	245

140	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Freddie Mac REMICS Series 1991-105 Class G 7.000% due 03/15/21	27	29
Series 1998-210 Class ZM 6.000% due 12/15/28	455	485
Series 2000-226 Class F (Ê) 0.738% due 11/15/30	9	8
Series 2001-229 Class KF (Ê) 0.535% due 07/25/22	264	262
Series 2003-262 Class AB 2.900% due 11/15/14	146	146
Series 2004-277 Class UF (Ê) 0.588% due 06/15/33	393	389
Series 2004-281 Class DF (Ê) 0.738% due 06/15/23	338	334
Series 2005-294 Class FA (Ê) 0.458% due 03/15/20	642	627
Series 2005-295 Class NA 4.250% due 09/15/24	125	126
Series 2005-299 Class KF (Ê) 0.688% due 06/15/35	237	234
Series 2005-301 Class IM 5.500% due 01/15/31	342	20
Series 2005-305 Class JF (Ê) 0.588% due 10/15/35	222	219
Series 2006-323 Class PA 6.000% due 03/15/26	134	135
Series 2007-333 Class BF (Ê) 0.438% due 07/15/19	911	892
Series 2007-333 Class FT (Ê) 0.438% due 08/15/19	1,094	1,070
Ginnie Mae I
7.000% due 2011	3	3
9.500% due 2016	1	2
8.000% due 2017	4	5
10.500% due 2020	6	7
8.000% due 2022	14	16
8.500% due 2022	10	11
8.500% due 2024	8	9
8.000% due 2025	16	17
9.000% due 2025	9	11
8.000% due 2026	50	56
7.000% due 2029	4	5
8.000% due 2029	36	40
8.500% due 2029	20	22
8.000% due 2030	25	29
8.500% due 2030	15	17
7.000% due 2031	283	311
7.000% due 2032	70	79
5.000% due 2033	2,203	2,275
7.000% due 2033	15	17
5.000% due 2035	369	380
6.000% due 2035	2,739	2,886
6.000% due 2036	288	303
6.000% due 2037	654	688
6.000% due 2038	721	758

	Principal Amount ($) or Shares	Market Value $
5.500% due 2039	368	383
30 Year TBA (Ï) 4.500%	7,065	7,116
5.000%	22,147	22,735
5.500%	990	1,030
6.000%	720	756
Ginnie Mae II 4.125% due 2027 (Ê)	30	31
4.625% due 2030 (Ê)	93	96
5.375% due 2030 (Ê)	13	14
7.500% due 2032	9	10
30 Year TBA (Ï) 5.000%	200	205
GMAC Mortgage Corp. Loan Trust Series 2005-AR6 Class 3A1 5.302% due 11/19/35	707	571
Government National Mortgage Association (Ê) Series 1999-40 Class FE 0.838% due 11/16/29	590	589
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR5 Class A1A 0.365% due 10/25/46	847	669
Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 4.807% due 10/25/33	239	193
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7 5.317% due 06/10/36	1,745	1,748
Series 2005-GG5 Class A41 5.243% due 04/10/37	695	617
Series 2006-GG7 Class A4 6.116% due 07/10/38	2,710	2,338
GS Mortgage Securities Corp. II Series 2005-GG4 Class AABA 4.680% due 07/10/39	600	604
Series 2006-GG6 Class A4 5.553% due 04/10/38	1,150	995
Series 2006-GG8 Class AAB 5.535% due 11/10/39	575	559
GSMPS Mortgage Loan Trust (Ê)(Þ) Series 2004-4 Class 1AF 0.685% due 06/25/34	776	527
Series 2005-RP3 Class 1AF 0.635% due 09/25/35	101	65
GSR Mortgage Loan Trust Series 2004-5 Class 1A3 (Ê) 2.250% due 05/25/34	248	180
Series 2004-7 Class 4A1 4.846% due 06/25/34	52	48
Series 2005-AR7 Class 6A1 5.239% due 11/25/35	524	437
Harborview Mortgage Loan Trust Series 2004-4 Class 3A (Ê) 1.059% due 06/19/34	151	69

Russell Investment Grade Bond Fund	141

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-4 Class 3A1 5.143% due 07/19/35	337	210
Series 2005-14 Class 3A1A 5.311% due 12/19/35	163	123
Series 2006-2 Class 1A 4.874% due 02/25/36	781	365
Series 2006-3 Class 1A1A (Ê) 6.308% due 06/19/36	4,639	2,575
Impac CMB Trust (Ê) Series 2004-5 Class 1A1 0.645% due 10/25/34	211	133
Impac Secured Assets CMN Owner Trust (Ê) Series 2005-2 Class A1 0.605% due 03/25/36	640	270
Indymac INDA Mortgage Loan Trust (Ê) Series 2007-AR7 Class 1A1 6.142% due 11/25/37	218	150
Indymac Index Mortgage Loan Trust Series 2005-AR1 Class 1A1 4.714% due 03/25/35	774	569
Series 2005-AR1 Class A2 5.099% due 09/25/35	255	157
Series 2006-AR2 Class 1A1B (Ê) 0.495% due 04/25/46	839	409
Series 2006-AR2 Class A2 (Ê) 0.365% due 11/25/36	67	61
Series 2006-AR3 Class 2A1A 6.370% due 03/25/36	6,321	2,866
Series 2007-AR5 Class 1A1 5.746% due 05/25/37	1,984	926
Indymac Loan Trust (Ê) Series 2005-L2 Class A1 0.500% due 01/25/11	497	363
JPMorgan Alternative Loan Trust (Ê) Series 2006-A2 Class 3A1 5.908% due 05/25/36	2,682	1,346
Series 2006-A4 Class A4 0.355% due 09/25/36	212	198
Series 2006-S4 Class A1B 0.365% due 12/25/36	509	484
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8 Class A2 3.837% due 01/12/39	875	862
Series 2004-LN2 Class A1 4.475% due 07/15/41	534	532
Series 2005-CB1 Class A4 4.895% due 09/12/37	160	152
5.280% due 01/12/43	200	191
Series 2005-FL1 Class A1 (Ê)(Þ) 0.398% due 02/15/19	100	96
Series 2005-LDP Class A3A1 4.871% due 10/15/42	1,940	1,830
Series 2005-LDP Class A4 4.918% due 10/15/42	690	653

	Principal Amount ($) or Shares	Market Value $
Series 2006-CB1 Class A3A (Þ) 5.491% due 12/12/44	1,765	1,665
Series 2006-CB1 Class A4 5.481% due 12/12/44	1,090	944
5.552% due 05/12/45	785	730
Series 2006-CB1 Class ASB 5.506% due 12/12/44	470	464
Series 2006-LDP Class A3B 5.447% due 05/15/45	820	747
Series 2006-LDP Class A4 5.875% due 04/15/45	1,580	1,393
5.399% due 05/15/45	1,055	884
Series 2007-CB2 Class ASB 5.688% due 02/12/51	1,165	1,054
Series 2007-LD1 Class A2 5.827% due 02/15/51	2,550	2,527
Series 2007-LD1 Class A4 5.798% due 06/15/49	1,470	1,176
5.882% due 02/15/51	1,960	1,547
Series 2007-LD1 Class AM 6.062% due 02/15/51	225	122
Series 2007-LDP Class A3 5.420% due 01/15/49	3,890	3,327
Series 2008-C2 Class A1 5.017% due 02/12/51	383	384
Series 2008-C2 Class ASB 6.125% due 02/12/51	1,055	953
JPMorgan Mortgage Trust Series 2004-A3 Class SF3 4.594% due 07/25/34	650	596
Series 2005-A1 Class 6T1 (Ê) 5.012% due 02/25/35	360	332
Series 2005-A2 Class 3A1 4.897% due 04/25/35	16	15
Series 2006-A2 Class 1A1 5.465% due 04/25/36	1,156	925
Series 2007-A1 Class 3A2 (Ê) 5.009% due 07/25/35	4,291	3,543
Series 2007-A4 Class 3A1 5.882% due 06/25/37	1,514	1,029
Series 2007-S3 Class 1A35 6.000% due 07/25/37	311	233
LB-UBS Commercial Mortgage Trust Series 2001-C3 Class A1 6.058% due 06/15/20	64	66
Series 2005-C3 Class A5 4.739% due 07/15/30	820	777
Series 2005-C3 Class AAB 4.664% due 07/15/30	1,000	990
Series 2005-C5 Class A4 4.954% due 09/15/30	1,700	1,539
Series 2006-C4 Class A4 5.882% due 06/15/38	400	357
Series 2007-C2 Class AM 5.493% due 02/15/40	240	134
Series 2007-C6 Class A4 5.858% due 07/15/40	695	538

142	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)(Þ) Series 2006-LLF Class A1 0.368% due 09/15/21	65	58
Lehman Mortgage Trust Series 2005-3 Class 1A3 5.500% due 01/25/36	1,027	743
Lehman XS Trust (Ê) Series 2005-5N Class 1A1 0.585% due 11/25/35	513	233
Series 2005-7N Class 1A1B 0.585% due 12/25/35	387	94
Mastr Adjustable Rate Mortgages Trust (Ê) Series 2006-2 Class 3A1 4.853% due 01/25/36	919	682
Series 2006-OA2 Class 1A1 2.140% due 12/25/46	455	177
Series 2007-3 Class 12A1 0.485% due 05/25/47	1,482	667
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.698% due 06/25/33	371	234
Series 2004-10 Class 5A6 5.750% due 09/25/34	640	589
Mastr Asset Securitization Trust Series 2003-7 Class 4A35 (Ê) 0.685% due 09/25/33	368	339
Series 2003-11 Class 6A8 (Ê) 0.785% due 12/25/33	547	498
Series 2004-4 Class 2A2 (Ê) 0.735% due 04/25/34	377	342
Series 2005-2 Class 1A1 5.250% due 11/25/35	1,099	980
Mastr Reperforming Loan Trust (Þ) Series 2005-1 Class 1A1 6.000% due 08/25/34	454	467
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 0.495% due 02/25/36	235	130
Merrill Lynch Mortgage Trust Series 2004-MKB Class A2 4.353% due 02/12/42	319	319
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class A2 5.291% due 07/12/46	1,820	1,816
Series 2007-8 Class A3 5.957% due 08/12/49	900	673
Series 2007-8 Class ASB 5.890% due 08/12/49	810	739
Series 2007-9 Class AM 5.856% due 09/12/17	480	268
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 1.326% due 04/25/29	119	68
Series 2005-2 Class 3A 1.285% due 10/25/35	127	108

	Principal Amount ($) or Shares	Market Value $
Series 2005-3 Class 4A 0.535% due 11/25/35	71	51
Morgan Stanley Capital I Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	1,092
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	940	951
Series 2006-HQ1 Class A4 5.328% due 11/12/41	345	312
Series 2006-HQ1 Class AM 5.360% due 11/21/41	480	328
Series 2006-HQ8 Class A4 5.386% due 03/12/44	1,025	967
Series 2006-HQ9 Class A4 5.731% due 07/12/44	965	904
Series 2007-HQ1 Class A4 5.632% due 04/12/49	1,045	819
Series 2007-IQ1 Class A4 5.809% due 12/12/49	400	322
Morgan Stanley Mortgage Loan Trust Series 2006-3AR Class 2A3 5.511% due 03/25/36	890	506
Nomura Asset Acceptance Corp. (Þ) Series 2004-R1 Class A1 6.500% due 03/25/34	79	67
Series 2004-R2 Class A1 6.500% due 10/25/34	91	78
Novastar Home Equity Loan (Ê) Series 2007-1 Class A2A1 0.385% due 03/25/37	861	722
NovaStar Mortgage-Backed Notes (Ê) Series 2006-MTA Class 2A1A 0.475% due 09/25/46	736	322
Prime Mortgage Trust Series 2004-CL1 Class 1A2 (Ê) 0.685% due 02/25/34	112	91
Series 2004-CL1 Class 2A2 (Ê) 0.685% due 02/25/19	18	17
Series 2006-DR1 Class 2A1 (Þ) 5.500% due 05/25/35	2,000	1,573
Series 2006-DR1 Class 2A2 (Þ) 6.000% due 05/25/35	1,735	1,211
Residential Accredit Loans, Inc. Series 2004-QS5 Class A6 (Ê) 0.885% due 04/25/34	198	141
Series 2004-QS8 Class A4 (Ê) 0.685% due 06/25/34	359	300
Series 2005-QA1 Class 2A1 5.814% due 12/25/35	1,124	508
Series 2005-QA1 Class A41 5.664% due 09/25/35	778	522
Series 2005-QA8 Class NB3 5.473% due 07/25/35	424	308
Series 2005-QO3 Class A1 (Ê) 0.685% due 10/25/45	821	423
Series 2006-QA1 Class A21 5.939% due 01/25/36	2,322	1,259

Russell Investment Grade Bond Fund	143

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-QO7 Class 3A2 (Ê) 0.490% due 09/25/46	1,340	327
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	904	611
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.735% due 02/25/34	409	336
Series 2007-A5 Class 2A3 6.000% due 05/25/37	304	187
Residential Funding Mortgage Securities I Series 2003-S5 Class 1A2 (Ê) 0.735% due 11/25/18	517	513
Series 2003-S14 Class A5 (Ê) 0.685% due 07/25/18	565	403
Series 2003-S20 Class 1A7 (Ê) 0.785% due 12/25/33	83	82
Series 2006-SA4 Class 2A1 6.120% due 11/25/36	1,091	696
Salomon Brothers Mortgage Securities VII, Inc. Series 2002-KEY Class A2 4.467% due 03/18/36	911	917
Series 2003-UP2 Class A1 4.000% due 12/25/18	186	180
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 2.114% due 05/20/34	352	216
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	58	61
Structured Adjustable Rate Mortgage Loan Trust (Ê) Series 2005-19X Class 1A1 0.605% due 10/25/35	472	243
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A2 0.539% due 07/19/35	269	179
Structured Asset Securities Corp. Series 2003-26A Class 3A5 4.452% due 09/25/33	720	536
Series 2004-21X Class 1A3 4.440% due 12/25/34	265	262
Series 2005-RF3 Class 1A (Ê)(Þ) 0.635% due 06/25/35	142	79
Series 2006-11 Class A1 (Þ) 4.400% due 10/25/35	211	141
Thornburg Mortgage Securities Trust Series 2003-2 Class A1 (Ê) 0.965% due 04/25/43	98	83
Series 2006-6 Class A1 (Ê) 0.395% due 11/25/46	314	282
Series 2007-4 Class 2A1 6.207% due 09/25/37	784	578
Series 2007-4 Class 3A1 6.190% due 09/25/37	680	493

	Principal Amount ($) or Shares	Market Value $
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A2 4.380% due 10/15/41	900	899
Series 2005-C22 Class A3 5.285% due 12/15/44	2,435	2,376
Series 2006-WL7 Class A1 (Ê)(Þ) 0.378% due 09/15/21	176	127
Series 2007-C33 Class A2 5.860% due 02/15/51	1,700	1,712
Series 2007-WHL Class A1 (Ê)(Þ) 0.368% due 06/15/20	150	112
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	350	206
Series 2007-OA2 Class 2A (Ê) 2.139% due 01/25/47	473	192
Washington Mutual Mortgage Pass Through Certificates Series 2003-S9 Class A2 (Ê) 0.835% due 10/25/33	375	369
Series 2005-AR1 Class 1A1 4.823% due 10/25/35	479	382
Series 2005-AR1 Class A1A1 (Ê) 0.575% due 10/25/45	646	370
Series 2005-AR1 Class A1A2 (Ê) 0.565% due 11/25/45	690	364
0.575% due 12/25/45	355	175
Series 2005-AR6 Class B3 (Ê) 0.945% due 04/25/45	452	19
Series 2006-AR1 Class 1A1A (Ê) 2.410% due 01/25/46	393	177
Series 2007-HY3 Class 4B1 5.324% due 03/25/37	408	40
Series 2007-HY4 Class 1A1 (Ê) 5.462% due 04/25/37	383	243
Wells Fargo Mortgage Backed Securities Trust Series 2004-CC Class A1 (Ê) 4.941% due 01/25/35	493	448
Series 2006-2 Class 2A3 5.500% due 03/25/36	781	671
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	525	417
Series 2006-AR7 Class 2A4 (Ê) 5.612% due 05/25/36	795	638
Series 2006-AR8 Class 2A3 5.241% due 04/25/36	182	138
Series 2007-8 Class 1A16 6.000% due 07/25/37	809	565
Series 2007-10 Class 2A5 6.250% due 07/25/37	370	282

		586,986

Municipal Bonds - 1.2%
New York State Housing Finance Agency Revenue Bonds 5.000% due 03/15/32	6,300	6,341

144	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41		300	297
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32		280	179
State of California General Obligation Unlimited 7.500% due 04/01/34		100	103
5.650% due 04/01/39 (Ê)		100	101
7.550% due 04/01/39		1,495	1,546
State of Texas General Obligation Unlimited 4.750% due 04/01/35		300	288
Tobacco Settlement Authority of Iowa Revenue Bonds 6.500% due 06/01/23		80	59
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds 7.467% due 06/01/47		485	328
University of California Revenue Bonds 5.250% due 05/15/39		2,200	2,228

			11,470

Non-US Bonds - 0.5%
Bundesrepublik Deutschland Series 04 3.750% due 01/04/15	EUR	1,040	1,569
Canadian Government Bond 4.000% due 12/01/31	CAD	176	230
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	400	580
LeasePlan Corp. NV 3.125% due 02/10/12	EUR	700	1,021
Poland Government Bond Series 1013 5.000% due 10/24/13	PLN	2,540	862
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	400	574

			4,836

United States Government Agencies - 3.1%
Fannie Mae 5.250% due 08/01/12 (Ñ)		330	349
4.625% due 10/15/13 (Ñ)		2,035	2,207
5.375% due 06/12/17		85	95
6.625% due 11/15/30		185	232
6.210% due 08/06/38		275	317
Federal Farm Credit Bank 5.125% due 08/25/16		310	334
Federal Home Loan Bank 5.375% due 05/15/19		315	350
5.125% due 08/15/19		330	354
Federal Home Loan Bank Discount Notes (Ñ) 5.625% due 06/11/21		1,070	1,187
Federal Home Loan Banks (Ñ) 1.625% due 07/27/11		940	947

	Principal Amount ($) or Shares	Market Value $
Series VB15 5.000% due 12/21/15	820	889
Federal Home Loan Mortgage Corp. 5.125% due 08/23/10	1,820	1,905
1.625% due 04/26/11	100	101
1.125% due 06/01/11	1,900	1,900
2.125% due 03/23/12 (Ñ)	5,600	5,663
1.750% due 06/15/12	515	514
3.000% due 07/28/14	1,440	1,454
3.750% due 03/27/19 (Ñ)	245	243
5.625% due 11/23/35	1,240	1,262
Federal National Mortgage Association 2.750% due 03/13/14	70	70
Zero coupon due 07/05/14	1,235	1,033
5.000% due 04/26/17	1,315	1,329
5.625% due 07/15/37	80	87
Financing Corp. Series 1P Zero coupon due 05/11/18	380	254
Series 7P Zero coupon due 08/03/18	290	191
Series 8P Zero coupon due 08/03/18	150	99
Series 11P Zero coupon due 02/08/18	100	68
Series 19P Zero coupon due 06/06/19	50	31
Series D-P Zero coupon due 09/26/19	20	12
Financing Corp. STRIP Series B-P Zero coupon due 04/06/18	300	202
Series D-P Zero coupon due 08/03/18	360	238
Series E-P Zero coupon due 11/02/18	360	234
Freddie Mac 5.250% due 07/18/11	200	216
5.050% due 01/26/15	690	758
5.000% due 04/18/17	3,400	3,721
4.875% due 06/13/18	200	217
6.750% due 03/15/31	50	64
Tennessee Valley Authority 6.150% due 01/15/38	345	392

		29,519

United States Government Treasuries - 7.2%
United States Treasury Principal only STRIPS Zero coupon due 05/15/18 (Ñ)	470	341
Zero coupon due 11/15/21 (Ñ)	4,801	2,818
Zero coupon due 11/15/27	2,690	1,183
United States Treasury Inflation Indexed Bonds 1.625% due 01/15/15 (Ñ)	56	56
2.000% due 01/15/16 (Ñ)	2,893	2,938
2.625% due 07/15/17 (Ñ)	206	220
2.375% due 01/15/25 (Ñ)	5,468	5,576

Russell Investment Grade Bond Fund	145

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

2.000% due 01/15/26 (Ñ)	399	387
2.375% due 01/15/27	382	390
1.750% due 01/15/28 (Ñ)	9,532	8,862
3.875% due 04/15/29	1,951	2,440
United States Treasury Notes 3.875% due 09/15/10 (Ñ)	1,120	1,161
1.125% due 06/30/11	600	601
1.000% due 07/31/11	3,000	2,993
1.375% due 05/15/12 (Ñ)	1,285	1,280
4.750% due 05/31/12 (Ñ)	5,755	6,269
1.500% due 07/15/12 (Ñ)	710	708
3.125% due 04/30/13	320	333
4.250% due 11/15/13 (Ñ)	5,645	6,110
12.500% due 08/15/14 (Ñ)	155	156
4.000% due 02/15/15	1,380	1,470
4.500% due 11/15/15 (Ñ)	2,230	2,427
2.375% due 03/31/16 (Ñ)	410	392
5.125% due 05/15/16 (Ñ)	3,045	3,429
3.250% due 07/31/16	1,260	1,267
3.500% due 02/15/18 (Ñ)	315	317
4.000% due 08/15/18	70	73
3.750% due 11/15/18 (Ñ)	270	275
3.125% due 05/15/19 (Ñ)	3,112	3,016
8.125% due 08/15/19 (Ñ)	810	1,110
7.125% due 02/15/23	855	1,120
6.875% due 08/15/25	2,235	2,934
6.000% due 02/15/26	1,030	1,245
6.375% due 08/15/27	390	493
5.375% due 02/15/31	5	6
4.500% due 02/15/36	480	495
4.500% due 05/15/38 (Ñ)	145	149
3.500% due 02/15/39 (Ñ)	116	100
4.250% due 05/15/39 (Ñ)	3,980	3,939

		69,079

Total Long-Term Investments (cost $1,076,270)		1,011,548

Preferred Stocks - 0.4%
Consumer Discretionary - 0.0%
Motors Liquidation Co.	31,725	95

Financial Services - 0.4%
American International Group, Inc. (Ñ)	32,300	258
DG Funding Trust (Å)	392	2,994
Federal Home Loan Mortgage Corp.	27,050	34
Federal National Mortgage Association (Ñ)	18,750	36
Federal National Mortgage Association (Ñ)	1,000	2
Preferred Blocker, Inc. (Þ)	26	12

		3,336

Total Preferred Stocks (cost $8,347)		3,431

	Notional Amount $	Market Value $
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Futures
Sep 2009 99.38 Put (18)	45	1

Total Options Purchased (cost $1)		1

	Principal Amount ($) or Shares
Short-Term Investments - 10.3%
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	120	123
Bear Stearns Cos. LLC (The) (Ê)(Ñ) 0.843% due 08/21/09	800	800
Citigroup Global Markets Deutschland AG for OAO Gazprom 10.500% due 10/21/09	700	710
Citigroup, Inc.
0.631% due 12/28/09 (Ê)	800	795
4.125% due 02/22/10	630	633
Continental Airlines, Inc. Series 99A2 7.056% due 09/15/09	450	446
Countrywide Home Loans, Inc. 4.125% due 09/15/09	970	972
Credit Agricole SA (Ê)(Þ) 0.714% due 05/28/10	600	597
Daimler Finance NA LLC 4.875% due 06/15/10	575	581
Deutsche Telekom International Finance BV 8.500% due 06/15/10	250	263
Federal Home Loan Bank Discount Notes (ç)(ž) Zero Coupon due 08/26/09	750	750
Federal National Mortgage Association Discount Notes (ç)(ž) Zero Coupon due 12/29/09	12,000	11,989
Ford Motor Credit Co. LLC 7.375% due 10/28/09	3,240	3,234
General Electric Capital Corp. (Ê) 0.580% due 01/20/10	600	600
GlaxoSmithKline Capital, Inc. (Ê) 1.545% due 05/13/10	2,700	2,715
GMAC, Inc. (Þ) 7.750% due 01/19/10	150	148
Goldman Sachs Group, Inc. (The) (Ñ) 4.500% due 06/15/10	1,010	1,039

146	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HSBC Finance Corp. 0.564% due 10/21/09 (Ê)	400	398
4.125% due 11/16/09 (Ñ)	765	769
0.719% due 03/12/10 (Ê)(Ñ)	700	693
Indymac Loan Trust (Ê) Series 2005-L1 Class A 0.485% due 06/25/10	395	319
KeyBank NA (Ê) Series BKNT 2.906% due 06/02/10	900	895
Korea Development Bank/Republic of Korea (Ê) 0.728% due 04/03/10	700	688
Lehman Brothers Holdings, Inc. (Ø) 2.911% due 08/21/09	400	68
2.951% due 05/25/10	300	51
Metropolitan Life Global Funding I (Ê)(Þ) 0.894% due 05/17/10	900	893
Morgan Stanley 3.006% due 05/14/10 (Ê)	1,100	1,109
Series MTN (Ê) 0.599% due 01/15/10	600	598
National Australia Bank, Ltd. (Ê)(Þ) 0.688% due 09/11/09	500	500
Russell Investment Company Russell Money Market Fund	60,580,215	60,580
Small Business Administration Series 1999-P10 Class 1 7.540% due 08/10/09	67	67
Security National Mortgage Loan Trust (Ê)(Þ) Series 2006-3A Class A1 0.565% due 10/25/09	295	200
TD NA, LP (Ê)(Ñ)(Þ) 0.728% due 10/15/09	2,800	2,792
Time Warner, Inc.(Ê) 1.150% due 11/13/09	400	399
UDR, Inc. Series MTNE 3.900% due 03/15/10	930	921
United States Treasury Bills (ž)(ç)(§)
0.150% due 08/20/09	260	260
0.162% due 08/20/09	295	295
0.134% due 09/03/09	259	259

Total Short-Term Investments (cost $99,820)		99,149

Repurchase Agreements - 0.1%
Agreement with JPMorgan Chase & Co. and the Bank of New York (Tri-Party) of $1,200 dated July 31, 2009, at 0.210% to be repurchased at $1,200 on August 3, 2009 collateralized by: $1,082 par various United States Treasury Obligations, valued at $1,220	1,200	1,200

Total Repurchase Agreements (cost $1,200)		1,200

	Principal Amount ($) or Shares	Market Value $
Other Securities - 7.7%
Russell Investment Company Russell Money Market Fund (×)	38,782,696	38,783
State Street Securities Lending Quality Trust (×)	35,723,619	35,153

Total Other Securities (cost $74,507)		73,936

Total Investments - 123.9% (identified cost $1,259,150)		1,189,265

Other Assets and Liabilities, Net - (23.9%)		(229,598)

Net Assets - 100.0%		959,667

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	147

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	7	EUR	1,734	12/09	13
Euribor Futures (Germany)	13	EUR	3,215	03/10	29
Eurodollar Futures (CME)	260	USD	64,678	09/09	1,407
Eurodollar Futures (CME)	287	USD	71,240	12/09	1,158
Eurodollar Futures (CME)	195	USD	48,270	03/10	942
Eurodollar Futures (CME)	143	USD	35,261	06/10	109
Eurodollar Futures (CME)	72	USD	8,841	09/10	37
Eurodollar Futures (CME)	127	USD	31,058	12/10	(59)
Eurodollar Futures (CME)	26	USD	6,336	03/11	(25)
Three Month Short Sterling Interest Rate Futures (UK)	1	GBP	124	12/09	8
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	493	03/10	5
Three Month Short Sterling Interest Rate Futures (UK)	8	GBP	981	06/10	4
Three Month Short Sterling Interest Rate Futures (UK)	8	GBP	976	09/10	—
Three Month Short Sterling Interest Rate Futures (UK)	8	GBP	970	12/10	(4)
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	483	03/11	(4)
United States Treasury 2 Year Notes	72	USD	15,594	09/09	(18)
United States Treasury 5 Year Notes	351	USD	40,499	09/09	2
United States Treasury 10 Year Notes	105	USD	12,315	09/09	(106)
United States Treasury 30 Year Bond	31	USD	3,689	09/09	3

Short Positions
United States Treasury 10 Year Notes	91	USD	10,673	09/09	(72)
United States Treasury 30 Year Bond	8	USD	952	09/09	(26)

					3,403

See accompanying notes which are an integral part of the financial statements.

148	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Eurodollar Futures
Sep 2009 99.25 Call (19)	USD	48	(13)
Mar 2010 99.00 Call (20)	USD	50	(15)
Sep 2009 98.50 Put (35)	USD	45	(1)
Sep 2009 99.00 Put (19)	USD	48	—
Sep 2009 99.12 Put (18)	USD	45	(1)
Mar 2010 98.75 Put (12)	USD	30	(6)
Mar 2010 98.87 Put (8)	USD	20	(5)

Swaptions
(Fund Receives/Fund Pays)
USD 4.400%/USD Three Month LIBOR
Aug 2009 0.00 Put (2)		4,000	—
USD 4.550%/USD Three Month LIBOR
Aug 2009 0.00 Put (2)		2,500	—

United States Treasury Bonds
Aug 2009 120.00 Call (20)	USD	20	(18)
Aug 2009 115.00 Put (12)	USD	12	(7)

United States Treasury notes
10 Year Futures Aug 2009 115.50 Call (22)	USD	22	(47)
Aug 2009 117.00 Call (16)	USD	16	(18)
Aug 2009 118.00 Call (13)	USD	13	(10)
Aug 2009 119.50 Call (2)	USD	2	(1)
Aug 2009 124.00 Call (11)	USD	11	—
Aug 2009 112.00 Put (8)	USD	8	—
Aug 2009 116.00 Put (63)	USD	63	(36)

Total Liability for Options Written (premiums received $249)			(178)

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	149

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	172	AUD	212	08/25/09	6
USD	501	BRL	1,028	08/04/09	50
USD	571	BRL	1,221	08/04/09	84
USD	616	BRL	1,324	08/04/09	93
USD	1,772	BRL	3,573	10/02/09	122
USD	340	CAD	372	08/04/09	6
USD	291	CAD	356	08/19/09	39
USD	486	CAD	594	08/19/09	65
USD	345	CAD	372	09/17/09	—
USD	124	JPY	11,962	08/04/09	2
USD	125	JPY	11,962	09/09/09	2
BRL	3,573	USD	1,794	08/04/09	(121)
CAD	372	USD	345	08/04/09	—
CAD	1,063	USD	868	08/19/09	(118)
EUR	1,006	USD	1,309	08/19/09	(125)
EUR	397	USD	565	09/04/09	(1)
GBP	8	USD	13	08/06/09	—
GBP	1,052	USD	1,738	08/06/09	(19)
JPY	11,962	USD	125	08/04/09	(2)
PLN	2,556	USD	723	08/19/09	(155)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(72)

See accompanying notes which are an integral part of the financial statements.

150	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	1,300	3.000%	Three Month LIBOR	12/16/11	27
Barclays Bank PLC	USD	339	Three Month LIBOR	4.524%	11/15/21	(16)
Barclays Bank PLC	USD	344	Three Month LIBOR	4.420%	11/15/21	(11)
Barclays Bank PLC	USD	661	Three Month LIBOR	4.540%	11/15/21	(32)
Barclays Bank PLC	USD	1,320	Three Month LIBOR	4.633%	11/15/21	(79)
BNP Paribas	EUR	1,200	Consumer Price Index (France)	2.090%	10/15/10	73
Deutsche Bank	AUD	300	0.045	Three Month BBSW	06/15/11	(1)
Deutsche Bank	GBP	900	5.000%	Six Month LIBOR	03/18/14	93
Deutsche Bank	GBP	2,300	5.000%	Six Month LIBOR	03/18/14	238
Goldman Sachs	GBP	800	6.000%	Six Month LIBOR	12/19/09	24
Goldman Sachs	GBP	200	5.000%	Six Month LIBOR	09/17/13	20
Goldman Sachs	USD	8,000	3.500%	Three Month LIBOR	06/24/16	75
Merrill Lynch	GBP	5,700	4.500%	Six Month LIBOR	09/20/09	34
Morgan Stanley	USD	1,800	4.000%	Three Month LIBOR	06/17/11	87
Royal Bank of Scotland	GBP	500	5.100%	Six Month LIBOR	09/15/13	55
UBS	AUD	5,800	4.500%	Three Month LIBOR	06/15/11	(30)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $64						557

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Arrow Electronics, Inc.	Citgroupglobal Markets, Inc.	0.066	USD	340	(0.820%	)	03/20/14	(2)
Berkshire Hathaway	Deutsche Bank	0.170	USD	2,900	(1.000%	)	03/20/13	(69)
Centex Corp.	Deutsche Bank	0.111	USD	850	(4.400%	)	12/20/13	(114)
Darden Restaurants, Inc	Citgroupglobal Markets, Inc.	0.109	USD	225	(2.730%	)	03/20/14	(16)
Darden Restaurants, Inc	Deutsche Bank	0.109	USD	950	(2.250%	)	03/20/14	(48)
Gaz Capital for Gazprom	Chase Securities Inc.	0.405	USD	200	0.970%		10/20/12	(18)
Gaz Capital for Gazprom	Chase Securities Inc.	0.405	USD	200	1.020%		10/20/12	(18)
Gaz Capital for Gazprom	Morgan Stanley	0.405	USD	100	2.180%		02/20/13	(6)
GE Capital Corp.	Citibank	0.258	USD	1,000	5.000%		06/20/11	44
GE Capital Corp.	Credit Suisse First Boston	0.243	USD	600	6.550%		12/20/10	34
GE Capital Corp.	Deutsche Bank	0.266	USD	1,425	1.070%		12/20/12	(70)
GE Capital Corp.	Deutsche Bank	0.262	USD	200	1.500%		09/20/11	(5)
GE Capital Corp.	Pershing LLC 1st Rebublic P.B. CNS	0.222	USD	200	0.830%		12/20/09	(1)
GE Capital Corp.	Royal Bank of Scotland	0.221	USD	300	1.100%		09/20/09	—
GE Capital Corp.	Royal Bank of Scotland	0.222	USD	1,900	1.150%		12/20/09	(8)
GE Capital Corporation	Deutsche Bank	0.222	USD	300	5.000%		12/20/09	3
Hewelett-Packard Company	Citgroupglobal Markets, Inc.	0.031	USD	340	(0.720%	)	03/20/14	(6)
Home Depot, Inc.	Citgroupglobal Markets, Inc.	0.065	USD	1,095	(2.670%	)	03/20/14	(97)
Kohl’s	Deutsche Bank	0.084	USD	260	(1.000%	)	12/20/14	(2)
Kohl’s	Morgan Stanley	0.084	USD	260	(1.000%	)	12/20/14	(2)
Lowe’s Cos., Inc.	Citgroupglobal Markets, Inc.	0.050	USD	1,140	(1.200%	)	03/20/14	(35)
Metlife, Inc.	Deutsche Bank	0.329	USD	1,500	2.050%		03/20/13	(60)
Metlife, Inc.	UBS	0.329	USD	1,500	2.050%		03/20/13	(60)
Mexico Government International Bond	Credit Suisse Financial Products	0.064	USD	1,000	2.950%		12/20/09	9
Nordstrom, Inc.	Deutsche Bank	0.161	USD	525	(2.10%	)	03/20/14	(11)
Prudential	Deutsche Bank	0.327	USD	1,500	2.300%		03/20/13	(47)
Prudential	UBS	0.327	USD	1,500	2.300%		03/20/13	(47)

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	151

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Pulte Homes, Inc.	JP Morgan	0.186	USD	1,800	(2.550%	)	12/20/13	(50)
SLM Corp.	Citibank	1.739	USD	900	5.600%		09/20/09	(15)
SLM Corp.	JP Morgan	1.137	USD	900	4.300%		03/20/13	(161)
Target Corp	Credit Suisse First Boston	0.065	USD	260	(1.000%	)	12/20/14	(4)
Target Corp	Deutsche Bank	0.065	USD	260	(1.000%	)	12/20/14	(4)
Wachovia	JP Morgan	0.090	USD	2,700	3.020%		03/20/13	198
Wells Fargo	Deutsche Bank	0.090	USD	100	(1.000%	)	09/20/13	—

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - ($59)								(688)

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	2,500	0.760%		01/25/38	(1,655)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	2,750	0.090%		08/25/37	(1,858)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	1,274	0.170%		05/25/46	(1,178)
CMBX AJ Index	Bank of America	USD	270	(0.840%	)	10/12/52	74
CMBX AJ Index	Barclays Bank PLC	USD	1,600	(0.840%	)	10/12/52	439
CMBX AJ Index	Barclays Bank PLC	USD	1,600	(0.840%	)	10/12/52	439
CMBX AJ Index	Barclays Bank PLC	USD	2,420	(0.840%	)	10/12/52	664
CMBX AJ Index	Credit Suisse First Boston	USD	865	(0.840%	)	10/12/52	237
Dow Jones CDX Index	Chase Securities Inc.	USD	400	1.120%		12/20/12	5
Dow Jones CDX Index	Deutsche Bank	USD	1,556	0.708%		12/20/12	19
Dow Jones CDX Index	Goldman Sachs	USD	292	0.548%		12/20/17	(12)
Dow Jones CDX Index	Goldman Sachs	USD	1,300	1.120%		12/20/12	15
Dow Jones CDX Index	JP Morgan	USD	681	0.553%		12/20/17	(28)
Dow Jones CDX Index	Morgan Stanley	USD	5,542	0.771%		12/20/12	79
Dow Jones CDX Index	Morgan Stanley	USD	600	0.963%		12/20/12	4

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($1,700)							(2,756)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($1,759)							(3,444)

See accompanying notes which are an integral part of the financial statements.

152	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$48,998,132	$1,096,299	$50,094,432	5.2
Corporate Bonds and Notes	—	216,208,910	—	216,208,910	22.5
International Debt	—	43,354,536	—	43,354,536	4.5
Mortgage-Backed Securities	—	586,775,715	210,687	586,986,402	61.2
Municipal Bonds	—	11,469,795	—	11,469,795	1.2
Non-US Bonds	—	4,835,698	—	4,835,698	0.5
United States Government Agencies	—	29,519,136	—	29,519,136	3.1
United States Government Treasuries	—	69,079,059	—	69,079,059	7.2
Preferred Stocks	3,431,135	—	—	3,431,135	0.4
Options Purchased	1,125	—	—	1,125	—
Short-Term Investments	60,580,215	38,568,721	—	99,148,936	10.3
Repurchase Agreements	—	1,200,000	—	1,200,000	0.1
Other Securities	38,782,695	35,152,828	—	73,935,523	7.7

Total Investments	102,795,170	1,085,162,530	1,306,986	1,189,264,687	123.9

Other Assets and Liabilities, Net					(23.9)

					100.0

Futures Contracts	3,402,520	—	—	3,402,520
Options Written	(178,459)	—	—	(178,459)
Foreign Currency Exchange Contracts	—	(72,361)	—	(72,361)
Credit Default Swaps	—	(1,684,631)	—	(1,684,631)
Interest Rate Swaps	—	418,778	73,887	492,665

Total Other Financial Instruments**	3,224,061	(1,338,214)	73,887	1,959,734

Total	$106,019,231	$1,083,824,316	$1,380,873	$1,191,224,421

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending July 31, 2009 were as follows:

Russell Short Duration Bond Fund

Balance as of 11/01/08	$4,393,141
Accrued discounts/(premiums)	351
Realized gain/(loss)	(137,063)
Net change in unrealized appreciation/(depreciation) from investments still held as of 07/31/09	(311,386)
Net purchases (sales)	(1,952,754)
Net transfers in and/or out of Level 3	(611,416)

Balance as of 07/31/09	$1,380,873

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	153

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 92.5%
Asset-Backed Securities - 11.5%
American Express Credit Account Master Trust (Ê) Series 2005-4 Class A 0.358% due 01/15/15	1,388	1,334
Series 2007-7 Class A 0.328% due 02/17/15	3,000	2,877
AmeriCredit Automobile Receivables Trust Series 2009-1 Class A2 2.260% due 05/15/12	700	700
Ameriquest Mortgage Securities, Inc. (Ê) Series 2005-R10 Class A2B 0.505% due 12/25/35	642	546
Asset Backed Securities Corp. Home Equity (Ê) Series 2002-HE1 Class M1 1.938% due 03/15/32	552	352
Series 2004-HE6 Class A1 0.560% due 09/25/34	160	104
Atlantic City Electric Transition Funding LLC Series 2003-1 Class A2 4.460% due 10/20/16	1,505	1,574
Bear Stearns Asset Backed Securities Trust (Ê) Series 2007-HE7 Class 1A1 1.285% due 08/25/37	548	299
Capital Auto Receivables Asset Trust Series 2008-2 Class A3A 4.680% due 10/15/12	500	516
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A (Ê) 0.368% due 09/15/15	1,365	1,284
Series 2008-A5 Class A5 4.850% due 02/18/14	2,225	2,300
Carrington Mortgage Loan Trust (Ê) Series 2005-NC5 Class A2 0.605% due 10/25/35	435	378
Series 2006-NC5 Class A1 0.335% due 01/25/37	403	358
Cendant Timeshare Receivables Funding LLC (þ) Series 2004-1A Class A1 3.670% due 05/20/16	29	23
Centex Home Equity Series 2003-C Class AF4 4.960% due 04/25/32	110	79
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2001-4 Class 1A6 6.241% due 01/25/13	13	11
Chase Issuance Trust Series 2005-A10 Class A10 4.650% due 12/17/12	140	145
Series 2005-A7 Class A7 4.550% due 03/15/13	1,095	1,136

	Principal Amount ($) or Shares	Market Value $
Series 2006-B1 Class B1 (Ê) 0.438% due 04/15/13	320	304
Series 2007-A9 Class A9 (Ê) 0.318% due 06/16/14	3,700	3,598
Series 2008-A9 Class A9 4.260% due 05/15/13	555	575
Series 2009-A2 Class A2 (Ê) 1.838% due 04/15/14	1,540	1,564
CIT Marine Trust Series 1999-A Class A4 6.250% due 11/15/19	220	199
Citibank Credit Card Issuance Trust Series 2007-A5 Class A5 5.500% due 06/22/12	2,175	2,251
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF1 Class A2 4.490% due 02/25/35	273	256
Community Program Loan Trust Series 1987-A Class A4 4.500% due 10/01/18	1,010	1,011
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A (Ê) 0.765% due 12/25/31	78	34
Series 2005-1 Class AF4 5.147% due 07/25/35	655	451
Series 2005-4 Class AF3 4.456% due 10/25/35	95	88
Series 2006-3 Class 2A2 (Ê) 0.465% due 06/25/36	406	277
Series 2006-15 Class A3 5.689% due 10/25/46	75	33
Series 2006-16 Class 2A1 (Ê) 0.335% due 12/25/46	18	17
Daimler Chrysler Auto Trust Series 2006-C Class A4 4.980% due 11/08/11	1,550	1,580
Series 2008-A Class A3A 3.700% due 06/08/12	600	608
Discover Card Master Trust Series 1996-4 Class A (Ê) 0.663% due 10/16/13	1,180	1,154
Series 2005-4 Class A2 (Ê) 0.378% due 06/16/15	405	382
Series 2006-3 Class A1 (Ê) 0.318% due 03/15/14	205	198
Series 2008-A3 Class A3 5.100% due 10/15/13	3,500	3,627
Series 2008-A4 Class A4 5.650% due 12/15/15	630	664
Dunkin Securitization (þ) Series 2006-1 Class A2 5.779% due 06/20/31	375	354
E-Trade RV and Marine Trust Series 2004-1 Class A3 3.620% due 10/08/18	542	529
Equity One ABS, Inc. Series 2003-4 Class M1 5.369% due 10/25/34	892	692

154	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-50 Class A6 3.614% due 09/27/12	108	107
Ford Credit Auto Owner Trust (Ê) Series 2008-B Class A2 1.488% due 12/15/10	453	454
Fremont Home Loan Trust (Ê) Series 2006-E Class 2A1 0.345% due 01/25/37	240	154
GE Corporate Aircraft Financing LLC (Ê)(þ) Series 2004-1A Class B 1.135% due 01/25/18	90	81
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 0.325% due 08/25/36	45	31
GMAC Mortgage Corp. Loan Trust Series 2004-GH1 Class A2 4.390% due 12/25/25	60	57
Series 2007-HE2 Class A2 6.054% due 12/25/37	280	118
GSAMP Trust (Ê) Series 2004-SEA Class A2A 0.575% due 03/25/34	51	51
Series 2007-FM1 Class A2A 0.355% due 12/25/36	343	180
Harley-Davidson Motorcycle Trust Series 2007-3 Class A4 5.520% due 11/15/13	2,000	2,057
Series 2009-2 Class A2 2.130% due 07/15/12	315	315
Series 2009-2 Class A3 2.850% due 03/15/14	880	879
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 0.579% due 01/20/34	253	204
Honda Auto Receivables Owner Trust Series 2008-1 Class A2 3.770% due 09/20/10	541	544
Series 2009-2 Class A3 2.790% due 01/15/13	925	932
Household Credit Card Master Note Trust I (Ê) Series 2007-1 Class A 0.338% due 04/15/13	750	733
Series 2007-2 Class A 0.838% due 07/15/13	3,860	3,733
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.565% due 10/25/34	20	13
Mastr Asset Backed Securities Trust (Ê) Series 2006-HE5 Class A1 0.345% due 11/25/36	153	144
Nissan Auto Receivables Owner Trust Series 2008-A Class A3 3.890% due 08/15/11	430	436

	Principal Amount ($) or Shares	Market Value $
Series 2009-A Class A3 3.200% due 02/15/13	565	573
Popular ABS Mortgage Pass-Through Trust Series 2005-5 Class AF2 4.973% due 11/25/35	60	59
Railcar Leasing LLC (þ) Series 1997-1 Class A2 7.125% due 01/15/13	583	577
Renaissance Home Equity Loan Trust Series 2005-4 Class A3 5.565% due 02/25/36	150	141
Series 2006-3 Class AF2 5.580% due 11/25/36	259	224
SBI Heloc Trust (Ê)(þ) Series 2006-1A Class 1A2A 0.455% due 08/25/36	127	115
SLM Student Loan Trust (Ê) Series 2006-9 Class A2 0.504% due 04/25/17	171	171
Series 2008-2 Class A1 0.804% due 01/26/15	70	69
Series 2008-7 Class A2 1.004% due 10/25/17	2,600	2,535
TIAA Retail Commercial Trust (þ) Series 2001-C1A Class A4 6.680% due 06/19/31	13	13
USAA Auto Owner Trust Series 2006-2 Class A4 5.370% due 02/15/12	437	448
Series 2008-2 Class A3 4.640% due 10/15/12	385	397
Volkswagen Auto Loan Enhanced Trust Series 2008-1 Class A3 4.500% due 07/20/12	2,000	2,056
Washington Mutual Master Note Trust (þ) Series 2007-B1 Class B1 4.950% due 03/17/14	990	988
World Omni Auto Receivables Trust Series 2009-A Class A3 3.330% due 05/15/13	495	502

		54,553

Corporate Bonds and Notes - 22.9%
Abbott Laboratories 5.600% due 05/15/11	160	171
Aetna, Inc. 7.875% due 03/01/11	200	214
AIG SunAmerica Global Financing VI (þ) 6.300% due 05/10/11	1,500	1,437
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	209
Alltel Corp. 7.000% due 07/01/12	1,280	1,420
AMB Property, LP 6.300% due 06/01/13	650	606

Russell Short Duration Bond Fund	155

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Airlines Pass Through Trust 2001-01 Series 01-1 6.817% due 11/23/12	370	302
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	304
American Express Centurion Bank Series BKNT 5.200% due 11/26/10	500	508
American Express Credit Corp. 0.489% due 12/02/10 (Ê)	500	479
Series C 7.300% due 08/20/13	1,535	1,639
Series MTNB (Ê) 0.454% due 10/04/10	500	482
American Express Travel Related Services Co., Inc. (þ) 5.250% due 11/21/11	2,020	2,035
American International Group, Inc. 4.700% due 10/01/10	1,950	1,668
4.950% due 03/20/12	100	69
Series WI 8.250% due 08/15/18	100	59
Ameriprise Financial, Inc. 5.350% due 11/15/10	20	20
Anheuser-Busch InBev Worldwide, Inc. (þ) 7.200% due 01/15/14	500	556
AT&T Corp. 7.300% due 11/15/11	455	505
AT&T Mobility LLC 6.500% due 12/15/11	310	337
AT&T, Inc. 4.950% due 01/15/13	1,500	1,584
Bank of America Corp. (ƒ) 8.000% due 12/29/49	95	81
Bank One Corp. 5.900% due 11/15/11	1,360	1,436
Baxter International, Inc. 4.000% due 03/01/14	100	104
BB&T Corp. 3.850% due 07/27/12	320	322
Bear Stearns Cos. LLC (The) 6.400% due 10/02/17	520	556
Berkshire Hathaway Finance Corp. (þ) 4.000% due 04/15/12	440	455
Best Buy Co., Inc. 6.750% due 07/15/13	205	215
Boston Scientific Corp. 6.400% due 06/15/16	390	380
Capmark Financial Group, Inc. 7.375% due 05/10/12	85	21
Carolina Power & Light Co. 5.300% due 01/15/19	415	442
CenterPoint Energy Houston Electric LLC Series U 7.000% due 03/01/14	325	356

	Principal Amount ($) or Shares	Market Value $
Chesapeake Energy Corp. 9.500% due 02/15/15	255	271
CIT Group, Inc. (Ê) 1.170% due 02/13/12	830	444
Citigroup Funding, Inc. 2.250% due 12/10/12	4,900	4,913
Citigroup, Inc. 5.100% due 09/29/11	1,200	1,188
2.125% due 04/30/12	800	804
5.625% due 08/27/12	200	194
5.500% due 04/11/13	700	692
Commonwealth Bank of Australia (Ê)(Å) 0.925% due 07/12/13	4,600	4,582
Commonwealth Edison Co. Series 98 6.150% due 03/15/12	250	268
ConocoPhillips 4.600% due 01/15/15	625	662
Constellation Brands, Inc. Series B 8.125% due 01/15/12	425	429
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	640	643
Danske Bank A/S (Å) 2.500% due 05/10/12	200	201
Delta Air Lines, Inc. Series 00A2 7.570% due 11/18/10	680	656
Deutsche Bank AG 4.875% due 05/20/13	270	282
Devon Energy Corp. 5.625% due 01/15/14	615	659
Discover Financial Services Series WI 10.250% due 07/15/19	430	453
Dolphin Energy, Ltd. (þ) 5.888% due 06/15/19	500	499
Dominion Resources, Inc. Series B 6.250% due 06/30/12	350	378
Dr Pepper Snapple Group, Inc. 6.120% due 05/01/13	500	536
E*TRADE Financial Corp. 12.500% due 11/30/17	507	498
Ecopetrol SA (Å) 7.625% due 07/23/19	790	826
EI Du Pont de Nemours & Co. 5.875% due 01/15/14	190	210
Enterprise Products Operating LLC 4.600% due 08/01/12	700	721
Express Scripts, Inc. 6.250% due 06/15/14	290	316
Farmers Insurance Exchange (þ) 6.000% due 08/01/14	50	42
Financing Corp. Series 13 Zero Coupon due 06/27/13	830	722

156	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ford Motor Credit Co. LLC 9.875% due 08/10/11	245	243
3.260% due 01/13/12 (Ê)	300	255
Series WI 9.750% due 09/15/10	100	100
Fortune Brands, Inc. 5.125% due 01/15/11	350	356
FPL Group Capital, Inc. 5.625% due 09/01/11	240	257
General Electric Capital Corp. 5.900% due 05/13/14	505	537
5.625% due 05/01/18	1,480	1,494
Series GMTN 2.000% due 09/28/12	500	501
Series MTNA 5.450% due 01/15/13	1,210	1,261
General Mills, Inc. 5.650% due 09/10/12	415	451
GMAC, Inc. 6.000% due 12/15/11	100	89
7.500% due 12/31/13 (þ)	100	85
Goldman Sachs Capital II (ƒ) 5.793% due 12/29/49	750	525
Goldman Sachs Group, Inc. (The) 3.625% due 08/01/12	1,135	1,155
5.450% due 11/01/12	410	438
Goodyear Tire & Rubber Co. (The) 8.625% due 12/01/11	455	461
HCA, Inc. (þ) 8.500% due 04/15/19 (Þ)	135	138
7.875% due 02/15/20 (Å)	350	344
Hewlett-Packard Co. 4.250% due 02/24/12	330	347
IBM International Group Capital LLC 5.050% due 10/22/12	335	359
International Lease Finance Corp. 5.450% due 03/24/11	105	83
5.750% due 06/15/11	125	99
6.375% due 03/25/13	1,900	1,322
Jabil Circuit, Inc. 7.750% due 07/15/16	175	168
Jackson National Life Fund LLC 1.282% due 08/06/11	2,600	2,345
John Deere Capital Corp. 4.900% due 09/09/13	650	689
JPMorgan Chase & Co. 4.850% due 06/16/11	1,160	1,212
4.750% due 05/01/13	1,840	1,922
6.300% due 04/23/19	395	429
Series 1 (ƒ) 7.900% due 04/29/49	620	589
JPMorgan Chase Bank NA (Ê) 0.959% due 06/13/16	1,400	1,143
Kansas City Southern Railway 13.000% due 12/15/13	125	140
KBC Bank Funding Trust III (ƒ)(Þ) 9.860% due 11/29/49	650	338

	Principal Amount ($) or Shares	Market Value $
LaBranche & Co., Inc. 11.000% due 05/15/12	225	208
Lehman Brothers Holdings Capital Trust VII (ƒ)(Ø)(Æ) 5.857% due 11/29/49	270	—
Lehman Brothers Holdings, Inc. 1.000% due 04/05/11 (Ø)(Æ)	10	2
Marathon Oil Corp. 6.500% due 02/15/14	150	165
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	840	841
Medco Health Solutions, Inc. 6.125% due 03/15/13	485	516
7.250% due 08/15/13	370	408
Medtronic, Inc. 4.500% due 03/15/14	270	285
Merrill Lynch & Co., Inc. 0.704% due 07/25/11 (Ê)	500	477
Series MTNB 4.500% due 11/04/10	295	299
MetLife, Inc. 6.400% due 12/15/66	90	71
Metropolitan Life Global Funding I (Þ) 5.125% due 04/10/13	2,295	2,340
Microsoft Corp. 4.200% due 06/01/19	1,000	1,009
Miller Brewing Co. (Þ) 5.500% due 08/15/13	445	462
Morgan Stanley 6.000% due 05/13/14	790	843
Motorola, Inc. 5.375% due 11/15/12	300	294
Motors Liquidation Co. (Ø)(Æ) 8.100% due 06/15/24	300	42
Nationwide Life Global Funding I (Ê)(Þ) 1.060% due 08/27/10	1,570	1,569
0.729% due 12/14/10	780	751
NB Capital Trust IV 8.250% due 04/15/27	360	311
Northrop Grumman Corp. 3.700% due 08/01/14	270	272
Nuveen Investments, Inc. 5.000% due 09/15/10	900	877
ONEOK Partners, LP 5.900% due 04/01/12	800	841
PACCAR, Inc. 6.875% due 02/15/14	700	775
Pacific Gas & Electric Co. 4.200% due 03/01/11	480	496
Pacific Life Global Funding (Þ) 5.150% due 04/15/13	900	900
PE Paper Escrow (Å) 12.000% due 08/01/14	200	191
Pemex Project Funding Master Trust 5.750% due 03/01/18	650	640
Pfizer, Inc. 4.450% due 03/15/12	490	519

Russell Short Duration Bond Fund	157

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Philip Morris International, Inc. 4.875% due 05/16/13	3,250	3,434
6.875% due 03/17/14	380	432
Pricoa Global Funding I (Ê)(Þ) 0.591% due 01/30/12	200	188
0.801% due 09/27/13	200	155
Principal Life Income Funding Trusts 5.300% due 04/24/13	200	202
Procter & Gamble Co. 4.600% due 01/15/14	1,365	1,459
Protective Life Secured Trusts (Ê) 0.462% due 11/09/10	1,600	1,425
Prudential Financial, Inc. 6.200% due 01/15/15	310	319
Qwest Corp. 7.875% due 09/01/11	650	663
Regions Financial Corp. (Ê) 0.774% due 06/26/12	1,200	997
Roche Holdings, Inc. (Þ) 5.000% due 03/01/14	325	346
6.000% due 03/01/19	1,000	1,109
SLM Corp. (Ê) 0.734% due 10/25/11	200	153
Sovereign Bancorp, Inc. 4.800% due 09/01/10	160	157
Sun Life Financial Global Funding, LP (Ê)(Þ) 0.664% due 07/06/11	1,300	1,174
SunTrust Banks, Inc. 5.250% due 11/05/12	2,150	2,153
Textron Financial Corp. (Ê) 0.791% due 02/25/11	1,350	1,211
Time Warner Cable, Inc. 8.250% due 02/14/14	935	1,085
Transcontinental Gas Pipe Line Corp. Series B 7.000% due 08/15/11	600	645
Union Pacific Corp. 6.500% due 04/15/12	690	739
Union Planters Corp. 7.750% due 03/01/11	1,060	1,031
United Technologies Corp. 7.125% due 11/15/10	270	289
Verizon Communications, Inc. 4.350% due 02/15/13	1,955	2,029
Viacom, Inc. 5.750% due 04/30/11	675	705
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	755	495
Wachovia Corp. 5.500% due 05/01/13	1,100	1,153
Wal-Mart Stores, Inc. 4.250% due 04/15/13	300	313
Walt Disney Co. (The) 4.500% due 12/15/13	385	408
WellPoint Health Networks, Inc. 6.375% due 01/15/12	471	497

	Principal Amount ($) or Shares	Market Value $
Wells Fargo & Co. 4.375% due 01/31/13	725	742
Series K (ƒ) 7.980% due 03/29/49	5,715	4,943
XTO Energy, Inc. 4.625% due 06/15/13	355	364

		108,355

International Debt - 5.0%
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	200	208
Banco Nacional de Desenvolvimento Economico e Social (Þ) 6.500% due 06/10/19	660	668
Bank of Scotland PLC (Ê)(Þ) 0.689% due 12/08/10	600	573
BHP Billiton Finance USA, Ltd. 5.500% due 04/01/14	200	217
Catalyst Paper Corp. Series D 8.625% due 06/15/11	210	122
Colombia Government International Bond 7.375% due 03/18/19	570	618
Corp. Andina de Fomento 8.125% due 06/04/19	515	568
Export-Import Bank of Korea 5.875% due 01/14/15	885	892
Galaxy Entertainment Finance Co., Ltd. (Þ) 9.875% due 12/15/12	350	333
Gaz Capital SA (Þ) 7.510% due 07/31/13	600	610
Husky Energy, Inc. 5.900% due 06/15/14	785	844
Hutchison Whampoa International Ltd. (Þ) 7.625% due 04/09/19	645	738
ING Bank NV (Þ) 2.625% due 02/09/12	3,400	3,441
3.900% due 03/19/14	300	306
Kansas City Southern de Mexico SA de CV 9.375% due 05/01/12	200	197
12.500% due 04/01/16 (Þ)	100	107
Norske Skogindustrier ASA (Þ) 6.125% due 10/15/15	215	127
7.125% due 10/15/33	100	51
Petrobras International Finance Co. 7.875% due 03/15/19	590	655
Poland Government International Bond 6.375% due 07/15/19	550	570
Province of Ontario Canada 4.100% due 06/16/14	1,800	1,873
Quebecor World Capital Corp. (Ø)(Æ) 6.125% due 11/15/13	70	6
4.875% due 11/15/48	205	17
Republic of Turkey 7.500% due 07/14/17	360	381
Rio Tinto Finance USA, Ltd. 5.875% due 07/15/13	875	927

158	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Royal Bank of Scotland Group PLC 6.375% due 02/01/11	800	801
0.854% due 04/08/11 (Ê)(Þ)	1,500	1,498
Sappi Papier Holding AG (Þ) 6.750% due 06/15/12	440	355
South Africa Government International Bond 6.875% due 05/27/19	650	710
Swedish Housing Finance Corp. (Å) 3.125% due 03/23/12	1,500	1,531
TransCapitalInvest, Ltd. for OJSC AK Transneft 7.700% due 08/07/13 (Þ)	1,100	1,107
5.670% due 03/05/14 (Þ)	365	339
Series REGS 5.670% due 03/05/14	130	121
Transocean, Inc. 5.250% due 03/15/13	550	580
Tyco Electronics Group SA 6.000% due 10/01/12	760	761
Woori Bank (Å) 7.000% due 02/02/15	440	448
XL Capital, Ltd. 5.250% due 09/15/14	165	149
Series E (ƒ) 6.500% due 12/31/49	530	315

		23,764

Loan Agreements - 0.5%
Energy Future Holdings Corp., Term Loan B 2 3.785% due 10/10/14	3	2
3.802% due 10/10/14	332	256
First Data Corp., Term Loan B 3.035% due 09/24/14	719	607
Ford Motor Company Co., Term Loan 3.290% due 12/15/13	34	56
3.510% due 12/15/13	490	811
Idearc, Inc., Term Loan B 6.250% due 11/17/14	236	108
Newsday Corp., Fixed Rate Term Loan 9.750% due 07/09/13	275	278
OSI Restaurant Partners, LLC, Revolver 2.625% due 06/14/14	133	101
2.879% due 06/14/14	7	5
OSI Restaurant Partners, LLC, Term Loan B 2.625% due 06/14/14	1	—

		2,224

Mortgage-Backed Securities - 40.5%
American Home Mortgage Investment Trust (Ê) Series 2004-3 Class 5A 4.290% due 10/25/34	1,057	739
Series 2004-4 Class 4A 4.390% due 02/25/45	343	270

	Principal Amount ($) or Shares	Market Value $
Asset Securitization Corp. Series 1997-D5 Class A3 6.959% due 02/14/43	145	154
Banc of America Commercial Mortgage, Inc. Series 2000-1 Class A2A 7.333% due 11/15/31	71	71
Series 2003-1 Class SBB (Þ) 5.860% due 03/11/32	200	221
Series 2003-1 Class SBC (Þ) 5.790% due 03/11/32	577	636
Series 2003-1 Class SBE (Þ) 6.770% due 03/11/32	808	915
Series 2004-3 Class A3 4.875% due 06/10/39	7	7
Series 2004-4 Class A3 4.128% due 07/10/42	69	69
Series 2006-2 Class A4 5.929% due 05/10/45	400	357
Series 2007-2 Class A2 5.634% due 04/10/49	1,005	958
Banc of America Funding Corp. Series 2005-D Class A1 (Ê) 3.678% due 05/25/35	5,568	5,035
Series 2006-2 Class 2A18 5.750% due 03/25/36	2,246	1,696
Series 2006-A Class 1A1 (Ê) 4.584% due 02/20/36	288	242
Banc of America Mortgage Securities, Inc. Series 2004-2 Class 2A1 5.250% due 03/25/34	389	390
Series 2004-2 Class 5A1 6.500% due 10/25/31	112	109
Series 2004-I Class 2A2 (Ê) 4.668% due 10/25/34	415	375
Series 2004-L Class 1A1 (Ê) 5.513% due 01/25/35	45	40
Series 2004-L Class 2A1 (Ê) 4.371% due 01/25/35	1,186	1,030
Series 2005-G Class 2A1 (Ê) 4.918% due 08/25/35	279	225
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 5A1 5.423% due 04/25/33	303	286
Series 2003-8 Class 2A1 (Ê) 5.409% due 01/25/34	197	168
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 5.360% due 05/25/35	743	509
Series 2005-7 Class 22A1 5.491% due 09/25/35	47	32
Bear Stearns Asset Backed Securities Trust Series 2003-AC3 Class A1 4.000% due 07/25/33	276	217

Russell Short Duration Bond Fund	159

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A1 5.060% due 11/15/16	89	90
Series 2001-TOP Class A2 6.480% due 02/15/35	150	155
Series 2004-PWR Class A2 4.254% due 07/11/42	373	372
Series 2005-T20 Class A1 4.940% due 10/12/42	45	45
Series 2007-T26 Class A4 5.471% due 01/12/45	100	91
Bear Stearns Mortgage Funding Trust (Ê) Series 2007-AR1 Class 2A1 0.355% due 02/25/37	465	388
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 5.644% due 01/26/36	228	125
Series 2007-R6 Class 2A1 5.711% due 12/26/46	158	97
Chase Commercial Mortgage Securities Corp. Series 1999-2 Class A2 7.198% due 01/15/32	18	18
Series 1999-2 Class B 7.343% due 01/15/32	100	100
Series 2000-2 Class B 7.782% due 07/15/32	415	430
Chase Issuance Trust Series 2007-A15 Class A 4.960% due 09/17/12	2,860	2,963
Chase Mortgage Finance Corp. Series 2007-A1 Class 8A1 4.226% due 02/25/37	786	704
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	1,065	964
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class E 7.278% due 09/15/30	490	493
Commercial Mortgage Asset Trust Series 1999-C2 Class A2 7.546% due 11/17/32	95	96
Series 1999-C2 Class E 7.640% due 11/17/32	50	46
Commercial Mortgage Pass Through Certificates Series 2001-J1A Class A2 (Þ) 6.457% due 02/14/34	84	87
Series 2001-J1A Class B (Å) 6.614% due 02/15/34	75	78
Series 2006-C7 Class A2 5.690% due 06/10/46	110	111
Series 2006-C8 Class A4 5.306% due 12/10/46	400	324
Countrywide Alternative Loan Trust Series 2003-J2 Class A1 6.000% due 10/25/33	191	185

	Principal Amount ($) or Shares	Market Value $
Series 2004-12C Class 1A1 5.000% due 07/25/19	1,591	1,509
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-12 Class 1M 4.518% due 08/25/34	2,292	335
Series 2004-22 Class A3 4.778% due 11/25/34	219	178
Series 2004-HYB Class 1A1 4.697% due 02/20/35	401	343
Series 2005-HYB Class 5A1 (Ê) 5.250% due 02/20/36	781	487
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class D 7.170% due 05/17/40	151	150
Series 1999-C1 Class B 7.530% due 09/15/41	475	475
Series 1999-C1 Class D 8.034% due 09/15/41	325	325
Series 2001-CF2 Class B 6.718% due 02/15/34	305	306
Series 2001-CK1 Class C 6.730% due 12/18/35	145	147
Series 2002-CKP Class A3 6.439% due 12/15/35	420	449
Series 2002-CP3 Class A3 5.603% due 07/15/35	910	935
Series 2005-C4 Class A2 5.017% due 08/15/38	585	589
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 5.658% due 03/15/39	100	84
Crown Castle Towers LLC Series 2005-1A Class AFX (Þ) 4.643% due 06/15/35	155	153
Series 2006-1A Class AFX (Þ) 5.245% due 11/15/36	160	157
Series 2006-1A Class D (Å) 5.772% due 11/15/36	200	196
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2007-AR1 Class A3B 0.355% due 01/25/47	209	192
DLJ Commercial Mortgage Corp. Series 1999-CG3 Class A3 7.730% due 10/10/32	900	899
Series 2000-CKP Class A1B 7.180% due 11/10/33	61	63
Fannie Mae 6.000% due 2010	9	9
6.500% due 2010	19	19
6.000% due 2011	34	35
6.500% due 2011	12	12
5.000% due 2013	288	298
6.000% due 2013	128	137
6.000% due 2014	375	400

160	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.500% due 2016	561	597
5.000% due 2017	53	55
5.500% due 2017	902	952
6.000% due 2017	106	116
7.000% due 2017	98	106
5.000% due 2018	1,721	1,811
5.000% due 2019	302	317
5.000% due 2020	192	202
5.000% due 2021	22	23
5.000% due 2022	22	23
5.000% due 2023	998	1,038
7.000% due 2024	2,505	2,698
4.204% due 2033 (Ê)	54	56
6.000% due 2033	18	19
4.649% due 2035 (Ê)	290	301
4.662% due 2035 (Ê)	2,786	2,857
4.932% due 2035 (Ê)	17,037	17,764
6.000% due 2036	364	382
5.500% due 2037	4,187	4,344
6.000% due 2037	24,307	25,522
5.500% due 2038	3,358	3,484
6.000% due 2038	22,164	23,259
5.500% due 2039	4,064	4,215
2.589% due 2041 (Ê)	533	530
2.539% due 2042 (Ê)	219	218
30 Year TBA (Ï) 4.500%	4,725	4,753
5.000%	13,745	13,665
5.500%	1,935	2,004
Fannie Mae Grantor Trust Series 2001-T3 Class A1 7.500% due 11/25/40	411	457
Series 2001-T4 Class A1 7.500% due 07/25/41	64	72
Series 2001-T10 Class A1 7.000% due 12/25/41	97	106
Series 2001-T10 Class A2 7.500% due 12/25/41	53	58
Series 2002-T19 Class A1 6.500% due 07/25/42	742	796
Fannie Mae REMICS Series 2001-50 Class BA 7.000% due 10/25/41	117	128
Series 2003-16 Class BH 5.000% due 03/25/17	1,033	1,067
Series 2003-24 Class PU 3.500% due 11/25/15	68	69
Series 2003-63 Class GU 4.000% due 07/25/33	144	148
Series 2003-75 Class NB 3.250% due 08/25/18	238	240
Series 2007-73 Class A1 (Ê) 0.345% due 07/25/37	389	345
Fannie Mae Whole Loan Series 2002-W3 Class A4 6.500% due 09/25/28	518	563

	Principal Amount ($) or Shares	Market Value $
Series 2003-W2 Class 1A1 6.500% due 07/25/42	281	303
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-51 Class 1A 6.500% due 09/25/43	237	255
Series 2003-54 Class 2A 6.500% due 02/25/43	199	209
Series 2005-63 Class 1A1 (Ê) 2.540% due 02/25/45	535	508
Federal National Mortgage Association 2.000% due 01/01/12	210	212
First Horizon Alternative Mortgage Securities (Ê) Series 2005-AA7 Class 2A1 5.403% due 09/25/35	287	195
First Union National Bank Commercial Mortgage Series 1999-C4 Class A2 7.390% due 12/15/31	7	7
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class A2 6.136% due 03/15/33	36	37
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class C 6.730% due 11/18/35	613	623
Freddie Mac 3.000% due 2010	637	640
3.500% due 2010	106	106
4.000% due 2010	244	248
6.000% due 2011	85	90
6.000% due 2013	45	47
5.500% due 2014	35	37
6.000% due 2014	53	56
6.000% due 2016	244	259
5.000% due 2018	337	355
6.000% due 2018	220	235
5.500% due 2029	556	580
6.000% due 2029	61	65
9.000% due 2030	378	416
6.000% due 2031	157	166
6.000% due 2033	331	350
4.927% due 2035 (Ê)	547	567
5.500% due 2038	428	444
5.500% due 2039	423	439
Freddie Mac REMICS Series 2003-255 Class PB 5.500% due 08/15/30	4	4
Series 2003-258 Class NS 3.250% due 09/15/15	286	288
Series 2003-261 Class JA 3.760% due 03/15/29	712	720
Series 2003-262 Class GE 4.500% due 04/15/17	194	199

Russell Short Duration Bond Fund	161

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-263 Class AB 4.500% due 06/15/18	970	993
Series 2003-265 Class WT 4.500% due 08/15/18	810	834
Series 2004-285 Class BA 4.500% due 02/15/20	601	613
Series 2006-314 Class LF (Ê) 0.588% due 05/15/36	477	469
Series 2007-333 Class BF (Ê) 0.438% due 07/15/19	304	297
Series 2007-333 Class FT (Ê) 0.438% due 08/15/19	729	713
Series 2008-341 Class JB 4.500% due 02/15/23	360	368
GE Capital Commercial Mortgage Corp. Series 2000-1 Class A2 6.496% due 01/15/33	232	240
Series 2001-1 Class A2 6.531% due 05/15/33	680	700
Series 2001-1 Class B 6.719% due 05/15/33	345	351
Series 2001-3 Class A1 5.560% due 06/10/38	402	413
Series 2001-3 Class A2 6.070% due 06/10/38	151	159
Series 2002-1A Class A3 6.269% due 12/10/35	370	386
Ginnie Mae I 6.500% due 2038	577	614
30 Year TBA (Ï) 6.000%	3,000	3,139
6.500%	100	106
Ginnie Mae II (Ê) 4.625% due 2027	45	46
4.000% due 2032	73	74
Global Signal Trust (Þ) Series 2004-2A Class D 5.093% due 12/15/14	110	109
GMAC Commercial Mortgage Securities, Inc. Series 1999-C3 Class F 7.926% due 08/15/36	145	144
Series 2001-C1 Class A2 6.465% due 04/15/34	24	24
Series 2001-C1 Class B 6.670% due 04/15/34	25	25
Series 2004-C3 Class A4 4.547% due 12/10/41	90	87
GMAC Mortgage Corp. Loan Trust (Ê) Series 2005-AR2 Class 4A 5.165% due 05/25/35	92	71
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG1 Class A4 5.805% due 08/10/45	400	315
Government National Mortgage Association Series 2006-67 Class A 3.947% due 11/16/30	836	858

	Principal Amount ($) or Shares	Market Value $
Series 2007-4 Class A 4.206% due 06/15/29	940	969
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR8 Class 1A1A 0.365% due 01/25/47	450	355
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444% due 03/10/39	100	85
GS Mortgage Securities Corp. II Series 2007-GG1 Class A1 5.690% due 08/10/45	1,177	1,190
GSMPS Mortgage Loan Trust (Þ) Series 2005-RP1 Class 1A3 8.000% due 01/25/35	151	127
Series 2005-RP1 Class 1A4 8.500% due 01/25/35	89	77
Series 2006-RP1 Class 1A2 7.500% due 01/25/36	103	80
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 3.726% due 06/25/34	367	332
Series 2005-AR6 Class 2A1 (Ê) 4.470% due 09/25/35	567	513
Harborview Mortgage Loan Trust Series 2005-4 Class 3A1 5.143% due 07/19/35	193	120
Series 2006-12 Class 2A11 (Ê) 0.379% due 01/19/38	398	371
Indymac Index Mortgage Loan Trust (Ê) Series 2006-AR1 Class 1A1A 0.375% due 11/25/46	245	223
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A3 6.429% due 04/15/35	25	25
Series 2002-C1 Class A3 5.376% due 07/12/37	195	199
Series 2002-C2 Class A1 4.326% due 12/12/34	399	402
Series 2003-C1 Class A2 4.985% due 01/12/37	310	317
Series 2005-CB1 Class A2 5.016% due 08/12/37	70	70
Series 2005-LDP Class A1 4.655% due 08/15/42	424	425
Series 2007-LD1 Class A4 5.882% due 02/15/51	100	79
JPMorgan Commercial Mortgage Finance Corp. (Þ) Series 1999-PLS Class E 7.023% due 02/15/32	40	40
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 (Ê) 5.012% due 02/25/35	51	47
Series 2005-A4 Class 1A1 5.391% due 07/25/35	335	294

162	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-A8 Class 1A1 5.397% due 11/25/35	652	575
Series 2006-A6 Class 1A2 6.021% due 10/25/36	110	89
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class E 7.000% due 02/18/30	525	560
Series 1999-C1 Class B 6.930% due 06/15/31	23	23
Series 1999-C1 Class C 7.020% due 06/15/31	385	385
Series 1999-C1 Class D 7.020% due 06/15/31	650	649
LB-UBS Commercial Mortgage Trust Series 2000-C4 Class B 7.480% due 07/15/32	200	203
Series 2003-C7 Class A4 4.931% due 09/15/35	790	785
Series 2004-C4 Class A2 4.567% due 06/15/29	56	56
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.799% due 06/15/30	672	576
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1 Class A2 7.560% due 11/15/31	118	118
Series 2005-A8 Class A1B1 5.250% due 08/25/36	42	41
Series 2005-A10 Class A (Ê) 0.495% due 02/25/36	59	33
Merrill Lynch Mortgage Trust Series 2005-CIP Class A2 4.960% due 07/12/38	345	349
Series 2006-C1 Class A1 5.528% due 05/12/39	641	647
Series 2008-C1 Class A4 5.690% due 02/12/51	325	253
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	200	157
MLCC Mortgage Investors, Inc. Series 2005-1 Class 2A1 4.948% due 04/25/35	431	358
Series 2005-1 Class 2A2 4.948% due 04/25/35	923	827
Series 2005-3 Class 5A (Ê) 0.535% due 11/25/35	109	76
Morgan Stanley Capital I Series 2004-IQ8 Class A3 4.500% due 06/15/40	34	34
Series 2005-HQ6 Class A1 4.646% due 08/13/42	692	696
Morgan Stanley Dean Witter Capital I (Þ) Series 2001-DFM Class A 5.996% due 03/14/16	17	17

	Principal Amount ($) or Shares	Market Value $
PNC Mortgage Acceptance Corp. Series 1999-CM1 Class A1B 7.330% due 12/10/32	61	61
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 0.685% due 02/25/34	112	91
Series 2004-CL1 Class 2A2 0.685% due 02/25/19	18	17
Residential Funding Mortgage Securities I Series 2006-SA3 Class 3A1 6.040% due 09/25/36	474	324
Salomon Brothers Mortgage Securities VII, Inc. Series 2000-C3 Class B 6.758% due 12/18/33	75	76
Series 2003-UP2 Class A1 4.000% due 12/25/18	394	381
SBA CMBS Trust (Þ) Series 2006-1A Class B 5.451% due 11/15/36	65	64
Small Business Administration Participation Certificates Series 2009-20D Class 1 4.310% due 04/01/29	600	607
Structured Asset Mortgage Investments, Inc. (Ê) Series 2002-AR3 Class A1 0.949% due 09/19/32	25	19
Structured Asset Securities Corp. (Ê) Series 2001-21A Class 1A1 3.716% due 01/25/32	17	16
Thornburg Mortgage Securities Trust (Ê) Series 2006-6 Class A1 0.395% due 11/25/46	418	377
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A5 5.087% due 07/15/42	25	24
Series 2006-C28 Class A2 5.500% due 10/15/48	170	170
Series 2007-C31 Class A4 5.509% due 04/15/47	100	76
Washington Mutual Mortgage Pass Through Certificates (Ê) Series 2002-AR6 Class A 2.610% due 06/25/42	92	70
Series 2002-AR9 Class 1A 2.740% due 08/25/42	216	146
Series 2003-AR7 Class A7 3.687% due 08/25/33	263	244
Series 2004-AR1 Class A2A 0.683% due 11/25/34	662	383
Series 2005-AR1 Class A1A1 0.575% due 10/25/45	162	92
Series 2006-AR1 Class 1A4 5.603% due 11/25/36	137	90
Series 2006-AR1 Class 2A 3.333% due 09/25/46	535	245

Russell Short Duration Bond Fund	163

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wells Fargo Mortgage Backed Securities Trust Series 2004-BB Class A4 (Ê) 4.547% due 01/25/35	998	924
Series 2004-CC Class A1 (Ê) 4.941% due 01/25/35	530	482
Series 2004-E Class A2 (Ê) 4.500% due 05/25/34	708	658
Series 2004-EE Class 3A1 (Ê) 4.490% due 12/25/34	129	122
Series 2004-I Class 1A1 4.975% due 07/25/34	342	304
Series 2005-9 Class 1A1 4.750% due 10/25/35	1,203	1,145
Series 2005-AR2 Class 2A1 (Ê) 4.550% due 03/25/35	148	129
Series 2005-AR2 Class 2A2 (Ê) 4.550% due 03/25/35	537	487
Series 2005-AR4 Class 2A2 4.537% due 04/25/35	277	251
Series 2005-AR8 Class 2A1 4.224% due 06/25/35	125	113
Series 2006-AR1 Class 5A1 (Ê) 5.595% due 07/25/36	398	271
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	854	678
Series 2006-AR4 Class 1A1 (Ê) 5.866% due 04/25/36	134	102
Series 2006-AR4 Class 2A1 (Ê) 5.776% due 04/25/36	666	527
Series 2006-AR5 Class 2A1 (Ê) 5.539% due 04/25/36	848	632
Series 2006-AR6 Class 7A1 (Ê) 5.119% due 03/25/36	77	71

		192,079

Municipal Bonds - 0.7%
Massachusetts Educational Financing Authority (Ê) Series 2008-1 Class A1 2.042% due 10/25/38	1,702	1,669
South Carolina Student Loan Corp. (Ê) Series 2008-1 Class A1 1.168% due 09/02/14	124	124
Series 2008-1 Class A4 2.261% due 09/03/24	400	385
South Carolina Student Loan Corp. Revenue Bonds (Ê) Series 2008-1 Class A2 1.811% due 12/01/15	600	595
Series 2008-1 Class A3 2.011% due 12/01/18	700	682

		3,455

	Principal Amount ($) or Shares		Market Value $
Non-US Bonds - 2.7%
Brazil Notas do Tesouro Nacional Series NTNF 10.000% due 01/01/17	BRL	2,250	1,063
Bundesrepublik Deutschland Series 08 4.250% due 07/04/18	EUR	275	424
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	100	145
Gaz Capital SA 6.580% due 10/31/13	GBP	120	191
German Treasury Bills 5.000% due 01/04/12	EUR	140	215
Keycorp (Ê) 1.444% due 11/22/10	EUR	1,100	1,381
Morgan Stanley (Ê) 1.600% due 03/01/13	EUR	1,700	2,201
New South Wales Treasury Corp. Series 17RG 5.500% due 03/01/17	AUD	360	289
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	300	430
3.375% due 05/05/14 (Þ)	EUR	1,300	1,315
United Kingdom Gilt 5.000% due 09/07/14	GBP	475	870
4.500% due 03/07/19	GBP	655	1,155
5.000% due 03/07/25	GBP	1,001	1,785
United Kingdom Treasury Bills 5.000% due 03/07/12	GBP	775	1,386

			12,850

United States Government Agencies - 2.7%
Fannie Mae 6.250% due 02/01/11		3,925	4,156
Federal Home Loan Banks 3.375% due 06/24/11		200	207
Federal Home Loan Mortgage Corp. 1.625% due 04/26/11		100	101
1.125% due 06/01/11		1,500	1,500
2.125% due 03/23/12		325	329
3.000% due 07/28/14		1,140	1,151
Federal National Mortgage Association 1.375% due 04/28/11		1,100	1,105
0.010% due 10/09/19		7,075	3,944
Freddie Mac 5.250% due 07/18/11		100	108
4.875% due 06/13/18		100	109

			12,710

United States Government Treasuries - 6.0%
United States Treasury Inflation Indexed Bonds 2.000% due 04/15/12		105	108
United States Treasury Notes 0.875% due 04/30/11		73	73
1.125% due 06/30/11		500	501

164	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

1.000% due 07/31/11	9,900	9,875
1.875% due 04/30/14	5,285	5,148
2.250% due 05/31/14	2,180	2,156
3.125% due 05/15/19	10,755	10,422

		28,283

Total Long-Term Investments (cost $437,966)		438,273

Preferred Stocks - 0.5%
Financial Services - 0.5%
DG Funding Trust (ƒ)(Å)	219	1,672
Federal Home Loan Mortgage Corp.	19,825	25
Federal National Mortgage Association	20,825	40
Wells Fargo & Co	300	251

Total Preferred Stocks (cost $3,488)		1,988

	Notional Amount $
Options Purchased - 0.2%
(Number of Contracts)
Swaptions
(Fund Pays/Fund Receives) USD Three Month LIBOR/USD 3.450% Aug 2009 0.00 Call (5)	24,700	962

Total Options Purchased (cost $260)		962

	Principal Amount ($) or Shares
Short-Term Investments - 11.8%
American Airlines Pass Through Trust 1999 Series 99-1 7.324% due 10/15/09	95	94
AT&T, Inc. 4.125% due 09/15/09	110	110
Capmark Financial Group, Inc. (Ê) 3.114% due 05/10/10	570	194
CIT Group, Inc. 4.250% due 02/01/10	795	465
0.759% due 03/12/10 (Ê)	1,305	763
Citigroup, Inc. (Ê) 1.004% due 05/18/10	1,900	1,862
COX Communications, Inc. 4.625% due 01/15/10	420	424

	Principal Amount ($) or Shares	Market Value $
Credit Agricole SA (Ê)(Þ) 0.714% due 05/28/10	300	298
Diageo Capital PLC 7.250% due 11/01/09	480	487
Discover Financial Services (Ê) Series WI 1.169% due 06/11/10	950	913
Enterprise Products Operating LLC Series F 4.625% due 10/15/09	350	351
Fannie Mae 4.500% due 07/01/10	318	325
Federal National Mortgage Association Discount Notes (ç)(ž) Zero Coupon due 08/13/09	10,800	10,799
Ford Credit Auto Owner Trust (Ê) Series 2008-A Class A2 0.888% due 07/15/10	73	73
Freddie Mac 4.000% due 10/01/09	514	515
4.500% due 10/01/09	458	460
General Electric Capital Corp. (Ê) Series GMTN 0.669% due 03/12/10	425	425
GMAC Commercial Mortgage Securities, Inc. Series 2000-C2 Class B 7.594% due 06/16/10	450	462
Goodyear Tire & Rubber Co. (The) (Ê) 5.010% due 12/01/09	410	408
ICICI Bank, Ltd. (Ê)(Þ) 1.050% due 01/12/10	1,100	1,078
KeyBank NA (Ê) Series BKNT 2.906% due 06/02/10	300	298
Kraft Foods, Inc. 4.125% due 11/12/09	190	192
Lehman Brothers Holdings, Inc. (Ø)(Æ) 1.000% due 03/05/10	950	222
2.951% due 05/25/10	800	136
Lincoln National Corp. (Ê) 0.719% due 03/12/10	320	313
M&I Marshall & Ilsley Bank (Ê) 0.754% due 06/16/10	445	425
Mandalay Resort Group 9.375% due 02/15/10	150	143
Marshall & Ilsley Corp. 5.626% due 08/17/09	1,655	1,653
Martin Marietta Materials, Inc. (Ê) 0.641% due 04/30/10	1,300	1,282
Masco Corp. (Ê) 0.939% due 03/12/10	390	381
Merrill Lynch & Co., Inc. Series MTNC 4.250% due 02/08/10	515	522
Morgan Stanley (Ê) 3.006% due 05/14/10	400	403

Russell Short Duration Bond Fund	165

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

National City Bank Series BKNT 4.250% due 01/29/10	650	654
National City Bank (Ê) Series BKN1 0.763% due 09/09/09	250	250
Nationwide Life Global Funding I (Ê)(Þ) 1.026% due 05/19/10	1,800	1,761
Power Contract Financing LLC (Þ) 6.256% due 02/01/10	71	70
Russell Investment Company Russell Money Market Fund	24,661,000	24,661
SLM Corp. 0.664% due 07/26/10 (Ê)	100	88
Series MTNA 4.500% due 07/26/10	1,075	979
Sovereign Bancorp, Inc. (Ê) 0.842% due 03/23/10	200	199
United States Treasury Bills (ç)(ž) 0.180% due 09/24/09	14	14
0.171% due 10/08/09	59	59
United Technologies Corp. 4.375% due 05/01/10	425	437
Wachovia Mortgage FSB Series BKNT 4.125% due 12/15/09	130	132
Willis NA, Inc. 5.125% due 07/15/10	230	230

Total Short-Term Investments (cost $57,634)		56,010

Repurchase Agreement - 0.1%
Agreement with JPMorgan Chase Securities and JPMorgan Chase & Co. (Tri-Party) of $400 dated July 31, 2009, at 0.210% to be repurchased at $400 on August 3, 2009, collateratlized by $361 par various United States Government Agency Obligations, valued at $407	400	400

Total Repurchase Agreement (cost $400)		400

Total Investments - 105.1% (identified cost $499,833)		497,633

Other Assets and Liabilities, Net - (5.1%)		(23,890)

Net Assets - 100.0%		473,743

See accompanying notes which are an integral part of the financial statements.

166	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	6	EUR	1,486	12/09	11
Euribor Futures (Germany)	9	EUR	2,226	03/10	20
Euro-Bobl Futures (Germany)	79	EUR	9,176	09/09	189
Eurodollar Futures (CME)	83	USD	20,647	09/09	253
Eurodollar Futures (CME)	277	USD	68,759	12/09	188
Eurodollar Futures (CME)	59	USD	14,605	03/10	68
Eurodollar Futures (CME)	68	USD	16,767	06/10	28
Eurodollar Futures (CME)	58	USD	14,244	09/10	—
Eurodollar Futures (CME)	72	USD	17,607	12/10	(22)
Eurodollar Futures (CME)	55	USD	13,404	03/11	(33)
Eurodollar Futures (CME)	5	USD	1,215	06/11	—
Three Month Short Sterling Interest Rate Futures (UK)	3	GBP	370	03/10	4
Three Month Short Sterling Interest Rate Futures (UK)	3	GBP	368	06/10	3
Three Month Short Sterling Interest Rate Futures (UK)	3	GBP	366	09/10	1
Three Month Short Sterling Interest Rate Futures (UK)	3	GBP	364	12/10	—
United States Treasury 2 Year Notes	84	USD	18,193	09/09	19
United States Treasury 10 Year Notes	11	USD	1,290	09/09	(14)
United States Treasury 30 Year Bond	12	USD	1,428	09/09	41

Short Position
United States Treasury 2 Year Notes	215	USD	46,564	09/09	(38)
United States Treasury 5 Year Notes	43	USD	4,961	09/09	21

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					739

Options Written (Number of Contracts)	Notional Amount	Market Value $

Eurodollar Futures
Sep 2009 98.50 Put (91)	228	(2)

Swaptions
(Fund Pays/Fund Receives) USD 4.400%/ USD Three Month LIBOR Aug 2009 0.00 Put (2)	2,000	—
USD 4.550%/ USD Three Month LIBOR Aug 2009 0.00 Put (1)	500	—

Total Liability for Options Written (premiums received $31)		(2)

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	167

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	123	AUD	152	08/25/09	4
USD	165	AUD	200	09/03/09	2
USD	278	BRL	597	08/04/09	42
USD	366	BRL	752	08/04/09	37
USD	438	BRL	937	08/04/09	64
USD	1,134	BRL	2,285	10/02/09	79
USD	259	CAD	284	08/04/09	4
USD	263	CAD	284	09/17/09	—
USD	127	EUR	90	09/03/09	2
USD	83	JPY	7,975	08/04/09	1
USD	510	JPY	48,066	09/03/09	(2)
USD	83	JPY	7,975	09/09/09	1
USD	260	MXN	3,441	09/03/09	(1)
AUD	11	USD	9	08/25/09	—
BRL	425	USD	219	08/04/09	(9)
BRL	2,285	USD	1,147	08/04/09	(78)
CAD	284	USD	263	08/04/09	—
EUR	52	USD	74	08/03/09	—
EUR	160	USD	224	09/03/09	(4)
EUR	2,264	USD	3,219	09/04/09	(8)
GBP	3	USD	5	08/06/09	—
GBP	375	USD	620	08/06/09	(7)
GBP	3,000	USD	4,927	09/03/09	(84)
JPY	7,975	USD	83	08/04/09	(1)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					42

See accompanying notes which are an integral part of the financial statements.

168	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Barclays Bank PLC	AUD	1,600	6.000%	Three Month LIBOR	09/15/12	207
Barclays Bank PLC	GBP	200	5.100%	Brazil Interbank Deposit Rate	09/15/13	232
Deutsche Bank	USD	7,400	Consumer Price Index (France)	2.090%	02/04/11	73
Merrill Lynch	EUR	1,200	2.090%	Brazil Interbank Deposit Rate	10/15/10	15
Merrill Lynch	BRL	400	12.670%	Brazil Interbank Deposit Rate	01/04/10	1
Merrill Lynch	BRL	400	12.410%	Brazil Interbank Deposit Rate	01/04/10	4
Morgan Stanley	BRL	100	11.980%	Brazil Interbank Deposit Rate	01/02/12	4
Royal Bank of Scotland	BRL	1,000	10.575%	Three Month LIBOR	01/02/12	252
Royal Bank of Scotland	BRL	800	12.540%	Six Month LIBOR	01/02/12	22
UBS	BRL	6,900	13.845%	Brazil Interbank Deposit Rate	01/02/12	4
UBS	USD	9,000	3.000%	Brazil Interbank Deposit Rate	02/04/11	16
UBS	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	(5)
UBS	BRL	700	12.948%	Six Month BBSW	01/04/10	(3)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($124)						822

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	169

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

American International Group	Goldman Sachs	1.628	USD	300	1.380%		06/20/13	(111)
American International Group	Royal Bank of Scotland	1.628	USD	200	1.360%		06/20/13	(74)
Ford Motor Credit Co.	Barclays Bank PLC	0.676	USD	2,000	6.150%		09/20/12	(33)
Gaz Capital for Gazprom	Morgan Stanley	0.405	USD	1,400	0.860%		11/20/11	(97)
GE Capital Corporation	Barclays Bank PLC	0.265	USD	700	1.670%		03/20/13	(23)
GE Capital Corporation	Citibank	0.262	USD	200	4.200%		12/20/13	12
GE Capital Corporation	Citibank	0.262	USD	200	4.325%		12/20/13	13
GE Capital Corporation	Deutsche Bank	0.262	USD	200	4.230%		12/20/13	13
GE Capital Corporation	Deutsche Bank	0.262	USD	100	4.900%		12/20/13	9
GE Capital Corporation	Paribas, Corp.	0.265	USD	100	1.250%		03/20/13	(5)
GE Capital Corporation	Paribas, Corp.	0.265	USD	1,200	1.300%		03/20/13	(53)
General Motors Acceptance Corp.	Merrill Lynch	0.864	USD	1,000	1.850%		09/20/09	(10)
Proctor and Gamble	Pershing	0.051	USD	4,100	(1.000%	)	06/20/14	93
SLM Corp.	Citibank	1.739	USD	500	5.600%		09/20/09	(8)
SLM Corp.	Paribas, Corp.	1.137	USD	100	5.050%		03/20/13	(15)
Wells Fargo	Deutsche Bank	0.090	USD	100	(1.000%	)	09/20/13	—

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - $35								(289)

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $
Dow Jones CDX Index	Deutsche Bank	USD	778	0.708%	12/20/12	9
Dow Jones CDX Index	Dow Jones CDX Index	USD	97	0.548%	12/20/17	(4)
Dow Jones CDX Index	Dow Jones CDX Index	USD	97	0.553%	12/20/17	(4)

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - $0						1

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - $35						(288)

See accompanying notes which are an integral part of the financial statements.

170	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$53,894,480	$658,455	$54,552,935	11.5
Corporate Bonds and Notes	—	108,354,796	—	108,354,796	22.9
International Debt	—	23,763,338	—	23,763,338	5.0
Loan Agreements	—	2,218,407	5,588	2,223,995	0.5
Mortgage-Backed Securities	—	192,078,791	—	192,078,791	40.5
Municipal Bonds	—	3,454,904	—	3,454,904	0.7
Non-US Bonds	—	12,849,912	—	12,849,912	2.7
United States Government Agencies	—	12,710,255	—	12,710,255	2.7
United States Government Treasuries	—	28,282,357	—	28,282,357	6.0
Preferred Stocks	1,986,933	—	—	1,986,933	0.5
Options Purchased	—	962,332	—	962,332	0.2
Short Term Investments	24,661,334	31,351,009	—	56,012,343	11.8
Repurchase Agreement	—	400,000	—	400,000	0.1

Total Investments	26,648,267	470,320,581	664,043	497,632,891	105.1

Other Assets and Liabilities, Net					(5.1)

					100.0

Futures Contracts	739,156	—	—	739,156
Options Written	(1,706)	—	—	(1,706)
Foreign Currency Exchange Contracts	(611)	42,574	—	41,963
Interest Rate Swap Contracts	—	599,808	345,415	945,223
Credit Default Swaps	—	(322,910)	—	(322,910)

Total Other Financial Instruments**	736,839	319,472	345,415	1,401,726

Total	$27,385,106	$470,640,053	$1,009,458	$499,034,617

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending July 31, 2009 were as follows:

Russell Short Duration Bond Fund

Balance as of 11/01/08	$1,850,067
Accrued discounts/(premiums)	14,387
Realized gain/(loss)	(3,704)
Net change in unrealized appreciation/(depreciation) from investments still held as of 07/31/09	910,803
Net purchases (sales)	(135,046)
Net transfers in and/or out of Level 3	(1,627,048)

Balance as of 07/31/09	$1,009,459

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	171

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Municipal Bonds - 96.7%
Alabama - 0.8%
Birmingham Waterworks Board Revenue Bonds (µ)	1,275	5.000	01/01/17	1,407
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	251
Mobile Industrial Development Board Revenue Bonds (Ê)	1,400	4.875	06/01/34	1,478

				3,136

Alaska - 0.3%
City of Anchorage Alaska General Obligation Unlimited (µ)(æ)	500	5.750	12/01/16	534
Northern TOB Securitization Corp. Revenue Bonds	755	4.625	06/01/23	676

				1,210

Arizona - 1.9%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,097
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	1,992
Arizona State Transportation Board Revenue Bonds	500	5.250	07/01/12	539
Arizona State Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,716
Salt Verde Financial Corp. Revenue Bonds	2,000	5.000	12/01/37	1,496

				7,840

California - 9.1%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	600	5.700	08/15/14	601
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,562
California Health Facilities Financing Authority Revenue Bonds (Ê)(µ)	1,500	0.300	09/01/28	1,500
California State Department of Water Resources Revenue Bonds (µ)	1,000	5.250	05/01/12	1,093
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,086
California Statewide Communities Development Authority Revenue Bonds	3,055	5.000	04/01/19	3,085
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,392
California Statewide Communities Development Authority Revenue Bonds (Ê)(µ)	610	4.100	04/01/28	611
City of Vernon California Revenue Bonds	2,000	5.125	08/01/21	1,945
County of Sacramento California Revenue Bonds	2,000	5.000	07/01/22	1,996
County of Sacramento California Revenue Bonds	895	5.500	07/01/28	879
County of Sacramento California Revenue Bonds	750	5.625	07/01/29	752
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	500	5.000	06/01/20	475
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	750	4.600	06/01/23	594
Golden State Tobacco Securitization Corp. Revenue Bonds	1,085	4.500	06/01/27	905
Golden State Tobacco Securitization Corp. Revenue Bonds	1,685	5.750	06/01/47	1,005
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	935
Los Angeles Harbor Department Revenue Bonds	2,000	5.250	08/01/22	2,133
Los Angeles Unified School District General Obligation Unlimited (µ)	1,975	5.000	07/01/31	1,921
Roseville Westpark Community Facilities District No. 1 Special Tax	600	5.250	09/01/37	366
San Diego Public Facilities Financing Authority Revenue Bonds	240	5.000	05/15/21	254
Southern California Public Power Authority Revenue Bonds (µ)	405	5.375	01/01/12	441
State of California General Obligation Unlimited	1,000	6.600	02/01/10	1,025
State of California General Obligation Unlimited	1,000	5.000	02/01/12	1,070
State of California General Obligation Unlimited	1,000	5.250	07/01/12	1,082
State of California General Obligation Unlimited (µ)	1,000	6.000	02/01/17	1,140
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,690
State of California General Obligation Unlimited	2,000	6.500	04/01/33	2,156
Tobacco Securitization Authority of Southern California Revenue Bonds	820	4.750	06/01/25	651
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,568
University of California Revenue Bonds	500	4.000	05/15/14	536

				37,449

Colorado - 0.5%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Ê)(µ)	1,000	0.300	02/01/35	1,000

172	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	940
Colorado Housing & Finance Authority Revenue Bonds	10	7.250	04/01/10	10
Colorado Housing & Finance Authority Revenue Bonds	25	6.300	08/01/12	25
Colorado Housing & Finance Authority Revenue Bonds	30	6.300	08/01/16	31
Colorado Housing & Finance Authority Revenue Bonds	15	6.700	10/01/16	15

				2,021

Delaware - 0.3%
Delaware State Economic Development Authority Revenue Bonds (Ê)(µ)	250	4.900	05/01/26	250
State of Delaware General Obligation Unlimited	1,000	5.000	01/01/17	1,171

				1,421

District of Columbia - 0.3%
District of Columbia Revenue Bonds (µ)	1,000	5.000	02/01/12	1,034

Florida - 7.1%
City of Gulf Breeze Florida Revenue Bonds (µ)	1,825	5.000	12/01/15	1,828
City of North Miami Florida Revenue Bonds (µ)	1,325	5.000	04/01/10	1,337
City of Pembroke Pines Florida Revenue Bonds (µ)	1,000	5.000	10/01/16	1,094
City of Tallahassee Florida Revenue Bonds (µ)	500	5.000	10/01/11	538
County of Hillsborough Florida Revenue Bonds (µ)	1,000	5.500	08/01/12	1,120
County of Miami-Dade Florida Revenue Bonds (µ)	1,000	5.000	06/01/14	1,043
County of Miami-Dade Florida Revenue Bonds (µ)	1,500	5.250	10/01/19	1,610
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/11	1,075
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,101
Florida Department of Children & Family Services Certificate Of Participation (µ)	1,175	5.000	10/01/15	1,298
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds	1,600	5.000	07/01/10	1,653
Florida State Board of Education General Obligation Unlimited	1,000	5.000	06/01/16	1,127
Florida State Board of Education Revenue Bonds (µ)	1,000	5.250	01/01/13	1,079
Florida State Division of Bond Finance Revenue Bonds (µ)	1,600	5.250	07/01/13	1,621
Florida State Turnpike Authority Revenue Bonds (µ)	2,000	5.000	07/01/13	2,216
Florida Water Pollution Control Financing Corp. Revenue Bonds	500	5.500	01/15/12	541
Florida Water Pollution Control Financing Corp. Revenue Bonds	2,000	5.000	01/15/25	2,109
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,069
Hillsborough County Educational Facilities Authority Revenue Revenue Bonds (µ)	665	5.750	04/01/18	657
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ)(æ)	1,750	5.000	04/01/34	2,001
Orlando Utilities Commission Revenue Bonds	370	5.250	10/01/20	394
Palm Beach County School Board Certificate Of Participation (µ)	1,000	5.000	08/01/14	1,080
Palm Glades Community Development District Special Assessment	795	4.850	08/01/11	565
Tampa-Hillsborough County Expressway Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,075

				29,231

Georgia - 5.4%
Burke County Development Authority Revenue Bonds (Ê)(µ)	1,660	4.625	01/01/37	1,671
City of Atlanta Georgia Revenue Bonds	1,000	6.000	11/01/20	1,041
City of Atlanta Georgia Revenue Bonds	1,300	6.000	11/01/25	1,313
County of Columbia Georgia General Obligation Unlimited	1,730	4.000	04/01/13	1,887
County of Columbia Georgia General Obligation Unlimited	185	5.000	04/01/17	214
Hall County School District General Obligation Unlimited	1,000	5.000	11/01/12	1,123
Main Street Natural Gas, Inc. Revenue Bonds	825	5.000	03/15/16	858
Marietta Development Authority Revenue Bonds	575	6.250	06/15/20	495
Municipal Electric Authority of Georgia Revenue Bonds (µ)	850	6.250	01/01/17	998
State of Georgia General Obligation Unlimited	15	6.500	12/01/09	15
State of Georgia General Obligation Unlimited	2,000	5.000	07/01/12	2,231
State of Georgia General Obligation Unlimited	1,550	5.000	08/01/12	1,734
State of Georgia General Obligation Unlimited	2,800	5.000	07/01/13	3,193

Russell Tax Exempt Bond Fund	173

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

State of Georgia General Obligation Unlimited	2,100	5.500	07/01/13	2,435
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,452
State of Georgia General Obligation Unlimited	1,500	5.000	07/01/22	1,677

				22,337

Guam - 0.3%
Territory of Guam Revenue Bonds	500	5.375	12/01/24	485
Territory of Guam Revenue Bonds	805	5.625	12/01/29	780

				1,265

Hawaii - 0.8%
City & County of Honolulu Hawaii Revenue Bonds (µ)	1,500	5.000	07/01/19	1,654
County of Kauai Hawaii General Obligation Unlimited (µ)(æ)	375	6.250	08/01/19	396
Hawaii Housing & Community Development Corp. Revenue Bonds	420	3.700	01/01/22	416
State of Hawaii General Obligation Unlimited (µ)	1,000	5.750	01/01/10	1,022

				3,488

Idaho - 0.7%
Boise State University Revenue Bonds (µ)(æ)	1,230	5.375	04/01/22	1,372
Boise State University Revenue Bonds (µ)	15	5.375	04/01/22	16
Idaho Housing & Finance Association Revenue Bonds (µ)	1,330	5.250	07/15/21	1,427

				2,815

Illinois - 1.9%
City of Chicago Illinois General Obligation Unlimited (µ)	750	6.000	01/01/11	771
City of Chicago Illinois General Obligation Unlimited (µ)	2,135	5.000	12/01/23	2,213
Cook County Community Consolidated School District No. 15-Palatine General Obligation Limited (µ)	2,235	Zero coupon	12/01/13	2,026
Illinois Finance Authority Revenue Bonds (µ)	400	Zero coupon	01/01/10	398
Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	738
Illinois Health Facilities Authority Revenue Bonds	105	6.000	05/15/10	106
Lake County Community Unit School District No. 116-Round Lake General Obligation Unlimited (µ)	400	7.600	02/01/14	504
State of Illinois Revenue Bonds (µ)	1,000	5.000	06/15/16	1,115

				7,871

Indiana - 2.0%
Ball State University Revenue Bonds (µ)	1,000	5.000	07/01/16	1,104
Indiana Bond Bank Revenue Bonds (µ)	190	5.750	08/01/13	196
Indiana Finance Authority Revenue Bonds (µ)	925	5.000	07/01/11	980
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,004
Indiana Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,754
Indiana Health Facility Financing Authority Revenue Bonds	1,000	5.500	11/15/10	1,054
Indiana Health Facility Financing Authority Revenue Bonds (Ê)	1,000	5.000	11/01/27	1,057
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,142

				8,291

Iowa - 0.6%
Iowa Finance Authority Revenue Bonds	290	6.000	07/01/10	300
Iowa Finance Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,033
Tobacco Settlement Authority of Iowa Revenue Bonds (æ)	1,000	5.600	06/01/35	1,087

				2,420

174	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Kansas - 0.3%
Butler & Sedgwick Counties Unified School District No. 385 Andover General Obligation Unlimited (µ)	500	5.000	09/01/09	502
Kansas Development Finance Authority Revenue Bonds (µ)	150	5.000	08/01/10	155
Wyandotte County-Kansas City Unified Government Revenue Bonds	255	4.750	12/01/16	253
Wyandotte County-Kansas City Unified Government Transportation Development Dist Revenue Bonds	715	4.875	10/01/28	458

				1,368

Louisiana - 0.7%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	985
Louisiana State Citizens Property Insurance Corp. Revenue Bonds (µ)	1,600	6.750	06/01/26	1,771

				2,756

Maryland - 3.3%
County of Prince George’s Maryland General Obligation Limited	1,000	5.000	07/15/16	1,171
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	968
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.400	01/01/31	793
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	499
Maryland State Department of Transportation County Transportation Revenue Bonds	1,100	5.000	05/01/17	1,219
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,155
State of Maryland General Obligation Unlimited	2,000	5.000	02/01/12	2,203
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,849
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,732
State of Maryland General Obligation Unlimited	1,000	5.000	03/15/17	1,171

				13,760

Massachusetts - 1.7%
Commonwealth of Massachusetts General Obligation Limited (æ)	430	6.000	02/01/11	446
Commonwealth of Massachusetts General Obligation Unlimited	1,500	5.250	08/01/13	1,716
Commonwealth of Massachusetts General Obligation Unlimited	1,000	5.500	10/01/16	1,190
Massachusetts Development Finance Agency Revenue Bonds	80	5.125	12/01/11	81
Massachusetts Development Finance Agency Revenue Bonds	50	5.150	10/01/14	50
Massachusetts Health & Educational Facilities Authority Revenue Bonds	995	5.375	07/01/21	972
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Ê)	1,050	4.125	10/01/37	1,067
Massachusetts Port Authority Revenue Bonds	150	5.750	07/01/10	155
Massachusetts State Water Pollution Abatement Revenue Bonds	1,090	5.000	08/01/16	1,271

				6,948

Michigan - 1.7%
City of Detroit Michigan Revenue Bonds (µ)	1,000	5.000	07/01/14	1,021
City of Detroit Michigan Revenue Bonds (µ)	1,015	5.000	07/01/18	1,047
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	515
Michigan Municipal Bond Authority Revenue Bonds	1,000	5.250	10/01/11	1,084
Michigan State Hospital Finance Authority Revenue Bonds	1,000	5.500	11/01/14	1,022
Michigan State Housing Development Authority Revenue Bonds (µ)	330	4.150	10/01/13	339
Michigan Strategic Fund Revenue Bonds	2,000	6.250	06/01/14	2,062

				7,090

Minnesota - 2.3%
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	1,968
City of State Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,228
City of State Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	758
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	626
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,165

Russell Tax Exempt Bond Fund	175

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

State of Minnesota General Obligation Unlimited	2,990	5.000	06/01/17	3,497

				9,242

Mississippi - 0.3%
Mississippi Development Bank Special Obligation Revenue Bonds (µ)	1,000	5.000	07/01/15	1,082

Missouri - 0.5%
Cape Girardeau County Industrial Development Authority Revenue Bonds	60	5.500	06/01/34	60
Cape Girardeau County Industrial Development Authority Revenue Bonds	200	5.750	06/01/39	201
City of State Louis Missouri Revenue Bonds	1,680	6.125	07/01/24	1,705
Joplin Industrial Development Authority Revenue Bonds	210	5.500	02/15/13	213

				2,179

Nevada - 0.7%
County of Clark Nevada General Obligation Limited (µ)	1,000	5.000	11/01/13	1,107
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/12	1,082
Truckee Meadows Water Authority Revenue Bonds (µ)	500	5.500	07/01/11	538

				2,727

New Jersey - 2.9%
New Jersey Economic Development Authority Revenue Bonds (µ)	1,000	5.000	06/15/11	1,005
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,093
New Jersey Economic Development Authority Revenue Bonds	1,000	5.250	03/01/14	1,101
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	994
New Jersey Educational Facilities Authority Revenue Bonds	1,000	5.750	09/01/10	1,045
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,349
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ)	1,000	5.000	09/15/17	1,055
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,095
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,080
Tobacco Settlement Financing Corp. Revenue Bonds	1,170	4.500	06/01/23	993

				11,810

New York - 8.6%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,601
City of New York New York General Obligation Unlimited	1,000	5.000	08/01/11	1,067
City of New York New York General Obligation Unlimited	125	5.750	08/01/11	131
City of New York New York General Obligation Unlimited	850	5.000	03/01/12	919
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	824
City of New York New York General Obligation Unlimited	235	5.250	11/01/12	256
City of New York New York General Obligation Unlimited (Ê)(µ)	400	0.300	08/01/20	400
City of New York New York General Obligation Unlimited	2,000	5.250	04/01/28	2,075
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,588
New York City Municipal Water Finance Authority Revenue Bonds	1,500	5.250	06/15/12	1,666
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,112
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	910
New York State Dormitory Authority Revenue Bonds	1,110	5.000	03/15/23	1,191
New York State Dormitory Authority Revenue Bonds (Ê)	2,000	5.250	11/15/23	2,138
New York State Environmental Facilities Corp. Revenue Bonds (µ)	1,000	6.000	06/15/12	1,128
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	841
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,769
New York State Thruway Authority Revenue Bonds (µ)	1,575	5.250	04/01/13	1,763
New York State Thruway Authority Revenue Bonds	1,500	5.000	04/01/14	1,679
New York State Thruway Authority Revenue Notes	1,715	4.000	07/15/11	1,801
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	1,700	5.000	10/15/25	1,787
Tobacco Settlement Financing Corp. Revenue Bonds	1,030	5.000	06/01/12	1,109
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,082

176	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Triborough Bridge & Tunnel Authority Revenue Bonds (µ)	1,000	5.500	11/15/20	1,140
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,435
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	970
TSASC, Inc. Revenue Bonds	900	4.750	06/01/22	770
United Nations Development Corp. Revenue Bonds	1,000	5.000	07/01/11	1,000

				35,152

North Carolina - 1.7%
County of Wake North Carolina General Obligation Unlimited	1,000	5.000	03/01/13	1,130
North Carolina Eastern Municipal Power Agency Revenue Bonds	250	5.500	01/01/10	251
North Carolina Medical Care Commission Revenue Bonds	410	5.400	10/01/27	336
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds, semiannual demand (µ)	1,500	6.000	01/01/12	1,638
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds	200	5.500	01/01/13	218
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/12	1,104
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/14	1,113
University of North Carolina at Chapel Hill Revenue Bonds (æ)	1,065	5.375	12/01/14	1,156

				6,946

North Dakota - 0.1%
County of Williams North Dakota Revenue Bonds	320	5.000	11/01/31	242

Ohio - 3.1%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,065	5.125	06/01/24	1,692
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	4,180	5.875	06/01/47	2,395
Ohio Air Quality Development Authority Revenue Bonds	1,110	5.700	02/01/14	1,153
Ohio Air Quality Development Authority Revenue Bonds	1,050	5.625	06/01/18	1,064
Ohio State Higher Educational Facility Commission Revenue Bonds	1,000	5.000	12/01/09	1,013
State of Ohio General Obligation Unlimited	5,000	5.375	08/01/18	5,368

				12,685

Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	282
Oklahoma Housing Finance Agency Revenue Bonds	30	7.600	09/01/15	30

				312

Oregon - 1.4%
City of Portland Oregon Revenue Bonds	2,000	5.000	06/15/18	2,281
Clackamas County School Distrist No. 62C Oregon City General Obligation Unlimited (æ)	435	6.000	06/15/11	456
Morrow County School District No. 1 General Obligation Unlimited (µ)	1,955	5.500	06/15/21	2,323
State of Oregon General Obligation Limited	580	5.700	10/01/32	581

				5,641

Pennsylvania - 7.0%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,098
Allegheny County Port Authority Revenue Bonds (µ)	250	5.500	03/01/17	257
Berks County Municipal Authority Revenue Bonds	2,000	5.250	11/01/24	1,973
Berks County Vocational Technical School Authority Revenue Bonds (µ)	1,260	5.000	06/01/15	1,324
Butler County Hospital Authority Revenue Bonds	1,000	7.125	07/01/29	1,066
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,279
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,888
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	09/01/15	1,136
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,300	5.375	07/01/17	1,546
County of Allegheny Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	10/01/15	1,153
Dauphin County General Authority Revenue Bonds	2,000	6.000	06/01/29	1,971
Erie County Industrial Development Authority Revenue Bonds	180	5.300	04/01/12	183

Russell Tax Exempt Bond Fund	177

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Norwin School District General Obligation Unlimited (µ)(æ)	250	6.000	04/01/20	259
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,200	6.250	10/15/23	1,202
Pennsylvania Economic Development Financing Authority Revenue Bonds (Ê)	605	5.000	12/01/42	610
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,000	5.000	09/01/17	1,158
Pennsylvania Higher Educational Facilties Authority Revenue Bonds (µ)	3,000	5.000	06/15/20	3,184
Pennsylvania Intergovernmental Cooperative Authority Special Tax	1,000	5.000	06/15/17	1,123
Pennsylvania Turnpike Commission Revenue Bonds (µ)	1,450	5.500	12/01/13	1,658
Sayre Health Care Facilities Authority Revenue Bonds (æ)	395	5.300	12/01/12	413
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,133

				28,614

Puerto Rico - 6.7%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	755
Commonwealth of Puerto Rico General Obligation Unlimited (µ)	1,060	5.000	07/01/16	1,107
Commonwealth of Puerto Rico General Obligation Unlimited	1,780	5.250	07/01/22	1,673
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/32	740
Commonwealth of Puerto Rico General Obligation Unlimited	380	5.250	07/01/32	332
Government Development Bank for Puerto Rico Revenue Bonds	3,250	5.000	12/01/09	3,281
Puerto Rico Electric Power Authority Revenue Bonds (µ)	500	5.500	07/01/17	527
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,015
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	196
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	2,012
Puerto Rico Public Buildings Authority Revenue Bonds	500	5.750	07/01/16	517
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/23	2,298
Puerto Rico Public Finance Corp. Revenue Bonds (Ê)(µ)	3,250	5.750	08/01/27	3,300
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	5.500	08/01/22	2,605
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	1,000	6.125	08/01/29	1,029
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,030	1.000	08/01/32	1,285
Puerto Rico Sales Tax Financing Corp. Revenue Bonds (Ê)	4,000	5.000	08/01/39	4,050

				27,722

Rhode Island - 0.3%
Rhode Island Economic Development Corp. Revenue Bonds (µ)	1,000	5.000	06/15/12	1,070

South Carolina - 0.7%
Greenville County School District Revenue Bonds	1,000	5.000	12/01/11	1,079
Richland-Lexington Airport District Revenue Bonds (µ)	440	5.000	01/01/10	446
South Carolina State Public Service Authority Revenue Bonds (µ)	375	5.500	01/01/11	385
South Carolina Transportation Infrastructure Bank Revenue Bonds (µ)(æ)	1,000	5.250	10/01/31	1,095

				3,005

South Dakota - 0.4%
South Dakota Housing Development Authority Revenue Bonds	300	4.800	05/01/22	304
South Dakota State Building Authority Revenue Bonds (µ)	1,330	5.000	09/01/12	1,485

				1,789

Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Revenue Bonds	750	5.000	12/15/14	716
Memphis-Shelby County Airport Authority Revenue Bonds	2,160	5.050	09/01/12	2,212
Tennessee Housing Development Agency Revenue Bonds	950	5.375	01/01/18	954

				3,882

Texas - 10.5%
Alvin Independent School District General Obligation Unlimited	515	6.750	08/15/09	516
Alvin Independent School District General Obligation Unlimited	545	6.750	08/15/10	574
Canadian River Municipal Water Authority Revenue Bonds (µ)	800	5.000	02/15/17	885

178	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Canadian River Municipal Water Authority Revenue Bonds (µ)	415	5.000	02/15/18	452
City of Austin Texas Revenue Bonds (µ)	1,000	5.250	11/15/14	1,142
City of Dallas Texas Revenue Bonds (µ)	3,500	5.000	10/01/24	3,504
City of New Braunfels Texas General Obligation Limited (µ)(æ)	665	5.250	10/01/21	777
City of San Antonio Texas Revenue Bonds	1,000	5.250	02/01/13	1,123
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,125
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,131
Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,612
County of Fort Bend Texas General Obligation Limited (µ)	1,000	5.000	03/01/16	1,131
County of Harris Texas Revenue Bonds (Ê)(µ)	1,500	5.000	08/15/21	1,501
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,375
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/21	1,069
Dickinson Independent School District General Obligation Unlimited	1,500	5.000	02/15/23	1,585
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,292
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	834
Laredo Independent School District General Obligation Unlimited (æ)	1,070	5.375	08/01/16	1,169
Lower Colorado River Authority Revenue Bonds (µ)	2,000	5.875	05/15/14	2,038
McKinney Independent School District General Obligation Unlimited	1,200	6.000	02/15/18	1,460
Midlothian Development Authority Tax Allocation (µ)	500	5.000	11/15/09	504
North East Independent School District General Obligation Unlimited	1,000	5.000	08/01/18	1,130
North East Independent School District General Obligation Unlimited (µ)(æ)	1,000	5.000	08/01/33	1,156
North Harris Montgomery Community College District General Obligation Limited (µ)	1,000	5.000	02/15/12	1,089
North Texas Municipal Water District Revenue Bonds (µ)	2,000	5.000	09/01/13	2,266
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,028
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,270
Round Rock Independent School District General Obligation Unlimited	1,000	6.500	08/01/10	1,049
Round Rock Independent School District General Obligation Unlimited	430	5.375	08/01/12	483
SA Energy Acquisition Public Facility Corp. Revenue Bonds	1,500	5.250	08/01/15	1,558
Sabine River Authority Revenue Bonds	1,500	5.200	05/01/28	721
Spring Independent School District General Obligation Unlimited	1,000	5.000	08/15/16	1,150
Tyler Independent School District General Obligation Unlimited	1,350	5.000	02/15/10	1,381

				43,080

Utah - 0.4%
County of Utah Utah Revenue Bonds	200	5.050	11/01/17	205
Intermountain Power Agency Revenue Bonds (µ)	1,400	6.500	07/01/10	1,461

				1,666

Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	202
Virgin Islands Public Finance Authority Revenue Bonds	2,500	5.500	10/01/14	2,514

				2,716

Virginia - 2.4%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	551
Chesterfield County Economic Development Authority Revenue Bonds, semiannual demand	650	5.000	05/01/23	654
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,109
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	2,028
University of Virginia Revenue Bonds	1,295	5.000	06/01/20	1,397
University of Virginia Revenue Bonds	1,495	5.000	06/01/21	1,603
Virginia Commonwealth Transportation Board Revenue Bonds	360	5.375	05/15/12	387
Virginia Public School Authority Revenue Bonds	2,000	5.000	08/01/17	2,322

				10,051

Washington - 4.0%
County of King Washington Revenue Bonds (µ)	1,625	5.000	01/01/14	1,833

Russell Tax Exempt Bond Fund	179

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

County of Kitsap Washington General Obligation Limited (µ)(æ)	775	5.750	07/01/14	813
Energy Northwest Revenue Bonds	1,000	5.000	07/01/11	1,074
Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,129
Energy Northwest Revenue Bonds	2,500	5.000	07/01/15	2,835
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,254
King County Public Hospital District No. 2 General Obligation Limited (µ)	1,000	5.000	12/01/19	1,045
King County School District No. 405 Bellevue General Obligation Unlimited (µ)	1,000	5.000	12/01/14	1,150
Mason County School District No. 309 Shelton General Obligation Unlimited (µ)	1,115	5.000	12/01/18	1,286
Pierce County School District No. 3 Puyallup General Obligation Unlimited (µ)	1,000	5.000	12/01/18	1,105
State of Washington General Obligation Unlimited	1,000	5.000	07/01/17	1,150
Tobacco Settlement Authority of Washington Revenue Bonds	745	6.500	06/01/26	733
Washington Higher Education Facilities Authority Revenue Bonds (µ)	1,000	5.000	11/01/13	994

				16,401

Wisconsin - 1.3%
City of Madison Wisconsin Revenue Bonds	280	4.875	10/01/27	305
State of Wisconsin Certificate Of Participation (µ)	2,825	5.000	03/01/11	2,993
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ)	1,425	5.000	12/01/10	1,490
Wisconsin Health & Educational Facilities Authority Revenue Bonds	210	5.250	05/01/12	213
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220	5.250	05/01/13	222

				5,223

Total Municipal Bonds (cost $389,782)				396,988

Short-Term Investments - 2.4%
Russell Investment Company Russell Money Market Fund	9,884,000			9,884

Total Short-Term Investments (cost $9,884)				9,884

Total Investments - 99.1% (identified cost $399,666)				406,872

Other Assets and Liabilities, Net - 0.9%				3,875

Net Assets - 100%				410,747

See accompanying notes which are an integral part of the financial statements.

180	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

%

Quality Ratings as of % of Value
AAA	21
AA	37
A	24
BBB	15
BB	1
Other	2

100

Economic Sector Emphasis as a of % of Value
General Obligation	29
Utilities Revenue	16
Other Revenue	14
Industrial Revenue	11
Cash Equivalents	8
Health Care Revenue	7
Education Revenue	7
Pollution Control Revenue	3
Leasing Revenue	3
Housing Revenue	1
Refunded and Special Obligations	1

100

See accompanying notes which are an integral part of the quarterly report.

Russell Tax Exempt Bond Fund	181

Russell Investment Company

Russell Tax Exempt Bond Fund

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Alabama	$—	$3,135,649	$—	$3,135,649	0.8
Alaska	—	1,209,557	—	1,209,557	0.3
Arizona	—	7,840,445	—	7,840,445	1.9
California	—	37,448,716	—	37,448,716	9.1
Colorado	—	2,020,779	—	2,020,779	0.5
Delaware	—	1,420,750	—	1,420,750	0.3
District of Columbia	—	1,034,490	—	1,034,490	0.3
Florida	—	29,231,404	—	29,231,404	7.1
Georgia	—	22,337,358	—	22,337,358	5.4
Guam	—	1,264,826	—	1,264,826	0.3
Hawaii	—	3,488,159	—	3,488,159	0.8
Idaho	—	2,814,638	—	2,814,638	0.7
Illinois	—	7,871,486	—	7,871,486	1.9
Indiana	—	8,290,506	—	8,290,506	2.0
Iowa	—	2,419,790	—	2,419,790	0.6
Kansas	—	1,367,748	—	1,367,748	0.3
Louisiana	—	2,755,782	—	2,755,782	0.7
Maryland	—	13,760,340	—	13,760,340	3.3
Massachusetts	—	6,948,034	—	6,948,034	1.7
Michigan	—	7,089,843	—	7,089,843	1.7
Minnesota	—	9,241,577	—	9,241,577	2.3
Mississippi	—	1,082,140	—	1,082,140	0.3
Missouri	—	2,179,460	—	2,179,460	0.5
Nevada	—	2,726,620	—	2,726,620	0.7
New Jersey	—	11,809,593	—	11,809,593	2.9
New York	—	35,152,055	—	35,152,055	8.6
North Carolina	—	6,945,521	—	6,945,521	1.7
North Dakota	—	242,467	—	242,467	0.1
Ohio	—	12,685,471	—	12,685,471	3.1
Oklahoma	—	312,374	—	312,374	0.1
Oregon	—	5,641,320	—	5,641,320	1.4
Pennsylvania	—	28,614,427	—	28,614,427	7.0
Puerto Rico	—	27,721,803	—	27,721,803	6.7
Rhode Island	—	1,070,020	—	1,070,020	0.3
South Carolina	—	3,004,807	—	3,004,807	0.7
South Dakota	—	1,789,217	—	1,789,217	0.4
Tennessee	—	3,881,901	—	3,881,901	0.9
Texas	—	43,080,464	—	43,080,464	10.5
Utah	—	1,665,902	—	1,665,902	0.4
Virgin Islands	—	2,715,504	—	2,715,504	0.7
Virginia	—	10,051,050	—	10,051,050	2.4
Washington	—	16,401,247	—	16,401,247	4.0
Wisconsin	—	5,222,927	—	5,222,927	1.3
Short-Term Investments	9,884,000	—	—	9,884,000	2.4

Total Investments	$9,884,000	$396,988,167	$—	$406,872,167	99.1

Other Assets and Liabilities, Net					0.9

					100.0

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

182	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.2%
Diversified - 6.2%
British Land Co. PLC (ö)	452,916	3,291
Canadian Real Estate Investment Trust (ö)	90,076	1,997
Dexus Property Group (ö)	1,515,324	925
Gecina SA (ö)	14,938	1,230
GPT Group (ö)	4,619,419	2,048
Mirvac Group (ö)	1,509,487	1,610
Segro PLC (ö)	359,454	1,657
Stockland (ö)	1,267,041	3,338
Suntec Real Estate Investment Trust (Æ)(ö)	646,000	489
Unibail-Rodamco SE (ö)	33,763	5,900
Vornado Realty Trust (ö)(Ñ)	1,181,082	60,259
Washington Real Estate Investment Trust (ö)(Ñ)	410,384	10,502

		93,246

Health Care - 14.0%
Cogdell Spencer, Inc. (ö)	375,150	1,681
HCP, Inc. (ö)(Ñ)	1,906,991	49,124
Health Care REIT, Inc. (ö)	752,805	30,157
LTC Properties, Inc. (ö)	32,600	796
Medical Properties Trust, Inc. (ö)(Ñ)	339,518	2,377
Nationwide Health Properties, Inc. (ö)	1,517,381	44,035
Omega Healthcare Investors, Inc. (ö)(Ñ)	1,151,595	19,243
Senior Housing Properties Trust (ö)	1,291,071	24,091
Ventas, Inc. (ö)(Ñ)	1,131,058	39,926

		211,430

Industrial - 5.2%
AMB Property Corp. (ö)(Ñ)	1,103,930	21,869
DCT Industrial Trust, Inc. (ö)(Ñ)	3,416,925	15,581
EastGroup Properties, Inc. (ö)(Ñ)	286,700	9,954
First Potomac Realty Trust (ö)	366,900	3,438
Goodman Group (ö)	2,195,906	937
ProLogis (ö)(Ñ)	2,956,981	25,992
ProLogis European Properties	231,189	1,031

		78,802

Lodging/Resorts - 3.7%
DiamondRock Hospitality Co. (ö)	237,800	1,608
Host Hotels & Resorts, Inc. (ö)(Ñ)	3,698,890	33,586
LaSalle Hotel Properties (ö)(Ñ)	671,776	10,016
Orient-Express Hotels, Ltd. Class A	103,057	912
Shangri-La Asia, Ltd.	738,000	1,177
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	278,500	6,575
Sunstone Hotel Investors, Inc. (ö)	359,400	1,998

		55,872

Mixed Industrial/Office - 3.1%
Duke Realty Corp. (ö)(Ñ)	664,150	6,303
Liberty Property Trust (ö)	1,102,557	30,618
PS Business Parks, Inc. (ö)	193,164	9,988

		46,909

	Principal Amount ($) or Shares	Market Value $
Office - 11.9%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	216,900	8,266
BioMed Realty Trust, Inc. (ö)	1,019,276	11,905
Boston Properties, Inc. (ö)(Ñ)	1,330,141	70,364
Brandywine Realty Trust (ö)	420,364	3,439
CapitaCommercial Trust (Æ)(ö)	1,291,000	767
Commonwealth Property Office Fund (ö)	2,279,193	1,611
Corporate Office Properties Trust (ö)(Ñ)	452,300	15,337
DA Office Investment Corp. Class A (Æ)(ö)	5	15
Derwent London PLC (ö)	101,745	1,640
Great Portland Estates PLC (ö)	405,703	1,576
Highwoods Properties, Inc. (ö)	342,200	8,764
HRPT Properties Trust (ö)(Ñ)	772,000	3,721
ICADE (ö)	9,698	849
ING Office Fund (ö)	2,794,014	1,133
Japan Prime Realty Investment Corp. Class A (ö)	294	633
Kenedix Realty Investment Corp. Class A (ö)	102	342
Kilroy Realty Corp. (ö)(Ñ)	937,636	22,128
Mack-Cali Realty Corp. (ö)	430,400	12,012
Macquarie Office Trust (ö)	898,013	177
Nippon Building Fund, Inc. Class A (ö)	81	728
Nomura Real Estate Office Fund, Inc. Class A (ö)	7	46
SL Green Realty Corp. (ö)(Ñ)	539,099	13,898

		179,351

Regional Malls - 11.2%
CBL & Associates Properties, Inc. (ö)	142,163	844
Macerich Co. (The) (ö)(Ñ)	1,048,581	20,626
Simon Property Group, Inc. (ö)	2,555,856	142,412
Taubman Centers, Inc. (ö)(Ñ)	154,700	4,117

		167,999

Residential - 15.3%
American Campus Communities, Inc. (ö)(Ñ)	1,004,925	23,043
Apartment Investment & Management Co. Class A (ö)(Ñ)	370,130	3,472
AvalonBay Communities, Inc. (ö)(Ñ)	835,974	48,654
Boardwalk Real Estate Investment Trust (ö)	27,877	855
Brookdale Senior Living, Inc.	114,585	1,227
Camden Property Trust (ö)(Ñ)	850,850	25,109
Education Realty Trust, Inc. (ö)	361,679	1,754
Equity Lifestyle Properties, Inc. (ö)(Ñ)	320,947	13,374
Equity Residential (ö)	2,400,899	57,622
Essex Property Trust, Inc. (ö)(Ñ)	431,150	28,029
Mid-America Apartment Communities, Inc. (ö)(Ñ)	114,884	4,557
National Retail Properties, Inc. (ö)(Ñ)	676,878	13,341
Post Properties, Inc. (ö)(Ñ)	265,500	3,759
Realty Income Corp. (ö)(Ñ)	129,400	3,051
Shimao Property Holdings, Ltd.	1,265,500	2,544

		230,391

Russell Real Estate Securities Fund	183

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Self Storage - 6.3%
Extra Space Storage, Inc. (ö)(Ñ)	1,032,295	9,063
Public Storage (ö)	1,171,190	84,993
Sovran Self Storage, Inc. (ö)	26,804	722

		94,778

Shopping Centers - 8.2%
Acadia Realty Trust (ö)	349,179	4,784
CFS Retail Property Trust (ö)	35,950	52
Corio NV (ö)	31,242	1,731
Developers Diversified Realty Corp. (ö)	6,885	39
Federal Realty Investment Trust (ö)(Ñ)	727,441	41,501
Hammerson PLC (ö)	305,130	1,757
Inland Real Estate Corp. (ö)	10,355	76
Kimco Realty Corp. (ö)	2,206,039	21,707
Kite Realty Group Trust (ö)	1,153,900	3,692
Link REIT (The) (ö)	522,075	1,186
Mercialys SA (ö)	11,675	391
Primaris Retail Real Estate Investment Trust (ö)	101,462	1,215
Regency Centers Corp. (ö)(Ñ)	1,000,183	32,086
Tanger Factory Outlet Centers (ö)(Ñ)	199,700	7,097
Weingarten Realty Investors (ö)	36,757	567
Westfield Group (ö)	673,157	6,379

		124,260

Specialty - 11.1%
Aeon Mall Co., Ltd.	45,600	964
Allgreen Properties, Ltd.	1,137,000	948
Beni Stabili SpA	239,381	184
BR Malls Participacoes SA (Æ)	216,131	2,247
Brookfield Properties Corp.	246,469	2,332
CapitaLand, Ltd.	733,500	1,947
China Overseas Land & Investment, Ltd.	1,938,920	4,783
China Resources Land, Ltd.	1,504,000	3,675
Country Garden Holdings Co.	1,720,000	808
Digital Realty Trust, Inc. (ö)(Ñ)	1,294,244	52,482
DuPont Fabros Technology, Inc. (ö)(Ñ)	571,791	6,118
Entertainment Properties Trust (ö)(Ñ)	145,500	3,974
Government Properties Income Trust (Æ)(ö)	66,950	1,314
Greentown China Holdings, Ltd.	318,786	493
Hang Lung Properties, Ltd. - ADR	583,900	2,140
Henderson Land Development Co., Ltd.	461,984	3,052
Hongkong Land Holdings, Ltd.	735,600	2,861
Hysan Development Co., Ltd.	816,083	2,232
Keppel Land, Ltd.	1,089,800	2,014
Kerry Properties, Ltd.	311,500	1,608
London & Stamford Property, Ltd.	93,450	192
Mitsubishi Estate Co., Ltd.	393,000	6,550
Mitsui Fudosan Co., Ltd.	280,600	5,160
MRV Engenharia e Participacoes SA	44,726	761
New World Development, Ltd.	1,721,000	4,108
NTT Urban Development Corp.	823	779

	Principal Amount ($) or Shares	Market Value $
PDG Realty SA Empreendimentos e Participacoes	3,774	54
Plum Creek Timber Co., Inc. (ö)(Ñ)	892,006	27,902
Rayonier, Inc. (ö)	322,610	12,578
Sponda OYJ (Æ)	137,158	397
Sun Hung Kai Properties, Ltd.	738,541	11,235
Tokyo Tatemono Co., Ltd.	305,000	1,496

		167,388

Total Common Stocks (cost $1,387,081)		1,450,426

Short-Term Investments - 3.8%
Russell Investment Company Money Market Fund	57,622,000	57,622

Total Short-Term Investments (cost $57,622)		57,622

Other Securities - 31.6%
Russell Investment Company Russell Money Market Fund (×)	249,732,508	249,733
State Street Securities Lending Quality Trust (×)	230,034,266	226,359

Total Other Securities (cost $479,767)		476,092

Total Investments - 131.6% (identified cost $1,924,470)		1,984,140

Other Assets and Liabilities, Net - (31.6%)		(476,811)

Net Assets - 100.0%		1,507,329

See accompanying notes which are an integral part of the quarterly report.

184	Russell Real Estate Securities Fund

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	8	AUD	10	08/04/09	—
USD	18	AUD	22	08/04/09	—
USD	33	AUD	40	08/04/09	—
USD	39	AUD	47	08/04/09	—
USD	47	AUD	57	08/04/09	1
USD	56	AUD	68	08/04/09	1
USD	69	AUD	83	08/04/09	1
USD	10	AUD	12	08/05/09	—
USD	20	AUD	24	08/05/09	—
USD	62	AUD	75	08/05/09	1
USD	78	AUD	95	08/05/09	1
USD	99	AUD	120	08/05/09	1
USD	128	AUD	155	08/05/09	2
USD	157	AUD	191	08/05/09	2
USD	224	AUD	272	08/05/09	3
USD	439	AUD	531	08/05/09	6
USD	23	EUR	17	08/03/09	—
USD	2	GBP	1	08/03/09	—
USD	2	GBP	1	08/03/09	—
USD	5	GBP	3	08/03/09	—
USD	10	GBP	6	08/03/09	—
USD	65	HKD	503	08/03/09	—
USD	87	HKD	676	08/03/09	—
USD	17	JPY	1,634	08/03/09	—
USD	13	JPY	1,216	08/04/09	—
USD	163	SGD	235	08/03/09	1
USD	307	SGD	443	08/03/09	1
USD	379	SGD	548	08/03/09	1
USD	66	SGD	96	08/04/09	—
AUD	5	USD	4	08/04/09	—
AUD	9	USD	8	08/04/09	—
AUD	13	USD	11	08/04/09	—
AUD	14	USD	11	08/04/09	—
AUD	22	USD	18	08/05/09	—
AUD	37	USD	30	08/05/09	—
AUD	81	USD	67	08/05/09	(1)
AUD	81	USD	67	08/05/09	(1)
AUD	203	USD	167	08/05/09	(2)
AUD	323	USD	267	08/05/09	(3)
EUR	26	USD	36	08/03/09	(1)
EUR	29	USD	41	08/03/09	(1)
EUR	38	USD	54	08/03/09	(1)
EUR	8	USD	11	08/04/09	—
GBP	12	USD	20	08/03/09	—
HKD	6	USD	1	08/03/09	—
JPY	2,531	USD	26	08/03/09	—
JPY	4,913	USD	52	08/04/09	—
SGD	91	USD	63	08/03/09	—
SGD	107	USD	74	08/04/09	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					12

See accompanying notes which are an integral part of the quarterly report.

Russell Real Estate Securities Fund	185

Russell Investment Company

Russell Real Estate Securities Fund

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value $				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Diversified	$93,245,767	$—	$—	$93,245,767	6.2
Health Care	211,430,128	—	—	211,430,128	14
Industrial	78,801,987	—	—	78,801,987	5.2
Lodging/Resorts	55,872,316	—	—	55,872,316	3.7
Mixed Industrial/Office	46,909,302	—	—	46,909,302	3.1
Office	179,350,756	—	—	179,350,756	11.9
Regional Malls	167,998,900	—	—	167,998,900	11.2
Residential	230,391,625	—	—	230,391,625	15.3
Self Storage	94,778,372	—	—	94,778,372	6.3
Shopping Centers	124,259,836	—	—	124,259,836	8.2
Specialty	167,388,141	—	—	167,388,141	11.1
Short Term Investments	57,622,000	—	—	57,622,000	3.8
Other Investments	249,732,508	226,358,776	—	476,091,284	31.6

Total Investments	1,757,781,638	226,358,776	—	1,984,140,414	131.6

Other Assets and Liabilities, Net					(31.6)

					100.0

Foreign Currency Exchange Contracts	11,617	—	—	11,617

Total Other Financial Instruments**	11,617	—	—	11,617

Total	$1,757,793,255	$226,358,776	$—	$1,984,152,031

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

186	Russell Real Estate Securities Fund

Russell Investment Company

Russell Money Market Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Corporate Bonds and Notes - 7.3%
Bank of America Corp. (Ê)(Þ)	66,000	0.808	10/03/09	66,000
Credit Agricole (Ê)	100,000	0.859	10/22/09	100,000
JPMorgan Chase & Co. (Ê)	56,000	0.785	10/02/09	55,996
Protective Life Insurance Co. (Ê)(Å)	50,000	0.911	08/24/09	50,000
Protective Life Insurance Co. (Ê)(Å)	48,000	0.924	08/31/09	48,000
Royal Bank of Scotland Group PLC (Ê)(Þ)	10,000	0.903	08/21/09	10,000
Wells Fargo & Co (Ê)	30,000	0.320	08/03/09	30,000

Total Corporate Bonds and Notes (amortized cost $359,996)				359,996

Domestic Commercial Paper - 48.0%
Alpine Securitization Corp.	45,000	0.320	08/07/09	44,998
Alpine Securitization Corp.	16,000	0.300	08/14/09	15,999
Antalis US Funding Corp.	10,000	0.380	08/10/09	9,999
Antalis US Funding Corp.	22,000	0.520	08/14/09	21,997
Antalis US Funding Corp.	12,000	0.500	08/17/09	11,998
Banco Bilbao Vizcaya London	50,000	1.000	08/17/09	49,992
Bank of America Corp.	54,000	0.270	08/03/09	53,999
Bank of Nova Scotia	60,000	0.250	08/03/09	60,000
Bank of Nova Scotia	20,000	0.300	09/15/09	19,994
CBA Finance, Inc.	45,000	0.340	08/31/09	44,988
CBA Finance, Inc.	45,000	0.340	09/25/09	44,977
Citigroup Funding, Inc.	32,000	0.250	09/02/09	31,993
Danske Corp.	20,000	0.500	08/10/09	19,998
Danske Corp.	60,000	2.580	08/17/09	59,990
Danske Corp.	25,000	0.340	08/26/09	24,994
Deutsche Bank AG	25,000	0.540	08/03/09	25,000
Erasmus Capital Corp.	15,000	0.370	08/03/09	15,000
Erasmus Capital Corp.	10,000	0.400	08/10/09	9,999
Erasmus Capital Corp.	25,000	0.800	08/12/09	24,996
Erasmus Capital Corp.	15,000	0.500	10/01/09	14,990
Fairway Finance Corp.	36,000	0.500	08/03/09	36,000
Fairway Finance Corp.	13,000	0.310	08/14/09	12,999
Fairway Finance Corp.	21,000	0.400	09/10/09	20,993
FOX Trot CDO Ltd.	30,000	0.250	08/03/09	30,000
Gemini Securitization Corp.	50,000	0.570	08/03/09	49,999
Gemini Securitization Corp.	30,000	0.320	08/06/09	29,999
Gemini Securitization Corp.	30,000	0.280	08/25/09	29,995
Gemini Securitization Corp.	10,000	0.420	09/22/09	9,996
General Electric Capital Corp.	25,000	0.190	08/11/09	24,999
General Electric Capital Corp.	35,000	0.350	08/26/09	34,992
General Electric Capital Corp.	25,000	0.270	09/04/09	24,994
General Electric Capital Corp.	25,000	0.300	09/21/09	24,990
Gotham Funding Corp.	50,000	0.500	08/11/09	49,994
HSBC North America Holdings, Inc.	56,000	0.250	08/07/09	55,998
Intesa Sanpaolo SpA	60,000	0.500	08/03/09	59,999
Intesa Sanpaolo SpA	20,000	1.470	08/17/09	19,998
Intesa Sanpaolo SpA	70,000	0.250	08/21/09	69,991
JPMorgan Chase & Co.	25,000	0.174	08/03/09	25,000
Liberty Street Funding Corp.	25,000	0.370	08/03/09	25,000
Liberty Street Funding Corp.	25,000	0.380	08/21/09	24,995
Liberty Street Funding Corp.	27,000	0.290	08/25/09	26,996
Long Lane Master Trust IV	60,083	0.310	08/03/09	60,082
Matchpoint Master Trust	35,000	0.280	08/27/09	34,994
National Australia Bank, Ltd.	40,000	0.370	08/12/09	39,996
Nordea North America, Inc.	37,500	0.310	08/10/09	37,498

Russell Money Market Fund	187

Russell Investment Company

Russell Money Market Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Nordea North America, Inc.	25,000	0.300	08/21/09	24,997
Nordea North America, Inc.	25,000	0.300	09/29/09	24,991
Park Avenue Receivables Co. LLC	25,000	0.270	08/21/09	24,997
Royal Bank of Scotland Group PLC	52,000	0.750	08/17/09	51,990
Sheffield Receivables Corp.	10,000	0.300	08/25/09	9,998
Sheffield Receivables Corp.	30,000	0.420	09/15/09	29,990
Sheffield Receivables Corp.	35,000	0.330	10/01/09	34,985
Societe Generale	40,000	0.600	08/04/09	39,999
Straight-A Funding LLC	25,000	0.370	08/07/09	24,999
Straight-A Funding LLC	15,000	0.480	08/14/09	14,998
Straight-A Funding LLC	25,000	0.440	08/24/09	24,994
Straight-A Funding LLC	25,000	0.410	08/27/09	24,994
Straight-A Funding LLC	40,000	0.400	10/09/09	39,973
Surrey Funding Corp.	34,780	0.570	08/10/09	34,777
Svenska Handelsbanken AB	40,000	0.550	08/05/09	39,998
Thames Asset Global Securitization	25,000	0.400	08/17/09	24,996
Toronto Dominion Holdings (USA)	15,000	0.270	09/22/09	14,995
Toyota Credit Puerto Rico	40,000	0.270	08/10/09	39,997
Toyota Credit Puerto Rico	50,000	0.330	09/04/09	49,984
Toyota Motor Credit Corp.	41,000	1.350	08/03/09	41,000
UBS Finance Delaware, LLC	69,000	1.000	08/03/09	68,999
UBS Finance Delaware, LLC	25,000	1.000	08/13/09	24,997
UBS Finance Delaware, LLC	25,000	1.000	08/28/09	24,994
Union Bank	50,000	0.150	08/04/09	49,999
Victory Receivables Corp.	15,000	0.420	08/18/09	14,997
Wells Fargo & Co.	90,000	Zero coupon	08/03/09	89,999

Total Domestic Commercial Paper (amortized cost $2,358,035)				2,358,035

Municipal Bonds - 1.2%
Miami-Dade County Industrial Development Authority, monthly demand (Ê)	37,400	0.520	07/01/31	37,400
Nassau Health Care Corp., monthly demand (Ê)	5,500	0.400	08/01/22	5,500
New Jersey State Housing & Mortgage Finance Agency, Semi-annual demand (Ê)	10,030	0.440	11/01/39	10,030
New York State Housing Finance Agency, monthly demand (Ê)	7,500	0.370	05/01/42	7,500

Total Municipal Bonds (amortized cost $60,430)				60,430

Registered Investment Company Fund - 1.0%
Merrill Lynch U.S. Government Mortgage Fund, Inc. (Ê)	50,000,000			50,000

Total Registered Investment Company Fund (amortized cost $50,000)				50,000

Time Deposits - 12.6%
Bank of Montreal	30,000	0.180	08/03/09	30,000
Bank of Montreal	100,000	0.150	08/03/09	100,000
Barclays Bank PLC	75,000	0.190	08/03/09	75,000
BNP Paribas	105,000	0.180	08/03/09	105,000
Calyon New York	80,000	0.190	08/03/09	80,000
Nordea Bank AB	25,000	0.150	08/03/09	25,000
Royal Bank of Canada	90,714	0.150	08/03/09	90,714
Societe Generale	75,000	0.190	08/03/09	75,000
Union Bank	41,000	0.063	08/03/09	41,000

Total Time Deposits (amortized cost $621,714)				621,714

188	Russell Money Market Fund

Russell Investment Company

Russell Money Market Fund

Schedule of Investments, continued — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

United States Government Agencies - 5.7%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR Floater) (Ê)(Å)	5,313	1.136	12/01/17	5,350
Fannie Mae Discount Notes	25,000	Zero coupon	09/14/09	24,994
Federal Home Loan Banks	85,000	Zero coupon	01/28/10	85,000
Federal Home Loan Bank Discount Corp.	75,000	Zero coupon	08/14/09	74,995
Puttable Floating Option Taxable Receipts (Ê)(Þ)	91,465	1.280	04/01/26	91,465

Total United States Government Agencies (amortized cost $281,804)				281,804

Yankee Certificates of Deposit - 5.6%
Banco Bilbao Vizcaya Argentaria SA	10,000	0.300	08/19/09	10,000
Banco Bilbao Vizcaya Argentaria SA	40,000	0.275	09/25/09	40,000
Bank of Montreal	20,000	0.260	08/04/09	20,000
Bank of Nova Scotia	15,000	0.250	09/18/09	15,000
BNP Paribas	40,000	0.270	09/17/09	40,000
Svenska Handelsbanken AB	25,000	0.450	08/11/09	25,000
Svenska Handelsbanken AB	20,000	0.360	08/18/09	20,000
Svenska Handelsbanken AB	10,000	0.320	10/19/09	10,000
Toronto-Dominion Bank	50,000	0.150	08/24/09	50,000
UBS AG	25,000	0.255	08/03/09	25,000
UBS AG	20,000	0.420	09/01/09	20,000

Total Yankee Certificates of Deposit (amortized cost $275,000)				275,000

Total Investments - 81.4% (amortized cost $4,006,979) (†)				4,006,979

Capital Support Agreement - 6.8% (see notes to quarterly reports for further disclosures)				334,255

Other Assets and Liabilities, Net - 11.8%				578,688

Net Assets - 100.0%				4,919,922

See accompanying notes which are an integral part of the quarterly report.

Russell Money Market Fund	189

Russell Investment Company

Russell Money Market Fund

Presentation of Portfolio Holdings — July 31, 2009 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Corporate Bonds and Notes	$—	$359,995,568	$—	$359,995,568	7.3
Domestic Commercial Paper	—	2,358,033,994	—	2,358,033,994	48.0
Municipal Bonds	—	60,430,000	—	60,430,000	1.2
Registered Investment Company Funds	—	50,000,000	—	50,000,000	1.0
Time Deposits	—	621,713,985	—	621,713,985	12.6
United States Government Agencies	—	281,804,584	—	281,804,584	5.7
Yankee Certificates of Deposit	—	275,000,400	—	275,000,400	5.6
Other Securities	—	—	—	—	—

Total Investments	—	4,006,978,531	—	4,006,978,531	81.4

Capital Support Agreement	—	334,254,934	—	334,254,934	6.8

Other Assets and Liabilities, Net					11.8

Total	$—	$4,341,233,465	$—	$4,341,233,465	100.0

See accompanying notes which are an integral part of the quarterly report.

190	Russell Money Market Fund

Russell Investment Company

Russell Funds

Notes to Schedule of Investments — July 31, 2009 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(†)	The identified cost for Federal Income Tax purposes is the same as shown above.
(#)	All securities with a maturity greater than thirteen months have a demand feature or an optimal or mandatory put, or are prefunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
()	Securities covered by Capital Support Agreement, see notes to financial statements for further disclosure.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments	191

Russell Investment Company

Russell Funds

Notes to Schedule of Investments, continued — July 31, 2009 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

192	Notes to Schedules of Investments

Russell Investment Company

Russell Funds

Notes to Quarterly Report — July 31, 2009 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on 16 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a second amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Russell money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

Notes to Quarterly Report	193

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The levels associated with valuing the Funds’ investments for the period ended July 31, 2009 are disclosed in the Presentation of Portfolio Holdings.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income funds classify gains and losses realized on prepayments received on mortgage-backed securities as part of the interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

194	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, the Russell Real Estate Securities Fund may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Real Estate Securities Fund and Russell Tax Exempt Bond Fund, may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The Funds adopted FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time certain Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts.

For the period ended July 31, 2009, the following funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell International Developed Markets	Exposing cash reserves
Russell Global Equity	Exposing cash reserves
Russell Emerging Markets	Exposing cash reserves
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging
Russell Real Estate Securities	Trade settlement

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the

Notes to Quarterly Report	195

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended July 31, 2009, the Russell Strategic Bond Fund had $4,000,000 in unfunded loan commitments.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

For the period ended July 31, 2009, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

196	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended July 31, 2009, the following funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity	Exposing cash reserves to markets
Russell U.S. Quantitative Equity	Exposing cash reserves to markets
Russell U.S. Growth	Exposing cash reserves to markets
Russell U.S. Value	Exposing cash reserves to markets
Russell U.S. Small & Mid Cap	Exposing cash reserves to markets
Russell International Developed Markets	Exposing cash reserves to markets
Russell Global Equity	Exposing cash reserves to markets
Russell Emerging Markets	Exposing cash reserves to markets
Russell Tax-Managed U.S. Large Cap	Exposing cash reserves to markets
Russell Tax-Managed U.S. Mid & Small Cap	Exposing cash reserves to markets
Russell Strategic Bond	Return enhancement, hedging and exposing cash reserves to markets
Russell Investment Grade Bond	Return enhancement, hedging and exposing cash reserves to markets
Russell Short Duration Bond	Return enhancement, hedging and exposing cash reserves to markets

As of July 31, 2009, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral

Russell U.S. Core Equity Fund	$31,000,000
Russell U.S. Quantitative Equity Fund	29,000,000
Russell U.S. Growth Fund	1,200,000
Russell U.S. Value Fund	1,200,000
Russell International Developed Markets Fund	50,387,032
Russell Global Equity Fund	6,800,000
Russell Emerging Markets Fund	7,719,271,471
Russell Tax-Managed U.S. Large Cap Fund	2,900,000
Russell Tax-Managed U.S. Small & Mid Cap Fund	1,100,000
Russell Short Duration Bond Fund	200,700
Russell Investment Grade Bond Fund	623,400
Russell Strategic Bond Fund	15,432,129

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

Notes to Quarterly Report	197

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become more liquid.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The funds may enter into swap agreements with counterparties that meet our credit quality limitations.

As of July 31, 2009, the Funds had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral	Due to Broker

Russell Emerging Markets Fund	$6,000,000	$—
Russell Short Duration Bond Fund	—	(1,100,000)
Russell Investment Grade Bond Fund	3,299,000	(930,000)
Russell Strategic Bond Fund	30,969,102	(12,770,187)

Credit Default Swaps

FASB issued FASB Staff Position (“FSP”) No. 133-1 and 45-4 “Disclosures about Credit Derivatives and Certain Guarantees” which requires enhanced disclosure about the Funds’ credit derivatives. Management adopted FSP No. 133-1 and 45-4 on November 1, 2008.

The fixed income funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The fixed income funds may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, if there is instability in the market, there is a risk that the fixed income funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the fixed income funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for credit default swap agreements is largely unregulated. In an unhedged credit default swap, the fixed income funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the fixed income funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller in a credit default swap, the fixed income funds would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a referenced debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the fixed income funds would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the fixed income funds would keep the stream of payments and would have no payment obligations. As a seller, the fixed income funds would effectively add leverage to their portfolio because in addition to their total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The fixed income funds may also purchase credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the fixed income funds would function as the counterparty referenced in the preceding paragraph.

For the period ended July 31, 2009, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging

198	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The fixed income funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the fixed income funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit-default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fixed income fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31, 2009 for which a fixed income fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fixed income fund for the same referenced entity or entities.

Credit default swaps could result in losses if the fixed income funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the fixed income funds had invested in the referenced obligation directly since, in addition to risks relating to the referenced obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The fixed income funds will generally incur a greater degree of risk when they sell a credit default swap than when they purchase a credit default swap. As a buyer of credit default swap, the fixed income funds may lose their investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the fixed income funds, coupled with the upfront or periodic payments previously received, may be less than what they pay to the buyer, resulting in a loss of value to the fixed income funds.

Notes to Quarterly Report	199

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

If the creditworthiness of the fixed income funds’ swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fixed income funds. To limit the counterparty risk involved in swap agreements, the fixed income funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fixed income funds will be able to do so, the fixed income funds may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fixed income funds may have limited ability to eliminate its exposure under a credit default swap if the credit of the referenced entity or underlying asset has declined.

Swap agreements generally are entered into by “eligible participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended July 31, 2009, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Short Sales

The Russell U.S. Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid

200	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short.) As of July 31, 2009, $1,257,767,293 was held as collateral.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The fixed income funds and the Russell Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. A Fund will not invest more than 15% (10% in the case of the Russell Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Funds have exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes.

Notes to Quarterly Report	201

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

Nonconforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgages loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgage that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Funds’ asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support

202	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

To be announced (“TBA”) is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of July 31, 2009, the Funds had cash collateral balances in connection with TBAs as follows:

	Cash Collateral	Due to Broker

Russell Strategic Bond Fund	$—	$(90,000)

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the assets recorded in the financial statements (the “Assets”). Assets which potentially expose the Funds to credit risk consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers, counterparties or guarantors at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings associated with Lehman Brothers have been written down to their estimated recoverable values. Unrealized gain on foreign exchange swaps or other derivatives transactions have been written down to zero, while anticipated losses for such transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statement of Assets and Liabilities and net changes in realized gain (loss) or unrealized appreciation (depreciation) on the Statements of Operations.

RIMCo or the Funds’ Money Managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ Money Managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

The court overseeing the Lehman Brothers Inc. case has set a claims filing deadline of January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims related to Lehman Brothers Inc. To the extent that the Funds held accounts with

Notes to Quarterly Report	203

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009. The court overseeing the bankruptcy proceedings for the remaining U.S. Lehman entities has set a claims filing deadline of September 22, 2009 for all claims affecting the Funds and the Funds timely filed the appropriate proofs of claim.

Capital Support Agreement

A Capital Support Agreement (the “Agreement”) was entered into as of September 15, 2008, by and between RIMCo and RIC, on behalf of Russell Money Market Fund (the “Fund”). The Agreement requires RIMCo to make a payment to the Fund under certain circumstances in the event there are payment defaults or a restructuring with respect to certain specified Lehman Brothers Holdings, Inc. securities (the “Lehman Securities”) or realized losses from the disposition of Lehman Securities that cause the Fund’s market-based valuation to fall below a stated threshold compared to the Fund’s net asset value calculated under the amortized cost method. As of July 31, 2009, the market value of the Lehman Securities totaled $68,510,000 and the securities at amortized cost were $402,764,934. To the extent that the Fund subsequently recovers defaulted payments on the Lehman Securities with respect to which RIMCo has made a payment to the Fund, the Fund is obligated to repay RIMCo for its related prior payments, subject to certain limitations. The maximum amount RIMCo could be required to contribute under the Agreement is limited to $403,000,000 in the aggregate. As of July 31, 2009 the value of the Agreement was $334,490,000. The performance of RIMCo’s obligations under the Agreement is guaranteed by Frank Russell Company (the “Primary Guarantor”) and Northwestern Mutual Life Insurance Company (the “Secondary Guarantor” and, together with the Primary Guarantor, the “Guarantors”) both affiliates of RIMCo.

The contribution obligation under the Agreement is subject to stated conditions and restrictions. The Agreement terminates on the earlier to occur of: (i) the repayment in full, in cash, of all Lehman Securities; (ii) RIMCo and the Guarantors having made Capital Contributions (as defined in the Agreement), in the aggregate, equal to the Maximum Contribution Amount (as defined in the Agreement); and (iii) so long as RIMCo, the Primary Guarantor and the Secondary Guarantor are not in default with respect to their obligations arising under this Agreement or any Guaranty (as defined in the Agreement), September 15, 2009 (the “Termination Date”).

The Fund will sell the Lehman Securities: (i) within fifteen (15) calendar days following any change in the Secondary Guarantor’s financial strength ratings such that the Secondary Guarantor’s obligations no longer qualify as “First Tier Securities,” as defined in sub-paragraph (a)(12) of Rule 2a-7; or (ii) on the business day immediately prior to the Termination Date, provided that the Fund shall not be required to complete any such sale if (A) the amount the Fund expects to receive on such sale date would not result in a Loss (as defined in the Agreement) or the payment of a Capital Contribution Amount (as defined in the Agreement), or (B) with respect to an event described above in clause (i), if RIMCo substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and during that 15 day period the Secondary Guarantor’s obligations qualify as “Second Tier Securities” (as defined in Rule 2a-7).

Temporary Guarantee Program

The U.S. Treasury Department has established a Temporary Guarantee Program (“Program”) for money market funds. Under the Program, the U.S. Treasury will guarantee to investors in participating money market funds that they will receive $1.00 for each money market fund share held as of the close of business on September 19, 2008. The guarantee will be triggered if the participating money market fund’s net asset value per share falls below $0.995, commonly referred to as breaking the buck. At a meeting held on September 29, 2008, the Board determined that the Russell Money Market Fund would participate in the Program. By written consent dated December 3, 2008, the Board determined that the Russell Money Market Fund would participate in the first extended term of the Program. At a meeting held on April 8, 2009, the Board determined that the Russell Money Market Fund will participate in the second extended term of the program. The Russell Money Market Fund is responsible for the fees required to participate in the Program.

The Program provides coverage to shareholders of the Russell Money Market Fund for amounts that they held in the Russell Money Market Fund as of the close of business on September 19, 2008. Any increase in the number of shares of the Russell Money Market Fund held in an account after the close of business on September 19, 2008 will not be guaranteed. Any purchase of shares of the Russell Money Market Fund for a new account after the close of business on September 19, 2008 will not be guaranteed. In the event that shares held as of the close of business on September 19, 2008 are sold prior to the date the guarantee is triggered, then the shares covered by the guarantee will be the lesser of (i) the amounts held in the Russell Money Market Fund as of the close of business on September 19, 2008 or (ii) the amounts held in the Russell Money Market Fund on the date the guarantee is triggered.

204	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

Under the terms of the Program, if the guarantee is triggered, the Board will be required to initiate the actions necessary under applicable state and federal law to commence the liquidation of the Russell Money Market Fund. For shares covered by the guarantee, any difference between the amount received by a shareholder in connection with the liquidation and $1.00 per share will be covered under the Program.

The Program is designed to address temporary dislocations in credit markets. The initial term of the Program was a three month term beginning September 19, 2008. The Program was then extended from December 19, 2008 until April 30, 2009. On March 31, 2009, The Secretary of the Treasury determined to extend the Program until September 18, 2009. The Secretary does not have the option to renew the Program past September 18, 2009. Guarantee payments to participants under the Program will not exceed the amount available in the U.S. Treasury Department’s Exchange Stabilization Fund (“ESF”) on the date of payment. Currently, ESF assets are approximately $50 billion.

The Russell Money Market Fund is not in any manner approved, endorsed, sponsored or authorized by the U.S. Treasury Department.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended July 31, 2009 for the following Funds were as follows:

	Russell Emerging Markets Fund		Russell Strategic Bond Fund		Russell Investment Grade Bond Fund		Russell Short Duration Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding October 31, 2008	1,270	$1,286,053	1,302	$7,274,573	884	$699,568	15	$1,499,076
Opened	2,350	462,415	1,035	1,845,273	1,627	1,414,715	151	116,039
Closed	(3,620)	(1,748,468)	(599)	(6,750,547)	(590)	(499,429)	(27)	(1,530,465)
Expired	—	—	(1,697)	(1,356,075)	(1,619)	(1,366,001)	(45)	(54,075)

Outstanding January 31, 2009	—	$—	41	$1,013,224	302	$248,853	94	$30,575

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in the Russell Money Market Fund is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

The Funds that participate in securities lending have cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”). The short-term portfolio instruments held by SLQT are valued on the basis of amortized cost. Issuances and redemptions of interests in SLQT are made on each business day (“valuation date”). Currently, interests in SLQT are purchased and redeemed at a constant net asset value of $1.00 per unit for daily operational liquidity purposes, although redemptions for certain other purposes may be in-kind. In the event that a significant disparity develops between the net asset value based on amortized cost and the market based net asset value of SLQT, the Trustee of SLQT may determine that continued redemption at a constant $1.00 net asset value would create inequitable results for the SLQT’s interest holders. In these circumstances, the Trustee of SLQT, in its sole discretion and acting on behalf of the SLQT interest holders, may direct that interests be redeemed at the market-based net asset value until such time as the disparity between the market-based and the constant net asset value per unit is deemed to be insignificant.

Notes to Quarterly Report	205

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

At July 31, 2009, the SLQT was transacting at its amortized cost value of $1.00 per unit for daily operational liquidity purposes. The SLQT’s market value per unit is lower than its amortized cost value per unit. Effective February 10, 2009, the Funds began valuing the units of SLQT for purposes of the Funds’ daily valuation calculation at the unit’s market value rather than the unit’s amortized cost value.

The Funds that participate in securities lending also invest their cash collateral in the Russell Money Market Fund.

As of July 31, 2009, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Russell U.S. Growth Fund	$47,450	Pool of US Government Securities
Russell U.S. Value Fund	270,300	Pool of US Government Securities
Russell U.S. Small & Mid Cap Fund	14,128,989	Pool of US Government Securities
Russell International Developed Markets Fund	163,292	Pool of US Government Securities
Russell Tax-Managed U.S. Large Cap Fund	1,330,596	Pool of US Government Securities
Russell Tax-Managed U.S. Mid & Small Cap Fund	381,659	Pool of US Government Securities
Russell Real Estate Securities Funds	409,543	Pool of US Government Securities

4.	Related Party Transactions

Adviser and Administrator

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell Money Market Fund. As of July 31, 2009, $1,540,865,738 represents Investment Company Funds and investment by the Russell Investment Funds (“RIF”) in the Russell Money Market Fund. RIF employs the same investment adviser as RIC. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $1,150,000,000 is invested in the Russell Money Market Fund.

5.	Federal Income Taxes

At July 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Small & Mid Cap Fund	Russell U.S. Quantitative Equity Fund	Russell Emerging Markets Fund	Russell Real Estate Securities Fund

Cost of Investments	$4,633,949,302	$1,598,123,550	$4,798,596,390	$1,094,319,987	$2,211,262,305

Unrealized Appreciation	413,351,893	85,310,848	974,560,633	223,365,626	450,152,016
Unrealized Depreciation	(570,281,066)	(38,996,898)	(1,344,917,210)	(49,882,475)	(677,273,907)

Net Unrealized Appreciation (Depreciation)	$(156,929,173)	$46,313,950	$(370,356,577)	$173,483,151	$(227,121,891)

	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell International Developed Markets Fund	Russell Investment Grade Bond Fund	Russell Strategic Bond Fund
Cost of Investments	$500,229,430	$399,665,623	$4,628,152,404	$1,260,713,226	$8,483,064,717

Unrealized Appreciation	16,997,779	12,487,392	1,368,507,184	34,023,426	193,580,785
Unrealized Depreciation	(19,509,318)	(5,280,848)	(1,543,318,266)	(105,471,974)	(906,818,071)

Net Unrealized Appreciation (Depreciation)	$(2,511,539)	$7,206,544	$(174,811,082)	$(71,448,548)	$(713,237,286)

	Russell Tax-Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell Global Equity Fund
Cost of Investments	$331,354,596	$186,177,164	$99,935,223	$176,626,386	$1,027,075,711

Unrealized Appreciation	44,820,065	5,235,125	8,314,585	665,164,516	39,935,644
Unrealized Depreciation	(20,604,138)	(4,234,247)	(2,946,238)	(675,232,485)	(48,863,622)

Net Unrealized Appreciation (Depreciation)	$24,215,927	$1,000,878	$5,368,347	$(10,067,969)	$(8,927,978)

206	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% (10% for the Money Market Fund) in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell Emerging Markets Fund - 0.0%
Novorosslysk Commercial Sea Port - GDR	11/02/07	23,647	1,920.00	454	305

					305

Russell Strategic Bond Fund - 2.3%
ABFS Mortgage Loan Trust	06/11/09	992,044	85.28	846	795
Apidos CDO	01/29/09	3,500,000	71.20	2,492	2,746
ARES CLO Funds	01/15/09	13,524,475	71.92	9,757	11,336
Armstrong Loan Funding, Ltd.	05/21/09	4,619,644	89.26	4,123	3,966
Bank of America Auto Trust	05/29/09	8,444,534	99.39	8,393	8,447
Black Diamond CLO, Ltd.	09/11/08	27,750,000	76.63	21,264	22,386
BNP Paribas Capital Trust	06/01/06	3,450,000	112.12	3,868	2,952
CareFusion Corp.	07/14/09	4,475,000	98.36	4,402	4,720
CareFusion Corp.	07/14/09	1,435,000	98.98	1,420	1,474
CIT Mortgage Loan Trust	10/05/07	4,245,884	100.00	4,246	3,184
CIT Mortgage Loan Trust	10/05/07	3,900,000	100.00	3,900	1,053
Catlin Insurance Co., Ldt.	11/01/07	775,000	100.00	775	411
Chase Commercial Mortgage Securities Corp.	02/06/07	300,000	100.99	303	310
Citigroup Mortgage Loan Trust, Inc.	10/18/06	468,775	100.00	469	394
Commercial Mortgage Pass Through Certificates	01/30/09	1,735,000	101.59	1,763	1,798
Deutsche ALT-A Securities NIM Trust	03/12/07	50,993	99.66	51	—
DG Funding Trust	11/04/03	479	10,585.30	5,070	3,658
Dolphin Energy, Ltd.	07/23/09	10,670,000	99.84	10,653	10,654
Ecopetrol SA	07/16/09	5,685,000	101.03	5,744	5,941
FPL Energy Wind Funding LLC	07/27/09	3,427,920	92.73	3,179	3,171
GMAC, Inc.	12/31/08	5,375,000	94.51	5,080	5,066
GMAC, Inc.	12/31/08	1,315,000	85.30	1,122	1,213
HCA, Inc.	04/16/09	2,350,000	98.33	2,311	2,309
Huntington Auto Trust	06/03/08	1,672,871	100.00	1,673	1,675
JBS USA LLC	04/22/09	750,000	95.52	709	759
JPMorgan Auto Receivables Trust	09/19/08	5,269,915	99.99	5,270	5,309
KazMunaiGaz Finance Sub BV	07/16/09	6,175,000	100.22	6,188	6,422
Lehman Brothers Floating Rate Commercial Mortgage Trust	02/14/07	2,254,383	99.93	2,253	1,434
MBNA Master Credit Card Trust	05/04/09	1,770,000	99.52	1,762	1,773
PE Paper Escrow	07/24/09	600,000	97.51	585	572
Qtel International Finance, Ltd.	06/02/09	1,650,000	99.28	1,638	1,738
Sealy Mattress Co.	05/15/09	250,000	96.05	240	273
Securitized Asset Backed receivables LLC Trust	02/14/08	3,232,271	97.54	3,153	3,140
Societe Financement de l’Economie Francaise	04/23/09	2,000,000	100.00	2,000	2,000
Standard Chartered PLC	05/14/09	500,000	99.39	497	519
Structured Asset Securities Corp.	02/11/08	8,991	95.74	9	9
Swedish Housing Finance Corp.	07/24/09	7,100,000	102.35	7,267	7,245
Swedbank AB	07/16/09	5,000,000	100.70	5,035	5,009
Symetra Financial Corp.	10/04/07	1,200,000	98.57	1,183	915

Notes to Quarterly Report	207

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Wachovia Auto Loan Owner Trust 2006-1	08/13/08	532,040	100.02	532	535
WEA Finance LLC/WT Finance	05/26/09	3,870,000	99.01	3,832	3,946
Williams Cos., Inc. Credit Linked Certificate Trust (The)	11/17/08	5,015,000	99.99	5,015	5,667
Wind Acquisition Finance SA	07/01/09	1,900,000	97.50	1,853	2,033
Woori Bank	07/27/09	3,905,000	99.89	3,901	3,977

					152,934

Russell Investment Grade Bond Fund - 0.5%
CareFusion Corp.	07/14/09	450,000	99.32	447	457
Danske Bank A/S	07/08/09	300,000	100.94	303	301
Depfa ACS Bank	03/08/07	400,000	98.45	394	253
DG Funding Trust	11/04/03	392	10,587.26	4,150	2,994
Glitnir Banki HF	06/12/06	700,000	99.92	699	—
Glitnir Banki HF	07/21/06	270,000	100.00	270	54
Glitnir Banki HF	09/20/07	390,000	99.82	389	78
Kaupthing Bank Hf	05/12/06	100,000	99.72	100	15
Kaupthing Bank Hf	05/12/06	1,480,000	99,357.00	1,474	—
Societe Financement de l’Economie Francaise	04/23/09	1,000,000	100.00	1,000	1,000

					5,152

Russell Short Duration Bond Fund - 2.1%
Commercial Mortgage Pass Through Certificates	07/17/09	75,000	101.59	76	78
Commonwealth Bank of Australia	07/07/09	4,600,000	100.00	4,600	4,582
Crown Castle Towers LLC	07/29/09	200,000	97.75	196	196
Danske Bank A/S	07/08/09	200,000	100.94	202	201
DG Funding Trust	11/04/03	219	10,537.12	2,308	1,672
Ecopetrol SA	07/16/09	790,000	100.95	797	826
HCA, Inc.	04/16/09	350,000	98.31	344	344
PE Paper Escrow	07/24/09	200,000	95.60	191	191
Swedish Housing Finance Corp.	07/24/09	1,500,000	102.35	1,535	1,531
Woori Bank	07/24/09	440,000	99.79	439	448

					10,069

Russell Money Market Fund - 6.2%
AID to INH Portugal Guaranteed Note	05/06/94	5,313,000	100.00	5,625	5,350
Protective Life Insurance Co.	02/25/08	50,000,000	100.00	50,000	50,000
Protective Life Insurance Co.	05/29/08	48,000,000	100.00	48,000	48,000

					103,350

7.	Subsequent Events

Management has evaluated events or transactions that may have occurred since July 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through September 29, 2009, the date the financial statements were issued. Subsequent to July 31, 2009, the Lehman Securities held by the Russell Money Market Fund were purchased by Frank Russell Company on September 15, 2009. See note 2 under Capital Support Agreement for further disclosure. In addition, on September 18, 2009, the Temporary Guarantee Program expired.

208	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — July 31, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	209

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

2009 QUARTERLY REPORT

LifePoints® Funds

JULY 31, 2009

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2010 Strategy Fund	A, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

In Retirement Fund	R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

July 31, 2009 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. member FINRA, part of Russell Investments.

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 79.7%
Russell Short Duration Bond Fund	5,182,826	95,572
Russell Strategic Bond Fund	29,652,677	290,596

		386,168

Domestic Equities - 14.2%
Russell Real Estate Securities Fund	635,647	15,058
Russell U.S. Core Equity Fund	1,361,282	29,390
Russell U.S. Quantitative Equity Fund	1,067,293	24,420

		68,868

International Equities - 6.1%
Russell Global Equity Fund	1,429,840	9,880
Russell International Developed Markets Fund	714,748	19,820

		29,700

Total Investments - 100.0% (identified cost $508,013)		484,736

Other Assets and Liabilities, Net - 0.0%		170

Net Assets - 100.0%		484,906

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund	3

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 59.4%
Russell Strategic Bond Fund	55,560,362	544,492

Domestic Equities - 26.2%
Russell Real Estate Securities Fund	1,189,973	28,190
Russell U.S. Core Equity Fund	4,266,221	92,108
Russell U.S. Quantitative Equity Fund	4,015,663	91,878
Russell U.S. Small & Mid Cap Fund	1,756,430	27,927

		240,103

International Equities - 14.3%
Russell Emerging Markets Fund	1,233,139	18,855
Russell Global Equity Fund	4,043,574	27,941
Russell International Developed Markets Fund	3,032,339	84,087

		130,883

Total Investments - 99.9% (identified cost $1,031,492)		915,478

Other Assets and Liabilities, Net - 0.1%		799

Net Assets - 100.0%		916,277

See accompanying notes which are an integral part of this quarterly report.

4	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 38.9%
Russell Strategic Bond Fund	157,138,214	1,539,955

Domestic Equities - 39.5%
Russell Real Estate Securities Fund	8,650,472	204,930
Russell U.S. Core Equity Fund	27,879,080	601,909
Russell U.S. Quantitative Equity Fund	26,150,682	598,328
Russell U.S. Small & Mid Cap Fund	10,192,666	162,063

		1,567,230

International Equities - 21.6%
Russell Emerging Markets Fund	8,099,861	123,847
Russell Global Equity Fund	23,462,250	162,124
Russell International Developed Markets Fund	20,532,349	569,362

		855,333

Total Investments - 100.0% (identified cost $4,721,500)		3,962,518

Other Assets and Liabilities, Net - (0.0%)		(1,201)

Net Assets - 100.0%		3,961,317

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund	5

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 19.5%
Russell Strategic Bond Fund	54,666,069	535,727

Domestic Equities - 53.0%
Russell Real Estate Securities Fund	6,890,452	163,235
Russell U.S. Core Equity Fund	26,766,597	577,891
Russell U.S. Quantitative Equity Fund	23,970,787	548,452
Russell U.S. Small & Mid Cap Fund	10,445,597	166,085

		1,455,663

International Equities - 27.5%
Russell Emerging Markets Fund	7,361,664	112,560
Russell Global Equity Fund	24,168,994	167,008
Russell International Developed Markets Fund	17,113,287	474,551

		754,119

Total Investments - 100.0% (identified cost $3,524,238)		2,745,509

Other Assets and Liabilities, Net - (0.0%)		(387)

Net Assets - 100.0%		2,745,122

See accompanying notes which are an integral part of this quarterly report.

6	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 64.6%
Russell Real Estate Securities Fund	3,922,212	92,917
Russell U.S. Core Equity Fund	15,747,285	339,984
Russell U.S. Quantitative Equity Fund	14,172,969	324,278
Russell U.S. Small & Mid Cap Fund	5,775,021	91,823

		849,002

International Equities - 35.4%
Russell Emerging Markets Fund	4,334,694	66,278
Russell Global Equity Fund	13,395,832	92,565
Russell International Developed Markets Fund	11,017,901	305,526

		464,369

Total Investments - 100.0% (identified cost $1,762,959)		1,313,371

Other Assets and Liabilities, Net - (0.0%)		(520)

Net Assets - 100.0%		1,312,851

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund	7

Russell Investment Company

2010 Strategy Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 66.1%
Russell Short Duration Bond Fund	213,329	3,934
Russell Strategic Bond Fund	4,014,073	39,338

		43,272

Domestic Equities - 22.4%
Russell Real Estate Securities Fund	83,026	1,967
Russell U.S. Core Equity Fund	262,678	5,671
Russell U.S. Quantitative Equity Fund	247,868	5,671
Russell U.S. Small & Mid Cap Fund	86,593	1,377

		14,686

International Equities - 11.6%
Russell Emerging Markets Fund	60,032	918
Russell Global Equity Fund	256,180	1,770
Russell International Developed Markets Fund	177,326	4,917

		7,605

Total Investments - 100.1% (identified cost $69,154)		65,563

Other Assets and Liabilities, Net - (0.1%)		(39)

Net Assets - 100.0%		65,524

See accompanying notes which are an integral part of this quarterly report.

8	2010 Strategy Fund

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 56.1%
Russell Strategic Bond Fund	399,686	3,917

Domestic Equities - 28.5%
Russell Real Estate Securities Fund	10,015	237
Russell U.S. Core Equity Fund	35,509	767
Russell U.S. Quantitative Equity Fund	33,355	763
Russell U.S. Small & Mid Cap Fund	14,009	223

		1,990

International Equities - 15.5%
Russell Emerging Markets Fund	10,081	154
Russell Global Equity Fund	32,513	224
Russell International Developed Markets Fund	25,420	705

		1,083

Total Investments - 100.1% (identified cost $6,163)		6,990

Other Assets and Liabilities, Net - (0.1%)		(8)

Net Assets - 100.0%		6,982

See accompanying notes which are an integral part of this quarterly report.

2015 Strategy Fund	9

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 44.3%
Russell Strategic Bond Fund	7,119,734	69,773

Domestic Equities - 36.0%
Russell Real Estate Securities Fund	310,457	7,355
Russell U.S. Core Equity Fund	1,008,937	21,783
Russell U.S. Quantitative Equity Fund	943,044	21,577
Russell U.S. Small & Mid Cap Fund	377,174	5,997

		56,712

International Equities - 19.7%
Russell Emerging Markets Fund	294,786	4,507
Russell Global Equity Fund	868,356	6,000
Russell International Developed Markets Fund	737,707	20,457

		30,964

Total Investments - 100.0% (identified cost $168,881)		157,449

Other Assets and Liabilities, Net - (0.0%)		(65)

Net Assets - 100.0%		157,384

See accompanying notes which are an integral part of this quarterly report.

10	2020 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 30.0%
Russell Strategic Bond Fund	203,952	1,999

Domestic Equities - 45.9%
Russell Real Estate Securities Fund	15,691	372
Russell U.S. Core Equity Fund	54,615	1,179
Russell U.S. Quantitative Equity Fund	51,241	1,172
Russell U.S. Small & Mid Cap Fund	20,882	332

		3,055

International Equities - 24.2%
Russell Emerging Markets Fund	15,306	234
Russell Global Equity Fund	48,499	335
Russell International Developed Markets Fund	37,666	1,045

		1,614

Total Investments - 100.1% (identified cost $5,846)		6,668

Other Assets and Liabilities, Net - (0.1%)		(9)

Net Assets - 100.0%		6,659

See accompanying notes which are an integral part of this quarterly report.

2025 Strategy Fund	11

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 9.9%
Russell Strategic Bond Fund	1,280,407	12,548

Domestic Equities - 58.8%
Russell Real Estate Securities Fund	357,076	8,459
Russell U.S. Core Equity Fund	1,339,643	28,923
Russell U.S. Quantitative Equity Fund	1,258,010	28,783
Russell U.S. Small & Mid Cap Fund	516,388	8,211

		74,376

International Equities - 31.3%
Russell Emerging Markets Fund	378,766	5,791
Russell Global Equity Fund	1,193,773	8,249
Russell International Developed Markets Fund	920,297	25,520

		39,560

Total Investments - 100.0% (identified cost $145,505)		126,484

Other Assets and Liabilities, Net - (0.0%)		(50)

Net Assets - 100.0%		126,434

See accompanying notes which are an integral part of this quarterly report.

12	2030 Strategy Fund

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.2%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Russell Strategic Bond Fund	42,760	419

Domestic Equities - 58.9%
Russell Real Estate Securities Fund	11,582	274
Russell U.S. Core Equity Fund	44,529	961
Russell U.S. Quantitative Equity Fund	41,737	955
Russell U.S. Small & Mid Cap Fund	17,082	272

		2,462

International Equities - 31.3%
Russell Emerging Markets Fund	12,377	189
Russell Global Equity Fund	39,641	274
Russell International Developed Markets Fund	30,519	847

		1,310

Total Investments - 100.2% (identified cost $3,657)		4,191

Other Assets and Liabilities, Net - (0.2%)		(7)

Net Assets - 100.0%		4,184

See accompanying notes which are an integral part of this quarterly report.

2035 Strategy Fund	13

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 9.9%
Russell Strategic Bond Fund	947,971	9,290

Domestic Equities - 58.9%
Russell Real Estate Securities Fund	261,867	6,204
Russell U.S. Core Equity Fund	990,196	21,378
Russell U.S. Quantitative Equity Fund	932,108	21,327
Russell U.S. Small & Mid Cap Fund	381,023	6,058

		54,967

International Equities - 31.2%
Russell Emerging Markets Fund	280,307	4,286
Russell Global Equity Fund	880,484	6,084
Russell International Developed Markets Fund	678,390	18,812

		29,182

Total Investments - 100.0% (identified cost $105,598)		93,439

Other Assets and Liabilities, Net - (0.0%)		(42)

Net Assets - 100.0%		93,397

See accompanying notes which are an integral part of this quarterly report.

14	2040 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.2%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Russell Strategic Bond Fund	31,108	305

Domestic Equities - 58.9%
Russell Real Estate Securities Fund	8,441	200
Russell U.S. Core Equity Fund	32,437	700
Russell U.S. Quantitative Equity Fund	30,508	698
Russell U.S. Small & Mid Cap Fund	12,447	198

		1,796

International Equities - 31.3%
Russell Emerging Markets Fund	9,007	138
Russell Global Equity Fund	28,834	199
Russell International Developed Markets Fund	22,221	616

		953

Total Investments - 100.2% (identified cost $2,924)		3,054

Other Assets and Liabilities, Net - (0.2%)		(5)

Net Assets - 100.0%		3,049

See accompanying notes which are an integral part of this quarterly report.

2045 Strategy Fund	15

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Russell Strategic Bond Fund	97,141	952

Domestic Equities - 58.8%
Russell Real Estate Securities Fund	26,247	622
Russell U.S. Core Equity Fund	100,890	2,178
Russell U.S. Quantitative Equity Fund	94,864	2,171
Russell U.S. Small & Mid Cap Fund	38,747	616

		5,587

International Equities - 31.3%
Russell Emerging Markets Fund	28,186	431
Russell Global Equity Fund	89,904	621
Russell International Developed Markets Fund	69,216	1,919

		2,971

Total Investments - 100.1% (identified cost $8,023)		9,510

Other Assets and Liabilities, Net - (0.1%)		(6)

Net Assets - 100.0%		9,504

See accompanying notes which are an integral part of this quarterly report.

16	2050 Strategy Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 67.1%
Russell Short Duration Bond Fund	13,465	248
Russell Strategic Bond Fund	192,447	1,886

		2,134

Domestic Equities - 21.8%
Russell Real Estate Securities Fund	4,211	100
Russell U.S. Core Equity Fund	12,426	268
Russell U.S. Quantitative Equity Fund	11,601	265
Russell U.S. Small & Mid Cap Fund	3,744	60

		693

International Equities - 11.2%
Russell Emerging Markets Fund	2,635	40
Russell Global Equity Fund	12,424	86
Russell International Developed Markets Fund	8,352	232

		358

Total Investments - 100.1% (identified cost $2,846)		3,185

Other Assets and Liabilities, Net - (0.1%)		(4)

Net Assets - 100.0%		3,181

See accompanying notes which are an integral part of this quarterly report.

In Retirement Fund	17

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report — July 31, 2009 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a second amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Fund’s adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

Target Portfolio Funds

The Funds seek to achieve their objective by investing in the Class Y Shares of certain of the Investment Company’s Funds (the “Underlying Funds”) as set forth in the table below. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of March 1, 2009
Asset Class/Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Bonds
Russell Short Duration Bond Fund	20%	—%	—%	—%	—%
Russell Strategic Bond Fund	60	60	40	20	—
Domestic Equities
Russell Real Estate Securities Fund	3	3	5	6	7
Russell U.S. Core Equity Fund	6	10	15	21	26
Russell U.S. Quantitative Equity Fund	5	10	15	20	25
Russell U.S. Small & Mid Cap Fund	—	3	4	6	7
International Equities
Russell Emerging Markets Fund	—	2	3	4	5
Russell Global Equity Fund	2	3	4	6	7
Russell International Developed Markets Fund	4	9	14	17	23

	100%	100%	100%	100%	100%

Target Date Funds

Each of the Funds listed in the table below seeks to achieve its objective by investing in the Class Y Shares of Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which they invest will become more conservative over time. At approximately the target year, the target allocations of each Strategy Fund to the Underlying Funds will be fixed at 68% exposure to Underlying fixed income funds and 32% exposure to Underlying equity funds. This means that you will have 32% of your investment exposed to the equity markets, and the risks of such exposure, while in retirement. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, RIMCo expects to modify the target asset allocation for the Funds and/or the Underlying Funds in which the Funds invest. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of March 1, 2009
Assets Class/Underlying Funds	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund

Bonds
Russell Short Duration Bond Fund	6%	—%	—%	—%	—%
Russell Strategic Bond Fund	60	56	45	30	10
Domestic Equities
Russell Real Estate Securities Fund	3	4	4	5	6
Russell U.S. Core Equity Fund	9	11	14	18	23
Russell U.S. Quantitative Equity Fund	9	11	13	18	23
Russell U.S. Small & Mid Cap Fund	2	3	4	5	6
International Equities
Russell Emerging Markets Fund	1	2	3	4	5
Russell Global Equity Fund	3	3	4	5	7
Russell International Developed Markets Fund	7	10	13	15	20

	100%	100%	100%	100%	100%

18	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

	Asset Allocation Targets as of March 1, 2009
Asset Class/Underlying Funds	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund

Bonds
Russell Short Duration Bond Fund	—%	—%	—%	—%	8%
Russell Strategic Bond Fund	10	10	10	10	60
Domestic Equities
Russell Real Estate Securities Fund	6	6	6	6	3
Russell U.S. Core Equity Fund	23	23	23	23	8
Russell U.S. Quantitative Equity Fund	23	23	23	23	8
Russell U.S. Small & Mid Cap Fund	6	6	6	6	2
International Equities
Russell Emerging Markets Fund	5	5	5	5	1
Russell Global Equity Fund	7	7	7	7	3
Russell International Developed Markets Fund	20	20	20	20	7

	100%	100%	100%	100%	100%

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Fund. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

Notes to Quarterly Report	19

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments for the period ended July 31, 2009 were Level one for all Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

20	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

At July 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments	$512,807,691	$1,045,672,815	$4,817,255,557	$3,562,844,463	$1,822,523,469

Unrealized Appreciation	$2,957,049	$—	$38,195,084	$24,655,047	$17,923,535
Unrealized Depreciation	(31,028,805)	(130,194,930)	(892,933,070)	(841,990,765)	(527,076,487)

Net Unrealized Appreciation (Depreciation)	$(28,071,756)	$(130,194,930)	$(854,737,986)	$(817,335,718)	$(509,152,952)

	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund
Cost of Investments	$70,926,868	$6,286,111	$174,816,424	$6,002,735	$147,758,637

Unrealized Appreciation	$181,328	$704,275	$57,904	$664,917	$—
Unrealized Depreciation	(5,545,010)	—	(17,425,099)	—	(21,274,635)

Net Unrealized Appreciation (Depreciation)	$(5,363,682)	$704,275	$(17,367,195)	$664,917	$(21,274,635)

	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement
Cost of Investments	$3,810,599	$107,155,890	$3,002,336	$8,132,566	$2,877,561

Unrealized Appreciation	$380,216	$10,942	$51,903	$1,377,558	$307,470
Unrealized Depreciation	—	(13,728,059)	—	—	—

Net Unrealized Appreciation (Depreciation)	$380,216	$(13,717,117)	$51,903	$1,377,558	$307,470

4.	Subsequent Events

Management has evaluated events or transactions that may have occurred since July 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through September 29, 2009, the date the financial statements were issued.

Notes to Quarterly Report	21

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — July 31, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

22	Shareholder Requests for Additional Information

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

2009 QUARTERLY REPORT

Russell Tax-Managed

Global Equity Fund

JULY 31, 2009

FUND	SHARE CLASS	FUND NAME PRIOR TO SEPTEMBER 2, 2008

Russell Tax-Managed Global Equity Fund	C, S	Tax-Managed Global Equity

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Quarterly Report

July 31, 2009 (Unaudited)

Russell Investment Company - Russell Tax-Managed Global Equity Fund.

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. member FINRA, part of Russell Investments.

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Schedule of Investments — July 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 74.8%
Russell Tax-Managed U.S. Large Cap Fund	1,460,232	21,495
Russell Tax-Managed U.S. Mid & Small Cap Fund	627,684	6,490
Russell U.S. Quantitative Equity Fund	187,615	4,293

		32,278

International Equities - 25.3%
Russell Emerging Markets Fund	142,248	2,175
Russell International Developed Markets Fund	315,624	8,752

		10,927

Total Investments - 100.1% (identified cost $39,930)		43,205

Other Assets and Liabilities, Net - (0.1%)		(43)

Net Assets - 100%		43,162

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed Global Equity Fund	3

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Notes to Quarterly Report — July 31, 2009 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a second amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Fund’s adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Fund’s administrator and transfer agent.

Effective September 2, 2008, the Tax-Managed Global Equity Fund changed its name to the Russell Tax-Managed Global Equity Fund.

The Fund seeks to achieve its objective by investing in Class S Shares and Class Y Shares of the Investment Company’s Funds (the “Underlying Funds”) as set forth in table below. RIMCo may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests. From time to time, the Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Fund may also invest in other funds which are not currently Underlying Funds.

Asset Class/Underlying Funds	Asset Allocation as of March 1, 2009

Domestic Equities
Russell Tax-Managed U.S. Large Cap Fund, Class S	50%
Russell Tax-Managed U.S. Mid & Small Cap Fund, Class S	15
Russell U.S. Quantitative Equity Fund, Class Y	10
International Equities
Russell Emerging Markets Fund, Class Y	5
Russell International Developed Markets Fund, Class Y	20

100%

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Fund. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and Rights/Warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

4	Notes to Quarterly Report

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

Notes to Quarterly Report	5

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Notes to Quarterly Report, continued — July 31, 2009 (Unaudited)

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Fund’s investments for the period ended July 31, 2009 were Level one for the Fund.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Federal Income Taxes

At July 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Russell Tax- Managed Global Equity Fund

Cost of Investments	$50,044,002

Unrealized Appreciation	$1,892,406
Unrealized Depreciation	(8,731,684)

Net Unrealized Appreciation (Depreciation)	$(6,839,278)

4.	Subsequent Event

At a meeting held on August 25, 2009, the Board of Trustees of Russell Investment Company, upon the recommendation of RIMCo, approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution (the “Plan”). Shareholder approval is not required in order to liquidate the Fund.

The Plan provides for the liquidation of the Fund’s assets and the distribution to Fund shareholders of all of the proceeds of the liquidation on or about October 12, 2009.

6	Notes to Quarterly Report

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Shareholder Requests for Additional Information — July 31, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information	7

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/S/ GREG J. STARK
Greg J. Stark Principal Executive Officer and Chief Executive Officer

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ GREG J. STARK
Greg J. Stark Principal Executive Officer and Chief Executive Officer

Date:	September 28, 2009

By:	/S/ MARK E. SWANSON
Mark E. Swanson Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	September 28, 2009